UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for Wells Fargo Managed Account CoreBuilder Shares – Series M.

The following 14 series of Wells Fargo Funds Trust have a June 30 fiscal year end:

Wells Fargo Advantage Global Long/Short Fund, Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage High Yield Municipal Bond Fund, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage North Carolina Tax-Free Fund, Wells Fargo Advantage Pennsylvania Tax-Free Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Strategic Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund.

Date of reporting period: March 31, 2015

ITEM 1.	INVESTMENTS

Wells Fargo Advantage CoreBuilder Shares—Series M	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 96.27%
Alabama : 1.19%
Alabama State University General Tuition and Fee Revenue Bonds (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,500,000	$1,506,975
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	1,350,000	816,561
Jefferson County AL Warrants Series A (GO)	4.90	4-1-2021	785,000	847,847
				3,171,383

Arizona : 3.54%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	550,000	589,089
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.00	7-1-2032	500,000	532,300
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.25	7-1-2032	335,000	361,120
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	1,000,000	1,003,490
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	6.75	12-15-2033	1,120,000	1,192,979
Pima County AZ IDA Refunding Bond Facility Desert Heights Charter (Education Revenue)	7.00	5-1-2034	1,000,000	1,050,610
Salt Verde AZ Financial Corporation (Utilities Revenue, Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,000,000	2,312,300
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,200,000	1,358,352
Verrado AZ Community Facilities District #1 (GO) 144A	5.00	7-15-2022	500,000	544,165
Yavapai County AZ IDA AgriBusiness & Equine Center Project (Education Revenue)	4.63	3-1-2022	445,000	474,944
				9,419,349

California : 5.54%
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	1,000,000	1,143,360
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,159,920
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue)	5.00	1-1-2022	250,000	262,675
California Pollution Control Financing Authority Water Furnishing Revenue Bonds Poseidon Resources LP Desalination Project (Water & Sewer Revenue) 144A	5.00	7-1-2027	1,000,000	1,041,160
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	298,543
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	4.75	10-1-2024	425,000	435,787
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.63	10-1-2034	575,000	588,806
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	120,297
California Various Purposes (GO)	6.00	4-1-2038	200,000	237,728
Compton CA Community College District Election of 2002 CAB Series C (GO) ¤	0.00	8-1-2029	500,000	264,585
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	130,000	79,873
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	70,000	35,777
Golden State Tobacco Securitization California Tobacco Settlement CAB Series A (Tobacco Revenue, Ambac Insured) ¤	0.00	6-1-2024	4,985,000	3,831,820
Hawthorne CA School District CAB Series C (GO, National Insured) ¤	0.00	11-1-2025	100,000	70,124
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	150,000	155,871
Los Angeles CA DW&P Series A (Water & Sewer Revenue)	5.00	7-1-2039	500,000	581,545
Palo Alto CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	4.00	9-2-2020	240,000	263,875

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage CoreBuilder Shares—Series M

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Peralta CA Community College District Alameda County (GO)	5.00%	8-1-2024	$450,000	$545,976
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	150,000	178,188
Stockton CA Unified School District (Miscellaneous Revenue, Ambac Insured)	5.00	2-1-2016	100,000	103,547
Tahoe Forest CA Hospital District (Health Revenue)	5.00	7-1-2036	1,000,000	1,009,580
University of California General Revenue Bonds Series AI (Education Revenue)	5.00	5-15-2038	1,000,000	1,147,070
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	1,000,000	1,188,839
				14,744,946

Colorado : 0.91%
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	200,000	228,926
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	250,000	289,258
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.63	12-1-2040	260,000	301,265
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	500,000	581,495
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	1,000,000	1,025,870
				2,426,814

Delaware : 0.57%
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	1,500,000	1,508,385

District of Columbia : 0.35%
District of Columbia Association of American Medical Colleges Issue Series A (Miscellaneous Revenue)	5.00	10-1-2024	270,000	325,528
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	70,000	78,617
District of Columbia Friendship Charter School Project Series A (Education Revenue)	2.25	6-1-2016	520,000	519,459
				923,604

Florida : 3.03%
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	500,000	565,430
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2026	250,000	286,925
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	1,000,000	1,141,890
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	250,658
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	5-1-2031	3,000,000	3,525,180
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	1,000,000	1,228,670
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	1,000,000	1,074,030
				8,072,783

Georgia : 0.02%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Industrial Development Revenue, Ambac Insured)	5.00	1-1-2027	50,000	54,895

2

Wells Fargo Advantage CoreBuilder Shares—Series M	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Guam : 1.29%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00%	1-1-2031	$365,000	$406,460
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,115,890
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	75,000	84,089
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2021	550,000	640,987
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	500,000	588,655
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	585,855
				3,421,936

Idaho : 0.34%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	100,000	116,363
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	500,000	520,330
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	250,000	262,138
				898,831

Illinois : 23.13%
Bureau County IL Township High School District #502 Series A (GO, Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	925,740
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2022	3,250,000	2,425,508
Chicago IL Board of Education Refunding Bond Series A (GO) ±	4.02	3-1-2032	3,000,000	3,018,240
Chicago IL Board of Education School Reform Board Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	4,035,000	3,171,631
Chicago IL Board of Education Series A (GO, National Insured)	5.25	12-1-2017	250,000	271,893
Chicago IL Board of Education Series A (GO, National Insured)	5.25	12-1-2021	2,555,000	2,852,172
Chicago IL Board of Education Series C (GO)	5.25	12-1-2023	1,000,000	1,038,370
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2022	375,000	400,830
Chicago IL City Colleges Capital Improvement Project CAB (GO, National Insured) ¤	0.00	1-1-2031	800,000	369,792
Chicago IL Emergency Telephone System Project (GO, National Insured)	5.50	1-1-2023	555,000	633,932
Chicago IL Library Project Series D (GO)	5.00	1-1-2021	440,000	465,520
Chicago IL Modern Schools Across Chicago Program Series A (GO)	4.00	12-1-2018	445,000	464,255
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	1,000,000	1,128,880
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	1,500,000	1,692,525
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	1,000,000	1,150,040
Chicago IL Series A (GO)	4.00	1-1-2020	440,000	449,412
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2022	1,000,000	1,029,640
Chicago IL Series A (GO, Ambac Insured)	5.00	1-1-2026	930,000	948,981
Chicago IL Series A (GO)	5.25	1-1-2021	375,000	393,649
Chicago IL Series A (GO)	5.25	1-1-2026	550,000	564,383
Chicago IL Series A (GO, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	1,500,000	1,554,600
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2018	735,000	743,658
Chicago IL Series C (GO)	4.00	1-1-2021	750,000	775,673
Chicago IL Series C (GO)	5.00	1-1-2034	1,300,000	1,306,513
Chicago IL Wastewater Transmission (Water & Sewer Revenue)	5.00	1-1-2027	1,000,000	1,118,750
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	1,000,000	1,116,050
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2031	1,000,000	1,112,490
Cook County IL Community College District #508 (GO)	5.25	12-1-2043	1,000,000	1,134,600
Cook County IL Community College District #508 (GO)	5.50	12-1-2038	1,000,000	1,161,330
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO, AGM Insured) ¤	0.00	12-1-2025	1,000,000	654,230

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage CoreBuilder Shares—Series M

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Cook County IL School District #159 CAB (GO, AGM Insured) ¤	0.00%	12-1-2023	$615,000	$464,423
Cook County IL Series A (GO)	5.00	11-15-2020	500,000	576,580
Illinois (GO, AGM Insured)	5.00	1-1-2023	300,000	328,311
Illinois (Miscellaneous Revenue)	5.00	8-1-2024	2,000,000	2,221,600
Illinois (GO, AGM Insured)	5.00	4-1-2026	1,130,000	1,273,860
Illinois (GO)	5.50	7-1-2025	1,250,000	1,437,388
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	1,000,000	1,116,360
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	200,000	230,398
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	50,000	50,575
Illinois Finance Authority Rogers Park Montessori School (Miscellaneous Revenue)	5.00	2-1-2024	525,000	541,611
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	557,075
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	6.00	3-1-2038	400,000	450,940
Illinois Series A (Tax Revenue)	5.00	6-1-2019	175,000	193,702
Illinois Series A (GO, AGM Insured)	5.00	4-1-2024	1,905,000	2,163,337
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.00	6-15-2028	1,500,000	1,691,820
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2031	2,500,000	2,856,450
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	350,000	370,370
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,000,000	1,132,300
Kane Cook & DuPage Counties IL Series A (GO)	5.00	1-1-2034	1,000,000	1,134,750
Kane Cook & DuPage Counties IL Series D (GO)	5.00	1-1-2034	1,700,000	1,929,075
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	75,000	68,817
Metropolitan Pier & Exposition Authority Illinois (Tax Revenue, National Insured) ¤	0.00	6-15-2030	5,100,000	2,739,159
Metropolitan Pier & Exposition Authority Illinois CAB FSA (Tax Revenue, AGM/MBIA Insured) ¤	0.00	12-15-2029	5,000,000	2,784,700
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13	8-15-2023	420,000	381,902
Village Bolingbrook IL (GO, AGM Insured)	5.00	1-1-2031	500,000	569,900
Will County IL School District #14 Prerefunded CAB School Series (GO, National Insured) ¤	0.00	12-1-2017	145,000	140,881
Will County IL School District #14 Prerefunded CAB School Series (GO, National Insured) ¤	0.00	12-1-2017	110,000	103,375
				61,582,946

Indiana : 1.78%
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	1,000,000	1,116,370
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	1,000,000	1,081,300
Indiana Finance Authority Series M (Miscellaneous Revenue)	5.00	7-1-2029	605,000	690,480
Indiana Finance Authority Wastewater Utility Project Series A (Water & Sewer Revenue)	5.25	10-1-2031	1,310,000	1,530,696
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.73	11-15-2031	150,000	150,683
Jasper County IN PCR Northern Series B (Industrial Development Revenue, National Insured)	5.60	11-1-2016	155,000	165,332
				4,734,861

Iowa : 0.27%
Coralville IA Certificate of Participation (Miscellaneous Revenue)	5.25	6-1-2022	700,000	707,126

Kentucky : 0.26%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	685,188

4

Wells Fargo Advantage CoreBuilder Shares—Series M	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Louisiana : 3.68%
Louisiana Public Facilities Authority Dock & Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50%	7-1-2036	$750,000	$844,485
New Orleans LA Aviation Board AMT Series B (Airport Revenue)	5.00	1-1-2031	1,500,000	1,699,005
New Orleans LA Aviation Board AMT Series B (Airport Revenue, AGM Insured)	5.00	1-1-2032	1,000,000	1,138,010
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	574,625
Shreveport LA Water & Sewer Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2018	3,000,000	3,260,730
Shreveport LA Water & Sewer Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2019	2,000,000	2,290,780
				9,807,635

Maine : 0.14%
Portland ME General Airport (Airport Revenue)	5.00	7-1-2022	150,000	173,915
Portland ME General Airport (Airport Revenue)	5.00	7-1-2023	175,000	202,972
				376,887

Maryland : 0.05%
Maryland Health & Higher Education Washington County Hospital Project (Health Revenue)	5.00	1-1-2019	125,000	133,870

Massachusetts : 0.04%
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	100,000	117,220

Michigan : 5.54%
Detroit MI Distributable State Aid Project (GO)	4.25	11-1-2021	770,000	832,409
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	715,000	836,057
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	4,000,000	4,413,880
Michigan Finance Authority Local Government Loan Program Series D4 (Water & Sewer Revenue)	5.00	7-1-2029	1,000,000	1,108,430
Michigan Hospital Finance Authority McLaren Healthcare Series C (Health Revenue)	5.00	8-1-2035	725,000	735,476
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2015	50,000	50,863
Michigan Municipal Bond Authority Revenue CAB Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	50,000	49,060
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue) (s)	8.00	9-1-2021	160,000	104,000
Michigan Public Educational Facilities Authority Landmark Academy (Education Revenue)	6.00	6-1-2020	480,000	503,582
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	2,500,000	2,545,950
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	500,000	506,885
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2020	785,000	787,151
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2021	870,000	872,236
Wayne Charter County MI Building Improvement Series A (GO)	6.75	11-1-2039	935,000	923,995
Western Michigan University (Education Revenue)	5.25	11-15-2031	400,000	468,580
				14,738,554

5

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage CoreBuilder Shares—Series M

Security name	Interest rate	Maturity date	Principal	Value
Mississippi : 0.43%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00%	9-1-2030	$1,000,000	$1,140,640

Missouri : 0.43%
Raymore MO Tax Increment Refunding & Improvement Revenue Bonds Raymore Galleria Project Series A (Tax Revenue)	3.00	5-1-2017	370,000	376,220
Raymore MO Tax Increment Refunding & Improvement Revenue Bonds Raymore Galleria Project Series A (Tax Revenue)	4.00	5-1-2020	750,000	764,400
				1,140,620

New Hampshire : 1.17%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2026	1,000,000	1,179,060
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2028	1,690,000	1,949,111
				3,128,171

New Jersey : 5.64%
Bayonne NJ School (GO, AGM Insured)	5.00	7-15-2021	1,300,000	1,518,439
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	1,490,000	1,681,629
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	250,000	306,315
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	6-15-2020	285,000	318,077
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.62	3-1-2028	1,000,000	983,310
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2029	8,150,000	8,789,857
New Jersey Transportation Trust Fund Authority Series B (Miscellaneous Revenue)	5.50	6-15-2031	250,000	286,203
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	1,000,000	1,133,890
				15,017,720

New Mexico : 0.94%
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.87	11-1-2039	2,500,000	2,511,200

New York : 10.04%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	500,000	570,425
Metropolitan Transportation Authority New York Series D-1 (Transportation Revenue)	5.25	11-15-2044	5,000,000	5,833,950
Monroe County NY Industrial Development Corporation Refunding Bond Monroe Community College Association (Education Revenue, AGM Insured)	5.00	1-15-2038	500,000	560,720
Nassau County NY Series F (GO)	5.00	10-1-2020	150,000	171,321
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	500,000	571,585
New York Local Government Assistance Corporation Series A-11V (Tax Revenue, AGM Insured) ±(m)(n)	0.12	4-1-2017	125,000	123,125
New York NY Housing Development Corporation 8 Spruce Street Class E (Housing Revenue)	3.50	2-15-2048	2,000,000	2,056,340
New York NY Series F-1 (GO)	5.00	3-1-2032	1,000,000	1,143,770
New York NY Transitional Finance Authority Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	8,045,000	8,045,000
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	3,500,000	3,500,490
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	4.63	7-1-2022	700,000	751,989

6

Wells Fargo Advantage CoreBuilder Shares—Series M	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	5.00%	7-1-2019	$750,000	$821,955
Oyster Bay NY Public Improvement (GO)	3.00	8-15-2019	875,000	896,753
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2024	500,000	574,400
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	1,000,000	1,114,180
				26,736,003

Ohio : 2.22%
Lancaster OH Port Authority Gas Supply (Utilities Revenue) ±	0.84	5-1-2038	5,000,000	5,038,950
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	620,000	676,339
Ohio Enterprise Bond Toledo Series 2A (Industrial Development Revenue)	5.50	12-1-2019	175,000	194,492
				5,909,781

Oregon : 0.30%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	500,000	601,475
Oregon Facilities Authority Southern Oregon University Project (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	200,420
				801,895

Pennsylvania : 5.65%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	710,000	735,020
Allegheny County PA Series C-72 (GO)	5.25	12-1-2032	1,000,000	1,158,150
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.52	11-1-2039	2,000,000	2,049,760
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	325,000	343,723
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	65,000	65,066
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	1,400,000	1,672,930
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2021	660,000	742,295
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2023	760,000	860,236
Pennsylvania EDFA PA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2034	1,000,000	1,106,070
Pennsylvania Turnpike Commission Sub Series E (Transportation Revenue) ±	0.00	12-1-2038	1,000,000	1,091,140
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,112,450
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	295,000	313,299
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	4.00	4-1-2017	165,000	166,294
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	5.00	4-1-2022	450,000	473,868
Philadelphia PA IDA Mariana Bracetti Academy Project (Education Revenue)	6.25	12-15-2021	255,000	274,151
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	285,000	311,972
Philadelphia PA Series A (GO)	5.25	7-15-2033	1,000,000	1,159,250

7

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage CoreBuilder Shares—Series M

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Reading PA Water Authority (Water & Sewer Revenue)	5.25%	12-1-2036	$1,250,000	$1,412,300
				15,047,974

Puerto Rico : 0.54%
Puerto Rico Highway & Transportation Authority Series J (Tax Revenue, National Insured)	5.00	7-1-2015	1,425,000	1,425,727

Rhode Island : 0.15%
Rhode Island Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	6.00	6-1-2023	390,000	391,174

South Carolina : 0.51%
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	240,000	247,500
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,104,240
				1,351,740

Tennessee : 0.99%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	150,000	168,932
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2021	1,000,000	1,158,870
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,100,000	1,308,406
				2,636,208

Texas : 6.07%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A (Education Revenue)	7.13	3-1-2044	1,250,000	1,329,075
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	2,500,000	2,804,025
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A (Education Revenue)	3.10	12-1-2022	2,100,000	2,111,361
Houston TX Airport System Revenue AMT Series B2 (Airport Revenue)	5.00	7-15-2020	650,000	698,620
Houston TX Higher Education Financial Corporation Series A (Education Revenue)	4.00	2-15-2022	200,000	211,186
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	110,000	117,204
Lewisville TX Combination Contract Revenue & Special Assessment Capital Improvement District #3 (Miscellaneous Revenue, ACA Insured)	6.13	9-1-2029	405,000	405,996
North Texas Tollway Authority System Series B (Transportation Revenue)	5.00	1-1-2026	350,000	394,779
Northside TX Independent School District Building Project (GO) ±	2.00	8-1-2044	2,000,000	2,046,860
Port Houston TX Authority Series D-1 (GO)	5.00	10-1-2035	2,190,000	2,545,437
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	1,000,000	1,149,250
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2032	225,000	280,393
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2033	50,000	62,282
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	1,300,000	1,622,192
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	330,000	377,438
				16,156,098

8

Wells Fargo Advantage CoreBuilder Shares—Series M	Portfolio of investments — March 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Utah : 0.08%
Spanish Fork City UT Charter School American Leadership Academy (Education Revenue) 144A		5.55%	11-15-2021	$150,000	$153,326
Utah Charter School Finance Authority Paradigm High School Project (Education Revenue)		5.00	7-15-2015	60,000	60,150
					213,476

Vermont : 2.04%
Burlington VT Airport (Airport Revenue, AGM Insured)		5.00	7-1-2018	280,000	309,274
Burlington VT Airport (Airport Revenue, AGM Insured)		5.00	7-1-2019	100,000	112,205
Vermont Student Assistance Corporation Education Loan Revenue Series B (Education Revenue) ±		1.17	6-2-2042	4,527,827	4,517,639
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±		3.26	12-3-2035	500,000	502,830
					5,441,948

Virginia : 4.96%
Fairfax County VA EDA Mount Vernon Ladies Association Project (Industrial Development Revenue, SunTrust Bank LOC) ø		0.22	6-1-2037	13,200,000	13,200,000

Washington : 2.01%
Washington Energy Northwest Wind Project (Utilities Revenue, Ambac Insured)		5.00	7-1-2026	500,000	529,360
Washington HCFR Catholic Health Series B (Health Revenue, JPMorgan Chase & Company SPA) ø		0.11	3-1-2032	4,820,000	4,820,000
					5,349,360

Wisconsin : 0.43%
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		7.20	8-1-2048	1,000,000	1,147,360

Total Municipal Obligations (Cost $247,356,256)					256,274,308

		Yield		Shares
Short-Term Investments : 2.24%
Investment Companies : 2.02%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01		5,383,997	5,383,997

				Principal
U.S. Treasury Securities : 0.22%
U.S. Treasury Bill (z)#		0.02	6-18-2015	575,000	574,978

Total Short-Term Investments (Cost $5,958,951)					5,958,975

Total investments in securities (Cost $253,315,207)*	98.51%				262,233,283
Other assets and liabilities, net	1.49				3,973,826

Total net assets	100.00%				$266,207,109

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments.

9

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage CoreBuilder Shares—Series M

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $253,315,204 and unrealized gains (losses) consists of:

Gross unrealized gains	$10,015,840
Gross unrealized losses	(1,097,761)

Net unrealized gains	$8,918,079

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
CDA	Community Development Authority
DW&P	Department of Water & Power
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FSA	Farm Service Agency
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
MBIA	Municipal Bond Insurance Association
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

10

Wells Fargo Advantage CoreBuilder Shares-Series M (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$256,151,183	$123,125	$256,274,308
Short-term investments
Investment companies	5,383,997	0	0	5,383,997
U.S. Treasury securities	574,978	0	0	574,978

Total assets	$5,958,975	$256,151,183	$123,125	$262,233,283

Liabilities
Futures contracts	$69,844	$0	$0	$69,844

Total liabilities	$69,844	$0	$0	$69,844

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended March 31, 2015, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At March 31, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2015	Unrealized losses
6-19-2015	JPMorgan	95 Short	U.S. Treasury Bonds	$15,568,15	$(181,617)
6-19-2015	JPMorgan	100 Short	10-Year U.S Treasury Notes	12,890,625	(85,346)

Wells Fargo Advantage Global Long/Short Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 59.22%
Bermuda : 1.89%
Invesco Limited (Financials, Capital Markets)	4,876	$193,528

Canada : 0.97%
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	499	99,111

Cayman Islands : 0.31%
YY Incorporated (Information Technology, Internet Software & Services)†	574	31,315

China : 1.86%
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	44,000	70,603
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	163,000	120,263
		190,866

France : 1.73%
Compagnie de Saint-Gobain (Industrials, Building Products)	4,035	177,428

Germany : 5.79%
Metro AG (Consumer Staples, Food & Staples Retailing)	4,629	157,259
Rheinmetall AG (Industrials, Industrial Conglomerates)	2,047	99,058
Siemens AG (Industrials, Industrial Conglomerates)	1,711	185,263
Volkswagen AG (Consumer Discretionary, Automobiles)	568	151,372
		592,952

Hong Kong : 4.27%
China Everbright Limited (Financials, Capital Markets)	64,000	166,756
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	10,500	137,063
Value Partners Group Limited (Financials, Capital Markets)	142,000	133,892
		437,711

Ireland : 1.08%
Endo International plc (Health Care, Pharmaceuticals)†	1,228	110,152

Italy : 4.65%
Anima Holding SpA (Financials, Capital Markets)†	11,948	88,645
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	8,910	154,533
Intesa Sanpaolo SpA (Financials, Banks)	22,014	74,941
Prysmian SpA (Industrials, Electrical Equipment)	7,659	158,036
		476,155

Japan : 15.39%
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	2,600	53,112
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	10,500	207,575
Daiwa Securities Group Incorporated (Financials, Capital Markets)	7,000	55,213
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	38,000	260,821
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	30,600	189,746
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	7,000	205,999
Nomura Holdings Incorporated (Financials, Capital Markets)	42,100	247,893
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	2,000	139,792
West Holdings Corporation (Consumer Discretionary, Household Durables)	9,600	84,846
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	8,900	130,678
		1,575,675

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Global Long/Short Fund

Security name			Shares	Value
Netherlands : 2.30%
Akzo Nobel NV (Materials, Chemicals)			3,112	$235,638

Norway : 0.50%
Marine Harvest ASA (Consumer Staples, Food Products)			4,460	51,240

South Korea : 0.95%
Hana Financial Group Incorporated (Financials, Banks)			3,754	97,280

Switzerland : 3.94%
ABB Limited (Industrials, Electrical Equipment)			9,938	211,288
UBS AG (Financials, Capital Markets)			3,309	62,312
Zurich Financial Services AG (Financials, Insurance)			382	129,443
				403,043

United Kingdom : 6.57%
Capita plc (Industrials, Professional Services)			5,367	88,849
Man Group plc (Financials, Capital Markets)			65,610	198,350
Smiths Group plc (Industrials, Industrial Conglomerates)			5,567	92,325
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			68,778	224,915
Wolseley plc (Industrials, Trading Companies & Distributors)			1,147	67,939
				672,378

United States : 7.02%
Agilent Technologies Incorporated (Health Care, Life Sciences Tools & Services)(b)			1,574	65,400
American International Group Incorporated (Financials, Insurance)(b)			3,278	179,602
Google Incorporated Class C (Information Technology, Internet Software & Services)(b)†			291	159,468
KKR & Company LP (Financials, Capital Markets)(b)			4,417	100,752
Merck & Company Incorporated (Health Care, Pharmaceuticals)(b)			1,087	62,481
QUALCOMM Incorporated (Information Technology, Communications Equipment)(b)			2,185	151,510
				719,213

Total Common Stocks (Cost $5,862,288)				6,063,685

		Expiration date
Participation Notes : 0.58%
China : 0.58%
HSBC Bank plc (Kweichow Moutai Company Limited) (Consumer Staples, Beverages)†		9-2-2020	1,900	60,031

Total Participation Notes (Cost $53,236)				60,031

Short-Term Investments : 37.69%

Yield
Investment Companies : 37.69%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%		3,859,024	3,859,025

Total Short-Term Investments (Cost $3,859,025)				3,859,025

Securities Sold Short : (25.63%)
Common Stocks : (15.15%)
Finland : (0.98%)
Kone Oyj (Industrials, Machinery)			(2,262)	(100,402)

2

Wells Fargo Advantage Global Long/Short Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
France : (0.52%)
Peugeot SA (Consumer Discretionary, Automobiles)	(3,172)	$(53,173)

Japan : (4.15%)
Familymart Company (Consumer Staples, Food & Staples Retailing)	(1,200)	(50,427)
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	(6,200)	(102,769)
Kintetsu Corporation (Industrials, Road & Rail)	(3,000)	(11,031)
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	(1,500)	(104,181)
McDonalds Holdings Company (Consumer Discretionary, Hotels, Restaurants & Leisure)	(3,900)	(86,464)
Odakyu Electric Railway Company (Industrials, Road & Rail)	(2,000)	(20,428)
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	(5,000)	(49,235)
		(424,535)

Netherlands : (1.00%)
Unilever NV (Consumer Staples, Household Products)	(2,437)	(101,972)

Philippines : (0.51%)
Philippine Long Distance Telephone Company SP ADR (Telecommunication Services, Diversified Telecommunication Services)	(828)	(51,742)

Switzerland : (2.36%)
Nestle SA (Consumer Staples, Food Products)	(1,986)	(150,002)
Schindler Holding AG (Industrials, Machinery)	(553)	(92,072)
		(242,074)

Thailand : (0.25%)
Charoen Pokphand Foods PCL (Consumer Staples, Food & Staples Retailing)	(37,300)	(25,791)

United Kingdom : (1.44%)
Diageo plc (Consumer Staples, Beverages)	(5,333)	(147,105)

United States : (3.95%)
Blackrock Incorporated (Financials, Diversified Financial Services)	(275)	(100,606)
Eaton Vance Corporation (Financials, Diversified Financial Services)	(2,425)	(100,977)
Franklin Resources Incorporated (Financials, Capital Markets)	(460)	(23,607)
Wisdomtree Investments Incorporated (Financials, Diversified Financial Services)	(8,373)	(179,684)
		(404,874)

		(1,551,668)
Exchange-Traded Funds : (10.48%)
United States : (10.48%)
iShares Europe ETF	(1,470)	(65,077)
iShares MSCI Canada ETF	(3,707)	(100,756)
iShares MSCI EAFE ETF	(6,562)	(421,084)
iShares MSCI EMU ETF	(4,138)	(159,644)
iShares MSCI Philippines ETF	(1,691)	(70,346)
iShares MSCI Singapore ETF	(2,657)	(34,010)
iShares MSCI Switzerland Capped ETF	(3,633)	(120,652)
iShares MSCI Thailand Capped ETF	(966)	(76,671)
Powershares QQQ Trust ETF Series 1	(238)	(25,133)
		(1,073,373)

Total Securities Sold Short (Proceeds $(2,552,328))		(2,625,041)

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Global Long/Short Fund

Total investments in securities (excluding securities sold short) (Cost $9,774,549)*	97.49%	$9,982,741
Total securities sold short	(25.64)	(2,625,041)
Other assets and liabilities, net	28.15	2,882,098

Total net assets	100.00%	$10,239,798

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(b)	All or a portion of this security is segregated as collateral for securities sold short.
*	Cost for federal income tax purposes is $9,774,549 and unrealized gains (losses) consists of:

Gross unrealized gains	$340,310
Gross unrealized losses	(132,118)

Net unrealized gains	$208,192

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
LP	Limited partnership
plc	Public limited company

4

Wells Fargo Advantage Global Long/Short Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as the cost of the investment and subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as an unrealized gain or loss. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Bermuda	$193,528	$0	$0	$193,528
Canada	99,111	0	0	99,111
Cayman Islands	31,315	0	0	31,315
China	190,866	0	0	190,866
France	177,428	0	0	177,428
Germany	592,952	0	0	592,952
Hong Kong	437,711	0	0	437,711
Ireland	110,152	0	0	110,152
Italy	476,155	0	0	476,155
Japan	1,575,675	0	0	1,575,675
Netherlands	235,638	0	0	235,638
Norway	51,240	0	0	51,240
South Korea	97,280	0	0	97,280
Switzerland	403,043	0	0	403,043
United Kingdom	672,378	0	0	672,378
United States	719,213	0	0	719,213
Participation notes
China	0	60,031	0	60,031
Short-term investments
Investment companies	3,859,025	0	0	3,859,025

	9,922,710	60,031	0	9,982,741
Forward foreign currency contracts	0	35,488	0	35,488

Total assets	$9,922,710	$95,519	$0	$10,018,229

Liabilities
Securities sold short
Finland	$100,402	$0	$0	$100,402
France	53,173	0	0	53,173
Japan	424,535	0	0	424,535
Netherlands	101,972	0	0	101,972
Philippines	51,742	0	0	51,742
Switzerland	242,074	0	0	242,074
Thailand	25,791	0	0	25,791
United Kingdom	147,105	0	0	147,105
United States	404,874	0	0	404,874
Exchange-traded funds
United States	1,073,373	0	0	1,073,373
Written options	0	405	0	405

Total liabilities	$2,625,041	$405	$0	$2,625,446

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

During the period ended March 31, 2015, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At March 31, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at March 31, 2015	In exchange for U.S. $	Unrealized gains
6-3-2015	Morgan Stanley	119,783,300 JPY	$999,563	$1,001,426	$1,863
6-3-2015	Morgan Stanley	311,000 GBP	461,141	477,447	16,306
6-3-2015	Morgan Stanley	406,500 EUR	437,450	454,769	17,319

During the period ended March 31, 2015, the Fund entered into written options for economic hedging purposes. Open call options written at March 31, 2015 were as follow for the Fund:

Expiration date	Counterparty		Number of contracts	Strike price	Value
6-19-2015	Morgan Stanley	SPDR S+P 500 ETF TRUST	9	$220	$(405)

As of March 31, 2015, the Fund had segregated $34,234 as cash collateral for written options.

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 100.61%
California : 97.21%
ABAG Financial Authority For Nonprofit Corporations Children’s Hospital (Health Revenue)	4.25%	12-1-2016	$1,305,000	$1,387,868
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Health Revenue)	2.50	7-1-2019	1,435,000	1,435,359
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2015	995,000	1,005,378
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2016	1,045,000	1,094,909
ABAG Financial Authority For Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2019	730,000	832,536
ABAG Financial Authority For Nonprofit Corporations O’Connor Woods (Health Revenue)	4.00	1-1-2019	955,000	1,047,960
ABAG Financial Authority For Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2019	500,000	577,770
Acalanes CA Union High School District BAN (GO)	5.00	8-1-2017	1,000,000	1,094,240
Adelanto CA School District CAB Series B (GO, National Insured) ¤	0.00	9-1-2018	2,345,000	1,988,795
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,750,370
Alameda County CA Certificate of Participation (Miscellaneous Revenue, Ambac Insured)	5.63	12-1-2015	550,000	569,432
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,116,790
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,202,350
Albany CA Limited Obligation Improvement Bond Act of 1915 (Miscellaneous Revenue, Ambac Insured)	4.75	9-2-2019	1,305,000	1,325,110
Alvord CA Unified School District BAN (GO) ¤	0.00	5-1-2015	5,000,000	4,998,900
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ±	0.00	8-1-2017	155,000	159,796
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ±	0.00	8-1-2018	475,000	508,345
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ±	0.00	8-1-2020	1,605,000	1,833,183
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2016	305,000	302,572
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	3,245,000	3,101,279
Anaheim CA PFA Refunding Bond Series A (Miscellaneous Revenue)	5.00	5-1-2017	1,250,000	1,361,525
Anaheim CA Redevelopment Agency Merged Project Area Series A (Tax Revenue, AGM Insured)	4.50	2-1-2018	875,000	953,724
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	280,000	281,142
Bassett CA Unified School District Refunding Bond Series B (GO, Build America Mutual Assurance Company Insured) %%	5.00	8-1-2019	420,000	478,250
Bassett CA Unified School District Refunding Bond Series B (GO, Build America Mutual Assurance Company Insured) %%	5.00	8-1-2021	550,000	647,279
Bassett CA Unified School District Refunding Bond Series B (GO, Build America Mutual Assurance Company Insured) %%	5.00	8-1-2023	725,000	872,088
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series B (Transportation Revenue) ±	1.50	4-1-2047	14,000,000	14,170,520
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	0.97	4-1-2045	5,000,000	5,059,700
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.88	4-1-2047	10,500,000	10,720,500
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series E (Transportation Revenue) ±	2.00	4-1-2034	5,000,000	5,067,350
Brentwood CA Infrastructure Financing Authority Sub Series A (Miscellaneous Revenue, AGM Insured)	4.00	9-2-2017	3,825,000	4,066,511
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	3.00	9-2-2017	995,000	1,027,158
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	3.00	9-2-2018	1,030,000	1,073,188
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	4.00	9-2-2021	1,135,000	1,239,534
Cabrillo CA Unified School District CAB Series A (GO, Ambac Insured) ¤	0.00	8-1-2015	1,500,000	1,497,600

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California (GO) ±	3.00%	12-1-2032	$4,000,000	$4,273,160
California (GO) ±	4.00	12-1-2027	9,015,000	9,604,851
California (GO, Ambac Insured)	5.00	10-1-2016	10,000	10,040
California (GO)	5.00	10-1-2021	6,795,000	8,210,059
California (Miscellaneous Revenue)	5.00	9-1-2022	2,240,000	2,726,842
California (GO)	5.00	11-1-2022	2,500,000	3,049,775
California (Miscellaneous Revenue)	5.00	9-1-2023	10,730,000	13,190,174
California (GO)	5.00	10-1-2023	8,400,000	10,338,720
California (GO)	5.25	10-1-2022	2,750,000	3,399,248
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2015	360,000	361,469
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2016	370,000	379,568
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2017	380,000	394,098
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	4.00	6-1-2018	390,000	419,367
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2015	230,000	230,304
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2016	420,000	426,262
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.25	5-1-2017	435,000	446,032
California Department of Transportation Certificate of Participation Series A (Miscellaneous Revenue, National Insured)	5.25	3-1-2016	65,000	65,276
California Department of Veterans Affairs Home Purchase Series A (Housing Revenue)	3.50	12-1-2021	1,795,000	1,955,150
California DWR Central Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12-1-2017	6,595,000	7,353,293
California Economic Recovery Refunding Bond Series A (Tax Revenue)	5.00	7-1-2018	3,800,000	4,300,800
California Health Facilities Financing Chinese Hospital Associates (Health Revenue)	5.00	6-1-2019	200,000	228,632
California Health Facilities Financing Fellowship Homes Incorporated (Health Revenue)	5.00	9-1-2019	1,135,000	1,264,742
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	120,000	124,499
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	555,000	572,455
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-2030	315,000	328,353
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-2047	135,000	138,764
California HFA CAB Home Mortgage Series B (Housing Revenue, FHA Insured) ¤	0.00	8-1-2015	5,000	4,961
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA Insured)	3.75	8-1-2020	1,075,000	1,167,568
California HFA Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.30	8-1-2015	475,000	479,185
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.00	3-1-2019	700,000	803,033
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	4,000,000	4,739,240
California HFFA Catholic Healthcare West Series L (Health Revenue)	5.13	7-1-2022	265,000	268,246
California HFFA Marshall Medical Center (Health Revenue) %%	5.00	11-1-2021	115,000	134,758
California HFFA Marshall Medical Center (Health Revenue) %%	5.00	11-1-2022	175,000	206,390
California HFFA Marshall Medical Center (Health Revenue) %%	5.00	11-1-2023	135,000	160,979
California HFFA Memorial Health Services Series A (Health Revenue)	5.00	10-1-2023	2,475,000	2,983,514
California HFFA Northern Presbyterian Homes & Services Incorporated (Health Revenue) %%	5.00	7-1-2021	270,000	319,280
California HFFA Northern Presbyterian Homes & Services Incorporated (Health Revenue) %%	5.00	7-1-2022	200,000	238,298
California HFFA Northern Presbyterian Homes & Services Incorporated (Health Revenue) %%	5.00	7-1-2023	100,000	120,307
California HFFA St. Joseph Health System Series B (Health Revenue) ±	5.00	7-1-2043	2,000,000	2,216,780
California HFFA St. Joseph Health System Series C (Health Revenue) ±	5.00	7-1-2034	7,975,000	9,709,563
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.00	8-1-2023	805,000	895,176
California Municipal Finance Authority Mobile Home Park Senior Affordable Housing Incorporated Projects Series A (Housing Revenue)	5.00	8-15-2019	515,000	583,624
California Municipal Finance Authority Northbay Healthcare Series A (Health Revenue) ±	2.12	11-1-2027	5,000,000	5,010,000

2

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Municipal Finance Authority Peppertree Senior Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	2.80%	6-1-2023	$2,500,000	$2,601,725
California Municipal Finance Authority Village Grove Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,060,230
California PCFA (Resource Recovery Revenue) ±	5.25	6-1-2023	3,245,000	3,523,616
California PFOTER PT-2802 (GO, National Insured, Dexia Credit Local SPA) ø	0.20	2-1-2025	6,085,000	6,085,000
California PFOTER Series DCL-010 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.20	8-1-2027	5,990,000	5,990,000
California Public Works Board Capital Project Series G (Miscellaneous Revenue)	5.00	11-1-2020	3,000,000	3,559,110
California Public Works Board Department of Corrections & Rehabilitation Series A (Miscellaneous Revenue)	6.50	9-1-2017	1,210,000	1,284,814
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	4.00	6-1-2018	1,625,000	1,777,718
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	5.00	10-1-2022	1,500,000	1,811,100
California Public Works Board Department of Corrections & Rehabilitation Series D (Miscellaneous Revenue, AGM Insured)	5.25	6-1-2015	260,000	261,630
California Public Works Board Department of Corrections & Rehabilitation Series E (Miscellaneous Revenue, National Insured)	5.50	6-1-2015	180,000	181,019
California Public Works Board Department of General Services Series A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2017	2,000,000	2,008,280
California Public Works Board Judicial Council Projects Series B (Miscellaneous Revenue)	5.00	10-1-2022	500,000	603,700
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.00	12-1-2019	1,000,000	1,164,180
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.00	11-1-2020	1,250,000	1,482,963
California Refunding Bond (GO)	5.25	9-1-2022	5,000,000	6,172,950
California School Finance Authority Coastal Academy Project Series A (Education Revenue)	5.00	10-1-2022	400,000	439,832
California Series E (GO) ±	0.95	12-1-2029	5,000,000	5,076,850
California Statewide CDA (Tax Revenue)	2.00	9-2-2015	2,000,000	2,008,080
California Statewide CDA (Health Revenue)	4.00	5-15-2017	450,000	478,701
California Statewide CDA (Education Revenue)	5.88	7-1-2022	2,190,000	2,468,437
California Statewide CDA American Baptist Homes West (Housing Revenue)	4.25	10-1-2015	615,000	621,617
California Statewide CDA American Baptist Homes West Series B-3 (Health Revenue)	2.10	10-1-2019	2,930,000	2,931,231
California Statewide CDA California Baptist University Series A (Education Revenue)	5.13	11-1-2023	715,000	786,286
California Statewide CDA California Baptist University Series B (Education Revenue)	3.50	11-1-2018	975,000	999,609
California Statewide CDA Certificate of Participation (Health Revenue)	4.00	6-1-2015	325,000	326,989
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2015	1,000,000	1,019,140
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2016	1,000,000	1,043,030
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.52	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2021	500,000	576,185
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2022	395,000	457,252
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2023	500,000	580,745
California Statewide CDA Kaiser Permanente Series E (Health Revenue) ±	5.00	4-1-2044	4,000,000	4,364,160
California Statewide CDA MFHR ROC (Housing Revenue, Citibank NA LIQ) 144Aø	0.52	12-14-2016	3,400,000	3,400,000
California Statewide CDA MFHR ROC (Housing Revenue, Citibank NA LIQ) 144Aø	0.52	9-6-2035	5,400,000	5,400,000
California Statewide CDA Monterey Community Hospital (Health Revenue)	3.25	6-1-2016	415,000	428,247
California Statewide CDA Pollution Control Southern California Edison Company Series A & B (Industrial Development Revenue) ±	1.90	4-1-2028	4,115,000	4,150,060
California Statewide CDA Redwoods Project (Health Revenue)	3.00	11-15-2018	400,000	423,876

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00%	11-15-2019	$250,000	$289,233
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2020	210,000	247,052
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2021	200,000	237,876
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2022	200,000	240,908
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series B (Health Revenue)	3.00	8-1-2021	5,200,000	5,335,096
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	2,000,000	2,011,740
California Statewide CDA St. Joseph Hospital (Health Revenue, AGM Insured)	4.50	7-1-2018	750,000	792,743
California Statewide CDA University of California Irvine East Campus Apartments Phase I (Housing Revenue)	5.00	5-15-2017	1,000,000	1,080,890
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-2015	1,500,000	1,508,400
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-2016	380,000	398,574
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2015	400,000	400,000
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2016	400,000	410,816
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2017	400,000	417,980
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	5.00	4-1-2018	400,000	434,348
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2017	415,000	425,923
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2018	300,000	310,050
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2019	540,000	557,750
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2020	775,000	902,325
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2021	855,000	1,008,900
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2022	600,000	715,116
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2020	2,295,000	2,672,000
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2021	2,425,000	2,857,669
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2022	2,550,000	3,040,263
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2023	1,735,000	2,082,781
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue, AGM Insured)	5.00	8-1-2024	1,770,000	2,137,771
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series B (Tax Revenue)	4.00	8-1-2017	435,000	466,303
Centinela Valley CA Union High School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2015	375,000	373,838
Central California Unified School District Refunding (GO, AGM Insured)	4.00	7-1-2020	500,000	564,360
Central California Unified School District Refunding (GO, AGM Insured)	5.00	7-1-2021	400,000	479,792
Central California Unified School District Refunding (GO, AGM Insured)	5.00	7-1-2022	750,000	913,013
Centralia CA School District (GO, AGM Insured)	4.00	8-1-2018	375,000	408,686
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project (Miscellaneous Revenue)	4.50	10-1-2018	690,000	767,052
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project (Miscellaneous Revenue)	5.00	10-1-2021	720,000	851,162
Clovis CA PFA (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2015	375,000	380,685
Coachella Valley CA Unified School District (GO, Build America Mutual Assurance Company Insured)	4.00	8-1-2020	2,455,000	2,770,983
Coachella Valley CA Unified School District (GO, Build America Mutual Assurance Company Insured)	4.00	8-1-2021	2,230,000	2,530,738
Coachella Valley CA Unified School District (GO, Build America Mutual Assurance Company Insured)	4.00	8-1-2022	1,000,000	1,142,990

4

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Colton CA PFA Series A (Utilities Revenue)	4.00%	4-1-2019	$415,000	$457,687
Commerce CA RDA CAB Project #1 (Tax Revenue) ¤	0.00	8-1-2021	2,560,000	1,865,958
Compton CA Community College District (GO)	5.00	7-1-2017	1,225,000	1,325,732
Compton CA Series A (GO)	2.75	6-1-2015	8,000,000	7,999,440
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	135,000	135,286
Compton CA Unified School District Election of 2002 CAB Series D (GO, Ambac Insured) ¤	0.00	6-1-2017	3,075,000	2,982,258
Concord CA RDA Refunding Bond (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2021	820,000	967,264
Concord CA RDA Refunding Bond (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2023	950,000	1,143,088
Contra Costa County CA Transportation Authority Series A (Tax Revenue) ±	0.49	3-1-2034	2,000,000	2,000,560
Contra Costa County CA Unified School District 2010 Election Series C (GO)	5.00	8-1-2022	225,000	272,504
Contra Costa County CA Unified School District 2010 Election Series C (GO)	5.00	8-1-2023	175,000	214,296
Contra Costa County CA Unified School District 2010 Election Series C (GO)	5.00	8-1-2024	180,000	222,196
Contra Costa County CA Water District Refunding Notes Series C (Water & Sewer Revenue)	3.00	10-1-2019	3,000,000	3,241,830
Corcoran CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured) ±	2.70	12-1-2039	4,500,000	4,518,270
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.00	9-1-2015	220,000	220,803
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.50	9-1-2016	445,000	451,599
Cotati-Rohnert Park CA Unified School District Series B (GO, AGM Insured) %%	2.00	8-1-2015	335,000	336,377
Cotati-Rohnert Park CA Unified School District Series B (GO, AGM Insured) %%	5.00	8-1-2020	2,275,000	2,640,001
Culver City CA Redevelopment Agency CAB Tax Allocation Series A (Tax Revenue) ¤	0.00	11-1-2019	2,575,000	2,269,270
Cypress CA Elementary School District (Miscellaneous Revenue)	2.00	5-1-2017	335,000	342,568
Cypress CA Elementary School District (Miscellaneous Revenue)	2.25	5-1-2018	455,000	468,491
Delano CA Certificate of Participation Delano Regional Medical Center (Health Revenue)	4.00	1-1-2017	1,305,000	1,356,508
Delano CA Financing Authority Police Station Project Series A (Miscellaneous Revenue)	4.00	12-1-2016	1,040,000	1,086,894
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	9-1-2019	210,000	231,403
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	250,000	295,223
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	298,410
Dixon CA Unified School District (GO, AGM Insured)	5.00	8-1-2021	1,210,000	1,448,176
Dixon CA Unified School District (GO, AGM Insured)	5.00	8-1-2022	1,285,000	1,559,245
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2016	460,000	471,353
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2017	475,000	488,970
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2018	485,000	499,545
El Cerrito CA Redevelopment Agency Tax Allocation Series A (Tax Revenue, National Insured)	5.00	7-1-2019	580,000	580,922
El Dorado CA Community Facilities District #19-1 (Tax Revenue)	4.00	9-1-2018	1,000,000	1,085,360
El Dorado CA Community Facilities District #92-1 (Tax Revenue)	4.00	9-1-2017	1,135,000	1,209,694
Encinitas CA Community Facilities District Ranch Public Improvements Project (Tax Revenue)	4.00	9-1-2017	1,180,000	1,262,517
Escondido CA Union High School District CAB (GO, National Insured) ¤	0.00	5-1-2016	3,335,000	3,300,583
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2020	1,000,000	1,174,520
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2021	3,170,000	3,762,568
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2022	2,300,000	2,760,460
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2023	1,025,000	1,238,221
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2019	1,000,000	1,132,210

5

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00%	9-1-2020	$1,000,000	$1,150,480
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2021	1,250,000	1,454,825
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2022	1,250,000	1,467,413
Fontana CA RDA Sierra Corridor Commercial Project (Tax Revenue, National Insured)	4.50	9-1-2015	825,000	838,984
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00	1-15-2053	8,750,000	9,418,150
Fowler CA Unified School District School Facilities Improvement District #1 (GO, National Insured)	5.20	7-1-2020	1,730,000	1,889,852
Fresno County CA Financing Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	3.00	8-1-2019	970,000	1,028,074
Fullerton CA Community Facilities District (Tax Revenue)	3.50	9-1-2017	565,000	595,476
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2018	610,000	660,374
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2019	665,000	729,199
Fullerton CA RDA Merged Fullerton Redevelopment (Tax Revenue)	3.00	9-1-2017	1,115,000	1,171,832
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	4.00	9-1-2018	400,000	434,144
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	3.00	9-1-2017	450,000	470,138
Garden Grove CA CDA Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	770,000	873,981
Garden Grove CA CDA Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	3,015,000	3,643,205
Golden State Tobacco Securitization Refunding Bond Series A (Tobacco Revenue) %%	5.00	6-1-2021	1,000,000	1,195,330
Golden West CA Schools Financing Authority PFOTER 3016 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.10	8-1-2026	6,890,000	6,890,000
Golden West CA Schools Financing Authority Series A (Miscellaneous Revenue, National Insured)	5.75	8-1-2015	265,000	269,579
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2019	125,000	145,914
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2020	140,000	166,317
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2015	100,000	99,690
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2016	155,000	152,216
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2017	165,000	158,529
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2016	300,000	308,148
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	705,000	735,527
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2018	725,000	760,721
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2019	750,000	790,958
Hemet CA Unified School District Certificate of Participation (Miscellaneous Revenue) ø	0.67	10-1-2036	5,000,000	5,000,000
Huntington Beach CA City School District Election of 2002 (GO) %%	4.00	8-1-2019	2,875,000	3,185,960
Huntington Beach CA City School District Election of 2002 (GO) %%	4.00	8-1-2021	505,000	575,276
Huntington Beach CA City School District Election of 2002 (GO) %%	5.00	8-1-2020	3,150,000	3,703,424
Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2020	775,000	859,351
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-2016	265,000	277,593
Industry CA PFA Tax Allocation Revenue Bond (Tax Revenue, National Insured)	4.00	5-1-2018	1,000,000	1,007,180
Inglewood CA PFA (Miscellaneous Revenue)	5.00	8-1-2016	1,000,000	1,045,900
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.00	10-15-2015	1,500,000	1,536,195
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	3,000,000	3,117,420
Irvine CA Limited Obligation Improvement Bonds Reassessment District #12-1 (Miscellaneous Revenue)	4.00	9-2-2018	1,325,000	1,443,879
Irvine CA Public Facilities & Infrastructure Authority Series A (Miscellaneous Revenue)	3.00	9-2-2018	1,195,000	1,235,821

6

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00%	7-15-2020	$320,000	$369,968
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2021	340,000	396,477
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2022	365,000	429,769
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2023	375,000	444,263
JPMorgan Chase Putters Drivers Trust Series 4483Z California Statewide CDA Kaiser Permanente Series A (Health Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.17	10-1-2020	4,550,000	4,550,000
Jurupa CA PFA Series A (Tax Revenue)	5.00	9-1-2020	550,000	637,043
Keyes CA Unified School District CAB (GO, National Insured) ¤	0.00	8-1-2015	150,000	149,243
Keyes CA Unified School District CAB (GO, National Insured) ¤	0.00	8-1-2016	155,000	150,934
La Habra CA School District Refunding Bond (GO) %%	5.00	8-1-2019	950,000	1,094,448
La Habra CA School District Refunding Bond (GO) %%	5.00	8-1-2020	1,045,000	1,228,126
La Habra CA School District Refunding Bond (GO) %%	5.00	8-1-2021	805,000	956,074
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2019	1,150,000	1,318,165
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2020	1,045,000	1,215,053
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2021	565,000	677,876
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2022	615,000	742,982
Lake Elsinore CA PFFA (Tax Revenue, Ambac Insured)	4.00	9-1-2016	1,830,000	1,891,012
Lake Elsinore CA School Financing Authority (Tax Revenue)	3.00	9-1-2016	1,420,000	1,447,647
Lake Elsinore CA Unified School TRAN Series B (Miscellaneous Revenue)	4.50	9-30-2015	2,000,000	2,009,900
Lammersville CA Joint Unified School Community Facilities District #2002 (Tax Revenue)	2.00	9-1-2015	750,000	754,695
Lancaster CA RDA Combined Project Areas (Tax Revenue)	4.75	8-1-2015	585,000	591,786
Lee Lake CA Public Financing Authority Senior Lien Series A (Tax Revenue)	4.00	9-1-2017	1,620,000	1,726,612
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2015	1,250,000	1,281,800
Long Beach CA Harbor AMT Series A (Airport Revenue, National Insured)	5.00	5-15-2016	500,000	502,920
Los Alamitos CA Unified School District TRAN (GO) ¤	0.00	9-1-2016	1,000,000	995,140
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	9-1-2015	375,000	382,136
Los Angeles CA Community Facilities District #4 Playa Vista Phase 1 (Tax Revenue)	5.00	9-1-2020	600,000	694,956
Los Angeles CA Community Facilities District #4 Playa Vista Phase 1 (Tax Revenue)	5.00	9-1-2021	550,000	645,150
Los Angeles CA Convention & Exhibit Center Authority Series A (Miscellaneous Revenue)	5.00	8-15-2020	2,000,000	2,269,680
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	5.00	3-1-2022	5,000,000	6,029,650
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	5.00	5-1-2023	475,000	580,089
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2021	300,000	358,143
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2022	350,000	423,227
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2023	350,000	427,434
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B (Miscellaneous Revenue)	5.00	10-1-2025	1,875,000	2,227,594
Los Angeles CA Unified School District Certificate of Participation Multiple Properties Series A (Miscellaneous Revenue)	5.00	12-1-2015	1,750,000	1,806,875
Los Angeles CA Unified School District Election of 2004 Series F (GO, FGIC Insured)	5.00	7-1-2020	2,500,000	2,648,100
Los Angeles CA Unified School District Refunding Bond Series D (GO)	5.00	7-1-2023	6,180,000	7,660,419
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2015	1,835,000	1,902,198
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2016	3,285,000	3,566,525

7

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Los Angeles County CA Certificate of Participation CAB Disney Package Projects (Miscellaneous Revenue) ¤	0.00%	3-1-2017	$675,000	$663,707
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	9-1-2019	750,000	764,745
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2017	7,880,000	8,679,820
Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, National Insured)	5.00	12-1-2016	1,715,000	1,768,851
Los Angeles County CA Public Works Financing Authority Master Project Series B (Miscellaneous Revenue, National Insured)	5.00	9-1-2018	400,000	427,184
Los Angeles County CA Public Works Multiple Capital Projects (Miscellaneous Revenue)	5.00	8-1-2020	500,000	590,465
Los Angeles County CA Redevelopment Refunding Authority Hollywood Redevelopment Project (Tax Revenue)	5.00	7-1-2019	1,780,000	2,053,016
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2018	2,570,000	2,882,409
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2019	2,545,000	2,917,155
Los Angeles County CA Regional Financing Authority MonteCedro Incorporated Project (Health Revenue)	3.00	11-15-2021	2,750,000	2,784,760
Los Angeles County CA Schools Regionalized Business Services Corporation Series A (Miscellaneous Revenue, AGM Insured)	3.00	9-1-2017	595,000	618,443
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2016	1,000,000	1,047,700
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2017	1,010,000	1,094,466
Lynwood CA Unified School District BAN Series A (GO)	5.00	8-1-2017	3,000,000	3,286,590
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.25	6-1-2018	1,115,000	1,189,627
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2015	1,020,000	1,024,753
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	1,085,000	1,138,675
Merced CA Union High School CAB Series A (GO, National Insured) ¤	0.00	8-1-2019	2,190,000	2,007,748
Merrill Lynch PFOTER Series PT-4211 (GO, Dexia Credit Local SPA) 144Aø	0.20	2-1-2025	12,825,000	12,825,000
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.00	9-1-2018	595,000	645,789
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.50	9-1-2019	605,000	676,215
Modesto CA Irrigation District Electric Refunding Bond Series A (Utilities Revenue)	5.00	7-1-2020	500,000	592,330
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2016	725,000	755,617
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2017	755,000	805,615
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2018	785,000	847,667
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2019	815,000	890,583
Montclair CA PFA Public Facilities Projects (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	500,000	537,195
Murrieta CA PFA (Tax Revenue)	5.00	9-1-2017	870,000	950,301
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2017	955,000	1,007,439
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2018	1,025,000	1,092,353
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2019	1,000,000	1,073,750
Newhall CA School District (Miscellaneous Revenue) ¤##	0.00	8-1-2018	14,680,000	14,226,535
Newhall CA School District BAN School Facilities Improvement (GO) ¤	0.00	8-1-2017	9,000,000	8,850,960
North City CA West School Facilities Financing Authority Series C (Tax Revenue, Ambac Insured)	5.00	9-1-2018	1,125,000	1,255,219
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	280,000	306,522
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	350,000	386,638
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	610,000	663,040
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	625,000	684,200
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	650,000	718,042
Oak Valley CA Hospital District Refunding (GO)	4.00	7-1-2020	500,000	556,455
Oak Valley CA Hospital District Refunding (GO)	5.00	7-1-2021	950,000	1,123,394
Oak Valley CA Hospital District Refunding (GO)	5.00	7-1-2022	750,000	893,618

8

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Oak Valley CA Hospital District Refunding (GO)	5.00%	7-1-2023	$755,000	$902,051
Oakland CA Joint Powers Financing Authority Series A1 (Miscellaneous Revenue, AGM Insured)	5.25	1-1-2017	1,885,000	2,034,933
Oakland CA Redevelopment Agency Refunding Sub Housing Set-Aside Series A (Tax Revenue, Ambac Insured)	5.00	9-1-2018	2,000,000	2,104,860
Oakland CA Successor Agency Refunding Sub Lien Central District Redevelopment Project (Tax Revenue)	4.00	9-1-2018	3,215,000	3,508,947
Oakland CA Unified School District (GO, National Insured)	4.00	8-1-2015	185,000	187,246
Oakland CA Unified School District Alameda County Election of 2000 (GO, National Insured)	5.00	8-1-2015	500,000	507,905
Oakland CA Unified School District Alameda County Election of 2000 (GO, National Insured)	5.00	8-1-2016	530,000	538,077
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-2015	640,000	644,659
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-2016	540,000	553,451
Oakland CA Unified School District Alameda County Election of 2012 (GO)	4.00	8-1-2015	3,725,000	3,764,485
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2016	3,425,000	3,600,703
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2017	2,250,000	2,428,313
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2018	200,000	226,006
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2019	1,085,000	1,253,869
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	3-1-2020	1,110,000	1,288,344
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2020	1,140,000	1,335,134
Orange Cove CA Irrigation District (Water & Sewer Revenue)	3.15	2-1-2019	660,000	663,663
Oxnard CA Financing Authority Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2021	735,000	859,877
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2015	1,960,000	1,987,597
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2018	2,275,000	2,514,626
Pacifica CA Certificate of Participation City of Pacifica Financing Authority (Miscellaneous Revenue, Ambac Insured)	4.50	1-1-2016	365,000	375,326
Palm Springs CA Financing Authority Convention Center Project Series A (Miscellaneous Revenue)	3.00	11-1-2017	1,280,000	1,338,944
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-2015	285,000	287,214
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-2016	330,000	337,343
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	3.00	9-2-2018	415,000	433,717
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	4.00	9-2-2021	450,000	496,994
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	783,417	851,684
Palomar CA Palomar County Election of 2006 Series B (GO) ¤	0.00	8-1-2016	250,000	248,528
Palomar CA Palomar County Election of 2006 Series B (GO) ¤	0.00	8-1-2017	880,000	861,221
Palomar Pomerado CA Health System CAB (GO, National Insured) ¤	0.00	8-1-2017	2,000,000	1,948,240
Patterson CA Joint Unified School District CAB Series A (GO, National Insured) ¤	0.00	8-1-2015	140,000	139,520
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2015	600,000	601,812
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2016	635,000	638,518
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2017	670,000	671,427
Pioneers CA Memorial Healthcare District (GO)	4.00	10-1-2015	400,000	406,032
Pioneers CA Memorial Healthcare District (GO)	4.00	10-1-2017	810,000	857,345
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2021	1,885,000	2,233,442
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2022	1,305,000	1,566,261
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2023	780,000	944,510

9

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00%	8-1-2018	$555,000	$602,480
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	580,000	638,418
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	600,000	696,708
Pleasant Valley CA Unified School District Ventura County PFOTER (GO, National Insured, Dexia Bank SPA) ø	0.22	8-1-2031	4,120,000	4,120,000
Pomona CA Public Financing Authority Unrefunded Balance Merfed Redevelopment (Tax Revenue, Ambac Insured)	5.25	2-1-2018	725,000	727,371
Pomona Valley CA Educational Joint Powers Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2016	805,000	840,951
Pomona Valley CA Educational Joint Powers Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2017	1,635,000	1,746,818
Poway CA RDA Paguay Project Series A (Tax Revenue, National Insured)	5.25	6-15-2017	1,190,000	1,194,974
Poway CA Unified School District (Tax Revenue)	3.00	9-15-2017	625,000	651,513
Poway CA Unified School District (Tax Revenue)	3.00	9-15-2018	755,000	792,418
Poway CA Unified School District (Tax Revenue)	4.00	9-15-2020	335,000	370,976
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-2017	500,000	532,905
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-2018	450,000	487,161
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	300,000	334,329
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	185,000	207,089
Poway CA Unified School District Series C (Tax Revenue)	4.00	9-15-2019	475,000	524,923
Poway CA Unified School District Series C (Tax Revenue)	4.00	9-15-2020	510,000	567,314
Rancho Cucamonga CA Redevelopment Agency Project Area (Tax Revenue, AGM Insured)	5.00	9-1-2021	1,000,000	1,199,560
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.13	9-1-2015	675,000	682,385
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.50	9-1-2016	725,000	752,818
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2016	225,000	223,333
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2018	345,000	326,322
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2020	460,000	411,281
Redondo Beach CA Unified School District Election of 2008 Series A (GO, AGM Insured)	5.00	8-1-2023	500,000	613,565
Ridgecrest CA Redevelopment Agency Ridgecrest Project (Tax Revenue)	3.75	6-30-2015	630,000	635,267
Riverside CA Community College District Election of 2004 Series D (GO) ¤	0.00	8-1-2020	535,000	482,399
Riverside CA PFA Local Measure A Certificate of Participation Riverside Pavement Rehabilitation Project (Tax Revenue, AGM Insured)	5.00	6-1-2023	845,000	1,004,570
Riverside CA Unified School District Financing Authority Superior Lien Series A (Miscellaneous Revenue)	4.00	9-1-2018	1,735,000	1,878,276
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2016	640,000	674,822
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2017	490,000	528,774
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2016	2,395,000	2,367,841
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2019	1,000,000	915,560
Riverside County CA PFA Indian Wells Refunding Project (Tax Revenue, AGM Insured)	5.00	9-1-2020	1,610,000	1,892,281
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, National Insured)	4.50	10-1-2015	130,000	132,544
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2018	810,000	874,703

10

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00%	5-1-2020	$795,000	$880,828
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	5.00	5-1-2019	840,000	952,930
Robla CA School District Series B (GO, National Insured) ¤	0.00	8-1-2018	560,000	522,267
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	1,050,000	1,186,584
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	1,185,000	1,361,470
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2021	830,000	967,390
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2022	775,000	912,454
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2023	815,000	970,421
Sacramento CA Regional Art Facilities Financing Authority Certificate of Participation (Miscellaneous Revenue, Ambac Insured)	4.10	9-1-2015	150,000	150,375
Sacramento CA Regional Transportation District Farebox Revenue (Transportation Revenue)	5.00	3-1-2019	500,000	565,855
Sacramento County CA Public Facilities Projects (Miscellaneous Revenue, Ambac Insured)	4.50	2-1-2016	155,000	160,495
Sacramento County CA Public Facilities Projects (Miscellaneous Revenue, Ambac Insured)	4.50	2-1-2016	285,000	293,926
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	1,000,000	1,152,870
San Bernardino County CA Certificate of Participation Justice Center Airport Improvements (Miscellaneous Revenue, National Insured)	5.00	7-1-2015	1,075,000	1,085,277
San Bernardino County CA Certificate of Participation Justice Center Airport Improvements (Miscellaneous Revenue, National Insured)	5.00	7-1-2016	430,000	448,559
San Bernardino County CA Certificate of Participation Medical Centre Financing Project (Miscellaneous Revenue, National Insured)	5.50	8-1-2017	860,000	904,797
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	2,000,000	2,309,760
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-2021	2,585,000	3,145,867
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2016	415,000	435,339
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2018	460,000	507,003
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.00	2-15-2016	1,825,000	1,899,661
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.50	9-1-2015	365,000	369,668
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.00	9-1-2016	380,000	397,659
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	9-1-2017	345,000	372,741
San Diego CA RDA Tax Allocation Center Series A (Tax Revenue, AGM Insured) ¤	0.00	9-1-2018	635,000	596,678
San Diego CA RDA Tax Allocation Center Series A (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.25	9-1-2015	2,215,000	2,223,860
San Francisco CA City & County Public Utilities Commission Refunding Bond (Water & Sewer Revenue) %%	5.00	11-1-2022	800,000	982,488
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2016	400,000	411,028
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2017	205,000	213,430
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	4.00	8-1-2017	885,000	942,286
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	5.00	8-1-2018	500,000	562,275
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	5.00	8-1-2019	555,000	638,466
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2016	310,000	325,736
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2018	400,000	446,100

11

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00%	8-1-2020	$500,000	$576,465
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2022	375,000	436,838
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.00	8-1-2015	910,000	923,887
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.25	8-1-2018	2,000,000	2,022,780
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series C (Tax Revenue)	5.00	8-1-2021	2,000,000	2,387,040
San Gorgonio CA Memorial Healthcare Refunding (GO)	5.00	8-1-2021	275,000	323,604
San Gorgonio CA Memorial Healthcare Refunding (GO)	5.00	8-1-2022	500,000	592,620
San Gorgonio CA Memorial Healthcare Refunding (GO)	5.00	8-1-2023	1,000,000	1,191,750
San Joaquin Hills County CA Transportation Corridor Agency Series A (Transportation Revenue)	5.00	1-15-2017	1,000,000	1,078,540
San Jose CA Airport Series A (Airport Revenue, Ambac Insured)	5.50	3-1-2018	4,350,000	4,892,184
San Jose CA Airport Series A (Airport Revenue, AGM/Ambac Insured)	5.50	3-1-2019	5,220,000	5,656,444
San Jose CA Convention Center Expansion & Renovation Project (Tax Revenue)	5.25	5-1-2023	1,465,000	1,727,264
San Jose CA Financing Authority Convention Center Project Series F (Miscellaneous Revenue, National Insured)	5.00	9-1-2015	1,000,000	1,004,970
San Jose CA Libraries & Parks Project (GO)	5.00	9-1-2017	715,000	717,889
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	4.36	8-1-2016	400,000	401,308
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	4.54	8-1-2018	1,035,000	1,038,519
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	5.00	8-1-2017	2,000,000	2,031,240
San Jose CA Redevelopment Agency Series A (Tax Revenue)	6.13	8-1-2015	280,000	284,180
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project (Tax Revenue, National Insured)	4.50	8-1-2015	500,000	501,635
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project Series A (Tax Revenue, National Insured)	5.25	8-1-2019	1,125,000	1,129,601
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project Series A-1 (Tax Revenue)	5.00	8-1-2022	800,000	898,832
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project Series D (Tax Revenue, Ambac Insured)	5.00	8-1-2021	2,635,000	2,867,354
San Jose CA Union Elementary School District Series B (GO)	3.00	9-1-2017	1,000,000	1,056,730
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	100,000	112,683
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	100,000	114,892
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2015	430,000	434,605
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2016	445,000	459,418
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2017	455,000	475,361
San Marcos CA PFA Series B (Tax Revenue)	4.00	9-1-2018	1,000,000	1,082,580
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	220,000	257,657
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	270,000	319,853
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	299,863
San Mateo & Foster City CA School District (GO) %%	5.00	8-15-2020	2,000,000	2,347,180
San Mateo County CA Community College District Capital Appreciation Election 2001 Series B (GO, National Insured, Deutsche Bank LIQ) 144Aø	0.16	6-1-2031	11,396,000	11,396,000
San Mateo County CA Joint Power Authority Capital Projects Program (Miscellaneous Revenue, National Insured)	6.50	7-1-2015	105,000	106,482
San Mateo County CA Transportation Authority Series A (Tax Revenue, National Insured) ¤	0.00	12-1-2018	270,000	251,046
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2021	1,775,000	2,107,280
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2022	1,865,000	2,245,124

12

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00%	6-15-2023	$1,945,000	$2,362,280
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25	9-1-2019	1,000,000	1,144,130
Santa Ana CA Unified School District CAB Election of 2008 Series A (GO) ¤	0.00	8-1-2020	1,815,000	1,629,652
Santa Clara County CA Financing Authority Capital Projects Series A (Miscellaneous Revenue)	4.00	2-1-2024	6,000,000	6,761,340
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2020	150,000	167,246
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2021	125,000	148,106
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2022	165,000	198,033
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2016	495,000	525,670
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2017	495,000	542,723
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	625,000	716,394
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	1,000,000	1,162,730
Santa Fe Springs CA Community Development Commission Consolidated Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	9-1-2017	750,000	819,225
Santa Margarita CA Water District Community Facilities District #99-1 (Tax Revenue)	5.00	9-1-2021	500,000	580,415
Sierra CA Joint Community College District School Facilities Improvement District #2 CAB Series B (GO, National Insured) ¤	0.00	8-1-2015	500,000	499,415
Signal Hill CA Redevelopment Project #1 (Tax Revenue)	4.13	10-1-2016	550,000	569,250
Simi Valley CA Unified School District Certificate of Participation (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2017	550,000	579,761
Solana Beach CA School District Special Tax PFA (Tax Revenue)	3.00	9-1-2016	450,000	464,364
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2018	330,000	357,251
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2019	735,000	805,957
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2015	1,315,000	1,326,493
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2016	1,345,000	1,387,246
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2017	1,485,000	1,552,419
South San Francisco CA Unified School District BAN Series D (GO) ¤	0.00	5-15-2017	3,000,000	2,946,090
South Western CA Community College District Refunding Bond (GO) %%	5.00	8-1-2019	2,230,000	2,564,143
South Western CA Community College District Refunding Bond (GO) %%	5.00	8-1-2020	1,250,000	1,466,763
South Western CA Community College District Refunding Bond (GO) %%	5.00	8-1-2021	2,710,000	3,229,968
Southern California Public Power Authority Hydroelectric Power Project Series A (Utilities Revenue, AGM Insured)	5.25	10-1-2015	500,000	502,125
Southern Mono Healthcare District (GO)	3.00	8-1-2015	550,000	553,966
Southern Mono Healthcare District (GO)	3.00	8-1-2016	615,000	629,920
Southern Mono Healthcare District (GO)	3.00	8-1-2017	300,000	309,540
Southern Mono Healthcare District (GO)	4.00	8-1-2019	845,000	913,208
Stanislaus County CA Schools Infrastructure Financing Agency (Tax Revenue, AGM Insured)	5.00	9-1-2021	1,300,000	1,544,634
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2017	400,000	429,116
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2018	410,000	446,347
Successor Agency to the Morgan Hill CA Redevelopment Agency Series A (Tax Revenue)	5.00	9-1-2021	1,055,000	1,261,284
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2017	460,000	487,260
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	400,000	443,036

13

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00%	4-1-2019	$580,000	$656,722
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2018	750,000	808,710
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	550,000	609,175
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	850,000	962,438
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	600,000	679,368
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.50	9-1-2025	160,000	182,754
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	310,000	365,394
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	300,000	357,186
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2023	265,000	316,476
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	150,000	177,645
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2020	405,000	475,531
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2021	425,000	504,705
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2022	445,000	533,608
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2023	470,000	568,479
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue, AGM Insured)	5.00	10-1-2024	485,000	592,816
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2020	365,000	428,565
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2021	645,000	765,963
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2022	240,000	287,789
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2023	460,000	556,384
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2024	490,000	598,927
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2020	600,000	697,638
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2021	600,000	707,214
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2022	1,050,000	1,250,151
Sulphur Springs CA Unified School District BAN Series A (Miscellaneous Revenue) ¤	0.00	1-1-2018	2,750,000	2,661,725
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2016	150,000	154,860
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2017	300,000	313,425
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2018	555,000	583,938
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2019	595,000	627,237

14

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Sweetwater CA Union High School District Public Financing Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00%	9-1-2018	$2,500,000	$2,820,575
Sweetwater CA Union High School District Public Financing Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	1,000,000	1,153,630
Sweetwater CA Union High School District Refunding Bond (GO, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	620,000	740,633
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2016	380,000	392,312
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2017	395,000	412,676
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2018	405,000	426,117
Temecula CA PFA Wolf Creek Community Facilities District #3-3 (Tax Revenue)	3.00	9-1-2018	870,000	903,530
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2016	1,185,000	1,222,138
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2017	1,250,000	1,302,588
Temecula Valley CA Unified School District Financing Authority (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	275,000	329,849
Temecula Valley CA Unified School District Financing Authority (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2024	350,000	426,391
Tender Option Bond Trust Receipts for San Jose CA Series B (Airport Revenue, Ambac/AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	0.14	9-1-2030	900,000	900,000
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, National Insured)	5.45	9-1-2018	1,095,000	1,098,526
Twin Rivers CA Unified School District Facility Bridge Funding Program (Miscellaneous Revenue, AGM Insured) ±	3.20	6-1-2027	4,150,000	4,154,109
Twin Rivers CA Unified School District Series A (GO, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	385,000	429,367
Twin Rivers CA Unified School District Series A (GO, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	510,000	601,703
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.00	12-1-2015	210,000	214,943
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.38	12-1-2016	475,000	503,201
University of California Series AK (Education Revenue) ±	5.00	5-15-2048	10,000,000	12,333,100
Upland CA Successor Agency Merged Project Tax Allocation (Tax Revenue, AGM Insured)	5.00	9-1-2023	1,000,000	1,202,960
Vacaville CA Unified School District Series C (GO, Build America Mutual Assurance Company Insured) %%	5.00	8-1-2022	675,000	810,479
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	350,000	389,274
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	375,000	419,775
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	665,000	792,587
Val Verde CA Unified School District BAN (GO)	3.00	8-1-2018	5,000,000	5,178,900
Val Verde CA Unified School District Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2022	500,000	600,100
Val Verde CA Unified School District Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2023	325,000	393,546
Val Verde CA Unified School District Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2024	500,000	609,940
Vallejo CA Refunding Bond Series 2006 (Water & Sewer Revenue, National Insured)	5.00	5-1-2015	500,000	502,000
Vallejo CA Refunding Bond Series 2006 (Water & Sewer Revenue, National Insured)	5.00	5-1-2019	790,000	823,283
Vallejo CA Refunding Bond Series 2006 (Water & Sewer Revenue, National Insured)	5.00	5-1-2021	1,500,000	1,557,405
Vallejo CA Unified School District Series A (GO, National Insured)	5.60	2-1-2016	1,080,000	1,122,952
Vallejo CA Unified School District Series A (GO, National Insured)	5.90	2-1-2018	2,065,000	2,320,441
Ventura County CA Public Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2019	375,000	436,103

15

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Ventura County CA Public Financing Authority Series B (Miscellaneous Revenue)	5.00%	11-1-2020	$250,000	$295,830
Victor Valley CA Joint Unified School District CAB Bonds (GO, AGM Insured) ¤	0.00	8-1-2015	280,000	279,681
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2020	250,000	280,285
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2021	250,000	281,290
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2022	335,000	403,735
Walnut CA Energy Center Authority Refunding Series A (Utilities Revenue)	5.00	1-1-2021	500,000	594,835
Walnut CA Improvement Agency Refunding Walnut Improvement Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	3-1-2017	850,000	898,578
Washington CA Unified School District Fresno County BAN (GO)	2.75	1-1-2020	2,500,000	2,579,750
Washington Township CA Health Care District (Health Revenue)	5.00	7-1-2018	1,750,000	1,756,475
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2017	1,125,000	1,210,995
West Contra Costa CA Unified School District (GO, National Insured) ¤	0.00	8-1-2015	500,000	499,200
West Contra Costa CA Unified School District (GO, AGM Insured)	5.00	8-1-2016	1,055,000	1,121,824
West Covina CA Unified School District (GO, AGM Insured)	4.00	8-1-2017	325,000	349,957
West Covina CA Unified School District (GO, AGM Insured)	4.00	8-1-2018	575,000	631,040
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	5.00	9-1-2015	200,000	203,806
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2016	265,000	271,548
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2017	270,000	279,169
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	9-1-2018	275,000	286,861
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	9-1-2019	285,000	300,912
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	9-1-2020	290,000	339,639
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2016	560,000	585,424
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2017	570,000	607,512
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2019	1,830,000	2,006,668
Windsor CA Redevelopment Successor Agency Windsor Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	3.00	9-1-2017	615,000	643,684
Wiseburn CA Unified School District Series B (GO) %%	5.00	8-1-2020	1,265,000	1,479,671
				852,679,568

Guam : 0.21%
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,640,000	1,888,083

Illinois : 0.64%
Chicago IL Refunding Bond (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.22	1-1-2034	5,615,000	5,615,000

New York : 1.33%
New York NY Transitional Finance Authority Sub Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø	0.12	11-1-2022	4,500,000	4,500,000
New York NY Various Sub Series H-5 (GO, Dexia Credit Local LOC) ø	0.12	3-1-2034	7,190,000	7,190,000
				11,690,000

Puerto Rico : 1.16%
Puerto Rico HFA Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2016	1,815,000	1,845,056
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2016	2,440,000	2,614,680
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2017	2,045,000	2,258,007
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	1,250,000	1,418,125
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue)	5.00	12-1-2019	1,000,000	1,016,560

16

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)
Puerto Rico Public Improvement Series A (GO, AGM Insured)		5.00%	7-1-2015	$1,000,000	$1,002,040
					10,154,468

Wisconsin : 0.06%
Wisconsin PFA Senior Living 50 Rose Villa Project Series B-3 (Health Revenue)		3.75	11-15-2019	500,000	505,053

Total Municipal Obligations (Cost $859,169,632)					882,532,172

Other : 0.28%
Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares §±144A		0.49	7-1-2018	2,500,000	2,498,125

Total Other (Cost $2,500,000)					2,498,125

		Yield		Shares
Short-Term Investments : 2.00% Investment Companies : 2.00%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u)##		0.01		17,498,453	17,498,453

Total Short-Term Investments (Cost $17,498,453)					17,498,453

Total investments in securities (Cost $879,168,085)*	102.89%				902,528,750
Other assets and liabilities, net	(2.89)				(25,371,700)

Total net assets	100.00%				$877,157,050

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $879,168,239 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,613,148
Gross unrealized losses	(252,637)

Net unrealized gains	$23,360,511

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
DWR	Department of Water Resources
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation

17

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
LIQ	Liquidity agreement
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
RDA	Redevelopment Authority
RDFA	Redevelopment Finance Authority
ROC	Reset option certificates
SPA	Standby purchase agreement
TRAN	Tax revenue anticipation notes

18

Wells Fargo Advantage California Limited-Term Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$882,532,172	$0	$882,532,172
Other	0	2,498,125	0	2,498,125
Short-term investments
Investment companies	17,498,453	0	0	17,498,453

Total assets	$17,498,453	$885,030,297	$0	$902,528,750

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.95%
California : 92.91%
ABC California Unified School District CAB Election of 1997 Series B (GO, National Insured) ¤	0.00%	8-1-2018	$1,500,000	$1,435,635
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	3,895,000	3,662,663
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,750,370
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured)	5.25	10-1-2021	3,000,000	3,305,490
Alameda CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2034	1,005,000	1,159,840
Alhambra CA Unified School District Election of 2008 Series B (GO, AGM Insured)	6.00	8-1-2029	4,100,000	5,076,169
Alisal CA Unified School District CAB Election of 2006 Series A (GO, AGM Insured) ¤	0.00	8-1-2017	1,105,000	1,072,911
Alvord CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.25	8-1-2037	1,620,000	1,883,039
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	4,455,000	4,257,688
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2025	10,000,000	7,378,400
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	3,000,000	3,435,390
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	3,000,000	3,430,080
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	945,000	948,856
Bassett CA Unified School District Refunding Bond Series B (GO, Build America Mutual Assurance Company Insured) %%	5.00	8-1-2027	1,050,000	1,255,548
Bay Area CA Toll Authority Toll Bridge Revenue Series A (Transportation Revenue) ±	1.27	4-1-2036	2,000,000	2,051,740
Bay Area CA Toll Authority Toll Bridge Revenue Series S-4 (Transportation Revenue)	5.00	4-1-2030	2,000,000	2,314,960
Bay Area CA Water Supply & Conservation Agency Series A (Water & Sewer Revenue)	5.00	10-1-2034	6,000,000	6,954,180
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Tax Revenue, Ambac Insured)	5.75	8-1-2030	3,190,000	4,106,487
Brea CA PFA Tax Allocation Series A (Housing Revenue)	7.00	9-1-2023	1,000,000	1,106,640
Buena Park CA School District Election of 2014 Series A (GO)	5.00	8-1-2040	2,500,000	2,877,925
Cabrillo CA Unified School District CAB Series A (GO, Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,260,300
California (GO)	5.25	8-1-2038	1,925,000	2,175,597
California (GO)	5.25	11-1-2040	3,000,000	3,535,170
California AMT Department of Veterans Affairs Series BZ (GO, National Insured)	5.35	12-1-2021	5,000	5,014
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations O’Connor Woods Project (Health Revenue)	5.00	1-1-2043	5,000,000	5,561,200
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00	4-1-2042	1,100,000	1,224,003
California Department of Transportation Certificate of Participation Series A (Miscellaneous Revenue, National Insured)	5.25	3-1-2016	830,000	833,519
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	555,000	575,807
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	1,485,000	1,531,703
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-2030	480,000	500,347
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-2047	110,000	113,067
California HFA AMT Home Mortgage Series K (Housing Revenue)	5.30	8-1-2023	2,760,000	2,849,700
California HFA AMT Home Mortgage Series M (Housing Revenue)	5.00	8-1-2037	340,000	347,762
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	3,000,000	3,554,430
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00	7-1-2029	4,000,000	4,716,640
California HFFA Northern CA Presbyterian Homes & Services Incorporated (Health Revenue) %%	5.00	7-1-2039	1,300,000	1,481,090
California HFFA Northern CA Presbyterian Homes & Services Incorporated (Health Revenue) %%	5.00	7-1-2044	1,100,000	1,248,137
California HFFA Prerefunded Bond Providence Health Services Series C (Health Revenue)	6.50	10-1-2038	100,000	119,098

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California HFFA Refunding Marshall Medical Center (Health Revenue) %%	5.00%	11-1-2033	$1,830,000	$2,085,377
California HFFA Sutter Health Series D (Health Revenue)	5.25	8-15-2031	3,100,000	3,607,129
California Infrastructure & Economic Development King City Joint Union High School (Miscellaneous Revenue)	5.75	8-15-2029	2,150,000	2,520,445
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.75	8-1-2033	1,525,000	1,741,215
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,159,920
California Municipal Finance Authority Community Hospitals Central California (Health Revenue)	5.00	2-1-2020	1,000,000	1,064,440
California PFOTER Series DCL-009 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.20	8-1-2027	24,450,000	24,450,000
California PFOTER Series DCL-010 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.20	8-1-2027	13,900,000	13,900,000
California PFOTER Series DCL-011 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.20	8-1-2027	9,655,000	9,655,000
California Public Works Board California State University Projects Series B-1 (Miscellaneous Revenue)	5.70	3-1-2035	2,210,000	2,564,307
California Public Works Board Department of General Services Butterfield Series A (Miscellaneous Revenue)	5.25	6-1-2024	2,400,000	2,419,824
California Public Works Board Department of General Services East End Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2027	5,500,000	5,534,980
California Public Works Board Judicial Council Projects Series A (Miscellaneous Revenue)	5.00	3-1-2038	7,000,000	7,911,400
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.25	12-1-2025	4,000,000	4,880,520
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-2030	9,850,000	12,080,434
California Public Works Board University of California Research Project Series L (Education Revenue, National Insured)	5.25	11-1-2028	4,225,000	4,349,722
California Public Works Board Various Capital Projects Series A (Miscellaneous Revenue)	5.00	4-1-2037	4,925,000	5,552,691
California Public Works Board Various Capital Projects Series G (Miscellaneous Revenue)	5.00	11-1-2037	23,000,000	26,148,930
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.50	11-1-2033	2,000,000	2,431,740
California Refunding Bond (GO)	5.00	8-1-2025	5,000,000	5,392,300
California Refunding Bond Series B (GO) ±	1.17	5-1-2020	3,000,000	3,066,030
California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue)	5.50	6-1-2021	820,000	821,894
California Statewide CDA Buck Institute for Research on Aging (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2034	2,500,000	2,863,375
California Statewide CDA Catholic Healthcare West Series A (Health Revenue)	5.50	7-1-2030	2,980,000	3,305,118
California Statewide CDA Certificate of Participation Internet Group (Health Revenue)	5.38	4-1-2017	290,000	291,215
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	4,000,000	4,438,000
California Statewide CDA MFHR ROC (Housing Revenue, Citibank NA LIQ) 144Aø	0.52	12-14-2016	3,000,000	3,000,000
California Statewide CDA Pioneer Park Project Series T (Housing Revenue, GNMA/FHA Insured)	6.10	12-20-2035	2,010,000	2,013,397
California Statewide CDA Poway RFH Housing Incorporated Series A (Housing Revenue)	5.25	11-15-2035	1,500,000	1,714,260
California Statewide CDA Redwoods Projects (Health Revenue)	5.13	11-15-2035	1,500,000	1,693,110
California Statewide CDA School Facility Alliance for College-Ready Public Schools (Education Revenue)	6.75	7-1-2031	1,625,000	1,879,069
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	1,815,000	1,900,704
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.20	7-1-2020	490,000	517,420
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Sub Series D (Health Revenue)	4.75	8-1-2020	1,000,000	1,005,870
California Statewide CDA Series 3413X (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.09	11-1-2043	9,430,000	9,430,000
California Statewide CDA Series 3416X (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.09	11-1-2043	3,675,000	3,675,000

2

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Statewide CDA St. Joseph Health System (Health Revenue, AGM Insured)	5.25%	7-1-2021	$1,775,000	$2,001,987
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (Water & Sewer Revenue, AGM Insured)	5.25	10-1-2027	1,040,000	1,044,316
California Various Purposes (GO)	5.00	10-1-2029	7,000,000	8,062,250
California Various Purposes (GO)	5.25	4-1-2035	12,640,000	14,744,686
California Various Purposes (GO)	6.00	4-1-2035	2,140,000	2,547,392
California Various Purposes (GO)	5.00	9-1-2029	1,475,000	1,703,684
California Various Purposes (Miscellaneous Revenue)	5.00	9-1-2032	5,100,000	5,933,238
California Various Purposes (GO)	5.00	6-1-2037	4,215,000	4,566,868
California Various Purposes (GO)	5.00	2-1-2038	5,000,000	5,704,550
California Various Purposes (GO)	5.13	4-1-2033	6,835,000	7,629,637
California Various Purposes (GO)	5.25	9-1-2028	5,000,000	5,914,450
California Various Purposes (GO)	5.25	10-1-2029	800,000	932,728
California Various Purposes (GO)	5.25	3-1-2038	2,300,000	2,564,776
California Various Purposes (GO)	5.60	3-1-2036	8,715,000	10,293,461
California Various Purposes (GO)	5.75	4-1-2029	1,600,000	1,869,152
California Various Purposes (GO)	5.75	4-1-2031	3,380,000	3,961,529
California Various Purposes (GO)	6.00	4-1-2038	23,465,000	27,891,438
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured)	5.00	8-1-2032	1,450,000	1,659,090
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured)	5.00	8-1-2033	880,000	1,004,608
Center California Unified School District CAB Series C (GO, National Insured) ¤	0.00	9-1-2021	5,000,000	4,284,800
Centinela Valley CA Union High School District Election of 2008 Series B (GO)	6.00	8-1-2036	2,500,000	3,111,850
Centinela Valley CA Union High School District Election of 2008 Series C (GO)	5.00	8-1-2035	2,000,000	2,304,100
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, National Insured)	6.45	2-1-2018	1,290,000	1,382,171
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	8-1-2029	1,750,000	1,053,833
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	8-1-2033	1,500,000	745,530
Chico CA PFA Redevelopment Project Area (Tax Revenue, National Insured)	5.13	4-1-2021	3,000,000	3,008,100
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2024	1,000,000	753,940
Compton CA Community College CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2035	3,445,000	1,339,519
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	1,140,000	1,234,210
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	180,000	180,382
Contra Costa County CA Community College District Election of 2006 (GO)	5.00	8-1-2038	3,250,000	3,754,498
Contra Costa County CA Home GNMA Mortgage-Backed Securities Program (Housing Revenue, GNMA Insured)	7.75	5-1-2022	180,000	218,678
Delano CA Union High School Election of 2010 Series B (GO, AGM Insured)	5.75	8-1-2035	4,510,000	5,422,102
Dinuba CA Redevelopment Agency Merged City Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2033	1,500,000	1,701,015
Duarte CA RDA CAB Sub-Merged Redevelopment Project (Tax Revenue) ¤	0.00	12-1-2016	955,000	903,172
El Dorado CA Irrigation District Revenue Refunding Bond Series A (Water & Sewer Revenue, AGM Insured)	5.25	3-1-2039	2,000,000	2,358,300
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90	9-2-2021	1,750,000	1,754,165
Escondido CA Union High School CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2027	8,385,000	5,550,451
Florin CA Resource Conservation Refunding Second Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2032	2,000,000	2,259,400
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10-1-2017	1,890,000	1,930,862
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10-1-2027	4,785,000	4,859,072

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Foothill/Eastern Corridor CA Transportation Agency Sub Series B-3 (Transportation Revenue) ±	5.50%	1-15-2053	$8,000,000	$9,345,920
Garden Grove CA Unified School District Election of 2010 Series C (GO)	5.25	8-1-2037	2,000,000	2,335,960
Gilroy CA Unified School District Election of 2008 Series A (GO, AGM Insured)	6.00	8-1-2027	1,000,000	1,208,500
Golden State Tobacco Securitization Enhanced Asset Baked Series A (Tobacco Revenue) %%	5.00	6-1-2045	5,000,000	5,673,350
Golden West CA Schools Financing Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2015	2,000,000	1,994,920
Inland Valley CA Development Agency Series A (Tax Revenue)	5.25	9-1-2037	4,000,000	4,608,160
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	3,750,000	3,896,775
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2034	6,915,000	2,164,948
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2034	2,990,000	900,917
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2036	11,130,000	2,956,128
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2033	7,000,000	2,293,620
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2033	1,500,000	1,717,605
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2038	1,635,000	1,862,281
Lake Elsinore CA Unified School TRAN Series B (Miscellaneous Revenue)	4.50	9-30-2015	1,800,000	1,808,910
Lancaster CA RDA Tax Allocation Combined Redevelopment Project Areas (Tax Revenue)	6.50	8-1-2029	2,000,000	2,368,240
Lodi CA Unified School District School Facility Election of 2006 (GO, AGM Insured)	5.00	8-1-2030	2,000,000	2,163,840
Long Beach CA Bond Financing Authority (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2017	715,000	747,039
Long Beach CA Bond Financing Authority Redevelopment Housing & Gas Utilities Financing Series A-1 (Industrial Development Revenue, Ambac Insured)	5.00	8-1-2030	5,000,000	5,030,400
Long Beach CA Unified School District CAB Election of 2008 Series A (GO)	5.50	8-1-2026	2,530,000	2,956,077
Long Beach CA Unified School District CAB Election of 2008 Series B (GO) ¤	0.00	8-1-2035	2,000,000	880,340
Los Angeles CA Certificate of Participation Sonneblick del Rio Project (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2019	2,000,000	2,009,660
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2025	2,310,000	2,353,058
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2024	1,565,000	1,639,447
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2025	3,425,000	3,583,509
Los Angeles CA DW&P Series A (Water & Sewer Revenue)	5.00	7-1-2039	4,000,000	4,652,360
Los Angeles CA DW&P Series D (Utilities Revenue)	5.00	7-1-2044	2,500,000	2,890,225
Los Angeles CA Harbor Department (Airport Revenue)	7.60	10-1-2018	55,000	62,145
Lynwood CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00	8-1-2033	5,000	5,669
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	4,000,000	5,659,480
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,060,000	1,325,795
Merced CA Community College School Facilities Improvement Project District #1 (GO, National Insured)	5.00	8-1-2031	1,635,000	1,737,645
Merced CA Irrigation District Water & Hydroelectric System Series A (Water & Sewer Revenue, AGM Insured)	5.00	10-1-2038	4,000,000	4,685,920
Merced CA Union High School District CAB Series A (GO, National Insured) ¤	0.00	8-1-2018	2,135,000	2,019,411
Merced CA Union High School District CAB Series C (GO) ¤	0.00	8-1-2032	3,380,000	1,727,518
Montclair CA PFA Lease Revenue Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2035	2,400,000	2,745,144
Montebello CA Unified School District Election of 2004 (GO, National Insured)	5.00	8-1-2030	3,175,000	3,226,022
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,100,000	2,382,975
Mount San Antonio CA Community College District CAB Election of 2008 Series A (GO) ¤	0.00	8-1-2024	1,610,000	1,230,700

4

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Natomas CA Unified School District Series 1999 (GO, National Insured)	5.95%	9-1-2021	$1,000,000	$1,114,180
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.89	7-1-2027	6,500,000	5,950,425
Northern California Power Agency Public Power Prerefunded Bond (Utilities Revenue, Ambac Insured)	7.50	7-1-2023	50,000	62,928
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (GO, AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,194,330
Oakland CA Unified School District Election of 2012 (GO)	5.50	8-1-2023	500,000	605,320
Oakland CA Unified School District Election of 2012 (GO)	6.63	8-1-2038	7,750,000	9,559,935
Ontario CA RDFA Ontario Redevelopment Project #1 (Tax Revenue, National Insured)	6.00	8-1-2015	250,000	252,405
Pajaro Valley CA Unified School District Election of 2012 Series A (GO)	5.00	8-1-2038	1,700,000	1,932,866
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.00	7-1-2018	235,000	238,398
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.40	7-1-2023	500,000	507,200
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	1,487,923	1,617,581
Paramount CA Unified School District CAB Election of 2006 (GO) ¤	0.00	8-1-2033	2,500,000	1,156,375
Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue)	6.25	1-1-2018	560,000	606,872
Perris CA PFA Series A (Tax Revenue, National Insured)	5.25	10-1-2020	1,030,000	1,033,111
Perris CA PFA Series A (Tax Revenue)	5.75	10-1-2031	2,045,000	2,091,340
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, National Insured)	5.50	5-1-2019	2,000,000	2,152,900
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12-1-2032	5,065,000	5,075,029
Pioneer CA Union Elementary School District Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	8-1-2029	1,635,000	1,741,831
Pomona CA Unified School District Series A (GO, National Insured)	6.55	8-1-2029	1,480,000	1,955,494
Port of Redwood City CA (Airport Revenue)	5.13	6-1-2030	3,600,000	3,606,768
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A (GO) ¤	0.00	8-1-2024	1,800,000	1,375,938
Rancho Cucamonga CA Redevelopment Agency Rancho Redevelopment Project Area (Tax Revenue, AGM Insured)	5.00	9-1-2032	1,870,000	2,171,463
Redondo Beach CA Unified School Election of 2012 Series (GO, AGM Insured)	5.00	8-1-2039	3,500,000	4,047,505
Redwood City CA RDA CAB Redevelopment Project Area 2-A (Tax Revenue, Ambac Insured) ¤	0.00	7-15-2030	3,505,000	1,772,373
Rialto CA Unified School District CAB Election of 2010 Series A (GO, AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,316,995
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	5,000,000	5,741,800
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	7,500,000	8,903,250
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2026	10,000,000	6,907,600
Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	6.00	5-1-2022	4,105,000	4,693,534
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2025	1,930,000	2,243,316
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.25	7-1-2039	2,010,000	2,208,849
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.75	7-1-2024	2,000,000	2,270,680
Sacramento County CA Certificate of Participation Animal Care & Youth Detention Program (Miscellaneous Revenue, Ambac Insured)	5.00	10-1-2025	1,085,000	1,183,182
Sacramento County CA City Financing Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.40	11-1-2020	2,500,000	2,779,350
Sacramento County CA City School Joint Refunding Bond Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2040	2,165,000	2,392,628
Sacramento County CA Unified School District Election of 2012 Series A (GO, Build America Mutual Assurance Company Insured)	5.25	8-1-2033	1,000,000	1,158,380
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	6,000,000	6,917,220
San Bernardino County CA Certificate of Participation Medical Center Financing Project (Miscellaneous Revenue, National Insured)	5.00	8-1-2028	5,815,000	5,829,596
San Buenaventura CA Public Facilities Financing Authority Water Revenue Series B (Water & Sewer Revenue)	5.00	7-1-2042	4,000,000	4,548,320

5

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Diego CA Community College Election of 2002 (GO)	5.00%	8-1-2031	$4,000,000	$4,718,240
San Diego CA PFFA Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2026	4,950,000	5,320,656
San Diego CA PFFA Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2032	3,825,000	4,088,428
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) ¤	0.00	9-1-2023	885,000	698,203
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	9-1-2020	1,060,000	1,062,141
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	5.00	9-1-2025	575,000	645,426
San Francisco CA City & County Certificate of Participation Multiple Capital Improvement Projects Series A (Miscellaneous Revenue)	5.20	4-1-2026	3,000,000	3,407,490
San Francisco CA City & County Redevelopment Agency Mission Bay North Redevelopment Project Series C (Tax Revenue)	4.50	8-1-2016	250,000	262,690
San Francisco CA City & County Redevelopment Agency Mission Bay South Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2043	2,500,000	2,781,525
San Francisco CA Municipal Transportation (Transportation Revenue)	5.00	3-1-2039	6,000,000	6,947,880
San Gorgonio CA Memorial Healthcare (GO)	5.00	8-1-2032	1,750,000	1,961,838
San Gorgonio CA Memorial Healthcare (GO)	5.50	8-1-2028	2,525,000	2,983,565
San Gorgonio CA Memorial Healthcare Election of 2006 Series B (GO)	5.63	8-1-2038	5,000,000	5,308,900
San Gorgonio CA Memorial Healthcare Election of 2006 Series C (GO)	7.10	8-1-2033	3,000,000	3,449,460
San Joaquin Delta CA Community College District Election of 2004 Series C (GO)	5.00	8-1-2032	1,925,000	2,246,552
San Joaquin Delta CA Community College District Election of 2004 Series C (GO)	5.00	8-1-2033	3,195,000	3,717,351
San Joaquin Delta CA Community College District Election of 2004 Series C (GO)	5.00	8-1-2034	3,315,000	3,848,185
San Jose CA Libraries & Parks Project (GO)	5.13	9-1-2031	2,040,000	2,048,609
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2025	1,845,000	2,002,342
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2026	950,000	1,031,016
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,099,490
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,472,468
San Marcos CA Unified School District Special Tax Community Facilities District #4 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2034	1,725,000	1,966,655
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2028	1,290,000	1,507,933
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2029	1,345,000	1,565,419
San Rafael City CA High School District CAB Election of 2002 Series B (GO, National Insured) ¤	0.00	8-1-2023	1,260,000	1,015,686
Sanger CA Unified School District Refunding Bond (GO, National Insured)	5.60	8-1-2023	2,000,000	2,254,040
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00	9-1-2022	2,000,000	2,390,820
Santa Ana CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2038	15,000,000	5,755,050
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	9-1-2029	2,100,000	2,463,237
Santa Rosa CA High School District (GO)	5.00	8-1-2024	1,005,000	1,208,090
Simi Valley CA Unified School District Capital Improvement Projects (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2022	1,970,000	2,131,658
Sonoma Valley CA Community RDA The Springs Redevelopment Project (Tax Revenue, AGM Insured)	6.50	8-1-2028	3,000,000	3,014,940
Sonoma Valley CA Unified School District CAB Election of 2010 Series A (GO) ¤	0.00	8-1-2027	1,020,000	654,901
South Pasadena CA Unified School District Series A (GO, FGIC Insured)	5.55	11-1-2020	585,000	668,754
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	1,000,000	1,187,730
Southwest Community California Finance Authority Riverside County (Miscellaneous Revenue)	6.38	5-1-2033	3,065,000	3,519,233

6

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Stockton CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00%	8-1-2038	$1,025,000	$1,169,259
Tender Option Bond Trust Receipts for San Jose CA Series B (Airport Revenue, Ambac/AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	0.14	9-1-2030	8,000,000	8,000,000
Tender Option Bond Trust Receipts for Semitropic CA Improvement District Water Storage Series A (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.20	6-1-2017	9,590,000	9,590,000
Torrance CA Certificate of Participation (Miscellaneous Revenue)	5.25	6-1-2039	5,385,000	6,246,492
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, AGM Insured)	6.25	10-1-2033	1,000,000	1,160,720
Tulare CA PFFA Capital Facilities Project (Miscellaneous Revenue, AGM Insured)	5.25	4-1-2027	3,000,000	3,368,640
Turlock CA Irrigation District Revenue Refunding Bond Subordinated First Priority (Utilities Revenue)	5.50	1-1-2041	2,000,000	2,336,820
Union City CA Community RDA (Tax Revenue, AGM Insured)	5.25	10-1-2033	8,000,000	9,370,480
Union City CA Community RDA Series A (Tax Revenue, Ambac Insured)	5.38	10-1-2034	3,685,000	3,702,835
University of California General Revenue Bonds Series AI (Education Revenue)	5.00	5-15-2038	2,000,000	2,294,140
University of California Regents Medical Center Series J (Health Revenue)	5.00	5-15-2033	2,265,000	2,603,391
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	10,000,000	11,888,500
Vacaville CA Unified School District (Miscellaneous Revenue, AGM Insured)	6.50	12-1-2034	1,260,000	1,481,974
Vallejo CA Unified School District Refunding Bond Series A (GO, National Insured)	5.90	2-1-2017	1,000,000	1,088,450
Vallejo CA Water Revenue Refunding Bond (Water & Sewer Revenue)	5.25	5-1-2031	1,000,000	1,157,310
Ventura County CA PFA Series A (Miscellaneous Revenue)	5.00	11-1-2038	4,250,000	4,828,765
Walnut CA Energy Center Authority Series A (Utilities Revenue)	5.00	1-1-2034	3,115,000	3,625,767
Walnut CA Unified School District Series C (GO, FGIC Insured)	5.75	8-1-2015	400,000	402,780
Washington Township CA Healthcare District Election of 2004 Series B (GO)	5.50	8-1-2038	1,500,000	1,816,830
West Contra Costa CA Unified School District (GO, AGM Insured)	5.25	8-1-2024	1,350,000	1,627,572
West Contra Costa CA Unified School District CAB Election of 2005 Series B (GO)	6.00	8-1-2027	1,080,000	1,461,305
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2021	6,000,000	5,196,180
Wiseburn CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2027	1,525,000	1,009,474
Yorba Linda CA RDA CAB Series A (Tax Revenue, National Insured) ¤	0.00	9-1-2019	2,010,000	1,732,841
				826,636,427

Colorado : 0.23%
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.24	11-1-2036	2,000,000	2,000,000

Guam : 0.32%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,113,590
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	1,500,000	1,707,345
				2,820,935

Illinois : 1.35%
Illinois (GO, AGM Insured)	5.00	2-1-2027	5,000,000	5,583,500
Illinois (Miscellaneous Revenue)	5.50	7-1-2027	5,650,000	6,427,327
				12,010,827

Indiana : 0.67%
JPMorgan Chase PUTTER/DRIVER Trust Series 3888 Indianapolis IN Industry Local Public Improvement (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.20	2-1-2019	6,000,000	6,000,000

7

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value
New York : 1.95%
JPMorgan Chase PUTTER/DRIVER Trust Series 3600Z New York Thruway Authority (Tax Revenue, JPMorgan Chase & Company LIQ) 144Aø		0.14%	1-1-2016	$9,245,000	$9,245,000
New York NY Transitional Finance Authority Sub Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø		0.12	11-1-2022	7,130,000	7,130,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø		0.12	8-1-2023	1,000,000	1,000,000
					17,375,000

Virgin Islands : 0.52%
Virgin Islands PFA Matching Fund Loan Note Senior Lien (Miscellaneous Revenue, AGM Insured)		5.00	10-1-2029	4,000,000	4,622,040

Total Municipal Obligations (Cost $788,229,712)					871,465,229

Other : 0.28%
Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares ±144A§		0.49	7-1-2018	2,500,000	2,498,125

Total Other (Cost $2,500,000)					2,498,125

		Yield			Shares
Short-Term Investments : 2.19%
Investment Companies : 2.19%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u)##		0.01		19,435,488	19,435,488

Total Short-Term Investments (Cost $19,435,488)					19,435,488

Total investments in securities (Cost $810,165,200)*	100.42%				893,398,842
Other assets and liabilities, net	(0.42)				(3,697,213)

Total net assets	100.00%				$889,701,629

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $810,259,759 and unrealized gains (losses) consists of:

Gross unrealized gains	$83,279,003
Gross unrealized losses	(139,920)

Net unrealized gains	$83,139,083

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
DW&P	Department of Water & Power
FGIC	Financial Guaranty Insurance Corporation

8

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
RDFA	Redevelopment Finance Authority
ROC	Reset option certificates
SPA	Standby purchase agreement
TRAN	Tax revenue anticipation notes

9

Wells Fargo Advantage California Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$871,465,229	$0	$871,465,229
Other	0	2,498,125	0	2,498,125
Short-term investments
Investment companies	19,435,488	0	0	19,435,488

Total assets	$19,435,488	$873,963,354	$0	$893,398,842

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 100.05%
Arizona : 1.27%
Phoenix AZ IDA Rowan University Project (Education Revenue)	5.25%	6-1-2034	$1,000,000	$1,119,440

California : 2.84%
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.25	10-15-2021	1,000,000	1,180,530
Norco CA Redevelopment Agency Project Area #1 (Tax Revenue)	6.00	3-1-2036	1,120,000	1,331,098
				2,511,628

Colorado : 87.84%
Arapahoe County CO Centennial 25 Metropolitan District (Tax Revenue)	6.38	12-1-2016	135,000	135,254
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2033	500,000	543,920
Aspen Valley CO Hospital Refunding District Bonds Series 2012 (Health Revenue)	5.00	10-15-2033	600,000	655,020
Aurora CO Certificate of Participation Refunding Bonds Series 2009A (Miscellaneous Revenue)	5.00	12-1-2027	2,000,000	2,283,260
Aurora CO E-470 Public Highway Authority Colorado CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2034	4,000,000	1,839,840
Aurora CO First Lien Water Improvement Bonds Series 2007A (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2039	1,000,000	1,082,100
Canon City CO Finance Authority Certificate of Participation Series 2008 (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2032	150,000	166,450
Colorado Board of Governors State University System Enterprise Bonds Series 2013C (Education Revenue)	5.25	3-1-2033	725,000	836,962
Colorado Board of Governors State University System Enterprise Bonds Series 2015A (Education Revenue) %%	5.00	3-1-2045	1,550,000	1,769,867
Colorado ECFA Alexander Dawson School LLC Project (Education Revenue)	5.00	2-15-2040	2,000,000	2,164,900
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	1,000,000	1,157,030
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.38	12-1-2028	1,000,000	1,161,320
Colorado ECFA Charter School Banning Lewis Ranch Academy Project (Education Revenue) 144A	6.13	12-15-2035	430,000	436,373
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured) ##	5.00	6-15-2019	1,040,000	1,043,110
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	6-15-2024	1,140,000	1,142,804
Colorado ECFA Charter School District Montessori Charter School Project (Miscellaneous Revenue)	5.00	7-15-2037	1,150,000	1,240,873
Colorado ECFA Charter School Pinnacle High School Project (Education Revenue)	5.13	12-1-2039	500,000	532,240
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project Series 2014 (Education Revenue) 144A	4.13	7-1-2024	500,000	523,485
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015 (Education Revenue) 144A	5.00	12-15-2028	600,000	634,638
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015 (Education Revenue) 144A	4.00	12-15-2025	535,000	541,024
Colorado ECFA Charter School Twin Peaks Charter (Education Revenue)	6.75	11-15-2028	750,000	894,157
Colorado ECFA Cheyenne Mountain Charter School Series A (Education Revenue)	5.25	6-15-2029	590,000	612,845
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010 (Education Revenue)	5.00	9-1-2032	1,265,000	1,419,153
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B (Education Revenue)	5.00	9-1-2030	1,770,000	2,012,614
Colorado ECFA Student Housing Campus Village Apartment (Miscellaneous Revenue)	5.50	6-1-2033	1,735,000	1,924,740
Colorado ECFA University Laboratory School Refunding Bonds Series 2004 (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	6-1-2024	1,355,000	1,358,347
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±	5.25	11-15-2027	1,000,000	1,072,130
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±	5.25	11-15-2035	1,000,000	1,076,130

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
Colorado Health Facilities Authority Catholic Health Initiatives Series B3 (Health Revenue) ±	1.88%	7-1-2039	$2,000,000	$2,007,200
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25	10-1-2033	1,000,000	1,155,820
Colorado Health Facilities Authority Deutsche Bank SPEAR/LIFER Trust Series 1131 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.32	12-1-2042	2,185,000	2,185,000
Colorado Health Facilities Authority Hospital Parkview Medical Center Incorporation (Health Revenue)	5.00	9-1-2025	900,000	916,695
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A (Health Revenue)	5.50	1-1-2035	1,000,000	1,196,200
Colorado HFA SFMR Class I Series A (Housing Revenue, FHA/HUD Insured)	5.50	11-1-2029	385,000	397,982
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	7-1-2018	500,000	572,705
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	1,200,000	1,300,404
Colorado Partnership Prerefunded Balance University of Colorado Denver Health Science Center Fitzsimons Academic Series B (Miscellaneous Revenue, National Insured)	5.00	11-1-2030	245,000	251,848
Colorado Partnership Unrefunded Balance University of Colorado Denver Health Science Center Fitzsimons Academic Series B (Miscellaneous Revenue, National Insured)	5.00	11-1-2030	755,000	776,102
Colorado Regional Transportation District Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00	6-1-2044	2,000,000	2,262,980
Colorado Regional Transportation District Certificate of Participation Tax-Exempt Bonds Series 2010A (Miscellaneous Revenue)	5.38	6-1-2031	2,500,000	2,885,575
Colorado Regional Transportation District Certificate of Participation Transit Vehicles Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2022	1,000,000	1,098,310
Colorado Regional Transportation District Fastracks Project Bonds Series 2013A (Tax Revenue)	5.00	11-1-2031	1,000,000	1,168,690
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2 (Utilities Revenue)	5.00	11-15-2038	3,000,000	3,452,760
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.24	11-1-2036	3,000,000	3,000,000
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.50	9-1-2024	1,000,000	1,017,220
Commerce City CO Sales & Use Tax Bonds Series 2014 (Tax Revenue, AGM Insured)	5.00	8-1-2044	1,250,000	1,423,762
Denver CO City & County Airport System Series A (Airport Revenue, Syncora Guarantee Incorporated Insured)	5.00	11-15-2022	1,250,000	1,286,887
Denver CO City & County Department of Aviation Airport System Bonds Series 2012B (Airport Revenue)	5.00	11-15-2030	2,000,000	2,307,480
Denver CO City & County Excise Tax Series A (Tax Revenue, AGM Insured) 6.00		9-1-2021	2,000,000	2,405,220
Denver CO Convention Center (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2030	1,205,000	1,242,717
El Paso County CO School District #49 (Miscellaneous Revenue, National Insured)	5.00	12-15-2027	1,430,000	1,590,060
Fremont County CO Finance Corporation Certificate of Participation Series 2013 (Miscellaneous Revenue)	5.25	12-15-2038	1,265,000	1,387,515
Garfield County CO Public Library District Lease Purchase Financing Program (Miscellaneous Revenue)	5.00	12-1-2026	715,000	808,930
Glendale CO Certificate of Participation Series 2006 (Miscellaneous Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2025	1,000,000	1,063,360
Longmont CO Tax-Exempt Certificates of Participation Series 2014A and Taxable Series 2014B (Miscellaneous Revenue)	5.00	12-1-2034	1,000,000	1,142,580
Park Meadows CO Business Improvement District (Tax Revenue)	5.00	12-1-2017	155,000	165,552
Platte Valley CO Fire Protection District (Miscellaneous Revenue)	5.00	12-1-2036	325,000	345,989
University of Colorado Enterprise System PFOTER Series 3840 (Education Revenue, National Insured, Dexia Credit Local LIQ) ø	0.14	6-1-2025	2,980,000	2,980,000
University of Colorado Enterprise System Series A (Education Revenue)	5.00	6-1-2026	1,000,000	1,170,260
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11-15-2029	2,000,000	2,345,680
				77,572,069

Guam : 1.89%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,113,590

2

Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Guam (continued)
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)		5.75%	12-1-2034	$500,000	$553,925
					1,667,515

Maryland : 0.54%
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)		5.00	6-1-2027	235,000	258,413
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)		5.00	6-1-2030	200,000	217,934
					476,347

Pennsylvania : 3.14%
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)		5.00	7-1-2029	500,000	550,910
Pennsylvania Higher Education Facilities Authority Indiana University Student Housing Project Series A (Education Revenue)		5.00	7-1-2032	1,000,000	1,088,580
Pocono PA Mountains Industrial Park Authority Saint Luke’s Hospital Monroe Project Series 2015A (Health Revenue)		5.00	8-15-2040	1,000,000	1,134,980
					2,774,470

Texas : 1.22%
Texas New Hope Cultural Education Facilities Finance Corporation Student Housing Bonds Tarleton State University Project 2015 (Housing Revenue) %%		5.00	4-1-2047	1,000,000	1,077,480

Virgin Islands : 1.31%
Virgin Islands PFA Matching Fund Loan Note Senior Lien (Miscellaneous Revenue, AGM Insured)		5.00	10-1-2029	1,000,000	1,155,510

Total Municipal Obligations (Cost $82,042,440)					88,354,459

		Yield		Shares
Short-Term Investments : 2.13%
Investment Companies : 2.13%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##		0.01		1,876,718	1,876,718

Total Short-Term Investments (Cost $1,876,718)					1,876,718

Total investments in securities (Cost $83,919,158)*	102.18%				90,231,177
Other assets and liabilities, net	(2.18)				(1,922,573)

Total net assets	100.00%				$88,308,604

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $83,918,874 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,345,132
Gross unrealized losses	(32,829)

Net unrealized gains	$6,312,303

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
FHA	Federal Housing Administration
HFA	Housing Finance Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts

4

Wells Fargo Advantage Colorado Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Municipal obligations	$0	$88,354,459	$0	$88,354,459
Short-term investments
Investment companies	1,876,718	0	0	1,876,718

Total assets	$1,876,718	$88,354,459	$0	$90,231,177

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 95.74%
Alabama : 2.06%
Alabama State University General Tuition and Fee Revenue Bonds (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,000,000	$1,004,650
Jefferson County AL Sewer Revenue Warrants CAB Senior Lien Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2027	920,000	523,259
Selma AL Industrial Development Board Revenue Gulf Opportunity Zone Series A (Industrial Development Revenue)	6.25	11-1-2033	610,000	722,691
				2,250,600

Arizona : 4.05%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	250,000	267,768
Phoenix AZ IDA Guam Facilities Foundation Incorporate Project (Lease Revenue)	5.00	2-1-2018	1,000,000	1,056,690
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	200,000	209,626
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	500,000	568,855
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	500,000	501,980
Pima County AZ IDA Refunding Bond Desert Heights Charter School Facility (Education Revenue)	6.00	5-1-2024	635,000	666,217
Salt Verde AZ Financial Corporation (Utilities Revenue, Citibank NA Guaranty Agreement)	5.00	12-1-2032	1,000,000	1,156,150
				4,427,286

California : 7.47%
Anaheim CA PFA Series A (Lease Revenue)	5.00	5-1-2046	500,000	571,680
California CDA California Baptist University Series B (Education Revenue) 144A	5.75	11-1-2017	130,000	136,638
California HFA Home Mortgage Series G (Housing Revenue)	4.95	8-1-2023	750,000	775,620
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	250,000	289,980
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.88	10-1-2044	1,000,000	1,026,350
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	1,000,000	1,109,500
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Sub Series D (Health Revenue, Jewish Home Foundation Guaranty Agreement)	4.75	8-1-2020	1,000,000	1,005,870
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	500,000	499,940
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	4.75	8-1-2019	225,000	239,402
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	100,000	108,264
Lake Elsinore CA Unified School District TRAN Series B (Miscellaneous Revenue)	4.50	9-30-2015	500,000	502,475
San Gorgonio CA Memorial Healthcare District (GO)	5.50	8-1-2027	750,000	896,003
Tahoe Forest CA Hospital District (Health Revenue)	5.00	7-1-2036	1,000,000	1,009,580
				8,171,302

Colorado : 2.61%
Colorado E-470 Public Highway Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2027	500,000	334,240
Colorado ECFA Refunding Bond Charter School Skyview Academy Project (Education Revenue) 144A	5.13	7-1-2034	750,000	796,470
Colorado ECFA Refunding Bond Charter School University Lab Building Corporation (Education Revenue) 144A	2.50	12-15-2019	500,000	501,760

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75%	1-1-2044	$500,000	$541,835
Public Authority for Colorado Energy Natural Gas Purchase (Utilities Revenue, Merrill Lynch & Company Guaranty Agreement)	6.50	11-15-2038	500,000	687,015
				2,861,320

Delaware : 0.92%
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	1,000,000	1,005,590

District of Columbia : 0.40%
District of Columbia Tobacco Settlement Financing Corporation (Tobacco Revenue)	6.75	5-15-2040	435,000	435,061

Florida : 5.74%
Crossings At Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	4.00	5-1-2024	1,000,000	1,013,680
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	250,000	285,473
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	250,658
Lakewood Ranch Florida Stewardship Special Assessment Lakewood Center North Project (Miscellaneous Revenue)	4.25	5-1-2025	1,000,000	988,660
Marshall Creek Florida Community Development District Special Assessment Series A (Miscellaneous Revenue)	3.50	5-1-2020	1,445,000	1,443,642
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	500,000	537,015
Trout Creek Florida Community Development District (Miscellaneous Revenue)	4.88	5-1-2025	1,000,000	1,001,140
Village Community Development District 11 Florida Special Assessment (Miscellaneous Revenue)	3.25	5-1-2019	750,000	756,278
				6,276,546

Georgia : 1.69%
Cobb County GA Development Authority Student Housing Refunding Bond Kennesaw State University Foundation Project Series C (Housing Revenue)	5.00	7-15-2028	800,000	868,136
Georgia Road & Tollway Authority Convertible CAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A±	0.00	6-1-2049	1,000,000	544,500
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2027	360,000	435,830
				1,848,466

Guam : 0.63%
Guam Department of Education John F. Kennedy High School Project Series A Certificate of Participation (Education Revenue)	5.50	12-1-2015	380,000	384,617
Guam International Airport Authority Series C (Airport Revenue)	6.38	10-1-2043	260,000	309,075
				693,692

Idaho : 0.43%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	200,000	212,048
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	250,000	263,590
				475,638

2

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois : 13.40%
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00%	12-1-2024	$1,000,000	$664,330
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2028	1,000,000	521,220
Chicago IL Board of Education Refunding Bond Series A (GO) ±	4.02	3-1-2032	1,000,000	1,006,080
Chicago IL Board of Education Series A (GO, National Insured)	5.00	12-1-2021	250,000	250,988
Chicago IL O’Hare International Airport Revenue Series B (Airport Revenue)	6.00	1-1-2041	150,000	177,245
Chicago IL Series A (GO)	5.00	1-1-2033	310,000	312,982
Chicago IL Series A (GO)	5.25	1-1-2023	500,000	517,540
Chicago IL Series C (GO)	5.00	1-1-2034	700,000	703,507
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	1,000,000	1,135,250
Chicago IL Wastewater Transmission Refunding Bond Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	500,000	527,875
Chicago IL Water Revenue Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	500,000	525,965
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO, AGM Insured) ¤	0.00	12-1-2025	1,080,000	706,568
Illinois (GO)	5.50	7-1-2025	250,000	287,478
lIlinois (GO, Build America Mutual Assurance Company Insured)	5.50	7-1-2025	525,000	608,832
Illinois Finance Authority Charter Schools Refunding Bond Series A (Education Revenue)	6.88	10-1-2031	750,000	856,133
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School (Miscellaneous Revenue)	6.00	2-1-2034	680,000	712,688
Illinois Series A (GO, AGM Insured)	5.00	4-1-2024	500,000	567,805
Kane Cook & DuPage Counties IL School District #46 Elgin Refunding Bond Series D (GO)	5.00	1-1-2035	1,900,000	2,156,025
Lake County IL Community Unit School District #187 North Chicago Series A (GO, AGM Insured) ¤	0.00	1-1-2023	590,000	444,754
McHenry County IL Community Unit School District #12 Johnsburg (GO, Build America Mutual Assurance Company Insured)	5.00	1-1-2033	1,500,000	1,673,925
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	85,000	81,758
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13	8-15-2023	250,000	227,323
				14,666,271

Indiana : 1.48%
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2040	1,000,000	1,106,340
Indiana Finance Authority AMT I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	250,000	279,093
Valparaiso IN Pratt Paper LLC Project (Industrial Development Revenue)	5.88	1-1-2024	200,000	232,088
				1,617,521

Iowa : 0.91%
Coralville IA Certificate of Participation Series D (Lease Revenue)	5.25	6-1-2026	1,000,000	1,001,070

Kansas : 0.46%
Kansas Independent College Finance Authority RAN Ottawa University Series C (Education Revenue)	4.60	5-1-2015	500,000	500,275

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Louisiana : 2.22%
Louisiana Public Facilities Authority Dock & Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50%	7-1-2036	$250,000	$281,495
New Orleans LA Aviation Board AMT Series B (Airport Revenue)	5.00	1-1-2034	1,000,000	1,118,570
Saint Tammany LA Public Trust Financing Authority Refunding Bond Christwood Project (Health Revenue)	4.00	11-15-2016	500,000	513,770
Saint Tammany LA Public Trust Financing Authority Refunding Bond Christwood Project (Health Revenue)	4.00	11-15-2017	500,000	514,035
				2,427,870

Michigan : 9.80%
Detroit MI Distribution of State Aid (GO)	4.50	11-1-2023	275,000	297,644
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	285,000	207,471
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2021	170,000	116,139
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2024	20,000	11,028
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2025	470,000	241,810
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2018	1,000,000	1,004,780
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	250,000	252,123
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D4 (Water & Sewer Revenue)	5.00	7-1-2031	1,015,000	1,115,840
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	1,000,000	1,097,710
Michigan Finance Authority Refunding Notes Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	1,000,000	1,087,100
Michigan Finance Authority Refunding Notes Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2020	1,000,000	1,109,420
Michigan Municipal Bond Authority CAB Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	300,000	285,435
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	950,000	962,179
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	225,000	227,738
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	200,000	130,000
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy (Education Revenue)	7.00	10-1-2036	322,500	336,048
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	1,000,000	1,018,380
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	250,000	253,443
Wayne Charter County MI Building Improvement Series A (GO)	6.75	11-1-2039	980,000	968,465
				10,722,753

Minnesota : 0.70%
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.70	8-1-2026	335,000	347,073
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.80	8-1-2027	400,000	415,220
				762,293

Nevada : 0.14%
Henderson NV RDA Series A (Tax Revenue, Ambac Insured)	5.13	10-1-2022	150,000	150,137

New Hampshire : 2.60%
New Hampshire Business Finance Authority Casella Waste System Incorporated Project (Resource Recovery Revenue) 144A±	4.00	4-1-2029	1,000,000	1,011,920

4

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Hampshire (continued)
New Hampshire Business Finance Authority Refunding Bond Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00%	1-1-2030	$1,615,000	$1,836,449
				2,848,369

New Jersey : 3.43%
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	200,000	225,722
Gloucester County NJ PCFA AMT Keystone Urban Renewal LP Logan Project Series A (Resource Recovery Revenue)	5.00	12-1-2024	500,000	567,135
New Jersey EDA Continental Airlines Incorporated Project (Industrial Development Revenue)	5.25	9-15-2029	250,000	273,685
New Jersey EDA Special Facility Revenue Continental Airlines Incorporated Project (Industrial Development Revenue)	4.88	9-15-2019	500,000	526,650
New Jersey TTFA Series D (Transportation Revenue)	5.00	6-15-2032	2,000,000	2,161,120
				3,754,312

New York : 6.53%
Green Island NY Power Authority Power System (Utilities Revenue)	6.00	12-15-2020	1,035,000	1,042,856
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	1,000,000	1,140,850
Metropolitan Transportation Authority New York Series D (Transportation Revenue)	5.25	11-15-2044	2,000,000	2,333,570
New York NY Housing Development Corporation Mortgage Refunding Bond 8 Spruce Street Class F (Housing Revenue)	4.50	2-15-2048	1,000,000	1,021,320
New York NY American Airlines John F. Kennedy International Airport IDA (Industrial Development Revenue, American Airlines Group Guaranty Agreement) ±	7.63	8-1-2025	300,000	326,517
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	1,000,000	1,000,140
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	250,000	278,545
				7,143,798

Ohio : 2.44%
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	500,000	545,435
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	1,000,000	1,042,400
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Lease Revenue)	5.75	12-1-2027	1,000,000	1,081,440
				2,669,275

Oklahoma : 0.58%
Cherokee Nation of Oklahoma Health Care System Series 2006 (Health Revenue, ACA Insured) 144A	4.60	12-1-2021	615,000	633,013

Oregon : 0.55%
Multnomah County OR Hospital Facilities Authority Refunding Bond Mirabella South Waterfront Project Series A (Health Revenue)	5.00	10-1-2019	555,000	604,817

Pennsylvania : 2.97%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	190,000	196,696
Allegheny County PA RDA Pittsburgh Mills Project (Tax Revenue)	5.60	7-1-2023	500,000	507,110
Chester County PA Health and Education Facilities Immaculata University Project (Education Revenue)	5.50	10-15-2025	1,000,000	1,027,100

5

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)	5.00%	7-1-2029	$500,000	$550,910
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	375,000	418,275
Philadelphia PA State Public School Building Authority School District Project (Miscellaneous Revenue)	5.00	4-1-2028	500,000	554,805
				3,254,896

Puerto Rico : 6.47%
Commonwealth of Puerto Rico (Miscellaneous Revenue, AGM Insured)	5.50	7-1-2015	50,000	50,425
Commonwealth of Puerto Rico (Tax Revenue, National Insured)	6.00	7-1-2016	150,000	153,797
Commonwealth of Puerto Rico CAB (Miscellaneous Revenue, National Insured) ¤	0.00	7-1-2015	490,000	484,130
Commonwealth of Puerto Rico Government Development Bank Refunding Bond (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	100,000	100,156
Commonwealth of Puerto Rico Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	725,000	741,465
Puerto Rico Electric Power Authority Refunding Bond Series JJ (Utilities Revenue, National Insured)	5.25	7-1-2015	275,000	276,947
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2015	580,000	584,466
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, AGM Insured)	5.50	7-1-2015	50,000	50,378
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	350,000	361,470
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	700,000	722,344
Puerto Rico Electric Power Authority Refunding Bond Series MM (Utilities Revenue, National Insured)	5.00	7-1-2016	50,000	51,334
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2016	730,000	743,688
Puerto Rico Highway & Transportation Authority Refunding Bond Series Z (Tax Revenue, National Insured)	6.25	7-1-2015	200,000	200,228
Puerto Rico Highway & Transportation Authority Series A (Tax Revenue, Ambac Insured) ¤	0.00	7-1-2017	1,000,000	896,800
Puerto Rico Highway & Transportation Authority Series X (Tax Revenue, AGM Insured)	5.50	7-1-2015	50,000	50,368
Puerto Rico Highway & Transportation Authority Series Y (Tax Revenue, AGM Insured) ±	6.25	7-1-2021	1,000,000	1,097,190
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Refunding Bond International American University Project (Education Revenue)	5.00	10-1-2016	500,000	513,820
				7,079,006

Rhode Island : 0.12%
Rhode Island Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	6.00	6-1-2023	135,000	135,406

South Carolina : 2.67%
Connector 2000 Association Incorporated SC CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	152,230	115,619
Jasper County SC School Project (Miscellaneous Revenue)	4.00	4-1-2020	390,000	407,016
Jasper County SC School Project (Miscellaneous Revenue)	4.00	4-1-2021	300,000	300,000
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2031	215,000	227,098
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	200,000	210,784
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	500,000	556,195

6

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)
South Carolina Public Service Authority Revenue Series A (Utilities Revenue)	5.00%	12-1-2050	$1,000,000	$1,107,480
				2,924,192

Tennessee : 0.12%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2022	120,000	136,480

Texas : 5.73%
Arlington TX Higher Education Finance Corporation Universal Academy Series A (Education Revenue)	7.00	3-1-2034	320,000	339,786
Dallas-Fort Worth TX International Airport Facilities Series 2001-A1 (Industrial Development Revenue)	6.15	1-1-2016	1,000,000	1,004,830
Hackberry TX Special Assessment Revenue Public Improvement District #3 Phase #13 (Water & Sewer Revenue)	6.00	9-1-2026	225,000	230,801
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Project Tarleton State University Series A (Education Revenue) %%	5.00	4-1-2035	1,800,000	1,959,552
New Hope TX Cultural Education Facilities Finance Corporation Retirement Facilities Wesleyan Homes Incorporated Project (Health Revenue)	4.00	1-1-2016	220,000	222,906
New Hope TX Cultural Education Facilities Finance Corporation Retirement Facilities Wesleyan Homes Incorporated Project (Health Revenue)	4.00	1-1-2017	515,000	524,759
New Hope TX Cultural Education Facilities Finance Corporation Retirement Facilities Wesleyan Homes Incorporated Project (Health Revenue)	4.00	1-1-2018	535,000	545,031
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2027	190,000	230,770
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series A (Utilities Revenue)	5.25	12-15-2018	120,000	134,233
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2028	735,000	823,082
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	200,000	249,568
				6,265,318

Vermont : 1.02%
Burlington VT Airport Refunding Bond Series A (Airport Revenue, AGM Insured)	5.00	7-1-2030	1,000,000	1,116,770

Washington : 2.19%
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project (Health Revenue)	5.25	12-1-2025	250,000	274,533
Washington HCFR Catholic Health Series B (Health Revenue, JPMorgan Chase & Company SPA) ø	0.11	3-1-2032	2,120,000	2,120,000
				2,394,533

West Virginia : 0.26%
West Virginia Hospital Finance Authority (Health Revenue)	6.25	10-1-2023	270,000	286,446

Wisconsin : 2.46%
Warrens WI CDA (Lease Revenue)	4.90	11-1-2015	250,000	190,125
Wisconsin Center District Refunding Bond Junior Dedicated Series A (Tax Revenue)	5.00	12-15-2028	1,000,000	1,125,870
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A (Education Revenue)	4.13	10-1-2024	325,000	331,305
Wisconsin PFA Coral Academy Science Las Vegas Series A (Education Revenue)	5.00	7-1-2024	500,000	538,710

7

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Wisconsin PFA Senior Living 50 Rose Villa Project Series B-3 (Health Revenue)		3.75%	11-15-2019	$500,000	$505,085
					2,691,095

Wyoming : 0.49%
Sweetwater County WY Solid Waste Disposal Refunding Bond FMC Corporation Project (Industrial Development Revenue)		5.60	12-1-2035	525,000	539,821

Total Municipal Obligations (Cost $102,173,108)					104,771,238

		Yield		Shares
Short-Term Investments : 6.11%
Investment Companies: 6.02%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class ##(l)(u)		0.01		6,581,134	6,581,134

				Principal
U.S. Treasury Securities : 0.09%
U.S. Treasury Bill #(z)		0.02	6-18-2015	$100,000	99,996

Total Short-Term Investments (Cost $6,681,126)					6,681,130

Total investments in securities (Cost $108,854,234)*	101.85%				111,452,368
Other assets and liabilities, net	(1.85)				(2,025,641)

Total net assets	100.00%				$109,426,727

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $108,854,234 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,752,063
Gross unrealized losses	(153,929)

Net unrealized gains	$2,598,134

Abbreviations:
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority

8

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

HCFR	Healthcare facilities revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LLC	Limited liability company
LP	Limited partnership
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
Radian	Radian Asset Assurance
RAN	Revenue anticipation notes
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TRAN	Tax revenue anticipation notes
TTFA	Transportation Trust Fund Authority

9

Wells Fargo Advantage High Yield Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$104,771,238	$0	$104,771,238
Short-term investments
Investment companies	6,581,134	0	0	6,581,134
U.S. Treasury securities	99,996	0	0	99,996

Total assets	$6,681,130	$104,771,238	$0	$111,452,368

Liabilities
Futures contracts	$8,531	$0	$0	$8,531

Total liabilities	$0	$0	$0	$8,531

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended March 31, 2015, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At March 31, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2015	Unrealized losses
6-19-2015	JPMorgan	21 Short	U.S. Treasury Bonds	$3,441,375	$(40,147)

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.11%
Alabama : 0.35%
Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12-1-2017	$2,640,000	$2,933,146
Jefferson County AL Warrants Series A (GO)	4.90	4-1-2021	3,910,000	4,223,035
Mobile County AL Board of School Commissioners Series 2012 (Tax Revenue)	5.00	3-1-2032	1,000,000	1,122,070
				8,278,251

Alaska : 1.95%
Alaska Energy Authority Bradley Lake Fourth Series (Utilities Revenue, AGM Insured)	6.00	7-1-2015	350,000	355,051
Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.09	12-1-2041	10,400,000	10,400,000
Alaska Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.08	12-1-2041	31,920,000	31,920,000
Alaska Railroad Corporation Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2020	3,245,000	3,535,071
				46,210,122

Arizona : 1.31%
Arizona Sports & Tourism Authority Series A (Tax Revenue)	4.00	7-1-2020	1,365,000	1,487,591
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2021	795,000	915,792
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2022	1,000,000	1,161,940
Greater Arizona Development Authority Infrastructure Pinal County Road Project Series 1 (Miscellaneous Revenue, National Insured)	4.50	8-1-2023	2,755,000	2,906,470
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2024	1,575,000	1,749,573
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2025	1,270,000	1,410,526
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2027	420,000	481,753
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2029	960,000	1,135,008
Phoenix AZ Civic Improvement Corporation Series A (Airport Revenue)	5.00	7-1-2029	5,000,000	5,729,150
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	5,000,000	5,017,450
Pima County AZ IDA Series A (Education Revenue)	7.00	7-1-2021	775,000	777,209
Pinal County AZ Electrical District # 4 (Utilities Revenue)	4.75	12-1-2015	315,000	323,867
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2027	450,000	528,768
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2028	700,000	813,862
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2030	1,195,000	1,374,250
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2034	3,680,000	4,175,034
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,000,000	1,131,960
				31,120,203

California : 10.85%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	5,570,000	5,237,750
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	2,500,000	2,862,825
Bay Area CA Toll Authority Toll Bridge Revenue Series A (Transportation Revenue) ±	1.27	4-1-2036	20,000,000	20,517,400
California (GO)	5.25	3-1-2024	5,000,000	5,890,650
California (GO)	5.25	3-1-2030	1,440,000	1,678,637
California (GO)	6.00	3-1-2033	2,510,000	3,050,027
California Municipal Finance Authority (Utilities Revenue)	5.00	10-1-2025	1,500,000	1,909,605
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	2,285,000	2,529,906

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25%	4-1-2034	$2,750,000	$3,283,968
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	14,852,188
California Public Works Board University of California Institute Project C (Miscellaneous Revenue)	5.00	4-1-2030	1,350,000	1,350,000
California Public Works Board University of California Research Project Series L (Education Revenue, National Insured)	5.25	11-1-2028	1,890,000	1,945,793
California Public Works Board Various Judicial Council Project Series D (Miscellaneous Revenue)	5.25	12-1-2026	1,000,000	1,215,210
California Statewide CDA Series A (Education Revenue)	6.90	8-1-2031	1,915,000	2,213,357
California Statewide CDA Series C (Health Revenue)	5.25	8-15-2031	3,000,000	3,513,930
California Various Purposes (GO)	6.00	4-1-2038	8,055,000	9,574,495
Cerritos CA Community College District Series D (GO) ¤	0.00	8-1-2025	1,800,000	1,322,244
Compton CA Community College District Election of 2002 CAB Series C (GO) ¤	0.00	8-1-2029	1,565,000	828,151
Compton CA Community College District Series C (GO) ¤	0.00	8-1-2031	2,400,000	1,143,672
Deutsche Bank SPEAR/LIFER Trust Series DBE 1377 (GO, AGM/FGIC Insured, Deutsche Bank LIQ) 144A±	0.22	8-1-2033	10,000,000	10,000,000
Emery CA Unified School District Election of 2010 Series A (GO, AGM Insured)	6.25	8-1-2031	4,500,000	5,638,050
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Tobacco Revenue, AGM Insured) ¤	0.00	6-1-2026	7,500,000	5,383,875
Los Angeles CA Metropolitan Transportation Authority Prerefunded Balance (Tax Revenue, Ambac Insured)	5.00	7-1-2035	1,380,000	1,396,615
Los Angeles CA Metropolitan Transportation Authority Unrefunded Balance (Tax Revenue, Ambac Insured)	5.00	7-1-2035	270,000	273,270
Los Angeles CA Schools Regionalized Business Services Project Series A (Miscellaneous Revenue, Ambac Insured) ¤	0.00	8-1-2015	1,100,000	1,097,206
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	2,000,000	2,829,740
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	7.00	11-1-2034	5,000,000	7,074,350
Merrill Lynch PFOTER Series PT-4211 (GO, Dexia Credit Local SPA) 144Aø	0.20	2-1-2025	6,155,000	6,155,000
Montebello CA Unified School District (GO)	5.00	8-1-2032	2,015,000	2,324,363
Montebello CA Unified School District (GO)	5.00	8-1-2033	2,675,000	3,073,495
New Haven CA Unified School District CAB Project (GO, AGM Insured) ¤	0.00	8-1-2033	5,590,000	2,753,466
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.89	7-1-2027	10,000,000	9,154,500
Northern California Power Agency Series A (Utilities Revenue)	5.25	8-1-2023	5,150,000	5,889,643
Northern Humboldt CA High School District Election of 2010 Series A (GO)	6.50	8-1-2034	1,145,000	1,468,886
Oakland CA Unified School District Alameda County Election of 2006 Project Series A (GO)	6.50	8-1-2020	1,730,000	2,063,042
Oakland CA Unified School District Alameda County Election of 2012 (GO)	6.25	8-1-2028	2,000,000	2,415,120
Oakland CA Unified School District Alameda County Election of 2012 (GO)	6.25	8-1-2030	2,000,000	2,423,560
Oakland CA Unified School District Alameda County Series A (GO)	6.25	8-1-2019	1,285,000	1,506,174
Oxnard CA School District Series A (GO, National Insured)	5.75	8-1-2030	1,825,000	2,264,570
Pasadena CA PFA Rose Bowl Renovation Series A (Miscellaneous Revenue)	5.00	3-1-2021	1,655,000	1,946,280
Patterson CA Unified School District CAB Election of 2008 Project Series B (GO, AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,407,720
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2023	3,045,000	3,708,627
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2024	3,000,000	3,639,840
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	2,700,000	3,205,170
Rio Hondo CA Community College District (GO) ¤	0.00	8-1-2030	2,315,000	1,333,486
Sacramento CA Municipal Utility District Series B (Utilities Revenue)	5.00	8-15-2030	1,075,000	1,262,652
Sacramento County CA Airport Systems (Airport Revenue)	5.00	7-1-2025	2,000,000	2,319,760
San Diego CA Community College District Election of 2012 (GO)	5.00	8-1-2032	3,095,000	3,640,587
San Diego CA Unified School District Election of 1998 Series E-2 (GO, AGM Insured)	5.50	7-1-2027	5,000,000	6,574,300
San Gorgonio CA Memorial Healthcare District (GO)	7.00	8-1-2029	2,000,000	2,295,020
San Jose CA Libraries & Parks Project (GO)	5.13	9-1-2031	6,110,000	6,135,784
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue)	5.50	8-1-2030	1,355,000	1,512,966

2

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Santa Ana CA Financing Authority Police Administration and Holding Facilities Prerefunded Balance (Miscellaneous Revenue, National Insured)	6.25%	7-1-2019	$500,000	$601,310
Santa Ana CA Financing Authority Police Administration and Holding Facilities Unrefunded Balance (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	592,430
Southern California Public Power Authority Milford Wind Corridor Project # 1 (Utilities Revenue)	5.00	7-1-2024	5,000,000	5,882,200
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	3,280,000	3,895,754
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	7-1-2024	2,000,000	2,309,960
Sylvan CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,332,633
Sylvan CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,376,228
Tustin CA Unified School District #88-1 Election of 2008 Series B (GO)	6.00	8-1-2036	2,500,000	3,095,225
University of California Limited Project Series G (Health Revenue)	5.25	5-15-2030	15,000,000	18,149,700
University of California Series G (Education Revenue)	5.00	5-15-2037	10,390,000	11,899,667
University of California Series Q (Education Revenue)	5.25	5-15-2024	2,155,000	2,386,081
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2016	300,000	314,328
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2018	445,000	487,676
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2019	905,000	1,009,582
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2020	1,300,000	1,388,621
Washington Township CA Health Care District Series A (Health Revenue)	5.13	7-1-2017	260,000	280,228
West Contra Costa CA University (GO, AGM Insured) ¤	0.00	8-1-2026	4,620,000	3,170,752
				257,259,300

Colorado : 0.04%
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	570,000	607,153
North Range CO Metropolitan District # 1 (GO, ACA Insured)	5.00	12-15-2015	250,000	253,313
				860,466

Connecticut : 1.10%
Connecticut Economic Recovery Notes Series A-1 (GO) ø	0.22	7-1-2016	2,500,000	2,500,000
Connecticut Series A (Miscellaneous Revenue) ±	0.87	3-1-2022	3,000,000	3,031,410
Connecticut Series A (Miscellaneous Revenue) ±	0.92	3-1-2023	3,000,000	3,022,620
Connecticut Series A (Miscellaneous Revenue) ±	0.97	3-1-2024	5,500,000	5,531,130
Connecticut Series A (Miscellaneous Revenue) ±	1.12	4-15-2019	2,300,000	2,360,352
Connecticut Series A (GO) ±	1.27	4-15-2020	3,300,000	3,379,035
Hamden CT (GO)	4.00	8-15-2020	1,235,000	1,339,728
Hamden CT (GO)	4.00	8-15-2021	1,235,000	1,342,581
Hamden CT (GO, Build America Mutual Assurance Company Insured)	4.00	8-15-2022	300,000	336,678
Hamden CT (GO, AGM Insured)	5.00	8-15-2021	1,000,000	1,169,780
Hamden CT (GO, AGM Insured)	5.00	8-15-2022	1,000,000	1,181,770
Hamden CT (GO, Build America Mutual Assurance Company Insured)	5.00	8-15-2025	300,000	350,430
Hamden CT (GO, Build America Mutual Assurance Company Insured)	5.00	8-15-2026	500,000	579,805
				26,125,319

Delaware : 0.08%
Delaware EDA Odyssey Charter School Project Series B (Education Revenue) 144A	6.75	9-1-2035	2,000,000	2,011,320
District of Columbia : 0.84%
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2023	1,000,000	1,195,790
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2025	3,520,000	4,191,898

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
District of Columbia (continued)
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.25%	12-1-2025	$2,630,000	$3,106,398
District of Columbia Howard University Series A (Education Revenue)	5.75	10-1-2026	2,510,000	2,841,169
District of Columbia Medical Association of Colleges Series B (Miscellaneous Revenue)	5.00	10-1-2024	3,095,000	3,556,526
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	11-1-2042	5,000,000	5,000,000
				19,891,781

Florida : 4.30%
Boynton Beach FL Utilities Systems (Water & Sewer Revenue, National Insured)	5.50	11-1-2016	1,500,000	1,596,660
Broward County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	7-1-2025	7,090,000	8,623,000
Broward County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	7-1-2030	2,000,000	2,331,400
Broward County FL School Board Certificate of Participation Series B (Miscellaneous Revenue)	5.00	7-1-2032	2,000,000	2,318,080
Cityplace Florida Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2021	2,945,000	3,306,911
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2022	2,205,000	2,648,183
Florida Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	5.00	9-15-2020	2,225,000	2,338,609
Florida HEFAR (Education Revenue)	4.00	4-1-2021	1,000,000	1,084,570
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2017	1,665,000	1,826,405
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2016	1,000,000	1,049,300
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	1,000,000	1,072,330
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.10	12-1-2020	3,000,000	3,166,110
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.20	12-1-2020	3,290,000	3,548,956
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±	4.75	12-1-2015	125,000	125,361
Miami FL HFA Jewish Home & Hospital Project (Health Revenue, SunTrust Bank LOC) ø	0.22	8-1-2026	7,350,000	7,350,000
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,000,000	1,044,800
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2019	3,440,000	3,795,455
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2020	3,600,000	4,005,972
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	4-1-2021	2,485,000	2,766,252
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,525,180
Miami-Dade County FL School Board Certificate of Participation Series D (Miscellaneous Revenue)	5.00	11-1-2027	6,600,000	7,729,062
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2023	700,000	829,780
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10-1-2024	2,950,000	3,301,670
Miami-Dade County FL Water & Sewer Series C (Water & Sewer Revenue)	5.25	10-1-2022	3,000,000	3,403,980
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	5.00	10-1-2015	930,000	948,433
Orange County FL IDA Various Central Florida Kidney Centers (Industrial Development Revenue, SunTrust Bank LOC) ø	0.22	12-1-2020	2,250,000	2,250,000
Orange County FL School Board Certificates Partner Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2016	1,000,000	1,061,120
Orlando FL Capital Improvement Special Revenue Bonds Series B (Miscellaneous Revenue)	5.00	10-1-2031	2,835,000	3,308,332
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.28	8-1-2029	10,000,000	10,000,000
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, Ambac Insured) ±	5.35	3-15-2042	5,260,000	5,901,247
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	2,500,000	2,685,075

4

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00%	10-1-2016	$1,015,000	$1,072,165
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2017	900,000	976,653
University of South Florida Financing Corporation Certificate of Participation Master Lease Series A (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2018	1,000,000	1,008,650
				101,999,701

Georgia : 0.57%
Georgia Municipal Electric Authority Power Revenue Unrefunded Balance (Utilities Revenue, National Insured)	6.50	1-1-2017	20,000	21,164
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2017	2,500,000	2,756,400
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2019	5,000,000	5,757,550
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	1,000,000	1,180,600
Private Colleges & Universities Authority of Georgia Series A (Education Revenue)	5.00	10-1-2021	3,330,000	3,877,052
				13,592,766

Guam : 0.45%
Guam Education Financing Foundation Certificate of Participation Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2015	1,000,000	1,021,370
Guam Education Financing Foundation Certificate of Participation Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2017	2,195,000	2,303,499
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2028	1,000,000	1,140,850
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2020	350,000	402,836
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	2,500,000	2,845,575
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2022	1,000,000	1,185,020
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2023	1,500,000	1,796,985
				10,696,135

Illinois : 21.22%
Bolingbrook Will & DuPage Counties IL Series A (GO, AGM Insured)	5.00	1-1-2022	1,000,000	1,168,560
Bolingbrook Will & DuPage Counties IL Series A (GO, AGM Insured)	5.00	1-1-2023	650,000	766,324
Bolingbrook Will & DuPage Counties IL Series A (GO, AGM Insured)	5.00	1-1-2024	700,000	830,095
Bolingbrook Will & DuPage Counties IL Series A (GO, AGM Insured)	5.00	1-1-2032	1,400,000	1,588,230
Champaign & Coles Counties IL Community College District # 505 Series A (GO)	4.00	12-1-2018	1,015,000	1,108,654
Chicago IL Board of Education (GO)	5.00	12-1-2031	4,860,000	4,902,622
Chicago IL Board of Education (GO, National/FGIC Insured)	5.25	12-1-2023	5,125,000	5,757,271
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2024	7,750,000	5,148,558
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2022	20,000,000	14,926,200
Chicago IL Board of Education School Reform Board Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	1,000,000	786,030
Chicago IL Board of Education Series A3 (GO) ±	0.85	3-1-2036	10,000,000	9,137,200
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2021	7,760,000	7,966,338
Chicago IL Board of Education Series C (GO)	5.25	12-1-2023	9,980,000	10,362,933
Chicago IL CAB Project (GO, National Insured)	5.44	1-1-2018	1,725,000	1,800,779
Chicago IL Metropolitan Reclamation Series B (GO)	5.00	12-1-2025	2,500,000	2,925,150
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.00	1-1-2033	1,000,000	1,082,650
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2030	2,610,000	2,993,774
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2031	3,335,000	3,819,175
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	8,755,000	10,068,600
Chicago IL O’Hare International Airport Third Lien Series C (Airport Revenue, AGM Insured)	5.25	1-1-2025	4,075,000	4,652,265

5

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL O’Hare International Airport Third Lien Series F (Airport Revenue)	4.25%	1-1-2021	$735,000	$814,137
Chicago IL Park District Series A (GO)	5.00	1-1-2033	4,500,000	4,946,985
Chicago IL Park District Series A (GO)	5.00	1-1-2036	2,000,000	2,167,600
Chicago IL Park District Series C (GO)	5.00	1-1-2026	1,395,000	1,567,896
Chicago IL Public Building Commission School Reform (Miscellaneous Revenue, National Insured)	5.25	12-1-2017	3,555,000	3,868,764
Chicago IL Refunding Bond (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.22	1-1-2034	30,000,000	30,000,000
Chicago IL Refunding Bond Series A (GO)	5.00	1-1-2027	1,700,000	1,778,336
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2029	1,490,000	1,668,219
Chicago IL Series A (GO, Ambac Insured)	5.00	1-1-2019	2,500,000	2,600,150
Chicago IL Series A (GO)	5.25	1-1-2022	3,820,000	3,986,476
Chicago IL Series A (GO)	5.25	1-1-2023	4,475,000	4,631,983
Chicago IL Series A (GO)	5.25	1-1-2028	1,750,000	1,784,370
Chicago IL Series A (GO, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	5,750,000	5,959,300
Chicago IL Series A Prerefunded Balance (GO, National Insured)	5.65	1-1-2028	555,000	583,111
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2024	1,300,000	1,315,314
Chicago IL Series C (GO)	4.00	1-1-2020	1,505,000	1,558,954
Chicago IL Series C (GO)	5.00	1-1-2024	3,695,000	3,820,963
Chicago IL Series G (GO, Ambac Insured)	5.00	12-1-2024	16,865,000	17,496,257
Chicago IL Series J (GO, Ambac Insured)	5.00	12-1-2023	365,000	379,293
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGM Insured)	5.25	6-1-2022	500,000	557,190
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5309-A (Transportation Revenue, AGM Insured)	6.00	6-1-2024	2,000,000	2,312,900
Chicago IL Transit Authority Sales Tax Receipts (Tax Revenue)	5.25	12-1-2027	2,600,000	2,973,776
Chicago IL WasteWater Transmission Refunding Bond Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	2,000,000	2,111,500
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2022	1,340,000	1,540,558
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2023	1,935,000	2,210,428
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2024	2,000,000	2,270,140
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2029	4,060,000	4,469,248
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2030	4,000,000	4,387,960
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2032	1,000,000	1,107,400
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2033	1,000,000	1,105,810
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2034	1,000,000	1,103,440
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2022	1,730,000	2,041,417
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2023	1,155,000	1,352,424
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2026	2,000,000	2,288,880
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2028	3,000,000	3,374,190
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2031	5,000,000	5,562,450
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2033	1,000,000	1,122,070
Chicago IL Water Revenue Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	10,000,000	10,519,300
Cook County IL Community College District #508 (GO)	5.25	12-1-2025	1,250,000	1,509,363
Cook County IL Community College District #508 (GO)	5.25	12-1-2027	1,295,000	1,532,762
Cook County IL Community College District #508 (GO)	5.25	12-1-2028	1,250,000	1,466,913
Cook County IL Community College District #508 (GO)	5.25	12-1-2030	3,000,000	3,484,320
Cook County IL Community College District #508 (GO)	5.25	12-1-2031	3,200,000	3,692,928
Cook County IL Series A (GO)	5.25	11-15-2022	7,240,000	8,388,698
Cook County IL Series A (GO)	5.25	11-15-2023	7,680,000	8,898,509
Cook County IL Series A (GO)	5.25	11-15-2024	2,200,000	2,558,512
Cook County IL Series B (GO)	5.00	11-15-2023	600,000	706,326
Cook County IL Series C (GO)	5.00	11-15-2021	1,340,000	1,558,474
Cook County IL Series C (GO)	5.00	11-15-2024	2,175,000	2,527,241
Cook County IL Series C (GO)	5.00	11-15-2025	2,450,000	2,830,314

6

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Deutsche Bank SPEAR/LIFER Trust Series DBE 1360 (GO, AGM Insured, Deutsche Bank LIQ) 144Aø	0.15%	2-1-2039	$25,995,000	$25,995,000
DuPage Cook & Will Counties IL Community College District #502 Series A (GO)	5.00	6-1-2022	2,650,000	3,200,750
DuPage County IL (Transportation Revenue, AGM Insured)	5.00	1-1-2017	2,020,000	2,044,280
DuPage County IL High School District (GO, AGM Insured)	5.00	1-1-2021	1,000,000	1,077,390
Homer Glen Will & Cook Village Counties IL Series A (GO)	4.00	12-1-2019	1,000,000	1,098,880
Homer Glen Will & Cook Village Counties IL Series A (GO)	5.00	12-1-2021	1,015,000	1,157,780
Huntley IL Special Service Area # 9 (Tax Revenue, AGM Insured)	4.60	3-1-2017	620,000	646,059
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	5,565,000	6,377,713
Illinois (GO)	4.75	4-1-2020	2,650,000	2,809,080
Illinois (GO, AGM Insured)	5.00	9-1-2016	585,000	595,144
Illinois (GO, Ambac Insured)	5.00	4-1-2020	3,000,000	3,011,850
Illinois (GO, AGM Insured)	5.00	1-1-2023	2,450,000	2,681,207
Illinois (Tax Revenue)	5.00	6-15-2023	16,050,000	19,433,501
Illinois (Miscellaneous Revenue)	5.00	7-1-2023	5,000,000	5,680,900
Illinois (Miscellaneous Revenue)	5.00	8-1-2024	5,000,000	5,554,000
Illinois (GO, AGM Insured)	5.00	4-1-2026	5,000,000	5,636,550
Illinois Education Facilities Authority (Miscellaneous Revenue) ±	3.40	11-1-2036	1,275,000	1,320,569
Illinois Education Facilities Authority (Education Revenue, Syncora Guarantee Incorporated Insured)	4.75	12-1-2023	1,445,000	1,450,289
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue) ±	4.13	11-1-2036	4,560,000	4,805,830
Illinois Finance Authority DePaul University (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	10-1-2019	5,000	5,120
Illinois Finance Authority DePaul University (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	10-1-2019	1,545,000	1,570,941
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50	4-1-2021	4,275,000	4,652,098
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, National Insured)	5.00	2-1-2023	1,000,000	1,036,210
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, National Insured)	5.25	2-1-2024	2,500,000	2,704,625
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National/FGIC Insured)	5.25	2-1-2023	1,100,000	1,190,497
Illinois Prerefunded Balance (Tax Revenue)	5.00	6-15-2018	175,000	197,251
Illinois Regional Transportation Authority (Tax Revenue, AGM Insured)	5.75	6-1-2018	6,790,000	7,765,655
Illinois Regional Transportation Authority (Tax Revenue, National/FHA Insured)	6.50	7-1-2026	7,815,000	10,489,996
Illinois Sales Tax Revenue Build Illinois (Tax Revenue)	5.00	6-15-2029	1,000,000	1,152,160
Illinois Series A (Tax Revenue)	5.00	6-1-2022	485,000	511,757
Illinois Series A (GO)	5.00	4-1-2023	4,500,000	5,106,060
Illinois Series A (GO, AGM Insured)	5.00	4-1-2024	2,500,000	2,839,025
Illinois Series A (Miscellaneous Revenue, National Insured)	5.25	10-1-2015	1,355,000	1,360,677
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.00	6-15-2028	2,500,000	2,819,700
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2030	4,000,000	4,580,520
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,000,000	3,412,500
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	4,650,000	4,920,630
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	1-1-2026	3,500,000	4,019,750
Illinois Unrefunded Balance (Tax Revenue)	5.00	6-15-2018	825,000	926,376
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,200,000	3,212,640
Kane Cook & DuPage Counties IL School District #46 Prerefunded Balance Series B (GO)	4.50	1-1-2024	1,170,000	1,302,969
Kane Cook & DuPage Counties IL School District #46 Unrefunded Balance Series B (GO)	4.50	1-1-2024	3,100,000	3,452,312
Kane County IL School District #129 (GO, National Insured)	5.00	2-1-2018	1,750,000	1,756,913
Kane McHenry Cook & DeKalb Counties IL Unified School District (GO, Ambac Insured)	5.00	1-1-2024	2,000,000	2,142,760
Kendall Kane & Will Counties IL Unified School District Series A (GO)	5.00	2-1-2023	1,000,000	1,163,710
McHenry & Kane Counties IL Community Consolidated School District #158 (GO)	5.63	1-15-2031	2,000,000	2,362,620
McHenry & Lake Counties IL Community Consolidated School District #26 (GO, AGM Insured)	5.00	2-1-2020	1,455,000	1,655,441
Metropolitan Pier & Exposition Authority Illinois CAB FSA (Tax Revenue, AGM/MBIA Insured) ¤	0.00	6-15-2030	15,000,000	8,056,350

7

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority Illinois Hospitality Facilities PFOTER Series 3554 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.10%	7-1-2026	$12,890,000	$12,890,000
Northern IIlinois Municipal Power Agency Prairie State Project Series A (Utilities Revenue, National Insured)	5.00	1-1-2021	2,740,000	3,024,713
Northern Illinois University (Education Revenue, AGM Insured)	5.00	9-1-2022	1,325,000	1,525,353
Northern Illinois University (Education Revenue, AGM Insured)	5.00	9-1-2024	1,000,000	1,164,160
Northern Illinois University Auxiliary Facilities Revenue (Education Revenue, AGM Insured)	5.00	4-1-2019	1,000,000	1,116,830
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	1,975,000	1,634,964
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2022	3,600,000	3,885,552
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2023	1,560,000	1,681,883
Tazewell County IL School District #51 (GO, National Insured)	9.00	12-1-2017	455,000	542,355
Tazewell County IL School District #51 (GO, National Insured)	9.00	12-1-2018	535,000	669,504
University of Illinois Auxiliary Facilities Systems (Education Revenue) ¤	0.00	4-1-2020	8,270,000	7,398,342
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, Ambac Insured)	5.50	4-1-2024	1,000,000	1,254,190
University of Illinois Board of Trustees Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	2,000,000	2,206,940
Will County IL Community Unified School District CAB (GO, National Insured) ¤	0.00	11-1-2018	9,730,000	9,070,987
				503,294,765

Indiana : 2.14%
Dearborn County IN EDA Hospital Project (Health Revenue, Fifth Third Bank LOC) ø	0.19	4-1-2036	3,915,000	3,915,000
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	4.00	8-1-2017	1,000,000	1,070,640
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	5.00	8-1-2016	1,340,000	1,417,988
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.00	10-15-2017	5,410,000	5,878,506
Indiana Bond Bank Special Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2022	1,545,000	1,826,190
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.25	10-15-2016	600,000	637,506
Indiana Finance Authority Parkview Health System Series A (Health Revenue)	5.50	5-1-2024	4,500,000	5,136,075
Indiana Finance Authority Wastewater Utilities Revenue CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2030	2,315,000	2,733,020
Indiana Finance Authority Wastewater Utilities Revenue CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,035,000	1,215,297
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.73	11-15-2031	15,000,000	15,068,250
Jasper County IN PCR Northern Series A (Industrial Development Revenue, National Insured)	5.60	11-1-2016	5,900,000	6,293,294
Jeffersonville IN Building Corporation First Mortgage Series C (Miscellaneous Revenue)	4.25	8-15-2017	515,000	539,658
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2022	925,000	1,073,167
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2023	665,000	758,672
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2026	750,000	838,688
Mount Vernon IN School Building Corporation Prerefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	265,000	295,189
Mount Vernon IN School Building Corporation Unrefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	735,000	812,675
University of Southern Indiana Student Fee Series J (Education Revenue, AGM Insured)	5.00	10-1-2019	1,000,000	1,145,870
				50,655,685

Iowa : 0.39%
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2017	3,000,000	3,296,340
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2018	5,285,000	5,931,673
				9,228,013

Kansas : 0.06%
Kansas Development Finance Authority Health Facilities (Health Revenue)	5.00	11-15-2021	1,300,000	1,495,494

8

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Kentucky : 0.59%
Kentucky Property & Buildings Commission Series A Project # 95 (GO)	5.00%	8-1-2019	$1,265,000	$1,458,279
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2020	1,000,000	845,170
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2021	2,750,000	2,220,048
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2022	4,320,000	3,304,670
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2025	1,020,000	639,397
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	685,188
University of Kentucky Certificate of Participation Master Street Lease # 4 (Miscellaneous Revenue)	4.45	6-18-2018	4,673,448	4,937,264
				14,090,016

Louisiana : 1.14%
Ascension Parish LA IDA Incorporated (Miscellaneous Revenue)	6.00	7-1-2036	4,000,000	4,374,760
Bossier City LA Utilities Revenue (Water & Sewer Revenue)	5.00	10-1-2037	2,000,000	2,296,440
Louisiana Correctional Facilities Corporation (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2019	1,000,000	1,142,230
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A (Water & Sewer Revenue)	5.00	2-1-2030	1,000,000	1,149,960
Louisiana Local Government Environmental Facilities & CDA Trinity Properties (Housing Revenue, FNMA Insured, FNMA LIQ) ±	4.25	4-15-2039	1,235,000	1,256,044
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2016	100,000	104,635
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2017	150,000	160,878
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.00	7-1-2015	505,000	509,560
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.25	7-1-2017	55,000	58,270
New Orleans LA Public Improvement Series A (GO, Radian Insured)	5.00	12-1-2016	1,365,000	1,457,424
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.50	6-1-2016	690,000	731,959
New Orleans LA Sewer Service (GO, FGIC Insured)	5.50	12-1-2016	1,350,000	1,452,776
St. Bernard Parish LA Sales & Use Tax (Tax Revenue)	4.00	3-1-2023	3,405,000	3,768,143
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (Industrial Development Revenue) ø	0.20	11-1-2040	8,615,000	8,615,000
				27,078,079

Maryland : 0.09%
Maryland CDA Series A-2 (Miscellaneous Revenue)	5.00	6-1-2034	1,400,000	1,592,724
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	500,000	549,815
				2,142,539

Massachusetts : 2.04%
Massachusetts Consolidated Loan Series C (Tax Revenue, AGM Insured)	5.25	8-1-2025	5,000,000	5,525,300
Massachusetts Development Finance Agency Lasell College (Education Revenue)	5.00	7-1-2021	2,820,000	3,202,843
Massachusetts Development Finance Agency Merrimack College Series A (Education Revenue)	5.00	7-1-2021	1,035,000	1,156,499
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.50	4-15-2019	1,350,000	1,490,576
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.55	4-15-2020	615,000	688,966
Massachusetts Educational Financing Authority Issue I (Education Revenue)	5.50	1-1-2018	2,000,000	2,226,720
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	1-1-2017	2,000,000	2,159,360

9

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts (continued)
Massachusetts HEFA Harvard University Series A (Education Revenue)	5.00%	12-15-2029	$1,890,000	$2,201,982
Massachusetts HEFA Various Partners Healthcare Series G-6 (Health Revenue) ±	0.90	7-1-2038	14,000,000	14,006,300
Massachusetts Water Resources Authority Series DCL 005 (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.14	8-1-2025	15,655,000	15,655,000
				48,313,546

Michigan : 4.68%
Clinton MI Township Building Authority (Miscellaneous Revenue, Ambac Insured)	5.50	11-1-2017	4,045,000	4,247,614
Detroit MI City School District Building and Site Improvement Series A (GO, AGM/Qualified School Bond Loan Fund Insured)	5.00	5-1-2019	8,000,000	8,029,600
Detroit MI District Aid (GO)	5.00	11-1-2018	3,000,000	3,304,860
Detroit MI District Aid (GO)	5.00	11-1-2019	1,500,000	1,677,465
Detroit MI District Aid (GO)	5.00	11-1-2020	2,700,000	3,055,617
Eaton Rapids MI Public Schools (GO, Qualified School Bond Loan Fund Insured)	4.00	5-1-2019	1,450,000	1,592,245
Eaton Rapids MI Public Schools (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2022	1,785,000	2,124,525
Flint MI International Academy (Education Revenue)	5.38	10-1-2022	2,270,000	2,330,791
Flint MI International Academy (Education Revenue)	5.50	10-1-2027	1,985,000	2,023,449
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	275,000	282,073
Hazel Park MI School District (GO, AGM/Qualified School Bond Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,352,630
Kent County MI (GO)	5.00	1-1-2025	1,000,000	1,128,310
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2024	1,750,000	2,017,505
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2025	1,750,000	2,017,505
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2026	1,930,000	2,219,268
Michigan Comprehensive Transportation Program (Tax Revenue)	5.25	5-15-2017	2,750,000	2,995,465
Michigan Finance Authority (Miscellaneous Revenue)	5.00	6-1-2020	1,400,000	1,550,472
Michigan Finance Authority (Health Revenue)	5.00	11-15-2023	400,000	463,024
Michigan Finance Authority (Health Revenue)	5.00	11-15-2026	800,000	903,552
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	2,540,000	2,561,565
Michigan Finance Authority Local Government Loan Program Series C (Health Revenue)	5.00	11-1-2022	2,070,000	2,333,056
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	1,000,000	1,153,490
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	12,000,000	13,241,640
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2035	2,750,000	3,052,748
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2037	2,000,000	2,216,860
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	1,040,000	1,075,849
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.50	5-1-2016	100,000	102,429
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2018	1,075,000	1,112,475
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Bond Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.45	5-1-2029	9,910,000	9,910,000
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11-1-2018	785,000	794,640
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue) (i)	6.25	10-1-2023	815,000	407,476
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project (Miscellaneous Revenue)	5.25	10-15-2025	4,165,000	4,864,928
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	9,000,000	9,165,420
Pinckney MI Community School District (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2024	1,020,000	1,224,520
Pinckney MI Community School District (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,427,804
Pinckney MI Community School District (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,951,616

10

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Southfield MI Public Schools (GO, National/Qualified School Bond Loan Fund Insured)	4.38%	5-1-2025	$4,000,000	$4,240,560
Western Michigan University (Education Revenue)	5.25	11-15-2027	600,000	713,226
Western Michigan University (Education Revenue)	5.25	11-15-2029	1,000,000	1,178,110
Western Michigan University (Education Revenue, AGM Insured)	5.25	11-15-2033	750,000	857,130
Western Townships MI Utilities Authority (GO)	5.00	1-1-2017	1,500,000	1,611,975
Wyandotte MI Series A (Utilities Revenue, AGM Insured)	4.00	10-1-2016	500,000	523,460
				111,036,947

Minnesota : 0.82%
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	4,555,000	4,907,511
Minnesota HEFAR Carleton College Series 5G (Education Revenue, JPMorgan Chase & Company SPA) ø	0.06	11-1-2029	10,000,000	10,000,000
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	1-1-2016	1,365,000	1,413,649
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	7-1-2023	2,500,000	2,815,575
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.50	9-1-2018	300,000	306,405
				19,443,140

Mississippi : 0.54%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.00	12-1-2023	1,145,000	1,483,164
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	10,000,000	11,406,400
				12,889,564

Missouri : 0.47%
Kansas City MO Municipal Assistance Corporation Series B-1 (Miscellaneous Revenue, Ambac Insured) ¤	0.00	4-15-2022	3,540,000	2,975,582
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	700,000	744,002
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50	9-1-2018	645,000	669,033
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2032	1,500,000	1,710,465
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2033	1,000,000	1,136,990
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2034	1,000,000	1,133,670
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2035	2,000,000	2,262,380
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00	7-1-2019	415,000	488,787
				11,120,909

Nebraska : 0.13%
Lincoln County NE Hospital Authority Great Plains Regional Medical Center (Health Revenue)	5.00	11-1-2024	1,000,000	1,147,800
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	4-1-2019	500,000	574,310
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,290,000	1,447,625
				3,169,735

Nevada : 1.24%
Clark County NV Airport Series C (Airport Revenue, AGM Insured)	5.00	7-1-2023	5,600,000	6,411,328
Clark County NV Airport Series D (Airport Revenue)	5.00	7-1-2024	2,750,000	3,178,698
Clark County NV Las Vegas McCarran International Airport Series A (Airport Revenue)	5.00	7-1-2016	3,000,000	3,171,480

11

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Nevada (continued)
Clark County NV School District Series A (GO, National Insured)	5.00%	6-15-2019	$7,500,000	$7,648,650
Clark County NV Water Reclamation District Series A (GO)	5.25	7-1-2038	2,880,000	3,265,142
Las Vegas NV New Convention & Visitors Authority Series E (Tax Revenue, AGM Insured)	4.20	7-1-2021	500,000	548,675
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2019	805,000	833,086
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2020	680,000	702,420
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2021	880,000	904,182
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.25	6-1-2024	200,000	205,188
Reno NV Sparks Indian Governmental Colony (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	6-1-2021	2,580,000	2,638,153
				29,507,002

New Hampshire : 0.17%
New Hampshire HEFA Kendal at Hanover Series B (Health Revenue, Royal Bank of Scotland LOC) ø	0.22	10-1-2030	1,300,000	1,300,000
New Hampshire HFA (Housing Revenue)	4.80	7-1-2028	2,540,000	2,719,146
				4,019,146

New Jersey : 5.38%
Essex County NJ Import Authority Series A (Miscellaneous Revenue)	6.00	11-1-2025	5,000,000	5,678,500
Garden NJ Open Space & Farmland Preservation Refunding Bonds Series A (Tax Revenue)	4.00	11-1-2017	930,000	1,005,005
New Jersey EDA (Tobacco Revenue)	5.00	6-15-2021	2,500,000	2,873,050
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	2,860,000	3,504,244
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.62	3-1-2028	15,000,000	14,749,650
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2026	3,015,000	3,319,817
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2027	3,575,000	3,908,941
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, National Insured)	5.00	3-1-2030	4,475,000	4,820,023
New Jersey HEFAR Student Assistance Authority Series 1A (Education Revenue)	5.00	12-1-2016	2,100,000	2,245,383
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2016	500,000	525,345
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2017	2,000,000	2,149,740
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2019	9,860,000	11,033,833
New Jersey Housing & Mortgage Finance Agency Series AA (Housing Revenue)	5.25	10-1-2016	275,000	286,627
New Jersey PFOTER PT-4713 (GO, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.14	12-15-2021	22,855,000	22,855,000
New Jersey PFOTER Series 4717 (GO, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.16	12-15-2022	20,000,000	20,000,000
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, National Insured)	5.50	3-1-2022	1,755,000	2,184,396
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	5,305,000	6,015,286
New Jersey TTFA Series A (Transportation Revenue, AGM Insured)	5.50	12-15-2022	8,010,000	9,656,295
New Jersey TTFA Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2020	7,000,000	8,194,270
New Jersey TTFA Series D (Transportation Revenue)	5.00	6-15-2032	2,500,000	2,701,400
				127,706,805

New Mexico : 0.22%
Albuquerque Bernalillo County NM Water Utility Authority Series B (Water & Sewer Revenue)	5.00	7-1-2024	1,000,000	1,235,520
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA/FNMA Insured)	4.63	9-1-2025	1,395,000	1,438,650

12

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Mexico (continued)
New Mexico Mortgage Finance Authority SFMR Class I Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.00%	3-1-2028	$555,000	$584,898
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.87	11-1-2039	2,000,000	2,008,960
				5,268,028

New York : 12.12%
Deutsche Bank SPEAR/LIFER Trust Series DBE 1177 (Transportation Revenue, Deutsche Bank LIQ) 144Aø	0.18	11-15-2038	11,250,000	11,250,000
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	2,720,000	3,103,112
Metropolitan Transportation Authority New York Dedicated Tax Fund Series A (Tax Revenue)	5.00	11-15-2024	6,010,000	7,259,239
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2030	4,010,000	4,655,289
Metropolitan Transportation Authority New York Series B (Transportation Revenue)	5.25	11-15-2039	6,035,000	7,032,827
Metropolitan Transportation Authority New York Series D (Transportation Revenue)	5.00	11-15-2027	2,000,000	2,347,380
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2028	2,450,000	2,872,160
Monroe County NY Development Corporation (Education Revenue)	5.00	6-1-2020	2,125,000	2,419,036
Monroe County NY Industrial Development Corporation Revenue Monroe Community College (Education Revenue, AGM Insured)	5.00	1-15-2022	790,000	902,820
Monroe County NY Industrial Development Corporation Revenue Monroe Community College (Education Revenue, AGM Insured)	5.00	1-15-2023	645,000	743,453
Monroe County NY Industrial Development Corporation Revenue Monroe Community College (Education Revenue, AGM Insured)	5.00	1-15-2024	905,000	1,046,623
New York Dormitory Authority Interagency Council Pooled Loan Series A-1 (Miscellaneous Revenue)	4.00	7-1-2019	740,000	804,410
New York Dormitory Authority Mount Sinai School of Medicine (Education Revenue)	5.50	7-1-2022	2,000,000	2,332,600
New York Dormitory Authority North Shore Jewish Obligated Group Series B (Health Revenue) ±	0.90	5-1-2018	1,545,000	1,545,742
New York Dormitory Authority Series B (Tax Revenue, Ambac Insured)	5.50	3-15-2025	3,885,000	5,032,823
New York Dormitory Authority Series C (Tax Revenue)	5.00	3-15-2036	8,650,000	9,977,689
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	3,675,000	4,201,150
New York Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50	8-1-2018	1,500,000	1,610,055
New York NY Adjusted Fiscal 2008 Sub Series J5 (GO, Bank of America NA SPA) ø	0.12	8-1-2028	25,000,000	25,000,000
New York NY Dormitory Authority Series E (Tax Revenue)	5.00	2-15-2032	8,000,000	9,448,080
New York NY IDAG 2006 Project Samaritan AIDS Services (Miscellaneous Revenue, Citibank NA LOC)	4.50	11-1-2015	275,000	281,116
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.12	6-15-2032	15,000,000	15,000,000
New York NY Series A (GO)	5.00	8-1-2033	1,535,000	1,785,957
New York NY Series C (GO)	5.00	8-1-2031	5,000,000	5,887,850
New York NY Series F-1 (GO)	5.00	3-1-2032	7,670,000	8,772,716
New York NY Sub Series F-1 (GO)	5.00	8-1-2032	2,250,000	2,623,838
New York NY Sub Series J-4 (GO) ±	0.57	8-1-2025	10,000,000	9,990,600
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.11	4-1-2035	31,000,000	31,000,000
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	11,905,000	11,905,000
New York NY Transitional Finance Authority Prerefunded Balance Series A (Tax Revenue)	5.00	5-1-2023	65,000	74,926
New York NY Transitional Finance Authority Series B (Tax Revenue)	5.00	8-1-2027	1,115,000	1,350,209
New York NY Transitional Finance Authority Series B (Tax Revenue)	5.00	8-1-2031	3,500,000	4,119,010
New York NY Transitional Finance Authority Sub Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	0.09	11-1-2022	24,550,000	24,550,000
New York NY Transitional Finance Authority Unrefunded Balance Series A (Tax Revenue)	5.00	5-1-2023	2,810,000	3,239,115
New York NY Trust for Cultural Resources Series A-1 (Miscellaneous Revenue)	5.00	7-1-2031	2,475,000	2,770,589
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	15,000,000	15,002,100

13

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York Urban Development Corporation Series C (Tax Revenue)	5.00%	3-15-2032	$1,820,000	$2,095,348
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC Insured)	5.50	1-1-2019	3,000,000	3,476,370
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2020	1,160,000	1,305,093
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2022	1,350,000	1,547,411
Port Authority New York & New Jersey Series 184 (Airport Revenue)	5.00	9-1-2031	1,645,000	1,950,197
Port Authority New York & New Jersey Special Obligation (Airport Revenue)	5.00	12-1-2020	5,000,000	5,757,700
Port Authority New York & New Jersey Special Obligation (Airport Revenue)	5.00	9-1-2039	20,040,000	23,306,320
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	4.00	6-1-2022	420,000	462,668
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	5.00	6-1-2023	500,000	579,555
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	9-1-2020	1,430,000	1,662,175
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, AGM Insured)	5.00	4-1-2018	635,000	671,068
Utility Debt Securitization Authority New York (Utilities Revenue)	5.00	12-15-2032	1,250,000	1,478,050
Yonkers NY Series A (GO, AGM Insured)	5.00	10-1-2024	1,000,000	1,151,070
				287,380,539

North Carolina : 0.56%
Craven County NC Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	6-1-2023	4,400,000	4,814,744
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2020	3,400,000	3,968,242
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2022	250,000	293,670
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2023	1,000,000	1,183,020
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	90,000	101,205
Pitt County NC Certificate of Participation School Facilities Project Prerefunded Balance (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	1,185,000	1,288,759
Pitt County NC Certificate of Participation School Facilities Project Unrefunded Balance (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	1,570,000	1,702,853
				13,352,493

North Dakota : 0.05%
North Dakota Housing Finance Agency Series D (Housing Revenue)	4.50	1-1-2029	1,030,000	1,082,540

Ohio : 1.90%
Cincinnati OH City School District Improvement Project Certificate of Participation (Miscellaneous Revenue)	5.00	12-15-2024	4,815,000	5,779,156
Cincinnati OH City School District Improvement Project Certificate of Participation (Miscellaneous Revenue)	5.00	12-15-2025	2,095,000	2,496,716
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A (Miscellaneous Revenue)	5.00	1-1-2022	2,500,000	2,980,000
Kent University OH General Receipts Series B (Education Revenue, AGM Insured)	5.00	5-1-2018	1,165,000	1,301,247
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	10-1-2033	1,750,000	1,827,998
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	12-1-2033	2,500,000	2,614,825
Ohio Building Authority Series A (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,169,050
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1 (Transportation Revenue)	5.25	2-15-2029	1,000,000	1,173,530
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1 (Transportation Revenue)	5.25	2-15-2030	1,000,000	1,171,980
Ohio University Hospitals Health Systems Series B (Health Revenue) ø	0.35	1-15-2033	9,500,000	9,500,000
Ohio Water Development Authority Pollution Control Facilities Revenue Series B (Industrial Development Revenue) ±	3.63	10-1-2033	3,150,000	3,315,596
Reynoldsburg OH City School District Series DCL-2014-001 (GO, Dexia Credit Local LIQ) 144Aø	0.12	9-1-2030	9,585,000	9,585,000
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	950,000	1,027,368

14

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio (continued)
Summit County OH Port Authority (Education Revenue)	5.25%	1-1-2024	$1,000,000	$1,160,340
				45,102,806

Oklahoma : 1.04%
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2019	1,325,000	1,456,029
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2022	2,595,000	2,919,609
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2023	1,010,000	1,127,786
Cushing OK Educational Facilities Authority (Miscellaneous Revenue)	5.00	9-1-2022	3,210,000	3,846,158
McGee Creek OK Authority (Water & Sewer Revenue, State Street Bank & Trust Company LOC, National Insured)	6.00	1-1-2023	1,660,000	1,858,320
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2020	1,000,000	1,137,280
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2021	1,000,000	1,144,140
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2022	1,000,000	1,149,030
Oklahoma Development Finance Authority (Miscellaneous Revenue)	4.00	6-1-2023	1,270,000	1,439,774
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2019	1,500,000	1,690,635
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	500,000	572,875
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2021	1,185,000	1,348,257
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2022	520,000	586,934
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2025	1,200,000	1,332,648
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2026	1,250,000	1,381,813
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2027	1,000,000	1,099,600
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2028	500,000	546,780
				24,637,668

Oregon : 0.06%
Medford OR Hospital Facilities Authority Revenue (Health Revenue)	5.00	10-1-2020	1,155,000	1,323,919

Pennsylvania : 5.09%
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2024	1,500,000	1,719,390
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2025	1,500,000	1,713,855
Allegheny County PA Hospital Development Authority Series B (Health Revenue, National Insured)	6.00	7-1-2025	2,605,000	3,307,230
Allegheny County PA Series 72 (GO)	5.25	12-1-2033	4,000,000	4,629,280
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.52	11-1-2039	10,000,000	10,248,800
Bucks County PA Water & Sewer Authority Water System (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2026	2,400,000	2,738,952
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	375,000	394,350
Delaware County PA Voctech School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	2,000,000	2,282,980
Delaware Valley PA Regional Finance Authority Series 2996 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.27	7-1-2017	2,000,000	2,000,000
Johnstown PA School District (GO, AGM Insured)	5.00	8-1-2024	2,730,000	3,160,876
Lancaster County PA Solid Waste Management Authority Series A (Resource Recovery Revenue)	5.25	12-15-2028	5,665,000	6,608,053
Lycoming County PA College Authority (Education Revenue)	5.50	7-1-2026	4,000,000	4,656,280
Millcreek Richland Joint Authority Pennsylvania Series B (Water & Sewer Revenue, Radian Insured)	4.70	8-1-2017	565,000	608,562
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,170,000	1,225,013

15

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00%	11-1-2019	$880,000	$963,503
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2020	590,000	651,826
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2022	1,310,000	1,461,082
Pennsylvania Hills PA School District (GO, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	1,460,000	1,578,786
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2024	2,000,000	2,310,940
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	2.00	5-15-2016	800,000	811,680
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2021	500,000	550,710
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2022	1,000,000	1,091,080
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2020	2,000,000	2,285,680
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2029	1,000,000	1,096,970
Pennsylvania Series 2 (GO)	5.00	4-15-2023	2,000,000	2,285,060
Pennsylvania Turnpike Commission Sub Series C (Transportation Revenue, AGM Insured) ¤	0.00	6-1-2033	1,350,000	1,602,167
Pennsylvania Turnpike Commission Sub Series E (Transportation Revenue) ¤	0.00	12-1-2038	2,000,000	2,182,280
Philadelphia PA Authority for Industrial Development (Education Revenue)	6.13	6-15-2023	1,000,000	1,088,200
Philadelphia PA Authority for Industrial Development (Education Revenue)	5.88	6-15-2022	1,000,000	1,070,720
Philadelphia PA Authority for Industrial Development (Education Revenue)	7.00	5-1-2026	740,000	804,247
Philadelphia PA Gas Works 8th General Ordinance Series A (Utilities Revenue)	5.00	8-1-2015	1,000,000	1,015,030
Philadelphia PA Gas Works 8th General Ordinance Series A (Utilities Revenue)	5.00	8-1-2016	1,000,000	1,055,140
Philadelphia PA IDA Master Charter School (Education Revenue)	5.00	8-1-2020	600,000	633,678
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	5.00	5-1-2016	185,000	186,428
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	6.25	5-1-2021	285,000	304,705
Philadelphia PA School District Refunding Bond Series C (GO)	5.00	9-1-2018	8,065,000	9,033,848
Philadelphia PA School District Refunding Bond Series C (GO)	5.00	9-1-2021	2,200,000	2,553,364
Philadelphia PA Series A (GO)	5.00	9-15-2021	7,000,000	8,281,700
Philadelphia PA Series A (GO)	5.25	7-15-2028	2,590,000	3,077,490
Philadelphia PA Series A (GO)	5.25	7-15-2029	4,410,000	5,182,544
Philadelphia PA Series A (GO)	5.25	7-15-2032	4,380,000	5,081,150
Pittsburgh PA Series A (GO)	4.00	9-1-2022	1,000,000	1,135,480
Pittsburgh PA Series A (GO)	5.00	9-1-2022	2,060,000	2,480,281
Pittsburgh PA Series A (GO)	5.00	9-1-2023	3,810,000	4,543,920
Reading PA School District (GO)	5.00	4-1-2021	3,120,000	3,509,158
State Public School Building Authority Pennsylvania School Revenue City of Harrisburg Project Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,250,000	1,494,975
State Public School Building Authority Pennsylvania School Revenue City of Harrisburg Project Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,250,000	1,476,400
State Public School Building Authority Pennsylvania School Revenue City of Harrisburg Project Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,250,000	1,466,975
State Public School Building Authority Pennsylvania School Revenue City of Harrisburg Project Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,184,387
				120,825,205

Puerto Rico : 0.04%
Commonwealth of Puerto Rico Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	1,015,000	1,038,051

16

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Rhode Island : 0.41%
Providence RI Series A (GO, AGM Insured)	4.00%	1-15-2018	$2,115,000	$2,255,986
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2015	2,060,000	2,070,341
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2021	2,670,000	2,786,732
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2022	2,425,000	2,585,390
				9,698,449

South Carolina : 0.38%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	26,606	22,550
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	35,996	27,339
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	39,781	27,019
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2016	590,000	633,100
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25	1-1-2019	3,500,000	3,870,195
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10-1-2024	3,005,000	3,258,201
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,104,240
				8,942,644

South Dakota : 0.04%
Rapid City SD Airport Project (Airport Revenue)	6.25	12-1-2026	920,000	1,022,773

Tennessee : 0.92%
Franklin County TN HEFA (Education Revenue)	4.00	9-1-2024	250,000	278,100
Franklin County TN HEFA (Education Revenue)	5.00	9-1-2030	560,000	639,162
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, National Insured)	5.50	8-15-2019	540,000	594,545
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	2,140,000	2,344,413
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	1,400,000	1,576,694
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2021	4,060,000	4,705,012
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	5,790,000	6,886,973
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2016	1,820,000	1,878,841
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2027	2,485,000	2,880,115
				21,783,855

Texas : 7.59%
Austin TX Refunding Revenue Bond (Utilities Revenue, National Insured)	5.25	5-15-2025	1,400,000	1,736,882
Bexar County TX Combination Tax Certificate of Obligation (GO)	5.00	6-15-2024	1,000,000	1,240,270
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	1-1-2019	1,310,000	1,512,762
Conroe TX Independent School District Series A (GO)	4.00	2-15-2023	1,000,000	1,149,520
Del Rio TX Refunding Bonds (GO, Build America Mutual Assurance Company Insured) %%	4.00	6-1-2023	720,000	803,174
Del Rio TX Refunding Bonds (GO, Build America Mutual Assurance Company Insured) %%	4.00	6-1-2024	745,000	830,258
Deutsche Bank SPEAR/LIFER Trust Series DBE 1015 (Transportation Revenue, Deutsche Bank LIQ) 144Aø	0.14	1-1-2038	18,780,000	18,780,000
Galveston TX Wharves & Terminal (Airport Revenue)	5.00	2-1-2026	2,000,000	2,177,400

17

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Harris County TX Flood Control District (Miscellaneous Revenue)	5.00%	10-1-2026	$6,260,000	$7,683,023
Harris County TX Flood Control District Series A (Miscellaneous Revenue)	5.00	10-1-2027	3,930,000	4,786,858
Harris County TX Toll Road Project Series C (GO, AGM Insured)	5.25	8-15-2027	4,000,000	5,121,400
Hays County TX Refunding Bonds (GO)	5.00	2-15-2023	1,750,000	2,115,575
Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	7-1-2025	1,000,000	1,110,130
Houston TX Higher Education Financial Corporation Series A (Education Revenue)	4.00	2-15-2022	850,000	897,541
Houston TX Independent School District Limited Tax (GO)	4.25	2-15-2021	5,000,000	5,319,350
Houston TX Utilities Systems Series A (Water & Sewer Revenue)	5.25	11-15-2031	3,000,000	3,554,340
Lower Colorado River TX Authority (Utilities Revenue)	5.50	5-15-2031	2,500,000	2,975,250
Mansfield TX Independent School District Unlimited Tax Refunding Bonds (GO) %%	5.00	2-15-2028	3,500,000	4,235,350
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2027	1,880,000	2,201,668
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2029	2,390,000	2,753,925
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2030	1,500,000	1,717,260
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2031	1,000,000	1,136,000
North Harris County TX Regional Water Authority Senior Lien (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2029	1,215,000	1,407,274
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2016	1,135,000	1,201,829
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.16	7-1-2030	9,250,000	9,265,078
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Resource Recovery Revenue) ø	0.19	12-1-2039	3,800,000	3,800,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.20	12-1-2039	19,000,000	19,000,000
Rockwall TX Independent School District Unlimited Tax Refunding Bonds (GO) %%	5.00	2-15-2032	2,000,000	2,367,680
Round Rock TX Transportation Systems Development Corporation (Tax Revenue, National Insured)	4.50	8-15-2020	1,000,000	1,009,450
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series C (Health Revenue, JPMorgan Chase & Company SPA) ø	0.03	11-15-2033	17,000,000	17,000,000
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.49	9-15-2017	5,075,000	5,075,406
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2021	3,945,000	4,616,636
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2023	7,925,000	9,173,188
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)	5.00	12-15-2022	8,000,000	9,375,200
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2032	2,000,000	2,492,380
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2033	2,000,000	2,491,260
Texas Private Activity Surface Transportation Corporation Project Senior Lien Note (Transportation Revenue)	7.50	12-31-2031	3,500,000	4,277,245
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.25	8-1-2016	1,210,000	1,276,429
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	1,465,000	1,675,594
Texas Woman’s University Financing System (Education Revenue)	4.00	7-1-2020	1,000,000	1,120,120
University of Houston Texas (Education Revenue)	5.00	2-15-2024	2,700,000	3,054,429
University of Houston Texas Series B (Education Revenue)	5.25	7-1-2026	4,225,000	5,466,347
Waco TX Health Facilities Development Corporation Hillcrest System Project Series A (Health Revenue, National/FHA Insured)	5.00	8-1-2016	920,000	976,525
				179,960,006

Utah : 0.02%
Utah County UT Lakeview Academy Series A (Education Revenue)	5.35	7-15-2017	430,000	440,733

18

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Virgin Islands : 0.37%
Virgin Islands PFA (Miscellaneous Revenue)	6.75%	10-1-2019	$3,000,000	$3,400,170
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	5,000,000	5,363,950
				8,764,120

Virginia : 1.28%
Greater Richmond VA Convention Center (Tax Revenue)	5.00	6-15-2025	1,000,000	1,222,380
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00	9-1-2041	1,772,000	241,417
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,274,000	1,164,856
Virginia Public Building Authority Series C (Miscellaneous Revenue)	4.00	8-1-2025	20,255,000	23,164,004
Virginia Small Business Financing Authority (Education Revenue)	5.25	10-1-2029	3,000,000	3,529,950
Virginia State College Building Authority Regent University Project (Education Revenue)	5.00	6-1-2015	210,000	211,495
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	701,000	707,043
				30,241,145

Washington : 2.30%
Energy Northwest Washington (Utilities Revenue)	5.00	7-1-2022	1,185,000	1,406,216
Grant County WA Public Utility District # 2 Priest Rapids Series A (Utilities Revenue, National Insured)	5.00	1-1-2023	345,000	357,375
Lewis County WA Public Utility District Refunding (Utilities Revenue)	5.25	4-1-2032	6,115,000	7,226,034
Port of Seattle WA Intermediate Lien Series A (Airport Revenue, National Insured)	5.00	3-1-2028	7,475,000	7,502,807
TES Properties Washington (Miscellaneous Revenue)	5.50	12-1-2029	1,400,000	1,604,484
Tumwater Office Properties Washington Lease Revenue Washington Office Buildings (Miscellaneous Revenue)	5.00	7-1-2026	2,750,000	3,284,490
Washington EDFA (Education Revenue)	5.00	6-1-2028	1,000,000	1,189,130
Washington Health Care Facilities Authority Series B-2 (Health Revenue) ±	0.17	1-1-2035	10,000,000	9,985,500
Washington HEFAR Whitworth University Project (Education Revenue, U.S. Bank NA Insured)	5.00	10-1-2015	1,010,000	1,030,402
Washington Series G (GO)	5.00	7-1-2027	7,500,000	9,153,225
Washington Series R (Miscellaneous Revenue)	5.00	7-1-2030	10,000,000	11,912,400
				54,652,063

West Virginia : 0.05%
West Virginia School Building Authority (Miscellaneous Revenue)	5.25	7-1-2020	1,100,000	1,232,022

Wisconsin : 0.73%
Kenosha WI Unified School District #1 Series A (GO)	4.50	4-1-2015	1,620,000	1,620,000
Wisconsin HEFA Bellin Memorial Hospital (Health Revenue, Ambac Insured)	5.50	2-15-2019	780,000	830,209
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	2,070,000	2,143,692
Wisconsin HEFA Series A (Health Revenue)	5.00	7-15-2021	3,500,000	4,049,010
Wisconsin HEFA Series A (Health Revenue)	5.00	11-15-2023	3,500,000	4,219,635
Wisconsin HEFA Series E (Housing Revenue)	4.15	5-1-2015	210,000	210,649
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)	0.11	6-1-2019	2,650,000	2,570,500
Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A (Education Revenue)	6.00	10-1-2032	1,475,000	1,600,847
				17,244,542

Total Municipal Obligations (Cost $2,225,594,958)				2,327,230,350

	Yield		Shares
Short-Term Investments : 1.30%
Investment Companies : 1.28%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		30,239,719	30,239,719

19

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.02%
U.S. Treasury Bill (z)#		0.02%	6-18-2015	$575,000	$574,978

Total Short-Term Investments (Cost $30,814,673)					30,814,697

Total investments in securities (Cost $2,256,409,631)*	99.41%				2,358,045,047
Other assets and liabilities, net	0.59				14,023,633

Total net assets	100.00%				$2,372,068,680

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
%%	The security is issued on a when-issued basis.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $2,256,406,922 and unrealized gains (losses) consists of:

Gross unrealized gains	$104,853,194
Gross unrealized losses	(3,215,069)

Net unrealized gains	$101,638,125

Abbreviations:
ACA	ACA Financial Guaranty Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Farm Service Agency
GNMA	Government National Mortgage Association
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIBOR	London Interbank Offered Rate
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company

20

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

LOC	Letter of credit
MBIA	Municipal Bond Insurance Association
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
Radian	Radian Asset Assurance
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TRAN	Tax revenue anticipation notes
TTFA	Transportation Trust Fund Authority

21

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$2,324,659,850	$2,570,500	$2,327,230,350
Short-term investments
Investment companies	30,239,719	0	0	30,239,719
U.S. Treasury securities	574,978	0	0	574,978

Total assets	$30,814,697	$2,324,659,850	$2,570,500	$2,358,045,047

Liabilities
Futures contracts	$129,063	$0	$0	$129,063

Total liabilities	$129,063	$0	$0	$129,063

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended March 31, 2015, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At March 31, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2015	Unrealized losses
6-19-2015	JPMorgan	413 Short	10-Year U.S. Treasury Notes	$53,238,281	$(352,480)

Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.55%
Guam : 1.03%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25%	7-1-2022	$865,000	$1,018,373
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2017	200,000	219,756
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2018	100,000	112,182
Guam International Airport Authority Series 2013B (Airport Revenue)	5.00	10-1-2017	300,000	329,634
				1,679,945

Illinois : 1.28%
Chicago IL Board of Education Refunding Bond Series A (GO) ±	4.02	3-1-2032	1,000,000	1,006,080
Chicago IL Refunding Bond CAB Series C (GO) ¤	0.00	1-1-2032	2,500,000	1,089,600
				2,095,680

Minnesota : 94.60%
Anoka County MN Capital Improvement Series A (GO)	5.00	2-1-2024	500,000	553,510
Anoka County MN Charter School Series A (Education Revenue)	2.65	6-1-2016	210,000	209,540
Anoka County MN Charter School Series A (Education Revenue)	3.40	6-1-2019	225,000	225,689
Anoka County MN Charter School Series A (Education Revenue)	3.65	6-1-2020	185,000	186,556
Anoka County MN Charter School Series A (Education Revenue)	3.75	6-1-2021	245,000	247,007
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2027	510,000	541,151
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2032	300,000	313,569
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2043	1,100,000	1,137,389
Anoka Hennepin MN Independent School District #11 Certificates of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2034	1,000,000	1,151,630
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	1-1-2031	1,500,000	1,614,420
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	2,150,000	2,251,136
Buffalo MN Housing & RDA Public Facility Buffalo Wild Marsh Golf Course (Miscellaneous Revenue)	4.38	5-1-2024	185,000	185,294
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2011 (Miscellaneous Revenue)	5.00	11-1-2041	1,400,000	1,502,284
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2026	750,000	891,405
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2027	500,000	589,885
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2029	300,000	351,006
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2016	875,000	878,246
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2042	1,500,000	1,666,515
Cologne MN Charter School Lease Revenue Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	590,000	636,156
Cologne MN Charter School Lease Revenue Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2034	500,000	530,365
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	92,709	96,279
Duluth MN Duluth Entertainment Convention Center Improvements Series A (GO)	5.00	2-1-2034	1,000,000	1,093,180
Duluth MN Housing & RDA Lease Revenue Bonds Public School Academy Series 2010A (Education Revenue)	5.60	11-1-2030	2,000,000	2,138,400
Elk River MN Independent School District #728 Series A (GO, AGM Insured)	5.00	2-1-2021	3,400,000	3,532,566
Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	5.50	11-1-2017	395,000	406,882
Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	6.00	11-1-2027	1,870,000	1,931,691
Forest Lakes MN Charter School Lease Revenue Bonds Lakes International Language Academy Project Series 2014A (Education Revenue)	5.50	8-1-2036	500,000	552,015
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	1.50	4-1-2016	570,000	574,081

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	4.00%	4-1-2022	$735,000	$789,162
Goodhue County MN Education District #6051 Red Wing Certificates of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2029	750,000	859,343
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	600,000	657,150
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A (Utilities Revenue)	5.00	12-1-2026	700,000	815,934
Lakeville MN (Tobacco Revenue)	5.00	2-1-2016	180,000	182,830
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue)	5.25	5-1-2024	1,735,000	1,844,097
Meeker County MN Memorial Hospital Project Series 2007 (Health Revenue)	5.63	11-1-2022	800,000	847,712
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2025	1,000,000	1,159,970
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2035	1,000,000	1,139,030
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.03	8-15-2037	495,000	495,000
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.03	8-15-2034	1,775,000	1,775,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.03	11-15-2017	2,320,000	2,227,200
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series 2014A (Airport Revenue)	5.00	1-1-2029	500,000	580,610
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series 2014B (Airport Revenue)	5.00	1-1-2026	500,000	582,710
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	1,000,000	1,077,390
Minneapolis MN Charter School Yinghua Academy Project Series 2013A (Education Revenue)	5.00	7-1-2023	300,000	318,072
Minneapolis MN Development Limited Tax Supported Common Bond Series 1A (Miscellaneous Revenue)	4.80	12-1-2016	555,000	575,990
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	5.00	6-1-2028	1,115,000	1,152,386
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	6.00	12-1-2040	1,000,000	1,197,240
Minneapolis MN Fairview Health Services Series A (Health Revenue, AGM Insured)	6.63	11-15-2028	1,000,000	1,174,230
Minneapolis MN Fairview Health Services Series B (Health Revenue, AGM Insured)	6.50	11-15-2038	2,235,000	2,614,257
Minneapolis MN St. Anthony Falls Project Series 2005 (Tax Revenue)	5.65	2-1-2027	500,000	500,380
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014 (Housing Revenue)	5.00	8-1-2032	860,000	891,098
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGM Insured)	4.00	2-15-2020	50,000	55,597
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGM Insured)	5.00	2-15-2030	2,000,000	2,238,680
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (Health Revenue, AGM Insured)	5.00	2-15-2037	4,030,000	4,310,931
Minnesota Agricultural & Economic Development Board Health Care System Fairview Hospital Series 1997A (Health Revenue, National Insured)	5.50	11-15-2017	695,000	697,933
Minnesota General Fund Revenue Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2027	2,000,000	2,363,120
Minnesota General Fund Revenue Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2029	2,000,000	2,330,940
Minnesota General Fund Revenue Appropriation Bonds Series 2014A (Miscellaneous Revenue)	5.00	6-1-2033	1,000,000	1,159,570
Minnesota HEFAR Bethel University Series 6R (Education Revenue)	5.50	5-1-2025	1,535,000	1,596,431
Minnesota HEFAR Carleton College Series 7D (Education Revenue)	5.00	3-1-2030	2,000,000	2,250,140
Minnesota HEFAR College of St. Scholastica Incorporated Series 7R (Education Revenue)	4.25	12-1-2027	400,000	415,248
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	4.50	10-1-2021	300,000	329,319
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	5.00	10-1-2029	500,000	544,270
Minnesota HEFAR St. Benedict College Series 7M (Education Revenue)	5.13	3-1-2036	275,000	298,249
Minnesota HEFAR St. Benedict College Series 7V (Education Revenue)	5.00	3-1-2018	635,000	695,465

2

Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Minnesota HEFAR St. Olaf College Series 7F (Education Revenue)	4.50%	10-1-2030	$500,000	$539,495
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	5.00	10-1-2018	1,100,000	1,174,459
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2025	1,030,000	1,109,526
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2030	1,000,000	1,067,190
Minnesota HEFAR St. Thomas University Series 6X (Education Revenue)	5.00	4-1-2029	1,000,000	1,072,670
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2017	655,000	709,824
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2023	750,000	904,823
Minnesota Housing Finance Agency Residential Housing Series 2007Q (Housing Revenue)	5.25	7-1-2033	940,000	967,232
Minnesota Housing Finance Agency Residential Housing Series 2009E (Housing Revenue)	4.20	7-1-2021	1,180,000	1,206,821
Minnesota Housing Finance Agency Residential Housing Series 2012D (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	990,000	1,043,015
Minnesota Housing Finance Agency Series 2009B (Housing Revenue)	5.90	7-1-2028	150,000	155,684
Minnesota Housing Finance Agency Series 2015A (Housing Revenue)	5.00	8-1-2027	1,665,000	2,017,397
Minnesota Municipal Power Agency Series 2007 (Utilities Revenue)	5.00	10-1-2037	1,200,000	1,301,748
Minnesota Municipal Power Agency Series 2010A & Series 2010B (Utilities Revenue)	5.00	10-1-2025	2,335,000	2,681,397
Minnesota Prerefunded (GO)	5.00	8-1-2022	100,000	110,051
Minnesota Unrefunded (GO)	5.00	6-1-2020	185,000	195,151
Minnesota Unrefunded (GO)	5.00	8-1-2022	2,400,000	2,641,680
Minnesota Various Purposes Series 2010D (GO)	5.00	8-1-2022	1,500,000	1,777,755
Montgomery MN Independent School District School Building #394 Series B (GO, AGM Insured)	5.00	2-1-2025	500,000	518,655
Mounds View MN Independent School District #621 Series A (GO, South Dakota Credit Program Insured)	4.00	2-1-2022	530,000	576,359
Mower County MN Housing & RDA Facilities Project Series A (Miscellaneous Revenue)	5.75	2-1-2027	695,000	726,678
Mower County MN Housing & RDA Facilities Project Series A (Miscellaneous Revenue)	5.90	2-1-2029	375,000	392,558
Northeast Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A (Miscellaneous Revenue)	4.00	2-1-2024	1,100,000	1,212,904
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGM Insured)	5.00	1-1-2018	820,000	909,216
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGM Insured)	5.00	1-1-2021	50,000	55,038
Northern Minnesota Municipal Power Agency Series 2013A (Utilities Revenue)	4.00	1-1-2028	450,000	482,828
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	4.15	9-1-2024	600,000	615,522
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	5.00	9-1-2034	1,100,000	1,145,232
Pine County MN Housing & RDA Public Project Series A (Miscellaneous Revenue)	5.00	2-1-2028	1,475,000	1,532,702
Plymouth MN Certificate of Participation Intermediate School District #287 Series A (Miscellaneous Revenue)	5.00	2-1-2024	250,000	284,333
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2032	660,000	696,986
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2042	560,000	585,945
Rochester MN Electric Utility Revenue Series 2007C (Utilities Revenue)	5.00	12-1-2030	1,000,000	1,063,510
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2023	815,000	1,007,234
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2025	315,000	383,059
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2026	250,000	301,955
Rochester MN HCFR Mayo Clinic Series 2011 (Health Revenue) ±	4.50	11-15-2038	1,925,000	2,246,456
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2027	700,000	824,355

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00%	9-1-2029	$725,000	$842,523
South St. Paul MN Housing & RDA Airport Project Series 2007 (Industrial Development Revenue, AGM Insured)	4.70	9-1-2019	365,000	384,480
South St. Paul MN Housing & RDA Airport Project Series 2007 (Industrial Development Revenue, AGM Insured)	5.13	9-1-2029	500,000	526,580
Southern Minnesota Municipal Power Agency CAB Series 1994A (Utilities Revenue, National Insured) ¤	0.00	1-1-2020	5,100,000	4,677,261
Southern Minnesota Municipal Power Agency Series 2009A (Utilities Revenue)	5.25	1-1-2030	2,000,000	2,229,800
St. Cloud MN CentraCare Health System Series 2010A (Health Revenue)	5.13	5-1-2030	2,015,000	2,258,815
St. Louis Park MN Nicollett Health Services Series 2009 (Health Revenue)	5.50	7-1-2029	1,000,000	1,151,590
St. Paul MN Housing & RDA Allina Health Systems Series A1 (Health Revenue)	5.00	11-15-2024	2,000,000	2,262,300
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Series A (Education Revenue)	4.00	7-1-2023	250,000	250,860
St. Paul MN Housing & RDA Charter School Nova Classical Academy Series A (Miscellaneous Revenue)	6.63	9-1-2042	865,000	990,901
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	5.00	12-1-2036	1,500,000	1,509,885
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.75	9-1-2026	650,000	661,895
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	6.00	9-1-2036	500,000	509,405
St. Paul MN Housing & RDA Hope Community Academy Project Series 2004A (Miscellaneous Revenue)	6.25	12-1-2019	335,000	341,412
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A (Miscellaneous Revenue) %%	5.00	12-1-2034	1,645,000	1,682,802
St. Paul MN Housing & RDA Maryland Park Apartment Project Series 2014 (Housing Revenue)	0.55	6-1-2016	1,000,000	1,000,050
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	8-1-2035	875,000	982,704
St. Paul MN Housing & RDA St. Paul Academy & Summit School Project (Education Revenue)	5.00	10-1-2024	2,000,000	2,117,080
St. Paul MN Housing & RDA St. Paul Conservatory for Performing Artists Series A (Education Revenue)	4.00	3-1-2028	150,000	147,911
St. Paul MN Port Authority Lease Revenue Freeman Office Building Series 2 (Miscellaneous Revenue)	5.00	12-1-2024	2,000,000	2,434,760
St. Cloud MN Independent School District #742 GO Alternative Facilities Bonds Series 2015A (GO, South Dakota Credit Program Insured) %%	3.13	2-1-2035	185,000	180,020
Todd Morrison Cass & Wadena Counties MN United Hospital District Lakewood Health System Series 2004 (GO)	5.13	12-1-2024	1,000,000	1,003,550
University of Minnesota Series 2009A (Education Revenue)	5.00	4-1-2021	1,180,000	1,349,566
University of Minnesota Series 2009A (Education Revenue)	5.13	4-1-2034	1,000,000	1,136,580
University of Minnesota State Supported Biomedical Science Series 2011B (Education Revenue)	5.00	8-1-2036	1,000,000	1,141,790
University of Minnesota State Supported Stadium Debt Series 2006 (Education Revenue)	5.00	8-1-2025	5,000,000	5,302,550
Virginia MN Housing & RDA HCFR Series 2005 (Miscellaneous Revenue)	5.25	10-1-2025	2,085,000	2,108,811
Washington County MN Capital Improvement Plan Series A (GO)	5.00	2-1-2021	2,495,000	2,728,108
Western Minnesota Municipal Power Agency (Utilities Revenue, National Insured)	9.75	1-1-2016	180,000	192,040
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2027	1,565,000	1,853,570
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2030	1,000,000	1,161,340
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2032	1,250,000	1,458,888
Willmar MN Rice Memorial Hospital Project Series 2012A (GO)	5.00	2-1-2026	1,000,000	1,156,560
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	3.00	7-1-2018	295,000	304,797
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	5.00	7-1-2034	500,000	539,420
Woodbury MN Charter School Series A (Education Revenue)	2.40	12-1-2015	180,000	180,556
Woodbury MN Charter School Series A (Education Revenue)	3.15	12-1-2018	190,000	193,762

4

Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Woodbury MN Charter School Series A (Education Revenue)		3.90%	12-1-2022	$220,000	$229,772
Woodbury MN Charter School Series A (Education Revenue)		5.00	12-1-2027	215,000	231,392
Woodbury MN Charter School Series A (Education Revenue)		5.00	12-1-2032	220,000	233,347
					154,617,407

Puerto Rico : 2.29%
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)		5.50	7-1-2016	1,305,000	1,347,765
Puerto Rico Government Development Bank Series 1985 (Miscellaneous Revenue, National Insured) ±		4.75	12-1-2015	400,000	400,624
Puerto Rico Government Development Bank Series 3402 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø##		0.50	6-30-2015	2,000,000	2,000,000
					3,748,389

Virgin Islands : 0.35%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue, AGM Insured)		5.00	10-1-2025	500,000	569,560

Total Municipal Obligations (Cost $153,272,892)					162,710,981

Total investments in securities (Cost $153,272,892)*	99.55%				162,710,981
Other assets and liabilities, net	0.45				738,383

Total net assets	100.00%				$163,449,364

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $153,270,553 and unrealized gains (losses) consists of:

Gross unrealized gains	$9,447,260
Gross unrealized losses	(6,832)

Net unrealized gains	$9,440,428

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
CAB	Capital appreciation bond
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher education facilities authority revenue
LIQ	Liquidity agreement

5

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund

National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement

6

Wells Fargo Advantage Minnesota Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$160,483,781	$2,227,200	$162,710,981

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2014	$1,910,000
Accrued discounts (premiums)	0
Realized gains (losses)	2,500
Change in unrealized gains (losses)	5,200
Purchases	409,500
Sales	(100,000)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of March 31, 2015	$2,227,200

Change in unrealized gains (losses) relating to securities still held at March 31, 2015	$11,600

The investment type categorized above was valued using an indicative broker quote. The indicative broker quote is considered a Level 3 input. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.70%
Alabama : 0.90%
Alabama State University General Tuition and Fee Revenue Bonds (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$10,520,000	$10,568,918
Jefferson County AL Limited Obligation School District Series A (Tax Revenue, AGM Insured)	5.25	1-1-2018	775,000	776,845
Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25	1-1-2020	3,000,000	3,030,030
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2025	710,000	450,949
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	3,000,000	1,814,580
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,025,732
Jefferson County AL Warrants Series A (GO)	4.90	4-1-2021	6,455,000	6,971,787
Jefferson County AL Warrants Series C (GO)	4.90	4-1-2021	3,725,000	4,023,112
				29,661,953

Arizona : 0.80%
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	2,000,000	2,275,420
Pima County AZ IDA Acclaim Charter School Project (Education Revenue)	5.60	12-1-2016	250,000	255,243
Pima County AZ IDA Global Water Resources LLC Project (Water & Sewer Revenue)	5.45	12-1-2017	100,000	102,388
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	7,510,000	7,536,210
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	6,495,000	6,520,720
Pima County AZ IDA Noah Webster Schools PIMA Project (Education Revenue)	7.00	12-15-2043	3,225,000	3,447,590
Salt Verde AZ Financial Corporation (Utilities Revenue, Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,605,000	3,011,771
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.25	12-1-2020	1,000,000	1,118,640
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.38	12-1-2021	1,000,000	1,128,320
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.50	12-1-2022	1,000,000	1,121,740
				26,518,042

California : 8.63%
Alameda County CA Certificate of Participation (Miscellaneous Revenue, National Insured) ¤	0.00	6-15-2019	1,400,000	1,272,922
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,172,303
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2032	3,795,000	1,942,926
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2034	5,000,000	2,311,850
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2035	6,700,000	2,950,881
Alhambra CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2031	7,500,000	3,997,350
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	8,500,000	9,718,560
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2037	1,305,000	489,414
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2038	1,900,000	678,832
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2039	2,005,000	682,181
Bay Area CA Toll Authority Toll Bridge Revenue Series A (Transportation Revenue) ±	1.27	4-1-2036	28,000,000	28,724,360
California (Miscellaneous Revenue)	5.00	8-1-2033	30,000,000	35,064,600
California HFFA Unrefunded Bond Providence Health Services Series C (Health Revenue) (h)	6.50	10-1-2038	10,050,000	11,969,349

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13%	8-1-2043	$2,230,000	$2,586,622
California PFOTER PT-2802 (GO, National Insured, Dexia Credit Local SPA) ø	0.20	2-1-2025	3,970,000	3,970,000
California Pollution Control Financing Waste Management Incorporated Project Series A-2 (Resource Recovery Revenue)	5.40	4-1-2025	1,240,000	1,257,484
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	4,000,000	4,776,680
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2031	3,260,000	3,736,123
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	870,000	911,081
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	4,900,000	5,894,553
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2027	1,000,000	674,920
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2028	1,040,000	666,068
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2031	1,000,000	532,980
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2032	1,000,000	511,100
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2033	1,000,000	491,690
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2032	2,515,000	1,145,306
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2033	2,000,000	854,900
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2036	510,000	187,017
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2028	1,165,000	721,718
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2029	1,500,000	880,020
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,108,360
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,050,940
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2032	1,660,000	825,651
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2033	1,230,000	586,341
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2034	1,615,000	722,648
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	6,470,000	3,975,233
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	3,330,000	1,701,963
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Tobacco Revenue, AGM Insured) ¤	0.00	6-1-2026	18,200,000	13,064,870
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Miscellaneous Revenue)	5.00	6-1-2030	970,000	1,110,311
Long Beach CA Bond Financing Authority Series A (Utilities Revenue)	5.50	11-15-2032	4,990,000	6,115,744
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	6.13	11-1-2029	25,425,000	31,800,319
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,000,000	1,250,750
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	7.00	11-1-2034	3,755,000	5,312,837
Montebello CA Unified School District CAB Election of 1998 (GO, National Insured) ¤	0.00	8-1-2024	1,130,000	844,935
Montebello CA Unified School District CAB Election of 1998 (GO, National Insured) ¤	0.00	8-1-2027	2,775,000	1,752,107
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,269,500
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.89	7-1-2027	27,660,000	25,321,347
Ontario Montclair CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2028	1,500,000	931,230
Ontario Montclair CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2030	2,000,000	1,129,720
Palomar Pomerado CA Health ROC (GO, National Insured, Citibank NA LIQ) 144Aø	0.22	2-1-2016	6,000,000	6,000,000
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2027	2,095,000	1,369,187
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2028	4,450,000	2,760,869

2

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00%	3-1-2029	$4,520,000	$2,676,834
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2030	6,725,000	3,670,909
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2031	2,185,000	1,138,145
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2032	2,000,000	994,980
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2033	4,295,000	2,048,028
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	25,000	28,709
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	5,420,000	6,434,082
San Bernardino CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00	8-1-2031	1,100,000	1,254,143
San Bernardino CA Unified School District Series A (GO, AGM Insured)	5.00	8-1-2026	1,100,000	1,301,443
San Bernardino CA Unified School District Series A (GO, AGM Insured)	5.00	8-1-2028	1,250,000	1,449,138
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	1,040,000	1,201,075
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	2,000,000	2,375,840
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2031	2,000,000	1,109,340
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2032	1,500,000	795,615
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2033	1,000,000	508,520
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2034	2,000,000	972,660
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2035	1,500,000	698,505
Santa Ana CA Financing Authority Prerefunded Police Administration and Holding Facility Series A (Miscellaneous Revenue, National Insured)	6.25	7-1-2015	150,000	152,274
Santa Ana CA Financing Authority Unrefunded Police Administration and Holding Facility Series A (Miscellaneous Revenue, National Insured)	6.25	7-1-2015	150,000	152,135
Sylvan CA Unified School District CAB (GO, AGM Insured) ¤	0.00	8-1-2037	1,085,000	406,908
Tahoe Forest CA Hospital District (Health Revenue)	5.00	7-1-2036	9,195,000	9,283,088
West Contra Costa CA Unified School District CAB Series C (GO, AGM Insured) ¤	0.00	8-1-2029	3,000,000	1,763,850
West Contra Costa CA Unified School District Election of 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2029	1,690,000	995,038
Wiseburn CA School District CAB Election of 2010 Series B (GO, AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,169,796
				284,359,707

Colorado : 2.31%
Colorado E-470 Public Highway Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2027	9,500,000	6,350,560
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2020	9,385,000	8,347,958
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2022	4,600,000	3,854,018
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	2,200,000	2,518,186
Colorado ECFA Charter School Banning Lewis Ranch Academy Project (Education Revenue) 144A	6.13	12-15-2035	4,040,000	4,099,873
Colorado ECFA Charter School Community Leadership (Education Revenue)	5.75	7-1-2019	875,000	921,174
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	185,000	197,058
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	7.25	10-1-2039	500,000	601,845
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	1,330,000	1,546,777
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	7.50	9-1-2033	5,015,000	5,095,641

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.00%	9-1-2043	$5,930,000	$6,074,929
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	3,795,000	3,893,177
Colorado ECFA Twin Peaks Charter Academy (Miscellaneous Revenue)	6.50	3-15-2043	1,290,000	1,458,384
Colorado ECFA Union Colony Charter School Project (Education Revenue) 144A	5.75	12-1-2037	3,960,000	4,012,272
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25	10-1-2033	4,000,000	4,623,280
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	2,160,000	2,340,727
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.25	12-15-2020	390,000	423,365
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.75	12-15-2025	455,000	495,586
Colorado PFA Charter School Highline Academy Project (Education Revenue)	7.38	12-15-2040	4,010,000	4,461,526
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Airport Revenue)	5.15	5-1-2017	915,000	938,653
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.05	5-1-2015	110,000	110,207
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.25	5-1-2020	965,000	990,100
Public Authority for Colorado Energy Natural Gas Purchase (Utilities Revenue, Merrill Lynch & Company Guaranty Agreement)	6.50	11-15-2038	4,500,000	6,183,135
Regional Transportation District of Colorado Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2023	5,500,000	6,613,475
				76,151,906

Connecticut : 0.42%
Connecticut HEFA Eastern Connecticut Health Network Series A (Health Revenue, Radian Insured)	6.38	7-1-2016	480,000	481,555
Connecticut HFA Special Needs Housing Series 2 (Health Revenue, Ambac Insured)	5.25	6-15-2022	1,675,000	1,681,583
Connecticut Series A (Miscellaneous Revenue) ±	1.12	4-15-2019	4,050,000	4,156,272
Connecticut Series A (GO) ±	1.27	4-15-2020	5,900,000	6,041,305
Hamden CT BAN (GO)	5.00	8-15-2026	1,235,000	1,390,190
				13,750,905

Delaware : 0.30%
Delaware EDA Odyssey Charter School Project Series A (Education Revenue) 144A	7.00	9-1-2045	7,500,000	7,541,925
Kent County DE Charter School Incorporated Project (Education Revenue)	7.38	5-1-2037	2,110,000	2,436,881
				9,978,806

District of Columbia : 0.93%
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	4,665,000	5,239,262
District of Columbia Children’s Research Center (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	4-1-2038	5,735,000	5,735,000
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	4.02	11-1-2042	17,300,000	17,300,000
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10-1-2035	2,000,000	2,344,600
				30,618,862

Florida : 4.27%
Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25	5-1-2020	1,300,000	1,292,668
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	1,000,000	1,130,860

4

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00%	5-1-2026	$2,000,000	$2,295,400
Collier County FL School Board Refunding Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.25	2-15-2021	1,000,000	1,190,970
Crossings At Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.25	5-1-2018	1,260,000	1,267,106
Crossings At Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.63	5-1-2019	1,295,000	1,301,229
Crossings At Fleming Island Florida Community Development District Refunding Senior (Miscellaneous Revenue)	4.00	5-1-2024	1,025,000	1,039,022
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2031	1,155,000	1,325,801
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2032	1,465,000	1,680,560
Deutsche Bank SPEAR/LIFER Trust Series DBE 1132 (Transportation Revenue, Deutsche Bank LIQ) 144Aø	0.18	7-1-2031	14,760,000	14,760,000
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	5.50	6-15-2022	1,240,000	1,295,329
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	13,290,000	15,175,718
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12-15-2047	815,000	1,028,978
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12-15-2042	2,765,000	3,061,685
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±	4.75	12-1-2015	40,000	40,116
Heritage Harbor FL Community Development District (Miscellaneous Revenue)	7.75	5-1-2023	470,000	469,995
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	2,500,000	2,506,575
Indigo FL Community Development District Series C (Miscellaneous Revenue)	1.40	5-1-2030	2,561,001	1,293,792
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2025	530,000	589,074
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2028	1,195,000	1,301,116
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	5-1-2031	1,226,000	1,226,907
Marshall Creek FL Community Development District (Miscellaneous Revenue)	6.63	5-1-2032	2,460,000	2,190,113
Marshall Creek FL Community Development District Series A (Miscellaneous Revenue)	7.65	5-1-2032	1,580,000	1,581,612
Miami FL HFA Jewish Home & Hospital Project (Health Revenue, SunTrust Bank LOC) ø	0.22	8-1-2026	12,060,000	12,060,000
Miami-Dade County FL Educational Facilities University of Miami Series A (Education Revenue)	5.75	4-1-2028	1,200,000	1,255,668
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	500,000	614,335
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2033	1,525,000	1,768,665
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2034	1,600,000	1,847,088
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2035	1,680,000	1,939,442
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2036	1,765,000	2,037,569
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2041	10,240,000	11,714,867
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.28	8-1-2029	20,245,000	20,245,000
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11-1-2028	2,000,000	2,306,160
Saint Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50	11-15-2039	5,500,000	6,523,220
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	6.20	11-15-2026	2,060,000	2,238,520

5

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	7.38%	11-15-2041	$3,525,000	$4,069,577
South Miami FL Health Facilities Baptist Health (Health Revenue)	5.00	8-15-2023	2,810,000	3,080,828
St. Johns County FL IDA Refunding Glenmoor Project Series A (Health Revenue) ±	1.34	1-1-2049	750,000	267,795
St. Johns County FL IDA Refunding Subordinated Glenmoor Project Series B (Health Revenue)	2.50	1-1-2049	277,527	3
Trout Creek Florida Community Development District (Miscellaneous Revenue)	4.88	5-1-2025	2,770,000	2,773,158
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2020	2,020,000	2,191,417
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2021	2,140,000	2,345,205
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2022	2,265,000	2,488,261
				140,811,404

Georgia : 0.68%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A (Education Revenue)	6.38	7-1-2025	1,920,000	1,887,936
Forsyth County GA Hospital Authority Georgia Baptist Health Care System Project (Health Revenue)	6.38	10-1-2028	465,000	601,863
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2016	2,175,000	2,182,656
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2017	2,220,000	2,226,971
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2018	2,500,000	2,507,325
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, Ambac Insured)	7.25	1-1-2024	400,000	552,268
Georgia Private Colleges & Universities Authority Series A (Education Revenue)	5.25	10-1-2027	2,000,000	2,267,440
Georgia Road & Tollway Authority Toll Revenue Convertible CAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A¤	0.00	6-1-2049	5,600,000	3,049,200
Georgia Road & Tollway Authority Toll Revenue CAB I-75 South Expressway Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2034	3,750,000	1,131,375
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2027	5,060,000	6,125,838
				22,532,872

Guam : 0.13%
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	3,195,000	3,565,269
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	450,000	504,531
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	9-1-2031	60,000	66,019
				4,135,819

Hawaii : 0.10%
Hawaii Series DZ (GO)	5.00	12-1-2031	2,700,000	3,155,679

Idaho : 0.57%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	6,300,000	7,330,869
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12-1-2033	3,000,000	3,561,210
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	5.75	12-1-2032	500,000	536,760
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	1,405,000	1,489,637
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	730,000	759,682

6

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Idaho (continued)
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25%	5-1-2043	$1,365,000	$1,439,201
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	500,000	524,275
Idaho Housing & Finance Association Nonprofit Facilities Revenue CAB North Star Charter School Series A (Education Revenue)	6.75	7-1-2048	1,322,876	1,302,027
Idaho Housing & Finance Association Nonprofit Facilities Revenue CAB North Star Charter School Series B (Education Revenue) 144A¤	0.00	7-1-2049	1,276,564	105,559
Idaho Housing & Finance Association Series A (Education Revenue)	6.13	7-1-2038	1,500,000	1,580,235
Idaho Housing & Finance Association SFHR Series D (Housing Revenue)	6.30	7-1-2025	295,000	295,740
				18,925,195

Illinois : 18.96%
Chicago IL Board of Education CAB City Colleges (GO, National Insured) ¤	0.00	1-1-2025	9,935,000	6,456,160
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2023	7,955,000	5,593,638
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2029	5,800,000	2,858,762
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2020	1,000,000	822,870
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2031	2,705,000	1,183,383
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2030	29,000,000	13,568,230
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2026	4,000,000	2,346,320
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2027	40,750,000	22,460,993
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2028	22,390,000	11,670,116
Chicago IL Board of Education CAB School Reform Series B-1 (GO, AGM/FGIC Insured) ¤	0.00	12-1-2029	14,205,000	7,104,773
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2029	6,250,000	3,073,875
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2031	11,750,000	5,127,818
Chicago IL Board of Education Series 2012-001 (GO, Dexia Credit Local LIQ) 144A±	0.51	12-1-2034	15,000,000	15,000,000
Chicago IL Board of Education Series A (GO, National Insured) ¤	0.00	12-1-2027	4,000,000	2,205,440
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2023	1,000,000	1,024,240
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2025	1,430,000	1,541,597
Chicago IL CAB City Colleges (GO, National Insured) ¤	0.00	1-1-2029	25,755,000	13,308,124
Chicago IL CAB City Colleges (GO, National Insured) ¤	0.00	1-1-2030	5,745,000	2,833,434
Chicago IL CAB City Colleges (GO, National Insured) ¤	0.00	1-1-2034	11,600,000	4,603,692
Chicago IL CAB Project & Refunding Series A (GO, National Insured)	5.56	1-1-2021	3,520,000	3,671,501
Chicago IL CAB Project & Refunding Series C (GO, AGM Insured) ¤	0.00	1-1-2026	7,360,000	4,678,237
Chicago IL CAB Series A (GO, National Insured) ¤	0.00	1-1-2027	3,955,000	2,288,679
Chicago IL CAB Series A (GO, National Insured) ¤	0.00	1-1-2028	5,515,000	3,004,793
Chicago IL CAB Series A (GO, National Insured) ¤	0.00	1-1-2029	4,080,000	2,108,218
Chicago IL CAB Series C (GO) ¤	0.00	1-1-2031	4,945,000	2,268,272
Chicago IL O’Hare International Airport (Airport Revenue, AGM Insured)	5.50	1-1-2043	4,530,000	5,206,374
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2038	7,500,000	8,489,475
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Series B (Airport Revenue)	5.00	1-1-2026	5,000,000	5,655,650
Chicago IL O’Hare International Airport AMT Senior Lien Series A (Airport Revenue)	5.00	1-1-2025	2,000,000	2,278,060
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	4,000,000	4,515,520
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	4,500,000	5,077,575
Chicago IL O’Hare International Airport Third Lien Series A (Airport Revenue)	5.75	1-1-2039	2,760,000	3,211,067
Chicago IL O’Hare International Airport Third Lien Series B (Airport Revenue, National Insured)	6.00	1-1-2027	1,200,000	1,205,676
Chicago IL Park District Limited Tax Series A (GO)	5.75	1-1-2038	6,715,000	7,806,456

7

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL Second Lien (Water & Sewer Revenue)	5.00%	11-1-2029	$4,500,000	$5,038,245
Chicago IL Series A (GO, National Insured)	5.00	1-1-2029	4,000,000	4,168,640
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2028	9,550,000	10,240,561
Chicago IL Series C (GO)	5.00	1-1-2034	24,015,000	24,135,315
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds (Tax Revenue)	5.25	12-1-2040	11,675,000	13,056,503
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	4,000,000	4,541,000
Chicago IL Wastewater Transmission (Water & Sewer Revenue)	5.00	1-1-2027	4,000,000	4,475,000
Chicago IL Wastewater Transmission Refunding Bond Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	2,500,000	2,639,375
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	5,000,000	5,580,250
Chicago IL Water Revenue Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	15,500,000	16,304,915
Cook County IL Community College District #508 (GO)	5.25	12-1-2043	4,000,000	4,538,400
Cook County IL Community College District #508 (GO)	5.50	12-1-2038	6,000,000	6,967,980
Cook County IL Series C (GO, AGM Insured)	5.00	11-15-2024	4,240,000	4,974,622
Cook County IL Series C (GO)	5.00	11-15-2025	2,140,000	2,472,192
Cook County IL Series C (GO)	5.00	11-15-2027	325,000	370,383
Cook County IL Series C (GO)	5.00	11-15-2028	3,455,000	3,897,205
Cook County IL Series G (GO)	5.00	11-15-2028	27,000,000	30,209,490
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (GO) ¤	0.00	2-1-2019	725,000	679,608
Illinois (GO, Ambac Insured)	5.00	4-1-2020	5,905,000	5,928,325
Illinois (GO)	5.00	1-1-2022	2,260,000	2,319,054
Illinois (Miscellaneous Revenue)	5.00	7-1-2022	6,700,000	7,576,494
Illinois (GO)	5.00	1-1-2023	1,245,000	1,278,105
Illinois (GO, Ambac Insured)	5.00	4-1-2024	1,830,000	1,835,600
Illinois (Miscellaneous Revenue)	5.00	8-1-2024	2,610,000	2,899,188
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	4,000,000	4,415,800
Illinois (GO, AGM Insured)	5.00	4-1-2026	3,000,000	3,381,930
Illinois (GO, Ambac Insured)	5.00	4-1-2027	7,585,000	7,607,679
Illinois (GO, Ambac Insured)	5.00	4-1-2028	6,705,000	6,723,640
Illinois (GO)	5.00	4-1-2028	3,685,000	3,818,323
Illinois (GO)	5.50	7-1-2025	6,000,000	6,899,460
Illinois (GO)	5.50	1-1-2030	2,900,000	3,384,474
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	4,000,000	4,465,440
Illinois Development Finance Authority Balance Community Rehabilitation Series A (Health Revenue)	7.88	7-1-2020	84,516	44,455
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11-1-2038	5,415,000	6,455,655
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2018	1,325,000	1,456,533
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2020	1,465,000	1,643,877
Illinois Finance Authority Charter Schools Refunding Bond Series A (Education Revenue)	6.88	10-1-2031	1,930,000	2,203,114
Illinois Finance Authority Charter Schools Series A (Education Revenue)	6.25	9-1-2039	7,955,000	9,082,701
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	3,300,000	3,801,567
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	675,000	682,756
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	8-15-2039	5,000,000	5,833,200
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10-1-2020	4,710,000	5,104,604
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	4-1-2031	8,000,000	9,283,520
Illinois Finance Authority University of Chicago Series B (Education Revenue)	6.25	7-1-2038	3,115,000	3,639,878
Illinois Series 1 (GO, National Insured)	6.00	11-1-2026	3,200,000	3,831,936
Illinois Series A (GO)	5.00	4-1-2021	6,675,000	7,478,069
Illinois Series A (GO, AGM Insured)	5.00	4-1-2024	3,000,000	3,406,830
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.00	6-15-2028	4,030,000	4,545,356
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2021	7,595,000	6,197,292
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2025	1,040,000	685,682
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2025	3,745,000	4,334,838

8

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00%	6-15-2026	$4,775,000	$5,480,793
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2027	8,355,000	9,508,575
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,500,000	3,981,250
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.25	1-1-2016	12,300,000	12,300,000
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,500,000	1,698,450
Kane & DeKalb Counties IL Community Unit School District #302 School Building (GO, AGM Insured)	5.50	2-1-2025	1,265,000	1,318,699
Kane & DeKalb Counties IL Community Unit School District #302 School Building (GO, AGM Insured)	5.50	2-1-2026	3,610,000	3,761,909
Kane Cook & DuPage Counties IL School District #46 CAB Series B (GO, Ambac Insured) ¤	0.00	1-1-2023	8,225,000	5,623,079
Kane Cook & DuPage Counties IL School District #46 CAB Series B (GO, Ambac Insured) ¤	0.00	1-1-2023	15,025,000	10,271,946
Kendall Kane & Will Counties IL CAB School District #308 (GO, AGM Insured) ¤	0.00	2-1-2025	1,760,000	1,266,742
Kendall Kane & Will Counties IL CAB School District #308 (GO, AGM Insured) ¤	0.00	2-1-2026	5,050,000	3,488,389
Kendall Kane & Will Counties IL CAB School District #308 (GO, AGM Insured) ¤	0.00	2-1-2027	12,050,000	7,760,321
Lake County IL School District #24 Millburn CAB (GO, National Insured) ¤	0.00	1-1-2024	2,000,000	1,472,500
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2018	3,800,000	3,595,142
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	675,000	619,353
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2020	1,250,000	1,109,075
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2021	1,040,000	891,935
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2024	5,385,000	3,978,653
Lake County IL Township High School District #126 Zion-Benton CAB (GO, National Insured) ¤	0.00	2-1-2020	910,000	807,125
McHenry & Kane Counties IL Community Consolidated School District #158 (GO)	5.63	1-15-2032	2,500,000	2,945,625
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, AGM/FGIC Insured) ¤	0.00	1-1-2023	1,905,000	1,491,786
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, National Insured) ¤	0.00	1-1-2021	6,250,000	5,332,563
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, National Insured) ¤	0.00	1-1-2019	765,000	726,276
McHenry County IL Community Unit School District #12 Johnsburg (GO, Build America Mutual Assurance Company Insured)	5.00	1-1-2033	1,835,000	2,047,768
Metropolitan Pier & Exposition Authority Illinois CAB FSA (Tax Revenue, AGM/MBIA Insured) ¤	0.00	12-15-2029	25,700,000	14,313,358
Metropolitan Pier & Exposition Authority Illinois CAB FSA (Tax Revenue, AGM/MBIA Insured) ¤	0.00	6-15-2030	9,740,000	5,231,257
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2026	8,925,000	5,894,159
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2031	18,560,000	9,314,336
Regional Transportation Authority Illinois (Tax Revenue, AGM Insured)	5.75	6-1-2023	400,000	502,152
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	2,345,000	2,255,562
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	2,525,000	2,090,271
Springfield IL Senior Lien Notes (Utilities Revenue, National Insured)	5.00	3-1-2024	1,425,000	1,535,480
Tazewell County IL School District #51 (GO, National Insured)	9.00	12-1-2023	500,000	738,915
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2026	2,355,000	1,628,388
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2027	2,435,000	1,596,313

9

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75%	4-1-2038	$14,000,000	$16,456,720
Will County IL Community Unified School District #201 U Crete-Monee CAB (GO, National Insured) ¤	0.00	11-1-2023	1,500,000	1,140,930
				624,959,872

Indiana : 1.53%
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2040	5,000,000	5,531,700
Indiana Finance Authority Environmental Duke Energy Series B (Industrial Development Revenue)	6.00	8-1-2039	2,000,000	2,338,520
Indiana Finance Authority I-69 Development Partners (Miscellaneous Revenue)	5.25	9-1-2034	5,000,000	5,581,850
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	9,970,000	10,780,561
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2040	2,470,000	2,661,771
Indiana HEFA Clarian Health Series B (Health Revenue)	5.00	2-15-2022	3,050,000	3,169,896
Indianapolis IN Local Public Improvement Bond Bank Airport Authority Project Series F (Miscellaneous Revenue, Ambac Insured)	5.00	1-1-2023	2,750,000	2,888,133
Indianapolis IN Local Public Improvement Bond Bank ROC RR II R-11779 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.22	1-1-2017	15,000,000	15,000,000
Valparaiso IN Pratt Paper LLC Project (Industrial Development Revenue)	5.88	1-1-2024	2,235,000	2,593,583
				50,546,014

Iowa : 0.08%
Coralville IA Certificate of Participation Series D (Miscellaneous Revenue)	5.25	6-1-2026	2,695,000	2,697,884

Kansas : 0.22%
Kansas Independent College Finance Authority RAN Ottawa University Series C (Education Revenue)	4.60	5-1-2015	2,300,000	2,301,265
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A2 (Housing Revenue, GNMA Insured)	6.70	6-1-2029	100,000	101,102
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series A (Tax Revenue) ¤	0.00	6-1-2021	6,840,000	4,936,428
				7,338,795

Kentucky : 0.76%
Kentucky EDFA Balance Norton Series B (Health Revenue, National Insured) ¤	0.00	10-1-2028	4,845,000	2,887,765
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2024	9,260,000	6,726,927
Kentucky EDFA Series 2980 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.34	8-15-2024	10,500,000	10,500,000
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2030	2,000,000	904,140
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2031	2,780,000	1,157,370
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2032	2,500,000	969,925
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series C (Transportation Revenue) ¤	0.00	7-1-2033	1,000,000	727,210
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series C (Transportation Revenue) ¤	0.00	7-1-2034	1,505,000	1,091,441
				24,964,778

Louisiana : 2.64%
Louisiana Local Government Environmental Facilities (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2018	3,295,000	3,422,813
Louisiana Public Facilities Authority Dock & Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50	7-1-2036	10,500,000	11,822,790

10

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Louisiana (continued)
Louisiana Tobacco Settlement Financing Corporation Revenue Bonds Series A (Tobacco Revenue)	5.00%	5-15-2025	$12,500,000	$12,915,250
New Orleans LA (GO, FGIC Insured)	5.50	12-1-2021	2,050,000	2,335,955
New Orleans LA Aviation Board AMT Series B (Airport Revenue)	5.00	1-1-2031	1,000,000	1,132,670
New Orleans LA Aviation Board AMT Series B (Airport Revenue, AGM Insured)	5.00	1-1-2032	9,000,000	10,242,090
New Orleans LA Aviation Board AMT Series B (Airport Revenue, AGM Insured)	5.00	1-1-2033	3,000,000	3,403,350
New Orleans LA Aviation Board AMT Series B (Airport Revenue)	5.00	1-1-2034	4,750,000	5,313,208
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	6,500,000	7,470,125
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (Industrial Development Revenue) ø	0.20	11-1-2040	13,000,000	13,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B-1 (Industrial Development Revenue) ø	0.18	11-1-2040	16,000,000	16,000,000
				87,058,251

Maine : 0.21%
Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, AGM Insured)	5.88	12-1-2039	6,235,000	6,929,330

Maryland : 0.01%
Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A (Miscellaneous Revenue)	8.00	8-15-2020	296,000	378,625

Massachusetts : 1.03%
Deutsche Bank SPEAR/LIFER Trust Series DBE 1163 (Education Revenue, Deutsche Bank LIQ) 144Aø	0.18	10-1-2048	11,630,000	11,630,000
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2031	2,150,000	2,522,187
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	3,900,000	4,571,580
Massachusetts Educational Finance Authority Series B (Education Revenue)	5.38	1-1-2020	2,360,000	2,558,594
Massachusetts Educational Finance Authority Series E (Education Revenue, Ambac Insured)	5.30	1-1-2016	40,000	40,158
Massachusetts Educational Finance Authority Series I (Education Revenue)	6.00	1-1-2028	2,365,000	2,518,583
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2020	6,000,000	6,746,160
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2021	3,000,000	3,398,970
				33,986,232

Michigan : 5.66%
Detroit MI City School District Building & Site Improvement Series A (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2019	5,900,000	5,921,830
Detroit MI Distribution of State Aid (GO)	5.00	11-1-2030	2,755,000	2,944,131
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2018	3,050,000	2,514,481
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2019	3,050,000	2,364,574
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	2,070,000	1,506,898
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	9,675,000	11,313,074
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2026	1,075,000	1,244,463
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2028	1,450,000	1,648,592
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2029	1,350,000	1,520,816
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2030	1,775,000	1,991,532
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2031	1,425,000	1,595,615
Michigan Finance Authority Limited Obligation Holly Academy (Education Revenue)	6.50	10-1-2020	180,000	197,093
Michigan Finance Authority Limited Obligation Holly Academy (Education Revenue)	8.00	10-1-2040	1,175,000	1,396,535
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	7.50	12-1-2020	360,000	386,287

11

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.00%	12-1-2030	$1,135,000	$1,259,771
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.25	12-1-2039	2,220,000	2,487,177
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	5.25	11-1-2015	70,000	70,618
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	6.25	11-1-2020	440,000	473,312
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D4 (Water & Sewer Revenue)	5.00	7-1-2031	6,500,000	7,145,775
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	3,250,000	3,567,558
Michigan Finance Authority Refunding Notes Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	12,625,000	13,724,638
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	2,000,000	2,306,980
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2026	1,945,000	2,226,694
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	2,260,000	2,565,981
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2028	3,480,000	3,917,123
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2032	5,750,000	6,368,700
Michigan Finance Authority Revenue Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	1,000,000	1,135,390
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2031	1,340,000	1,524,478
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2032	2,000,000	2,268,360
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2033	2,975,000	3,361,274
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2034	3,670,000	4,165,634
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2039	7,955,000	8,980,956
Michigan Municipal Bond Authority Revenue CAB Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	175,000	171,710
Michigan Municipal Bond Authority Revenue CAB Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	365,000	347,279
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	150,000	150,935
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2017	550,000	578,809
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	4.25	12-1-2016	2,770,000	2,833,433
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2015	1,480,000	1,504,524
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2017	2,475,000	2,576,475
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2023	1,185,000	1,210,940
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.63	5-1-2016	1,000,000	1,013,100
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.75	5-1-2017	450,000	460,364
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.00	5-1-2019	100,000	101,545
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	4,610,000	4,669,100
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2019	75,000	67,076
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2020	205,000	177,803
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Bond Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.45	5-1-2029	19,840,000	19,840,000
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue)	8.75	9-1-2039	3,500,000	2,275,000
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	3,745,000	2,434,250
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.50	9-1-2029	1,500,000	975,000

12

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy (Education Revenue)	7.00%	10-1-2036	$1,195,000	$1,245,202
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10-1-2023	800,000	399,976
Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.38	12-1-2030	2,085,000	2,351,609
Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.63	12-1-2039	4,170,000	4,746,586
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project Series KT (Utilities Revenue)	5.63	7-1-2020	1,200,000	1,419,684
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	15,500,000	15,784,890
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	4,505,000	4,567,034
Star International Academy Michigan (Miscellaneous Revenue)	3.15	3-1-2016	200,000	201,604
Star International Academy Michigan (Miscellaneous Revenue)	3.40	3-1-2017	100,000	101,710
Wayne Charter County MI Building Improvement Series A (GO)	6.75	11-1-2039	9,080,000	8,973,128
Wayne County MI Airport Authority Junior Lien (Airport Revenue, National Insured)	5.00	12-1-2016	1,115,000	1,190,106
				186,465,212

Minnesota : 0.02%
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	750,000	785,280

Mississippi : 0.74%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	8,155,000	9,301,919
Perry County MS PCR Leaf River Forest Product Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	0.24	2-1-2022	15,000,000	15,000,000
				24,301,919

Missouri : 0.58%
Independence MO Thirty-Ninth Street Transportation District Improvement Development Road Improvement Project (Tax Revenue)	6.88	9-1-2032	4,600,000	4,906,682
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	2,105,000	2,237,320
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2015	750,000	757,028
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2016	1,500,000	1,589,430
St. Louis MO IDA Convention Center Hotel (Miscellaneous Revenue, Ambac Insured) ¤	0.00	7-15-2019	2,475,000	2,212,254
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.25	7-1-2029	2,000,000	2,313,660
St. Louis MO PFOTER Series 3584 (Airport Revenue, National Insured, Dexia Credit Local LIQ) ø	0.20	7-1-2030	5,190,000	5,190,000
				19,206,374

Nebraska : 0.03%
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,020,000	1,144,634

Nevada : 0.04%
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2022	540,000	585,581
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2023	425,000	462,052
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2024	300,000	327,777
				1,375,410

13

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New Hampshire : 0.06%
Manchester NH Housing & RDA CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00%	1-1-2021	$2,375,000	$1,687,746
Manchester NH Housing & RDA CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	1-1-2025	250,000	129,885
				1,817,631

New Jersey : 6.17%
Bayonne NJ School Refunding Bonds (GO, AGM Insured)	5.00	7-15-2023	2,505,000	2,956,000
New Jersey EDA (Miscellaneous Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.26	12-15-2020	10,465,000	10,465,000
New Jersey EDA Natural Gas Company Project Series C (Utilities Revenue, National Insured) ±	4.90	10-1-2040	5,680,000	5,808,652
New Jersey EDA School Facilities Construction Project Series C (Miscellaneous Revenue) ±	1.82	2-1-2018	3,000,000	3,073,470
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.57	9-1-2027	10,675,000	10,521,814
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.62	3-1-2028	40,085,000	39,415,981
New Jersey EDA Special Facility Revenue Continental Airlines Incorporated Project (Industrial Development Revenue)	4.88	9-15-2019	6,500,000	6,846,450
New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.67	6-1-2029	5,000,000	5,000,000
New Jersey TTFA (Transportation Revenue)	6.00	12-15-2038	10,425,000	11,949,344
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2030	19,575,000	9,524,216
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	6,000,000	3,655,740
New Jersey TTFA PFOTER Series 109 (Transportation Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local SPA) 144Aø	0.21	12-15-2030	8,000,000	8,000,000
New Jersey TTFA Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2023	2,000,000	2,448,760
New Jersey TTFA Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2025	10,000,000	12,495,300
New Jersey TTFA Series AA (Miscellaneous Revenue)	5.00	6-15-2038	8,165,000	8,736,223
New Jersey TTFA Series B (Miscellaneous Revenue)	5.00	6-15-2042	10,000,000	10,691,500
New Jersey TTFA Series B (Miscellaneous Revenue)	5.25	6-15-2036	3,435,000	3,699,976
New Jersey TTFA Series D (Transportation Revenue)	5.00	6-15-2032	8,000,000	8,644,480
Newark NJ Housing Authority Port Newark Marine Terminal Rental (Miscellaneous Revenue, National Insured)	5.00	1-1-2032	7,620,000	8,734,730
Rutgers NJ State University Series L (Education Revenue)	5.00	5-1-2033	3,560,000	4,117,389
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2023	1,500,000	1,720,695
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2024	4,500,000	5,114,925
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2025	3,400,000	3,839,178
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2026	3,920,000	4,396,319
Washington Township NJ Board of Education Mercer County PFOTER (GO, AGM Insured, Dexia Bank SPA) ø	0.15	1-1-2028	11,390,000	11,390,000
				203,246,142

New Mexico : 0.33%
New Mexico Mortgage Finance Authority SFMR Class I (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	815,000	869,654
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.87	11-1-2039	10,000,000	10,044,800
				10,914,454

New York : 10.94%
Deutsche Bank SPEAR/LIFER Trust Series DB 1220 (Housing Revenue, Deutsche Bank LIQ) 144A±	0.55	10-1-2053	8,535,000	8,535,000
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	3,500,000	3,992,975
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	8.25	2-1-2041	9,890,000	11,607,102
Metropolitan Transportation Authority New York Series 2008-C (Transportation Revenue)	6.50	11-15-2028	8,000,000	9,542,560

14

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Metropolitan Transportation Authority New York Series D-1 (Transportation Revenue)	5.25%	11-15-2044	$42,180,000	$49,215,202
Metropolitan Transportation Authority New York Services Contract Series 7 (Miscellaneous Revenue)	5.63	7-1-2016	1,850,000	1,898,156
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.90	5-1-2018	2,940,000	2,941,411
New York Dormitory Authority Series B (Tax Revenue)	5.75	3-15-2036	10,000,000	11,628,700
New York Energy R&D Authority Brooklyn Union Gas Company Series B (Utilities Revenue) (x)	13.53	7-1-2026	4,300,000	4,344,290
New York Energy R&D Authority Linked SAVRS & Residual Interest Bonds Brooklyn (Utilities Revenue)	6.95	7-1-2026	2,600,000	2,613,390
New York NY Housing Development Corporation 8 Spruce Street Class E (Housing Revenue)	3.50	2-15-2048	3,000,000	3,084,510
New York NY Housing Development Corporation Mortgage Refunding Bond 8 Spruce Street Class F (Housing Revenue)	4.50	2-15-2048	3,500,000	3,574,620
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA (Water & Sewer Revenue)	5.00	6-15-2044	17,400,000	19,587,006
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.00	6-15-2044	30,265,000	34,348,354
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.25	6-15-2044	9,800,000	11,297,048
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	13,335,154
New York NY Municipal Water Finance Authority 2nd General Resolution Series FF (Water & Sewer Revenue)	5.00	6-15-2045	10,765,000	12,076,285
New York NY Municipal Water Finance Authority Series 2009-A (Water & Sewer Revenue)	5.75	6-15-2040	5,000,000	5,732,150
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.12	6-15-2032	5,000,000	5,000,000
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.00	6-15-2038	36,650,000	39,643,206
New York NY Municipal Water Finance Authority Water & Sewer System Series DD (Water & Sewer Revenue)	5.00	6-15-2026	3,255,000	3,848,289
New York NY Series F-1 (GO)	5.00	3-1-2032	3,000,000	3,431,310
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue)	5.75	1-15-2039	2,500,000	2,901,625
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I (Tax Revenue)	5.00	5-1-2033	5,395,000	6,243,903
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bonds Series A (Tax Revenue)	5.00	8-1-2031	7,075,000	8,326,285
New York NY Transitional Finance Authority Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	9,800,000	9,800,000
New York Urban Development Corporation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	21,000,000	21,002,940
New York Urban Development Corporation Personal Income Tax Series A Group B (Tax Revenue)	5.00	3-15-2031	32,420,000	38,062,701
Niagara Falls NY Public Improvement Project (GO, National Insured)	7.50	3-1-2016	685,000	724,346
Niagara Falls NY Public Improvement Project (GO, National Insured)	7.50	3-1-2016	65,000	69,323
Port Authority of New York & New Jersey Special Obligation JFK International Airport Terminal 6 (Airport Revenue, National Insured)	5.75	12-1-2025	4,000,000	4,012,240
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	4.50	6-1-2026	520,000	571,594
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	5.00	6-1-2025	500,000	570,500
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	1,750,000	1,949,815
Westchester County NY Local Development Pace University Series B (Education Revenue) ø	1.50	5-1-2044	5,000,000	5,000,000
				360,511,990

North Carolina : 0.60%
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	1-1-2026	1,250,000	1,435,575
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	1-1-2024	2,000,000	2,393,560
North Carolina Medical Care Commission Health Care Facilities University Health System Series D (Health Revenue)	6.25	12-1-2033	8,500,000	10,086,695

15

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
North Carolina (continued)
North Carolina Medical Care Commission University Health System Eastern (Health Revenue)	6.00%	12-1-2029	$5,000,000	$5,888,500
				19,804,330

Ohio : 1.29%
Akron OH Sewer System (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2016	1,500,000	1,600,785
Allen County OH Catholic Healthcare Series B (Health Revenue)	5.25	9-1-2027	3,825,000	4,436,656
Cleveland OH Airport System Revenue Series A (Airport Revenue)	5.00	1-1-2025	4,015,000	4,581,195
Cleveland OH Airport System Revenue Series A (Airport Revenue, AGM Insured)	5.00	1-1-2031	3,600,000	3,999,636
Kings OH Local School District (GO, National/FGIC Insured)	7.50	12-1-2016	435,000	467,821
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, National Insured)	6.25	4-1-2020	2,500,000	2,816,875
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	5,000,000	5,212,000
Ohio Enterprise Bond Toledo Series 2A (Industrial Development Revenue)	5.50	12-1-2019	1,750,000	1,944,915
Ohio Turnpike Commission CAB Series A-4 (Transportation Revenue) ¤	0.00	2-15-2034	8,500,000	7,111,355
Ohio Water Development Authority Pollution Control AMT Series C (Industrial Development Revenue) ±	3.95	11-1-2032	8,000,000	8,355,680
RiverSouth Authority OH Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	1,900,000	2,054,736
				42,581,654

Oklahoma : 0.26%
McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, State Street Bank & Trust Company LOC, National Insured)	6.00	1-1-2023	4,220,000	4,724,163
Tulsa OK Airports Improvement Trust AMT Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2035	1,055,000	1,146,205
Tulsa OK Airports Improvement Trust AMT Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2045	2,500,000	2,706,100
				8,576,468

Oregon : 0.53%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	4,500,000	5,413,275
Oregon Department of Administration Lottery Services Series D (Miscellaneous Revenue)	5.00	4-1-2028	10,000,000	12,155,500
				17,568,775

Pennsylvania : 5.19%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63	8-15-2039	5,130,000	5,860,769
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.52	11-1-2039	20,000,000	20,497,600
Butler County PA Hospital Authority Series A (Health Revenue, Royal Bank of Scotland LOC) ø	0.22	10-1-2042	3,000,000	3,000,000
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,000,000	2,115,220
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	1,420,000	1,421,448
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-2032	13,610,000	16,729,684
Delaware Valley PA Regional Finance Authority Local Government Series C (Miscellaneous Revenue, Ambac Insured)	7.75	7-1-2027	4,160,000	5,989,152
Delaware Valley PA Regional Finance Authority Series 2996 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.27	7-1-2017	5,500,000	5,500,000
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,420,000	19,621,079
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.20	6-1-2042	16,800,000	16,800,000
Luzerne County PA Series E (GO, AGM Insured)	8.00	11-1-2027	135,000	162,761
Penn Hills Municipality PA Series B (GO, Ambac Insured) ¤	0.00	12-1-2017	1,000,000	949,850

16

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Pennsylvania EDFA PA Bridges Finco LP (Industrial Development Revenue)	5.00%	12-31-2034	$4,000,000	$4,424,280
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2015	9,250,000	9,451,280
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2025	3,790,000	2,643,108
Pennsylvania HFA Single Family Mortgage Revenue Bonds AMT Series A (Housing Revenue)	4.70	10-1-2037	3,655,000	3,698,275
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2024	3,000,000	3,466,410
Pennsylvania Second Series (GO)	5.00	10-15-2031	10,000,000	11,529,200
Pennsylvania Second Series (GO)	5.00	10-15-2032	15,000,000	17,244,900
Pennsylvania Turnpike Commission Motor License Series B1 (Transportation Revenue)	5.00	12-1-2040	12,410,000	13,579,022
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	2,000,000	2,224,900
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	290,000	317,446
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2022	2,000,000	2,323,840
Wilkes Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2022	1,600,000	1,674,384
				171,224,608

Puerto Rico : 0.80%
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	7,000,000	7,229,390
Puerto Rico Highway & Transportation Authority Series AA (Transportation Revenue, National Insured)	5.50	7-1-2020	3,015,000	3,140,213
Puerto Rico Highway & Transportation Authority Series Y (Tax Revenue, AGM Insured)	6.25	7-1-2021	9,000,000	9,874,710
Puerto Rico Highway & Transportation Authority Series Z (Tax Revenue, AGM Insured)	6.00	7-1-2018	5,570,000	5,972,655
				26,216,968

Rhode Island : 1.41%
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	3,335,000	3,340,236
Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	6.25	6-1-2042	43,085,000	43,220,287
				46,560,523

South Carolina : 1.40%
Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (Industrial Development Revenue)	6.75	5-1-2017	400,000	447,684
Cherokee County SC Scago Educational Facilities Corporation Cherokee School District #1 Series B (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2026	2,295,000	2,403,301
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	121,679	103,128
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	181,929	123,566
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	164,621	125,030
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2021	2,870,000	3,073,598
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2022	905,000	968,106
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2023	6,950,000	7,425,033
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2031	2,890,000	3,052,620
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	760,000	783,750

17

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75%	1-1-2019	$210,000	$252,521
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10	10-1-2029	1,985,000	2,137,924
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	1,500,000	1,668,585
South Carolina Public Service Authority Revenue Series A (Utilities Revenue, National Insured, Citibank NA LIQ) ø	0.17	1-1-2036	10,000,000	10,000,000
South Carolina Public Service Authority Revenue Series A (Utilities Revenue)	5.00	12-1-2050	6,500,000	7,198,620
South Carolina Public Service Authority Revenue Series C (Utilities Revenue)	5.00	12-1-2031	5,500,000	6,381,815
				46,145,281

South Dakota : 0.42%
Rapid City SD Series A (Airport Revenue)	6.75	12-1-2031	1,020,000	1,158,230
Rapid City SD Series A (Airport Revenue)	7.00	12-1-2035	750,000	856,860
South Dakota EDFA Pooled Loan Program Spearfish Forest Series A (Miscellaneous Revenue)	5.88	4-1-2028	2,350,000	2,460,967
South Dakota HEFA Regional Health (Health Revenue)	4.25	9-1-2024	3,400,000	3,647,282
South Dakota HEFA Sanford Health Project (Health Revenue)	5.50	11-1-2040	5,000,000	5,654,900
				13,778,239

Tennessee : 0.42%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2022	3,090,000	3,514,350
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,485,000	1,766,348
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2025	6,385,000	7,376,910
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2027	1,000,000	1,159,000
				13,816,608

Texas : 8.09%
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2039	8,000,000	9,014,640
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	3,500,000	3,925,635
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Education Revenue)	7.75	8-15-2041	2,000,000	2,086,220
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue, National Insured)	4.25	1-1-2016	440,000	453,279
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2025	2,000,000	2,283,940
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2033	2,740,000	3,054,114
Dallas TX (GO)	5.00	2-15-2026	10,900,000	13,283,721
Dallas TX Independent School District School Building (GO, Permanent School Fund Insured)	6.38	2-15-2034	10,000,000	11,557,400
Dallas-Fort Worth TX International Airport Facilities Series 2001-A1 (Industrial Development Revenue)	6.15	1-1-2016	6,065,000	6,094,294
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ¤	0.00	10-1-2029	1,015,000	804,591
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ¤	0.00	10-1-2030	2,000,000	1,580,020
Houston TX Airport System Revenue AMT Series B2 (Airport Revenue)	5.00	7-15-2020	1,350,000	1,450,980
Houston TX Airport System Revenue AMT Series C (Airport Revenue)	5.00	7-15-2020	1,250,000	1,337,325
Houston TX Housing Finance Corporation Cullen Park Apartments Series A (Housing Revenue, FNMA LIQ)	5.70	12-1-2033	965,000	974,438
Houston TX Water Conveyance Systems Certificate of Participation Series H (Miscellaneous Revenue, Ambac Insured)	7.50	12-15-2015	1,400,000	1,452,822
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	6.25	8-15-2021	4,150,000	4,998,758
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	7.50	8-15-2041	6,500,000	8,172,710

18

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25%	2-15-2017	$330,000	$351,612
Lewisville TX Combination Contract Revenue & Special Assessment Capital Improvement District #3 (Miscellaneous Revenue, ACA Insured)	6.13	9-1-2029	3,280,000	3,288,069
Lewisville TX Combination Contract Revenue & Special Assessment Capital Improvement District #4 (Miscellaneous Revenue)	6.75	10-1-2032	2,005,000	2,094,824
Lower Colorado TX River Authority Prerefunded Series A (Miscellaneous Revenue)	6.50	5-15-2037	15,000	17,491
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2033	2,475,000	2,817,911
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2036	8,855,000	10,040,950
Lower Colorado TX River Authority Unrefunded Balance (Miscellaneous Revenue)	6.50	5-15-2037	4,985,000	5,020,094
Lower Colorado TX River Authority Unrefunded Balance (Miscellaneous Revenue)	7.25	5-15-2037	95,000	95,768
Mission TX Economic Development Corporation Solid Waste Disposal Revenue Bond Republic Services Incorporated Series A (Resource Recovery Revenue) ±	0.30	1-1-2020	12,000,000	12,000,000
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Education Revenue)	6.00	8-15-2032	1,750,000	1,806,823
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Education Revenue)	6.00	8-15-2042	2,330,000	2,405,515
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.19	11-1-2040	10,000,000	10,000,000
Port Houston TX Authority Series D-1 (GO)	5.00	10-1-2035	10,000,000	11,623,000
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2022	1,735,000	1,836,463
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2023	1,000,000	1,055,870
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2024	750,000	789,563
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Program Series B (Housing Revenue, GNMA/FNMA Insured)	6.00	2-1-2036	218,455	225,404
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Program Series B (Housing Revenue, GNMA/FNMA Insured)	6.30	10-1-2035	150,556	153,760
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	5-15-2017	1,400,000	1,463,686
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.22	11-15-2029	15,000,000	15,000,000
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2974 (Health Revenue, Credit Suisse LIQ) 144Aø	0.22	11-15-2029	3,200,000	3,200,000
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Health Revenue)	5.00	2-15-2023	9,900,000	10,632,006
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2023	9,340,000	11,134,214
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.49	9-15-2017	12,165,000	12,165,973
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	20,500,000	23,559,625
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2023	11,250,000	13,021,875
Texas Municipal Power Agency (Utilities Revenue, National Insured) ¤	0.00	9-1-2015	40,000	39,954
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	6.75	6-30-2043	4,000,000	4,894,720
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	12,500,000	15,598,000
Texas Transportation Commission Highway Improvement (Miscellaneous Revenue)	5.00	4-1-2028	7,280,000	8,768,032
Texas Transportation Commission Mobility Fund (Miscellaneous Revenue)	5.00	10-1-2026	7,100,000	8,689,193
Travis County TX Housing Finance Corporation Series A (Housing Revenue, GNMA Insured)	6.35	10-1-2034	303,634	306,567
				266,621,849

19

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Utah : 0.48%
Spanish Fork City UT Charter School American Leadership Academy (Education Revenue) 144A	5.55%	11-15-2021	$1,160,000	$1,185,717
Utah County UT Charter School Ronald Wilson Reagan Series A (Education Revenue)	5.75	2-15-2022	640,000	669,190
Utah State Charter School Finance Authority Early Light Academy Project (Education Revenue)	8.50	7-15-2046	6,480,000	7,458,610
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2030	2,045,000	2,245,799
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2041	3,910,000	4,291,421
				15,850,737

Vermont : 1.43%
Vermont Student Assistance Corporation Education Loan Revenue Series B (Education Revenue) ±	1.17	6-2-2042	30,336,439	30,268,182
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.26	12-3-2035	16,800,000	16,895,088
				47,163,270

Virgin Islands : 0.29%
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2018	8,860,000	9,664,577

Virginia : 0.65%
Albemarle County VA Industrial Development Revenue Jefferson Scholars Foundation Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	10-1-2037	5,450,000	5,450,000
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2018	2,025,000	2,066,897
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2019	1,590,000	1,618,827
Dulles VA Town Center CDA (Miscellaneous Revenue)	5.00	3-1-2021	1,395,000	1,479,119
Dulles VA Town Center CDA (Miscellaneous Revenue)	5.00	3-1-2022	1,100,000	1,169,278
Fairfax County VA Redevelopment & Housing Authority Housing for the Elderly Series A (Housing Revenue, FHA Insured)	6.00	9-1-2016	310,000	311,200
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	9-1-2041	1,824,000	248,502
Marquis VA CDA Series B (Tax Revenue)	5.63	9-1-2041	1,310,000	1,197,772
Prince William County VA County Facilities (Miscellaneous Revenue)	5.00	10-1-2024	2,560,000	3,135,821
Riverside VA Regional Jail Authority (Miscellaneous Revenue)	5.00	7-1-2025	3,435,000	4,087,066
Virginia Resources Authority Unrefunded Balance Series A (Utilities Revenue, National Insured)	5.50	5-1-2016	30,000	30,133
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	733,000	739,318
				21,533,933

Washington : 3.20%
King County WA Multi-Modal Limited Tax Series B (GO, State Street Bank & Trust Company SPA) ø	0.01	1-1-2040	10,000,000	10,000,000
Spokane WA Housing Finance Commission Riverview Retirement Community Project (Health Revenue)	5.00	1-1-2023	1,725,000	1,879,664
Washington Health Care Facilities Authority Central Washington (Health Revenue)	7.00	7-1-2039	5,000,000	5,831,250
Washington Series B (GO)	5.00	2-1-2033	15,995,000	18,865,303
Washington Series B (GO)	5.00	2-1-2034	15,780,000	18,596,865
Washington Series B (GO)	5.00	2-1-2035	17,500,000	20,574,750
Washington Series R (Miscellaneous Revenue)	5.00	7-1-2028	24,640,000	29,726,928
				105,474,760

West Virginia : 0.09%
Ohio County WV Fort Henry Center Financing District Series A (Tax Revenue)	5.00	6-1-2015	215,000	215,589
West Virginia Hospital Finance Authority Improvement Series D (Health Revenue, AGM Insured)	5.50	6-1-2033	2,305,000	2,587,040
				2,802,629

20

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin : 0.72%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)		6.00%	8-1-2033	$2,120,000	$2,404,970
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)		6.25	8-1-2043	4,650,000	5,324,669
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)		5.00	12-15-2030	1,395,000	1,559,150
Wisconsin HEFA Bellin Memorial Hospital (Health Revenue) %%		5.00	12-1-2023	1,305,000	1,555,234
Wisconsin HEFA Aurora Health Care Incorporated Series A (Health Revenue)		5.25	4-15-2024	1,025,000	1,155,954
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)		0.11	6-1-2019	7,000,000	6,790,000
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		6.00	8-1-2023	470,000	509,673
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		6.75	8-1-2033	1,430,000	1,606,491
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		7.00	8-1-2043	1,575,000	1,792,004
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		7.20	8-1-2048	940,000	1,078,518
					23,776,663

Wyoming : 0.38%
Sweetwater County WY Pollution Control Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø		0.22	1-1-2017	10,000,000	10,000,000
West Park Hospital District Wyoming Series B (Health Revenue)		6.50	6-1-2027	500,000	587,475
Wyoming CDA (Education Revenue)		6.50	7-1-2043	1,600,000	1,840,128
					12,427,603

Total Municipal Obligations (Cost $3,059,348,035)					3,220,819,452

Short-Term Investments : 0.96%

		Yield		Shares
Investment Companies : 0.82%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##		0.01%		27,024,063	27,024,063

				Principal
U.S. Treasury Securities : 0.14%
U.S. Treasury Bill #(z)		0.02	6-18-2015	$4,825,000	4,824,817

Total Short-Term Investments (Cost $31,848,676)					31,848,880

Total investments in securities (Cost $3,091,196,711)*	98.66%				3,252,668,332
Other assets and liabilities, net	1.34				44,095,981

Total net assets	100.00%				$3,296,764,313

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(h)	Underlying security in an inverse floater structure
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(x)	Inverse floating rate security
%%	The security is issued on a when-issued basis.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

21

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $3,092,317,738 and unrealized gains (losses) consists of:

Gross unrealized gains	$175,233,343
Gross unrealized losses	(14,882,749)

Net unrealized gains	$160,350,594

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Farm Service Agency
GO	General obligation
GNMA	Government National Mortgage Association
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MBIA	Municipal Bond Insurance Association
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
Radian	Radian Asset Assurance
RAN	Revenue anticipation notes
R&D	Research & development
RDA	Redevelopment Authority
ROC	Reset option certificates
SAVRS	Select auction variable rate securities
SFHR	Single-family housing revenue
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TTFA	Transportation Trust Fund Authority

22

Wells Fargo Advantage Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

1

NOTES TO FINANCIAL STATEMENTS continued

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$3,214,029,452	$6,790,000	$3,220,819,452
Short-term investments
Investment companies	27,024,063	0	0	27,024,063
U.S. Treasury securities	4,824,817	0	0	4,824,817

Total assets	$31,848,880	$3,214,029,452	$6,790,000	$3,252,668,332

Liabilities
Futures contracts	$0	$740,625	$0	$740,625

Total liabilities	$0	$740,625	$0	$740,625

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended March 31, 2015, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At March 31, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2015	Unrealized losses
6-19-2015	JPMorgan	880 Short	U.S. Treasury Bonds	$144,210,000	$(2,123,302)
6-19-2015	JPMorgan	1,226 Short	10-Year U.S. Treasury Notes	158,039,063	(1,015,407)

2

Wells Fargo Advantage North Carolina Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.16%
California : 1.12%
University of California Series G (Education Revenue)	5.00%	5-15-2037	$1,000,000	$1,145,300

Guam : 4.60%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,113,590
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00	11-1-2026	2,000,000	2,388,740
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2023	1,000,000	1,189,890
				4,692,220

Illinois : 0.98%
Chicago IL Board of Education Refunding Bond Series A (GO) ±	4.02	3-1-2032	1,000,000	1,006,080

Indiana : 1.15%
Indiana Finance Authority Wastewater Utilities Revenue CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,000,000	1,174,200

New York : 1.69%
New York Dormitory Authority Personal Income Tax Series B (Tax Revenue)	5.00	3-15-2042	1,500,000	1,723,575

North Carolina : 79.05%
Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	8-1-2035	3,000,000	3,330,180
Charlotte NC Airport Series A (Airport Revenue)	5.50	7-1-2034	2,500,000	2,902,825
Charlotte NC AMT Series B (Airport Revenue)	5.00	7-1-2020	1,480,000	1,727,545
Charlotte NC AMT Series B (Airport Revenue)	5.50	7-1-2024	810,000	928,835
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	12-1-2026	1,160,000	1,382,801
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2030	1,000,000	1,166,720
Charlotte NC Certificate of Participation Series E (Miscellaneous Revenue)	5.00	6-1-2023	3,650,000	4,135,633
Charlotte NC Douglas Airport Series A (Airport Revenue)	5.00	7-1-2025	1,645,000	1,918,300
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	1-15-2027	1,885,000	2,079,419
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2025	1,000,000	1,194,150
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2026	1,000,000	1,190,170
Fayetteville NC Public Works Commission Series B (Utilities Revenue)	5.00	3-1-2023	600,000	681,936
Johnston NC Memorial Hospital Authority (Health Revenue, AGM/FHA Insured)	5.25	10-1-2036	1,960,000	2,154,079
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	3-1-2022	1,035,000	1,185,479
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2026	1,000,000	1,149,680
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2028	3,000,000	3,447,390
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured)	5.13	10-1-2031	1,800,000	2,014,560
North Carolina Capital Improvement Limited Series A (Miscellaneous Revenue)	5.00	5-1-2026	3,000,000	3,368,340
North Carolina HFA Series 25-A (Housing Revenue) ±	4.65	7-1-2021	2,195,000	2,305,562
North Carolina HFA Series B (Housing Revenue)	4.25	1-1-2028	3,915,000	4,073,166
North Carolina Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2022	1,000,000	1,211,560
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	6-1-2029	2,000,000	2,273,280
North Carolina Medical Care Commission Cleveland County Health Care System (Health Revenue)	5.00	1-1-2018	500,000	556,130
North Carolina Medical Care Commission Health Care Facilities University Health System Series D (Health Revenue)	6.25	12-1-2033	1,500,000	1,780,005
North Carolina Medical Care Commission Hugh Chatam Memorial Hospital Project (Health Revenue, Radian Insured)	5.50	10-1-2020	940,000	941,410
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.50	10-1-2031	2,000,000	2,066,560
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.60	10-1-2036	1,500,000	1,548,750

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value
North Carolina (continued)
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)		5.00%	6-1-2026	$385,000	$434,068
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)		5.00	6-1-2032	500,000	548,150
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)		5.00	7-1-2033	1,000,000	1,045,290
North Carolina Medical Care Commission Wake Forest Baptist Medical Center (Health Revenue)		5.00	12-1-2022	1,950,000	2,327,247
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)		5.00	1-1-2021	2,720,000	3,141,328
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)		5.00	1-1-2030	1,550,000	1,732,032
North Carolina Port Authority Series B (Airport Revenue)		5.00	2-1-2025	3,540,000	3,995,032
North Carolina Raleigh-Durham Airport Authority Series B-1 (Airport Revenue)		5.00	11-1-2028	1,500,000	1,726,140
Orange County NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)		5.00	10-1-2026	1,000,000	1,198,520
Raleigh NC Enterprise System Series A (Water & Sewer Revenue)		5.00	3-1-2036	2,465,000	2,572,449
Raleigh NC Limited Obligation Series A (Miscellaneous Revenue)		5.00	10-1-2033	1,000,000	1,182,400
University of North Carolina at Greensboro (Education Revenue)		5.00	4-1-2033	2,000,000	2,313,460
University of North Carolina at Greensboro (Education Revenue)		5.00	4-1-2039	1,620,000	1,862,870
University of North Carolina Wilmington Student Housing Project Certificate of Participation (Miscellaneous Revenue, National Insured)		5.00	6-1-2022	1,000,000	1,048,530
Wilmington NC Certificate of Participation Series A (Miscellaneous Revenue)		5.00	6-1-2029	2,580,000	2,850,410
					80,692,391

Tennessee : 3.41%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)		5.25	9-1-2026	1,020,000	1,213,249
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)		5.00	2-1-2021	2,000,000	2,263,960
					3,477,209

Virgin Islands : 3.89%
Virgin Islands PFA (Miscellaneous Revenue)		6.75	10-1-2019	3,500,000	3,966,865

Washington : 1.17%
Tumwater Office Properties Washington Lease Revenue Washington Office Buildings (Miscellaneous Revenue)		5.00	7-1-2026	1,000,000	1,194,360

Wisconsin : 1.10%
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		6.75	8-1-2033	1,000,000	1,123,420

Total Municipal Obligations (Cost $91,438,785)					100,195,620

Short-Term Investments : 0.66%

		Yield		Shares
Investment Companies : 0.66%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01		666,518	666,518

Total Short-Term Investments (Cost $666,518)					666,518

Total investments in securities (Cost $92,105,303)*	98.82%				100,862,138
Other assets and liabilities, net	1.18				1,208,812

Total net assets	100.00%				$102,070,950

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

2

Wells Fargo Advantage North Carolina Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $92,105,303 and unrealized gains (losses) consists of:

Gross unrealized gains	$8,762,181
Gross unrealized losses	(5,346)

Net unrealized gains	$8,756,835

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
FHA	Federal Housing Administration
HFA	Housing Finance Authority
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
Radian	Radian Asset Assurance

3

Wells Fargo Advantage North Carolina Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$100,195,620	$0	$100,195,620
Short-term investments
Investment companies	666,518	0	0	666,518

Total assets	$666,518	$100,195,620	$0	$100,862,138

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.60%
Florida : 0.61%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (Industrial Development Revenue, ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,010,320

Guam : 0.70%
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2025	1,000,000	1,170,500

Illinois : 0.61%
Chicago IL Board of Education Refunding Bond Series A (GO) ±	4.02	3-1-2032	1,000,000	1,006,080

Pennsylvania : 95.29%
Allegheny County PA Higher Education Building Authority Refunding Bond Duquesne University of The Holy Spirit Series A (Education Revenue)	5.00	3-1-2029	1,135,000	1,318,927
Allegheny County PA Hospital Development Authority Health Center Series B (Health Revenue, National Insured)	6.00	7-1-2027	1,800,000	2,326,446
Allegheny County PA Port Authority Refunding Transportation (Tax Revenue)	5.75	3-1-2029	3,000,000	3,570,990
Allegheny County PA Series C-65 (GO)	5.50	5-1-2024	4,675,000	5,562,642
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.52	11-1-2039	2,000,000	2,049,760
Blair County PA (GO, Build America Mutual Assurance Company Insured)	5.00	10-1-2026	955,000	1,149,514
Bucks County PA IDA Lane Charter School Project Series A (Education Revenue) 144A	4.88	3-15-2027	1,700,000	1,718,581
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	380,000	399,608
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,370,000	2,506,536
Chester County PA IDA Collegium Charter School Project (Education Revenue)	5.00	10-15-2022	1,695,000	1,796,429
Chester County PA IDA Renaissance Academy Charter School (Education Revenue)	3.75	10-1-2024	1,000,000	1,015,200
Chester County PA IDA University Student Housing LLC Project Series A (Housing Revenue)	5.00	8-1-2030	555,000	606,304
Commonwealth of Pennsylvania Financing Authority Series B (Water & Sewer Revenue)	5.00	6-1-2026	1,000,000	1,158,280
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2036	5,000,000	5,114,000
Cumberland County PA Municipal Authority Dickinson College Series HH1 (Education Revenue)	5.00	11-1-2039	1,200,000	1,304,712
Dauphin County PA (GO, Syncora Guarantee Incorporated Insured)	5.00	11-15-2022	1,000,000	1,052,050
Delaware County PA IDA Chester Community Charter School Series A (Education Revenue)	5.00	8-15-2020	1,795,000	1,840,755
Delaware County PA Vocational & Technical School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	1,000,000	1,141,490
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	4,390,000	5,245,831
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	2,000,000	2,195,200
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue)	6.00	11-1-2031	2,500,000	2,974,875
Lehigh County PA General Purpose Authority Lehigh Valley Hospital Incorporated Series A (Health Revenue, National/FHA Insured)	7.00	7-1-2016	840,000	875,574
Lehigh County PA General Purpose Authority Water & Sewer CAB Allentown Project (Water & Sewer Revenue) ¤	0.00	12-1-2030	2,000,000	1,092,020
Lycoming County PA College Authority (Education Revenue)	5.50	7-1-2026	3,000,000	3,492,210
McKeesport PA Municipal Authority (Water & Sewer Revenue, AGM Insured)	5.50	12-15-2027	2,405,000	2,817,361
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2027	840,000	926,268
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2032	880,000	958,144

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Montgomery County PA HEFA Arcadia University (Education Revenue, Radian Insured)	5.00	4-1-2027	3,760,000	3,891,525
Montgomery County PA Higher Education & Health Authority Abington Memorial Hospital Project (Health Revenue)	5.00%	6-1-2031	$2,000,000	$2,235,620
Montgomery County PA IDA Acts Retirement Community Series B (Health Revenue)	5.00	11-15-2022	6,000,000	6,256,020
Montgomery County PA IDA Jefferson Health System Series A (Health Revenue)	5.00	10-1-2027	1,000,000	1,130,830
Montgomery County PA IDA New Regional Medical Center Project (Health Revenue, FHA Insured)	5.00	8-1-2020	980,000	1,132,782
Northampton County PA St. Luke’s Hospital of Bethlehem Series A (Health Revenue)	5.00	8-15-2033	1,500,000	1,624,620
Owen J Roberts PA School District Refunding Bond (GO)	5.00	5-15-2027	500,000	587,805
Owen J Roberts PA School District Refunding Bond (GO)	5.00	5-15-2028	500,000	581,290
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2022	1,200,000	957,708
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2023	3,790,000	2,886,578
Pennsylvania HEFAR Association of Independent Colleges & University Series FF2 (Education Revenue, Radian Insured)	5.00	12-15-2024	3,070,000	3,196,945
Pennsylvania HEFAR La Salle University Series A (Education Revenue)	5.25	5-1-2027	5,250,000	5,528,933
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10-1-2020	1,460,000	1,599,284
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.00	10-1-2031	3,000,000	3,333,210
Pennsylvania HEFAR Temple University First Series (Education Revenue)	5.00	4-1-2032	1,000,000	1,139,650
Pennsylvania Housing Finance Agency SFMF Series 108-B (Housing Revenue)	4.50	10-1-2024	1,825,000	1,944,976
Pennsylvania Housing Finance Agency SFMR Series 106-B (Housing Revenue)	4.50	10-1-2024	5,010,000	5,343,866
Pennsylvania Housing Finance Agency SFMR Series 112 (Housing Revenue)	5.00	4-1-2028	2,775,000	2,953,016
Pennsylvania Turnpike Commission Motor License Series B1 (Transportation Revenue)	5.00	12-1-2040	1,500,000	1,641,300
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	7-15-2021	2,000,000	2,392,660
Pennsylvania Turnpike Commission Series C (Transportation Revenue, AGM Insured)	6.25	6-1-2038	3,500,000	3,989,545
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,112,450
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	835,000	886,795
Philadelphia PA IDA Charter School Project Series A (Education Revenue)	5.30	9-15-2027	5,150,000	5,293,119
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.13	11-15-2020	1,430,000	1,514,284
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.75	11-15-2030	1,000,000	1,050,790
Philadelphia PA IDA Master Charter School (Education Revenue)	5.00	8-1-2020	825,000	871,307
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	1,000,000	1,115,400
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	7.50	5-1-2031	1,285,000	1,419,758
Philadelphia PA School District Refunding Bond Series A (GO, AGM/FGIC Insured)	5.00	6-1-2024	1,425,000	1,627,407
Philadelphia PA School District Refunding Bond Series C (GO)	5.00	9-1-2018	3,000,000	3,360,390
Philadelphia PA School District Refunding Bond Series C (GO)	5.00	9-1-2021	1,395,000	1,619,065
Philadelphia PA Series A (GO)	5.25	7-15-2033	1,500,000	1,738,875
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	2-1-2031	3,000,000	3,409,830
Pittsburgh PA (GO, Build America Mutual Assurance Company Insured)	5.00	9-1-2030	500,000	586,420
Pittsburgh PA Public Parking Authority Series A (Miscellaneous Revenue, National Insured)	5.00	12-1-2025	2,500,000	2,560,700
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue)	5.00	6-1-2028	4,000,000	4,497,280

2

Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
State Public School Building Authority Pennsylvania Chester Upland School Project Series C (Miscellaneous Revenue, AGM Insured)		5.00	9-15-2026	875,000	999,408
State Public School Building Authority Pennsylvania Northampton County Area Community College Project (Education Revenue)		5.50%	3-1-2031	$5,000,000	$5,864,750
State Public School Building Authority Pennsylvania Northampton County Area Community College Project Series A (Education Revenue, Build America Mutual Assurance Company Insured)		5.00	6-15-2027	1,610,000	1,843,209
State Public School Building Authority Pennsylvania School Revenue City of Harrisburg Project Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)		5.00	12-1-2027	1,010,000	1,184,387
University Area Joint Authority Pennsylvania Refunding Bond (Water & Sewer Revenue) ±		0.42	11-1-2028	1,500,000	1,500,750
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)		5.00	11-1-2020	1,005,000	1,166,855
Wilkes-Barre PA Finance Authority Wilkes University Project (Education Revenue)		5.00	3-1-2027	2,600,000	2,748,639
					158,529,738

Virgin Islands : 1.39%
Virgin Islands PFA Matching Fund Loan Note Senior Lien (Miscellaneous Revenue, AGM Insured)		5.00	10-1-2029	2,000,000	2,311,020

Total Municipal Obligations (Cost $152,023,881)					164,027,658

		Yield		Shares
Short-Term Investments : 0.41%
Investment Companies : 0.41%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01		689,626	689,626

Total Short-Term Investments (Cost $689,626)					689,626

Total investments in securities (Cost $152,713,507)*	99.01%				164,717,284
Other assets and liabilities, net	0.99				1,647,994

Total net assets	100.00%				$166,365,278

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $152,886,554 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,009,449
Gross unrealized losses	(178,719)

Net unrealized gains	$11,830,730

Abbreviations:
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
HEFA	Health & Educational Facilities Authority

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund

HEFAR	Higher education facilities authority revenue
IDA	Industrial Development Authority
LLC	Limited liability company
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
Radian	Radian Asset Assurance
SFMR	Single-family mortgage revenue

4

Wells Fargo Advantage Pennsylvania Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$164,027,658	$0	$164,027,658
Short-term investments
Investment companies	689,626	0	0	689,626

Total assets	$689,626	$164,027,658	$0	$164,717,284

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.60%
Alabama : 1.05%
Alabama 21st Century Authority Tobacco Settlement Revenue Series A (Tobacco Revenue)	5.00%	6-1-2017	$3,000,000	$3,262,620
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.45	11-15-2038	15,000,000	15,000,300
Chatom AL Industrial Development Board Solid Waste Disposal Facilities Refunding Bond PowerSouth Energy Series B (Utilities Revenue)	4.00	8-1-2015	2,890,000	2,923,495
Jefferson County AL Sewer Revenue Warrants Series D (Water & Sewer Revenue)	5.00	10-1-2018	1,890,000	2,093,591
Jefferson County AL Warrants Series C (GO)	4.90	4-1-2021	31,160,000	33,653,735
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Plant (Industrial Development Revenue) ±	0.32	7-15-2034	11,000,000	10,999,450
				67,933,191

Alaska : 0.50%
Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.09	12-1-2041	24,000,000	24,000,000
Alaska Housing Finance Corporation Series A2 (Housing Revenue)	4.55	12-1-2020	1,360,000	1,411,014
Alaska International Airport Refunding Bond Series D (Airport Revenue, National Insured)	5.00	10-1-2018	2,235,000	2,390,981
Valdez AK Marine Terminal Revenue BP Pipelines Project Series B (Industrial Development Revenue)	5.00	1-1-2016	4,550,000	4,707,248
				32,509,243

Arizona : 0.60%
Arizona Navajo Tribal Utility Authority (Miscellaneous Revenue, AGM Insured)	4.00	1-1-2021	17,473,000	18,303,492
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, Ambac Insured)	4.25	7-1-2015	4,325,000	4,367,212
Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water & Sewer Revenue)	4.75	10-1-2032	1,275,000	1,299,136
Maricopa County AZ PCR Series B (Utilities Revenue) ±	5.20	6-1-2043	2,500,000	2,814,850
Pima County AZ IDA Constellation Schools Project Series A (Miscellaneous Revenue)	6.38	1-1-2019	1,655,000	1,729,541
Scottsdale AZ IDA Scottsdale Healthcare Series D (Health Revenue)	5.00	9-1-2017	2,000,000	2,163,000
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2015	1,295,000	1,303,094
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2016	1,280,000	1,307,277
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2017	1,365,000	1,400,722
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2018	1,245,000	1,277,382
Yavapai County AZ IDA Waste Management Incorporated Project Series A2 (Resource Recovery Revenue) ±	1.60	3-1-2028	2,500,000	2,497,450
				38,463,156

California : 8.92%
Alameda County CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2016	8,845,000	8,744,875
Alvord CA Unified School District Series 3306 (GO, AGM/National Insured, Credit Suisse LIQ) ø144A	0.19	8-1-2030	9,960,000	9,960,000
Bay Area Toll Authority California Toll Bridge Series B (Transportation Revenue) ±	1.50	4-1-2047	10,615,000	10,744,291
California (GO) ±	4.00	12-1-2027	55,200,000	58,811,736
California HFA Home Mortgage Series G (Housing Revenue)	4.95	8-1-2023	9,500,000	9,824,520

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Infrastructure & Economic Development Colburn School Project (Education Revenue) ±	0.27%	8-1-2037	$53,925,000	$53,667,239
California Infrastructure & Economic Development Refunding Bonds Museum Art Project Series A (Miscellaneous Revenue) ±	1.87	12-1-2037	12,000,000	12,352,920
California Municipal Finance Authority Republic Services (Resource Recovery Revenue) ±	0.30	9-1-2021	14,000,000	14,000,000
California PCFA Solid Waste Disposal Waste Management Project Series A (Resource Recovery Revenue) ±	1.65	7-1-2031	6,000,000	5,992,680
California PFOTER Series DCL-009 (GO, Dexia Credit Local LOC, AGM Insured) ø144A	0.20	8-1-2027	66,225,000	66,225,000
California PFOTER Series DCL-011 (GO, Dexia Credit Local LOC, AGM Insured) ø144A	0.20	8-1-2027	33,660,000	33,660,000
California Refunding Bond Series B (GO) ±	0.77	5-1-2017	7,000,000	7,050,190
California Series B (GO) ±	0.92	5-1-2018	6,000,000	6,084,960
California Series D (GO) ±	0.82	12-1-2028	27,000,000	27,272,160
California Series E (GO) ±	0.95	12-1-2029	18,000,000	18,276,660
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.05	7-1-2041	5,625,000	5,625,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.64	7-1-2040	5,425,000	5,425,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.30	7-1-2040	3,500,000	3,500,000
California University Revenue Systemwide Series A (Education Revenue, AGM Insured, Credit Suisse LIQ) ø144A	0.14	11-1-2033	2,685,000	2,685,000
Chino Ontario Upland CA Water Facilities Authority Certificate of Participation Agua de Lejos Project (Water & Sewer Revenue, National Insured)	5.20	10-1-2015	170,000	173,380
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2017	1,765,000	1,941,129
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2018	1,985,000	2,240,728
Chula Vista CA Industrial Development Revenue San Diego Gas & Electric Company Series A (Utilities Revenue)	1.65	7-1-2018	5,570,000	5,592,837
Compton CA Unified School District Election of 2002 CAB Series D (GO, Ambac Insured) ¤	0.00	6-1-2017	3,070,000	2,977,409
Deutsche Bank SPEAR/LIFER Trust Series DBE 1270 (Health Revenue, Deutsche Bank LIQ) ø144A	0.13	4-1-2042	3,750,000	3,750,000
Deutsche Bank SPEAR/LIFER Trust Series DBE 1377 (GO, AGM/FGIC Insured, Deutsche Bank LIQ) ±144A	0.22	8-1-2033	12,960,000	12,960,000
Downey CA School Facilities Financing Authority PFOTER Series 4066 (Miscellaneous Revenue, National Insured, Dexia Credit Local LIQ) ø	0.15	8-1-2025	5,945,000	5,945,000
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00	1-15-2053	23,595,000	25,396,714
Golden State Tobacco Securitization Corporation California Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) ø144A	0.57	6-1-2047	31,160,000	31,160,000
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	17,000,000	17,665,380
Irwindale CA CDA PFOTER Series 3542 (Tax Revenue, AGM Insured, Dexia Credit Local LIQ) ø144A	0.20	7-15-2026	27,220,000	27,220,000
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2018	1,000,000	1,102,590
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2019	1,000,000	1,121,910
Oakland CA Unified School District Alameda County Refunding Bond (GO, National Insured)	5.00	8-1-2016	3,030,000	3,210,164
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO, National Insured) ¤	0.00	8-1-2019	2,215,000	2,037,800
Palomar CA Pomerado Health Care District Certificate of Participation Series C (Health Revenue, AGM Insured) ±(m)	1.40	11-1-2036	2,000,000	2,000,000
Palomar CA Pomerado Health PFOTER Series 4683 (GO, National Insured, Bank of America NA LIQ) ø144A	0.30	8-1-2037	31,250,000	31,250,000
Sacramento County CA Sanitation District PFOTER Series 3934 (Water & Sewer Revenue, FGIC Insured, Dexia Credit Local LIQ) ø	0.14	12-1-2035	10,000,000	10,000,000

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.00%	12-1-2016	$1,730,000	$1,827,486
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	4.00	6-1-2015	2,515,000	2,530,845
San Jose CA Redevelopment Agency Tax Unrefunded Balance Merged Area (Tax Revenue, National Insured)	6.00	8-1-2015	3,090,000	3,145,867
Sierra CA Joint Community College District School Facilities Improvement District #2 CAB Series B (GO, National Insured) ¤	0.00	8-1-2015	500,000	499,415
South San Francisco CA Unified School District BAN Series D (GO) ¤	0.00	5-15-2017	20,000,000	19,640,600
				575,291,485

Colorado : 0.71%
Aurora CO E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2018	4,000,000	3,736,600
Aurora CO E-470 Public Highway Authority Senior Series CD-2 (Transportation Revenue, National Insured) ±	1.77	9-1-2039	15,325,000	15,417,716
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC) ø	0.10	12-1-2020	3,025,000	3,025,000
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.24	11-1-2036	15,575,000	15,575,000
Deutsche Bank SPEAR/LIFER Trust Series DBE 1356 (Miscellaneous Revenue, AGM Insured, Deutsche Bank LIQ) ø144A	0.13	6-1-2044	8,000,000	8,000,000
				45,754,316

Connecticut : 4.34%
Connecticut Economic Recovery Notes Series A (Miscellaneous Revenue) ±	0.27	1-1-2017	10,210,000	10,210,102
Connecticut Economic Recovery Notes Series A (Miscellaneous Revenue) ±	0.37	1-1-2018	9,810,000	9,809,411
Connecticut Economic Recovery Notes Series A-1 (GO) ø	0.22	7-1-2016	3,400,000	3,400,000
Connecticut Economic Recovery Notes Series A-3 (GO) ø	0.28	7-1-2017	11,600,000	11,600,000
Connecticut Economic Recovery Notes Series A-4 (GO) ø	0.28	1-1-2018	26,625,000	26,625,000
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	2.00	7-1-2015	2,240,000	2,248,826
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2016	2,380,000	2,505,593
Connecticut HEFA Series 2010A-4 (Education Revenue) ±	1.20	7-1-2049	30,000,000	29,859,000
Connecticut HEFA Yale University Series X-2 (Education Revenue) ±	0.90	7-1-2037	34,000,000	33,972,460
Connecticut HFA Series A2 (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.03	5-15-2039	23,120,000	23,120,000
Connecticut Securities Industry and Financial Market Association Index Refunding Notes (Miscellaneous Revenue) ±	1.12	5-15-2019	3,500,000	3,572,100
Connecticut Series A (Miscellaneous Revenue) ±	0.55	4-15-2016	5,000,000	5,016,850
Connecticut Series A (Miscellaneous Revenue) ±	0.57	3-1-2019	3,200,000	3,211,488
Connecticut Series A (Miscellaneous Revenue) ±	0.67	3-1-2020	7,230,000	7,288,780
Connecticut Series A (Miscellaneous Revenue) ±	0.70	4-15-2017	4,600,000	4,630,958
Connecticut Series A (Miscellaneous Revenue) ±	0.79	5-15-2017	17,000,000	17,160,650
Connecticut Series A (GO) ±	0.94	5-15-2018	17,740,000	17,919,174
Connecticut Series A (Miscellaneous Revenue) ±	0.97	3-1-2017	13,255,000	13,255,265
Connecticut Series A (Miscellaneous Revenue) ±	1.12	4-15-2019	5,500,000	5,644,320
Connecticut Series A (GO) ±	1.22	3-1-2018	13,500,000	13,500,270
Connecticut Series A (GO) ±	1.37	3-1-2019	21,500,000	21,501,720
Connecticut Series C (Miscellaneous Revenue) ±	0.67	5-15-2016	5,000,000	5,024,900
Connecticut Series D (GO) ±	0.54	9-15-2017	1,500,000	1,507,725
Hamden CT Refunding Bond (GO)	5.00	8-15-2017	1,500,000	1,620,720
Hamden CT Refunding Bond (GO)	5.00	8-15-2018	1,000,000	1,105,110
Hartford CT Series B (GO, AGM Insured)	5.00	10-1-2018	1,000,000	1,127,100
New Haven CT Series A (GO, AGM Insured)	3.00	11-1-2019	3,405,000	3,579,779
				280,017,301

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Delaware : 0.04%
Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	4.00%	7-1-2016	$1,045,000	$1,071,825
Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	5.00	7-1-2017	1,225,000	1,297,912
				2,369,737

District of Columbia : 0.45%
District of Columbia Income Tax Secured Refunding Bond Series E (Tax Revenue) ±	0.77	12-1-2017	13,000,000	13,121,420
District of Columbia Thomas B. Fordham Foundation (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	10-1-2037	4,800,000	4,800,000
District of Columbia Water & Sewer Authority Public Utility District Series B2 (Water & Sewer Revenue) ±	0.60	10-1-2040	11,000,000	11,018,810
				28,940,230

Florida : 4.29%
Brevard County FL HCFR Refunding Bond Health First Incorporated Series A (Health Revenue)	5.00	4-1-2018	1,140,000	1,255,744
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	5,695,000	6,108,286
Deutsche Bank SPEAR/LIFER Trust Series DBE 1376 (Miscellaneous Revenue, Ambac Insured, Deutsche Bank LIQ) ø144A	0.16	4-1-2027	10,000,000	10,000,000
Eustis FL Multi-Purpose Revenue Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	12-1-2027	1,020,000	1,020,000
Florida Department of Environmental Protection Everglades Restoration Series A (Tax Revenue, AGM Insured) ø	0.09	7-1-2027	8,000,000	8,000,000
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.75	12-1-2020	15,100,000	15,225,179
Highlands County FL Health Facilities Authority Adventist Health Series B (Health Revenue)	5.00	11-15-2020	1,000,000	1,029,390
Highlands County FL Health Facilities Authority Adventist Health Series I (Health Revenue)	4.50	11-15-2015	4,625,000	4,748,580
Hillsborough County FL School Board Refunding Bond (Tax Revenue, Ambac Insured)	5.00	10-1-2015	3,365,000	3,435,362
Hillsborough County FL School Board Refunding Bond (Tax Revenue, Ambac Insured)	5.00	10-1-2016	7,325,000	7,474,650
Jacksonville FL Sales Refunding Bond Better Jacksonville (Tax Revenue)	5.00	10-1-2017	2,000,000	2,207,480
Lee County FL IDA Alliance Community Project (Health Revenue)	5.00	11-15-2016	1,000,000	1,060,020
Miami Beach FL Health Facilities Current Refunding Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2015	1,000,000	1,012,380
Miami Beach FL Health Facilities Current Refunding Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2016	1,500,000	1,542,015
Miami Beach FL Health Facilities Current Refunding Mount Sinai Medical Center (Health Revenue)	4.00	11-15-2017	1,750,000	1,852,428
Miami FL Refunding Bond Homeland Defense (GO, National Insured)	5.00	1-1-2017	5,000,000	5,334,300
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,600,000	1,671,680
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGM Insured, Citibank NA LIQ) ø144A	0.22	7-1-2018	670,000	670,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) ø144A	0.47	10-13-2023	6,670,000	6,670,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ø144A	0.47	8-1-2028	13,175,000	13,175,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ø144A	0.48	3-8-2030	4,995,000	4,995,000
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	8-1-2015	615,000	621,414

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00%	8-1-2021	$18,375,000	$19,164,758
Miami-Dade County FL School Board Certificate of Participation Series B (Miscellaneous Revenue, AGM Insured)	5.00	5-1-2016	1,400,000	1,471,428
Miami-Dade County FL School Board Certificate of Participation Series B (Miscellaneous Revenue) ±	5.00	5-1-2032	17,500,000	18,327,575
Miami-Dade County FL School Board Master Equipment Lease 2 (Miscellaneous Revenue)	3.59	3-3-2016	2,566,726	2,620,371
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10-1-2015	1,905,000	1,946,015
Orange County FL Health Facilities Authority Lakeside Health Facility (Health Revenue, SunTrust Bank LOC) ø	0.22	7-1-2027	12,250,000	12,250,000
Orange County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	8-1-2015	3,500,000	3,556,105
Orange County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	8-1-2016	600,000	636,672
Palm Beach County FL HCFR ACTS Retirement Life Series B (Health Revenue)	5.00	11-15-2020	6,300,000	6,687,072
Palm Beach County FL HCFR Jupiter Medical Center Project Series A (Health Revenue)	4.00	11-1-2018	1,235,000	1,317,770
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.28	8-1-2029	47,500,000	47,500,000
Reedy Creek FL Improvement Series B (GO, Ambac Insured)	5.00	6-1-2017	3,500,000	3,527,965
Saint Johns County School Board Refunding Bond Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2020	2,010,000	2,345,067
Saint Johns County School Board Refunding Bond Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2021	1,670,000	1,975,894
Sarasota County FL Educational Facilities School Arts & Sciences Project (Education Revenue)	5.20	7-1-2017	480,000	496,723
South Lake County FL Hospital District (Health Revenue)	5.00	10-1-2015	920,000	938,658
Space Coast Infrastructure Agency I-95 Brevard County FL Project (Industrial Development Revenue)	4.00	6-15-2017	14,865,000	15,769,238
St. Lucie County FL School Board Certificates Series A (Miscellaneous Revenue)	4.00	7-1-2015	4,835,000	4,878,660
Sunshine Florida Governmental Funding Commission Miami-Dade County Project Series A (Miscellaneous Revenue)	5.00	9-1-2016	3,675,000	3,904,871
Tampa Bay FL Educational Facilities Various Academy Holy Names Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	3-1-2022	860,000	860,000
Tampa Bay FL Water Regional Water Refunding Bond (Water & Sewer Revenue)	5.00	10-1-2015	2,500,000	2,560,700
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2015	12,905,000	13,160,777
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	10,000,000	10,528,600
Volusia County FL School Board (Tax Revenue, National Insured)	5.00	10-1-2016	1,000,000	1,033,660
				276,567,487

Georgia : 1.68%
Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	1.62	11-1-2038	21,500,000	22,061,150
Bartow County GA Development Authority Georgia Power Company Bowen Project (Utilities Revenue) ±	2.70	8-1-2043	20,000,000	20,874,000
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue) ±	2.40	1-1-2040	17,825,000	18,089,880
Gainesville-Hall County GA Hospital Authority Health System Project Series B (Health Revenue) ±	0.97	8-15-2035	23,000,000	23,031,970
Georgia Municipal Electric Authority Prerefunded Balance Class A (Utilities Revenue, National Insured, Societe Generale LIQ) ø144A	0.12	1-1-2018	1,795,000	1,795,000
Georgia Private Colleges & Universities Authority Mercer University Series B (Education Revenue)	4.00	10-1-2017	3,285,000	3,502,861
Henry County GA Master State Municipal Loan (Miscellaneous Revenue)	4.09	4-24-2016	1,004,133	1,019,807
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2017	8,015,000	8,535,975

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Georgia (continued)
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00%	3-15-2018	$4,780,000	$5,207,045
Milledgeville & Baldwin County GA Development Authority College & State University (Education Revenue, Ambac Insured) ±	0.67	10-1-2016	1,975,000	1,972,373
Pike County GA School District (GO, Ambac Insured)	5.70	2-1-2016	430,000	438,695
Savannah GA EDA Calvary Day School Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	11-1-2026	1,900,000	1,900,000
				108,428,756

Guam : 0.10%
Guam Department of Education John F. Kennedy High School Project Series A Certificate of Participation (Education Revenue)	5.50	12-1-2015	165,000	167,005
Guam Government Waterworks Authority (Water & Sewer Revenue)	4.00	7-1-2015	980,000	988,124
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2019	450,000	518,499
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2018	675,000	762,905
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2018	3,560,000	3,958,827
				6,395,360

Idaho : 0.15%
Idaho Housing & Finance Association Series A (Housing Revenue, FNMA LOC) ø	0.27	1-1-2038	9,365,000	9,365,000
Idaho Housing & Finance Association Series A (Housing Revenue)	6.25	7-1-2038	100,000	101,033
				9,466,033

Illinois : 11.67%
Chicago IL Board of Education Dedicated Series C1 (GO) ±	0.97	3-1-2032	26,500,000	25,880,165
Chicago IL Board of Education Dedicated Series C2 (GO) ±	1.12	3-1-2032	33,000,000	31,440,750
Chicago IL Board of Education Dedicated Series D (GO, AGM Insured)	5.00	12-1-2018	1,400,000	1,539,370
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Miscellaneous Revenue, National Insured)	6.00	1-1-2020	19,515,000	21,615,790
Chicago IL Board of Education Series 2012-001 (GO, Dexia Credit Local LIQ) ±144A	0.51	12-1-2034	40,000,000	40,000,000
Chicago IL Board of Education Series A (GO, National Insured)	5.00	12-1-2019	895,000	984,366
Chicago IL Board of Education Series A (GO, National Insured)	5.00	12-1-2020	765,000	768,029
Chicago IL Board of Education Series A2 (GO) ±	0.77	3-1-2035	24,000,000	22,551,600
Chicago IL Board of Education Series A3 (GO) ±	0.85	3-1-2036	46,000,000	42,031,120
Chicago IL Board of Education Series C (GO)	5.00	12-1-2019	5,335,000	5,660,328
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2019	1,105,000	1,194,428
Chicago IL Board of Education Series G (GO) ±	4.02	3-1-2032	7,000,000	7,042,560
Chicago IL City Colleges of Chicago Capital Improvement Project CAB (GO, National Insured) ¤	0.00	1-1-2019	8,555,000	7,631,317
Chicago IL Modern Schools Across Chicago Program Series A-K (GO, Ambac Insured)	5.00	12-1-2019	1,000,000	1,043,700
Chicago IL Motor Fuel Project Series A (Tax Revenue, AGM Insured, Deutsche Bank LIQ) ø144A	0.30	1-1-2038	11,155,000	11,155,000
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2019	1,000,000	1,117,050
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2020	850,000	960,033
Chicago IL O’Hare International Airport General Senior Lien Series A (Airport Revenue)	5.00	1-1-2017	2,630,000	2,827,276
Chicago IL Park District Refunding Bonds Series B (GO)	5.00	1-1-2019	3,555,000	3,946,512
Chicago IL Park District Refunding Bonds Series D (GO)	4.00	1-1-2019	1,890,000	2,030,125
Chicago IL Park District Refunding Bonds Series D (GO)	5.00	1-1-2019	1,000,000	1,110,130
Chicago IL Park District Refunding Bonds Series D (GO)	5.00	1-1-2020	1,000,000	1,124,160
Chicago IL Park District Refunding Bonds Series D (GO)	5.00	1-1-2021	1,000,000	1,140,560
Chicago IL Project & Refunding Bond Series A (GO, National Insured)	5.00	1-1-2019	4,465,000	4,770,763
Chicago IL Project & Refunding Bond Series C (GO, Ambac Insured)	4.00	1-1-2017	975,000	1,013,308
Chicago IL Project & Refunding Bond Series C (GO, National Insured)	4.00	1-1-2017	345,000	359,652
Chicago IL Project & Refunding Bond Series C (GO, Ambac Insured)	5.00	1-1-2021	10,280,000	10,620,371

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL Refunding Bond Emergency Telephone System (GO, National Insured)	5.25%	1-1-2018	$1,770,000	$1,920,645
Chicago IL Refunding Bond Emergency Telephone System (GO, National Insured)	5.25	1-1-2020	3,765,000	4,172,448
Chicago IL Refunding Bond Emergency Telephone System (GO, National Insured)	5.50	1-1-2019	2,600,000	2,886,312
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2019	1,250,000	1,254,938
Chicago IL Refunding Bond Series A (GO, Ambac Insured)	5.00	1-1-2020	1,785,000	1,840,103
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2020	10,200,000	10,240,290
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2021	1,100,000	1,132,527
Chicago IL Refunding Bond Series B (GO, Ambac Insured)	5.13	1-1-2022	10,940,000	11,701,096
Chicago IL Refunding Bond Series C (GO)	5.00	1-1-2020	4,375,000	4,723,250
Chicago IL Refunding Bond Series C (GO)	5.00	1-1-2021	3,970,000	4,311,976
Chicago IL Revenue Recovery Zone Facility (Industrial Development Revenue)	6.13	12-1-2018	6,125,000	6,377,411
Chicago IL ROC RR-II-R-14030 (GO, Citibank NA LIQ) ø144A	0.22	7-1-2017	9,785,000	9,785,000
Chicago IL ROC RR-II-R-11940 (GO, Citibank NA LIQ) ø144A	0.22	7-1-2028	10,000,000	10,000,000
Chicago IL Series A (GO)	5.00	1-1-2018	500,000	535,760
Chicago IL Series A (GO)	5.00	1-1-2019	5,750,000	6,074,530
Chicago IL Series A (GO, National Insured)	5.53	1-1-2020	1,290,000	1,346,837
Chicago IL Series A (GO)	5.00	1-1-2019	1,350,000	1,452,479
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2022	1,245,000	1,281,902
Chicago IL Series A (GO)	5.25	1-1-2021	610,000	640,335
Chicago IL Series A2 (GO, Ambac Insured)	5.50	1-1-2018	7,020,000	7,468,087
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2019	8,090,000	8,185,300
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2020	2,860,000	2,893,691
Chicago IL Transit Authority Federal Transit Administration Section 5309 (Transportation Revenue, AGM Insured)	5.00	6-1-2018	375,000	411,120
Chicago IL Various Certificates 2008 (GO, Dexia Credit Local LOC, AGM/Ambac Insured) ø144A	0.32	1-1-2019	16,090,000	16,090,000
Chicago IL Water Revenue Project and Refunding Bonds (Water & Sewer Revenue, AGM Insured)	4.25	11-1-2018	1,700,000	1,869,320
Cook County IL Series A (GO)	5.00	11-15-2019	2,000,000	2,284,040
Cook County IL Series B (GO, National Insured)	5.00	11-15-2019	1,595,000	1,757,865
Deutsche Bank SPEAR/LIFER Trust Series DBE 1115 (Miscellaneous Revenue, Deutsche Bank LIQ) ø144A	0.18	5-15-2041	10,000,000	10,000,000
Deutsche Bank SPEAR/LIFER Trust Series DBE 1371 (Miscellaneous Revenue, AGM Insured, Deutsche Bank LIQ) ø144A	0.15	7-1-2033	13,800,000	13,800,000
Deutsche Bank SPEAR/LIFER Trust Series DBE 331 (Tax Revenue, National Insured, Deutsche Bank LIQ) ø144A	0.17	12-15-2034	2,060,000	2,060,000
Illinois (Miscellaneous Revenue)	3.00	7-1-2018	2,000,000	2,072,840
Illinois (GO)	4.00	2-1-2019	6,300,000	6,715,548
Illinois (GO)	4.00	2-1-2020	1,750,000	1,857,398
Illinois (GO)	5.00	9-1-2015	1,885,000	1,892,634
Illinois (GO)	5.00	9-1-2016	10,000,000	10,040,300
Illinois (GO)	5.00	1-1-2017	3,200,000	3,293,632
Illinois (GO)	5.00	3-1-2018	1,795,000	1,959,655
Illinois (GO, Ambac Insured)	5.00	11-1-2018	10,650,000	10,692,707
Illinois (GO)	5.00	2-1-2019	1,000,000	1,102,530
Illinois (GO)	5.00	2-1-2020	2,500,000	2,766,175
Illinois (GO)	5.00	2-1-2021	11,635,000	13,010,373
Illinois (Miscellaneous Revenue)	5.00	5-1-2021	2,000,000	2,242,560
Illinois Development Finance Authority St. Vincent De Paul Center Project Series A (Health Revenue) ±	1.88	11-15-2039	5,095,000	5,150,892
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2019	2,265,000	2,513,652
Illinois Finance Authority Children’s Memorial Hospital Series A (Health Revenue, AGM Insured, Bank of America NA LIQ) ø144A	0.29	8-15-2047	15,000,000	15,000,000
Illinois Finance Authority Provena Health Series A (Health Revenue)	5.75	5-1-2019	3,000,000	3,384,510
Illinois Finance Authority Refunding Bond Lifespace Communities (Health Revenue)	4.00	5-15-2018	700,000	754,201
Illinois Finance Authority Refunding Bond Lifespace Communities (Health Revenue)	4.00	5-15-2019	1,000,000	1,087,880

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00%	4-1-2015	$555,000	$555,000
Illinois Finance Authority Revenue Roosevelt University Project (Education Revenue)	5.00	4-1-2015	900,000	900,000
Illinois Housing Development Authority (Housing Revenue, GNMA Insured)	5.00	8-1-2028	1,870,000	2,003,350
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National Insured)	5.25	2-1-2020	2,705,000	2,932,545
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2015	2,375,000	2,410,031
Illinois Refunding Bond (GO)	5.00	1-1-2016	11,250,000	11,610,225
Illinois Refunding Bond (GO, AGM Insured)	5.00	1-1-2017	1,725,000	1,840,955
Illinois Refunding Bond (GO)	5.00	1-1-2018	1,905,000	2,072,088
Illinois Refunding Bond (GO, AGM Insured)	5.00	1-1-2018	7,740,000	8,447,204
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	4,785,000	5,265,797
Illinois Refunding Bond (GO)	5.00	1-1-2019	12,570,000	13,844,095
Illinois Refunding Bond (GO)	5.00	1-1-2020	3,400,000	3,757,476
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2020	5,000,000	5,570,550
Illinois Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	9,175,000	10,406,927
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,000,000	5,671,350
Illinois Refunding Bond (Tax Revenue)	5.00	1-1-2021	1,410,000	1,575,224
Illinois Refunding Bond Series B (Miscellaneous Revenue)	5.25	1-1-2018	1,430,000	1,564,978
Illinois Series A (Tax Revenue)	4.00	1-1-2020	12,265,000	13,010,344
Illinois Series A (Tax Revenue)	4.00	1-1-2021	2,715,000	2,889,792
Illinois Series A (GO)	5.00	4-1-2019	5,000,000	5,524,250
Illinois Series A (GO)	5.00	4-1-2020	2,500,000	2,772,825
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.25	1-1-2016	10,000,000	10,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.25	1-1-2017	30,000,000	30,000,000
Illinois Unemployment Insurance Series A (Tax Revenue)	5.00	12-15-2016	5,200,000	5,601,024
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	12-15-2017	4,700,000	5,069,185
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2018	17,120,000	18,420,264
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2019	8,520,000	8,605,285
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,965,000	3,980,662
Kane County IL School District Series B (GO)	2.00	2-1-2021	880,000	884,057
Kane McHenry Cook & DeKalb Counties IL Unit School District #300 (GO, Syncora Guarantee Incorporated Insured)	5.25	1-1-2021	920,000	953,948
Kane McHenry Cook & DeKalb Counties IL Unit School District #300 (GO, National/Syncora Guarantee Incorporated Insured)	5.00	12-1-2019	2,500,000	2,577,350
Lake County IL Community Consolidated School District (GO, National Insured)	8.70	1-1-2016	1,075,000	1,130,750
Lake County IL Community High School District #117 Antioch CAB Series B (GO, National Insured) ¤	0.00	12-1-2016	4,975,000	4,885,649
Lake County IL Community Unit School District #60 Waukegan CAB Series A (GO, AGM Insured) ¤	0.00	12-1-2018	1,715,000	1,591,709
Lake County IL Forest Preservation District Series A (GO) ±	0.63	12-15-2016	1,350,000	1,349,676
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, National Insured) ¤	0.00	1-1-2021	1,000,000	853,210
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2017	11,210,000	10,936,028
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2017	6,000,000	5,812,560
Metropolitan Pier & Exposition Authority Illinois Hospitality Facilities PFOTER Series 3554 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø144A	0.10	7-1-2026	12,250,000	12,250,000
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue) ø	0.40	6-1-2025	14,085,000	14,085,000
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2015	1,090,000	1,090,000
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2016	635,000	656,330
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2018	12,000,000	12,989,400
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2019	5,900,000	6,381,145

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00%	4-1-2016	$855,000	$882,198
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2017	1,135,000	1,196,006
				752,399,654

Indiana : 3.86%
Indiana EDFA AMT Republic Services Incorporated Project Series A (Resource Recovery Revenue) ±	0.40	5-1-2034	8,250,000	8,249,010
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	78,500,000	83,833,290
Indiana Finance Authority Refunding Bond Series A (Miscellaneous Revenue, National Insured)	4.50	12-1-2021	5,000,000	5,335,850
Indiana Finance Authority University Health Obligated Group Series 2011C (Health Revenue, Northern Trust Company LOC) ø	0.01	3-1-2033	960,000	960,000
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.73	11-15-2031	70,710,000	71,031,731
Indiana HFFA Ascension Health Series A1 (Health Revenue) ±	2.80	11-1-2027	12,075,000	12,671,384
Indianapolis IN Local Public Improvement Bond Bank ROCS RR II R-11779 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) ø144A	0.22	1-1-2017	9,825,000	9,825,000
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00	4-1-2015	600,000	600,000
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00	4-1-2016	600,000	612,060
Petersburg IN PCR Refunding Bond Industry Power & Light (Industrial Development Revenue, National Insured)	5.40	8-1-2017	1,000,000	1,098,960
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue) ±	1.75	6-1-2025	3,500,000	3,509,450
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	0.77	12-1-2044	40,000,000	39,830,400
Zionsville IN Community Schools Building Corporation Series DCL 047 (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	0.12	1-15-2025	11,375,000	11,375,000
				248,932,135

Iowa : 0.10%
Iowa Student Loan Liquidity Corporation Senior Series A1 (Education Revenue)	4.40	12-1-2018	6,255,000	6,549,861

Kansas : 0.57%
Kansas Development Finance Authority Series A (Miscellaneous Revenue)	5.00	5-1-2019	10,305,000	11,803,244
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series A (Tax Revenue) ¤	0.00	6-1-2021	34,235,000	24,707,400
				36,510,644

Kentucky : 1.17%
Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	1.77	2-1-2040	34,290,000	34,429,903
Ashland KY Ashland Hospital Corporation Medical Center Project Series B (Health Revenue)	5.00	2-1-2019	1,500,000	1,644,060
Kentucky EDFA King’s Daughters Medical Center (Health Revenue)	5.00	2-1-2017	1,000,000	1,066,940
Kentucky EDFA Solid Waste Disposal (Resource Recovery Revenue) ±	0.40	4-1-2031	7,420,000	7,419,110
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	3.75	6-1-2026	2,030,000	2,082,496
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	5.00	6-1-2018	1,200,000	1,311,696

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority Tolls BAN Downtown Crossing Project Series A (Transportation Revenue)	5.00%	7-1-2017	$25,000,000	$27,207,250
				75,161,455

Louisiana : 2.63%
Desoto Parish LA Poll Control Despol (Utilities Revenue)	1.60	1-1-2019	15,000,000	14,959,650
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	0.62	2-1-2046	43,485,000	43,575,884
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewer Commission Series B (Tax Revenue) ±	0.82	2-1-2049	35,500,000	35,762,345
Louisiana Local Government Environmental Facilities & CDA Louisiana Tech University Project (Housing Revenue)	3.00	7-1-2018	525,000	549,712
Louisiana PFA Nineteenth Judicial District Court (Miscellaneous Revenue, National Insured)	5.00	6-1-2016	1,000,000	1,048,920
Louisiana Regional Transit Authority CAB (Tax Revenue, National Insured) ¤	0.00	12-1-2021	5,000,000	3,648,050
New Orleans LA Master Lease Agreement (GO) (i)	5.25	1-1-2018	8,952,378	8,984,069
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2017	3,135,000	3,316,830
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2018	3,245,000	3,484,059
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (Industrial Development Revenue) ø	0.20	11-1-2040	24,435,000	24,435,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B1 (Industrial Development Revenue) ø	0.18	11-1-2040	30,000,000	30,000,000
				169,764,519

Maine : 0.24%
Old Town ME Georgia Pacific Corporation Project (Resource Recovery Revenue) ø	0.25	12-1-2024	15,260,000	15,260,000

Maryland : 1.38%
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.27	7-1-2034	16,050,000	16,049,840
Maryland Health & HEFAR John Hopkins Health System Series A (Health Revenue) ±	0.72	5-15-2046	8,000,000	8,049,200
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	0.70	5-15-2029	10,605,000	10,663,646
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	1.27	5-15-2042	12,500,000	12,631,125
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	0.95	5-15-2038	22,300,000	22,475,947
Maryland Health & HEFAR John Hopkins Health System Series D (Health Revenue) ±	0.95	5-15-2038	18,915,000	19,064,239
				88,933,997

Massachusetts : 2.63%
Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ±	0.22	8-1-2043	87,250,000	87,256,108
Massachusetts Development Finance Agency Dominion Energy Brayton Recovery Zone Series A (Utilities Revenue) ±	2.25	12-1-2041	2,665,000	2,732,211
Massachusetts Development Finance Agency Prerefunded Boston Medical Center Corporation Series C (Health Revenue)	5.00	7-1-2015	500,000	505,980
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2016	500,000	515,745
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2017	500,000	524,245
Massachusetts Development Finance Agency Unrefunded Boston Medical Center Corporation Series C (Health Revenue)	5.00	7-1-2015	500,000	504,855
Massachusetts Development Finance Agency Waste Management Incorporated (Resource Recovery Revenue) ±	1.60	5-1-2027	7,000,000	7,080,150

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts (continued)
Massachusetts Educational Financing Authority Education Loan Series I (Education Revenue)	4.00%	1-1-2018	$1,750,000	$1,867,408
Massachusetts Educational Financing Authority Refunding Bond Series K (Education Revenue)	5.00	7-1-2019	2,000,000	2,231,980
Massachusetts HEFA Massachusetts Eye & Ear Infirmary Series C (Health Revenue)	5.00	7-1-2015	700,000	706,643
Massachusetts HEFA Partners Healthcare Series G6 (Health Revenue) ±	0.90	7-1-2038	40,000,000	40,018,000
Massachusetts Series A (GO) ±	0.54	9-1-2016	4,000,000	4,011,440
Massachusetts Various Consolidated Loans Series D (Tax Revenue) ±	0.45	1-1-2018	9,500,000	9,504,465
Massachusetts Water Resources Authority Series B (Water & Sewer Revenue, Ambac Insured)	5.25	12-1-2015	490,000	506,420
Massachusetts Water Resources Authority Series D (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured) ø144A	0.14	8-1-2025	11,445,000	11,445,000
				169,410,650

Michigan : 4.44%
Birmingham MI City School District (GO) %%	5.00	11-1-2018	905,000	1,008,080
Birmingham MI City School District (GO) %%	5.00	11-1-2019	5,970,000	6,788,786
Caledonia MI Community Schools (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2017	250,000	271,255
Caledonia MI Community Schools (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2018	1,315,000	1,463,845
Caledonia MI Community Schools (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2020	500,000	580,200
Caledonia MI Community Schools (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,343,581
Chippewa Hills MI School District (GO, Qualified School Bond Loan Fund Insured)	4.00	5-1-2016	680,000	706,282
Chippewa Hills MI School District (GO, Qualified School Bond Loan Fund Insured)	4.00	5-1-2017	740,000	787,671
Chippewa Hills MI School District (GO, Qualified School Bond Loan Fund Insured)	4.00	5-1-2018	1,535,000	1,662,451
Chippewa Hills MI School District (GO, Qualified School Bond Loan Fund Insured)	4.00	5-1-2019	1,595,000	1,751,470
Detroit MI (GO, AGM Insured)	5.00	4-1-2015	176,700	176,700
Detroit MI (GO)	5.00	11-1-2016	855,000	903,154
Detroit MI City School District Series DCL 045 (GO, Dexia Credit Local LOC, AGM/Qualified School Bond Loan Fund Insured, Dexia Credit Local LIQ) ø144A	0.43	5-1-2030	18,880,000	18,880,000
Detroit MI Sewage Disposal System Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2019	980,000	1,116,847
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2015	2,505,000	2,510,010
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2016	3,460,000	3,475,362
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	3,000,000	3,014,670
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	750,000	769,290
Flushing MI Community Schools School District (GO, Qualified School Bond Loan Fund Insured)	4.00	5-1-2017	975,000	1,037,810
Flushing MI Community Schools School District (GO, Qualified School Bond Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,272,744
Forest Hills MI Public Schools (GO)	5.00	5-1-2018	2,000,000	2,226,380
Forest Hills MI Public Schools (GO)	5.00	5-1-2019	1,375,000	1,564,131
Fraser MI Public Schools District (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2016	640,000	671,648
Fraser MI Public Schools District (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2017	1,000,000	1,085,020
Fraser MI Public Schools District (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2019	1,050,000	1,194,428
Gibraltar MI School District (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2019	1,085,000	1,227,037

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Gibraltar MI School District (GO, Qualified School Bond Loan Fund Insured)	5.00%	5-1-2020	$1,100,000	$1,268,322
Gibraltar MI School District (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2021	1,185,000	1,387,434
Grand Ledge MI Public School District (GO, National/Qualified School Bond Loan Fund Insured)	5.00	5-1-2020	1,460,000	1,465,782
Grand Ledge MI Public School District (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2020	2,680,000	3,109,872
Haslett MI Public Schools (GO, Qualified School Bond Loan Fund Insured)	4.00	5-1-2019	515,000	565,522
Haslett MI Public Schools (GO, Qualified School Bond Loan Fund Insured)	4.00	5-1-2020	370,000	411,399
Haslett MI Public Schools (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2021	500,000	589,290
Hudsonville MI Public Schools (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2018	750,000	834,893
Hudsonville MI Public Schools (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2019	1,605,000	1,825,768
Huron Valley MI School District (GO, National/Qualified School Bond Loan Fund Insured)	5.00	5-1-2015	2,965,000	2,976,652
Lake Orion MI Community School District (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2019	2,325,000	2,644,804
Lake Orion MI Community School District (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2020	1,550,000	1,798,620
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	2,500,000	2,776,000
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	3,835,000	4,297,808
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	3,095,000	3,529,538
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2016	2,000,000	2,089,640
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2017	2,500,000	2,681,300
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2018	2,000,000	2,185,180
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2020	10,000,000	11,439,400
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,863,520
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	1,500,000	1,665,600
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	1,800,000	2,017,224
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-3 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2021	7,500,000	8,653,575
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,863,520
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	8,720,000	9,857,175
Michigan Finance Authority Revenue Exchanged Detroit Bonds Series G-8A (Miscellaneous Revenue, AGM Insured)	5.00	4-1-2015	963,300	963,300
Michigan Finance Authority School District (Miscellaneous Revenue)	4.00	6-1-2017	800,000	832,296
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2016	1,575,000	1,632,913
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2017	750,000	797,565
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	1-1-2020	15,000,000	17,401,950
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	25,500,000	25,938,090

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Hospital Finance Authority Sparrow Hospital Obligation (Health Revenue)	5.00%	11-15-2015	$1,000,000	$1,025,550
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	1,880,000	1,944,804
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.25	5-1-2015	990,000	991,940
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2016	415,000	427,288
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Bond Loan Fund Insured, Dexia Credit Local LIQ) ø144A	0.45	5-1-2029	30,725,000	30,725,000
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	23,500,000	23,931,930
Rochester MI Community School District (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2017	900,000	976,518
Rochester MI Community School District (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2019	900,000	1,023,795
Southgate MI Community School District (GO, Build America Mutual Assurance Company Insured)	5.00	5-1-2019	1,000,000	1,137,550
Southgate MI Community School District (GO, Build America Mutual Assurance Company Insured)	5.00	5-1-2020	500,000	580,200
Warren Woods MI Public Schools (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2017	1,445,000	1,567,854
Warren Woods MI Public Schools (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2020	1,445,000	1,676,778
Wayne County MI Airport Authority Detroit Metropolitan Wayne County Airport (Airport Revenue, National Insured)	4.75	12-1-2019	3,750,000	3,851,513
Wayne County MI Airport Authority Refunding Bond Detroit Metropolitan Wayne County Airport (Airport Revenue, AGC/MBIA/FGIC Insured)	5.00	12-1-2015	1,110,000	1,144,610
Wayne County MI Airport Authority Refunding Bond Series A (Airport Revenue)	5.00	12-1-2019	19,405,000	22,246,862
Wayne County MI Airport Authority Refunding Bond Series D (Airport Revenue)	5.00	12-1-2015	1,290,000	1,330,222
Western Michigan University Refunding Bond (Education Revenue)	5.00	11-15-2020	1,000,000	1,164,190
				286,599,408

Minnesota : 0.26%
Central MN Municipal Power Agency Brookings Southeast Twin Cities Transmission Project (Utilities Revenue)	5.00	1-1-2017	1,215,000	1,219,155
Chaska MN Electric Revenue Series A (Utilities Revenue)	5.25	10-1-2020	1,640,000	1,681,033
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A1 (Health Revenue, AGM Insured)	4.00	8-15-2015	750,000	759,810
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series B (Health Revenue, AGM Insured) ±	5.00	8-15-2015	600,000	610,074
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.03	11-15-2017	8,600,000	8,256,000
Minneapolis MN Health Care System Fairview Health Services Series B (Health Revenue, National Insured)	5.50	5-15-2016	2,200,000	2,209,746
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGM Insured)	5.00	1-1-2018	670,000	742,896
St. Paul MN Housing & RDA Community Peace Academy Project Series A (Education Revenue)	5.00	12-1-2018	1,250,000	1,273,588
				16,752,302

Mississippi : 0.34%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2016	495,000	530,442
Mississippi Refunding Bond Capital Improvements Projects Series D (Miscellaneous Revenue) ±	0.55	9-1-2017	6,680,000	6,684,008

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Mississippi (continued)
Perry County MS PCR Leaf River Forest Product Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) ø144A	0.24%	2-1-2022	$15,000,000	$15,000,000
				22,214,450

Missouri : 0.63%
Jackson County MO Special Obligation Harry S. Truman Sports Complex (Tax Revenue, Ambac Insured)	5.00	12-1-2019	3,000,000	3,222,690
Missouri Development Finance Board Refunding Bond & Improvement Electric System Series F (Miscellaneous Revenue)	4.00	6-1-2016	500,000	518,525
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2016	1,910,000	1,977,633
Sikeston MO Electric System Refunding Bond (Utilities Revenue)	5.00	6-1-2019	11,625,000	12,989,194
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	2-15-2016	1,000,000	1,039,020
St. Louis MO PFOTER Series 004 (Airport Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	0.12	7-1-2026	21,115,000	21,115,000
				40,862,062

Nebraska : 0.19%
Central Plains NE Energy Project #1 Series A (Utilities Revenue)	5.00	12-1-2015	11,630,000	11,946,918

Nevada : 1.01%
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2019	1,000,000	1,137,370
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2020	1,000,000	1,157,440
Clark County NV Airport ROC RR-II-R Series 11823 (Airport Revenue, Citibank NA LIQ) ø144A	0.22	1-1-2018	13,050,000	13,050,000
Clark County NV School District Series A (GO, National Insured)	5.00	6-15-2019	9,155,000	9,336,452
Clark County NV School District Series B (GO, National Insured)	5.00	6-15-2018	5,240,000	5,343,857
Clark County NV School District Series B (GO)	5.00	6-15-2019	18,800,000	21,519,608
Clark County NV School District Series B (GO, National Insured)	5.00	6-15-2020	1,000,000	1,019,820
Clark County NV School District Series B (GO)	5.00	6-15-2021	1,400,000	1,549,548
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	2.00	6-1-2015	950,000	950,143
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	3.00	6-1-2016	475,000	478,795
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10-1-2015	4,365,000	4,470,982
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10-1-2016	4,595,000	4,910,033
				64,924,048

New Hampshire : 0.12%
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2018	2,405,000	2,517,626
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2019	2,635,000	2,790,070
New Hampshire HFA SFMR Series B (Housing Revenue)	5.00	7-1-2027	2,440,000	2,563,537
				7,871,233

New Jersey : 5.11%
Casino Reinvestment Development Authority New Jersey Luxury Tax Revenue (Tax Revenue)	4.00	11-1-2017	1,000,000	1,053,690
Casino Reinvestment Development Authority New Jersey Luxury Tax Revenue (Tax Revenue)	4.00	11-1-2019	1,500,000	1,584,360
Hudson County NJ Certificate of Participation (Miscellaneous Revenue, National Insured)	6.25	6-1-2016	2,000,000	2,116,020
Hudson County NJ Refunding Bond County College (GO)	4.00	7-15-2017	1,000,000	1,071,970
Hudson County NJ Refunding Bond County College (GO)	4.00	7-15-2018	1,135,000	1,237,286
Jersey City NJ Refunding Bond (GO, AGM Insured)	4.00	9-1-2017	1,620,000	1,728,751
Morris-Union Jointure Commission New Jersey Refunding Bond (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2015	900,000	909,333

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
Morris-Union Jointure Commission New Jersey Refunding Bond (Miscellaneous Revenue, AGM Insured)	4.00%	8-1-2016	$2,235,000	$2,315,214
New Jersey Certificate of Participation Equipment Lease Purchase Agreement Series A (Miscellaneous Revenue)	5.00	6-15-2018	11,160,000	12,172,324
New Jersey EDA CAB Saint Barnabas Hospital Series A (Health Revenue, National Insured) ¤	0.00	7-1-2017	2,740,000	2,655,855
New Jersey EDA Cigarette Tax (Tobacco Revenue)	5.00	6-15-2017	18,520,000	20,030,306
New Jersey EDA Cigarette Tax (Tobacco Revenue, Radian Insured)	5.38	6-15-2015	8,325,000	8,414,078
New Jersey EDA Motor Vehicle Commission Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2016	2,190,000	2,238,071
New Jersey EDA Refunding Bond Seeing Eye Incorporated Project (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2024	4,000,000	4,025,960
New Jersey EDA Revenue Series UU (Miscellaneous Revenue)	5.00	6-15-2017	3,000,000	3,227,790
New Jersey EDA Revenue Series UU (Miscellaneous Revenue)	5.00	6-15-2018	7,355,000	8,022,172
New Jersey EDA School Facilities Construction Notes (Miscellaneous Revenue) ±	0.92	2-1-2017	20,200,000	20,224,846
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	4,440,000	4,880,315
New Jersey EDA School Facilities Construction Notes Series K (Miscellaneous Revenue) ±	0.75	2-1-2017	10,000,000	10,012,500
New Jersey EDA School Facilities Construction Project Series C (Miscellaneous Revenue) ±	1.82	2-1-2018	38,000,000	38,930,620
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series A (Education Revenue)	4.00	9-1-2017	2,425,000	2,584,371
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series B (Education Revenue)	4.00	9-1-2017	525,000	559,503
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series D (Education Revenue)	4.00	9-1-2016	540,000	564,516
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series D (Education Revenue)	4.00	9-1-2017	565,000	602,132
New Jersey HCFR Series 3018 (Health Revenue, AGM Insured, Deutsche Bank LIQ) ø144A	0.41	7-1-2038	21,805,285	21,805,285
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	3.63	12-1-2030	4,000,000	4,119,480
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	5.00	12-1-2020	9,775,000	11,116,423
New Jersey PFOTER Series 4716 (Miscellaneous Revenue, National/FGIC Insured, Dexia Credit Local LIQ) ø144A	0.22	9-1-2027	36,245,000	36,245,000
New Jersey PFOTER Series 4717 (GO, Ambac Insured, Dexia Credit Local LIQ) ø144A	0.16	12-15-2022	24,955,000	24,955,000
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	6-1-2015	1,000,000	1,007,440
New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) ø144A	0.67	6-1-2029	18,565,000	18,565,000
New Jersey Transit Corporation Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2016	5,105,000	5,217,055
New Jersey Transit Corporation Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2017	7,265,000	8,017,799
New Jersey Transit Corporation Series A (Miscellaneous Revenue, Ambac Insured)	5.50	9-15-2015	1,100,000	1,126,642
New Jersey Transportation Program Series AA (Transportation Revenue)	4.00	6-15-2015	1,000,000	1,007,040
New Jersey Transportation Program Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2016	1,500,000	1,616,430
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2019	2,070,000	2,293,291
New Jersey Turnpike Authority Series B-2 (Transportation Revenue) ±	0.54	1-1-2024	25,000,000	25,028,000
New Jersey Turnpike Authority Series B-3 (Transportation Revenue) ±	0.69	1-1-2024	4,700,000	4,709,964
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2016	790,000	815,233
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2017	3,455,000	3,683,479

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
Newark NJ Housing Authority Refunding Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00%	1-1-2016	$1,070,000	$1,104,176
Newark NJ Series D (GO)	1.75	12-8-2015	2,500,000	2,515,400
Rutgers University Series J (Education Revenue)	4.00	5-1-2018	700,000	761,677
Rutgers University Series L (Education Revenue)	5.00	5-1-2017	600,000	653,526
Rutgers University Series L (Education Revenue)	5.00	5-1-2018	300,000	335,991
Winslow Township NJ Board of Education Refunding Bond (GO)	3.00	8-1-2017	600,000	626,604
Winslow Township NJ Board of Education Refunding Bond (GO)	4.00	8-1-2018	425,000	459,914
Winslow Township NJ Board of Education Refunding Bond (GO)	4.00	8-1-2019	525,000	576,455
				329,524,287

New Mexico : 0.77%
Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2015	875,000	892,640
Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2016	2,100,000	2,202,123
Farmington NM PCR Series B (Utilities Revenue) ±	4.75	6-1-2040	5,080,000	5,423,814
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	0.91	12-1-2028	695,000	691,511
New Mexico Mortgage Finance Authority SFMR Class I-A2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.60	1-1-2039	395,000	415,635
New Mexico Mortgage Finance Authority SFMR Class I-D2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.05	7-1-2026	115,000	115,407
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.87	11-1-2039	40,000,000	40,179,200
				49,920,330

New York : 10.38%
Branch Banking & Trust Class C (Miscellaneous Revenue, Rabobank LOC) ±144A	0.72	11-15-2017	21,065,000	21,065,000
Branch Banking & Trust Class D (Miscellaneous Revenue, Rabobank LOC) ±144A	0.82	11-15-2019	6,000,000	6,000,000
Deutsche Bank SPEAR/LIFER Trust Series DBE 1190 (Airport Revenue, Deutsche Bank LIQ) ø144A	0.16	12-15-2041	15,000,000	15,000,000
Liberty Development Corporation New York Series 1207 (Miscellaneous Revenue, Deutsche Bank LIQ) ø144A	0.31	10-1-2035	5,000,000	5,000,000
Long Island NY Power Authority Series C (Utilities Revenue) ±	0.77	5-1-2033	12,000,000	12,011,400
Metropolitan Transportation Authority New York Sub Series B3 (Tax Revenue) ±	0.92	11-1-2018	32,600,000	32,749,634
Metropolitan Transportation Authority New York Sub Series B4 (Transportation Revenue) ±	5.00	11-15-2030	12,445,000	14,458,477
Metropolitan Transportation Authority New York Sub Series D2 (Transportation Revenue, AGM Insured) ±	0.72	11-1-2032	15,000,000	15,015,900
Metropolitan Transportation Authority New York Sub Series G1 (Transportation Revenue) ±	0.60	11-1-2026	31,925,000	31,780,380
Metropolitan Transportation Authority New York Sub Series G3 (Transportation Revenue) ±	0.82	11-1-2031	16,000,000	16,070,400
Metropolitan Transportation Authority New York Sub Series G4 (Transportation Revenue) ±	0.96	11-1-2030	11,705,000	11,788,223
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, National Insured)	5.88	1-1-2016	3,830,000	3,949,266
Nassau County NY General Improvement Bonds Series C (GO)	5.00	10-1-2020	3,065,000	3,533,822
Nassau County NY Local Economic Assistance Winthrop University Hospital Project (Health Revenue)	4.00	7-1-2016	1,400,000	1,452,388
Nassau County NY Series F (GO)	5.00	10-1-2020	1,780,000	2,033,009
New York Dormitory Authority Non Miriam Osborn Memorial Home Association (Health Revenue)	2.00	7-1-2016	1,800,000	1,822,752
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	0.90	5-1-2018	12,805,000	12,811,146
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2017	2,250,000	2,465,798

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00%	6-15-2018	$750,000	$845,130
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2019	1,000,000	1,156,050
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC) ø	0.06	11-1-2049	5,000,000	5,000,000
New York IDA American Airlines JFK International Airport (Industrial Development Revenue)	7.50	8-1-2016	6,840,000	7,201,152
New York IDA Terminal One Group Association Project (Miscellaneous Revenue) ±	5.50	1-1-2020	2,000,000	2,072,740
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.12	4-1-2017	16,675,000	16,424,875
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO, AGM Insured) ±(m)	0.60	10-1-2027	11,325,000	11,325,000
New York NY Adjusted Fiscal 2008 Sub Series J5 (GO, Bank of America NA SPA) ø	0.12	8-1-2028	15,000,000	15,000,000
New York NY Adjusted Fiscal 2008 Sub Series J7 (GO) ±	0.49	8-1-2021	19,000,000	19,010,070
New York NY Health & Hospital Corporation Health System Series A (Health Revenue)	5.50	2-15-2020	5,755,000	6,477,943
New York NY Industrial Development Agency Congregation Machine Chaim Incorporated (Miscellaneous Revenue, Santander Bank NA LOC) ø	0.29	5-1-2036	7,450,000	7,450,000
New York NY Industrial Development Agency Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2016	2,250,000	2,351,700
New York NY Industrial Development Agency Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2017	2,000,000	2,150,560
New York NY Industrial Development Agency Refunding Bond Terminal One Group Association Project (Miscellaneous Revenue) ±	5.50	1-1-2021	6,940,000	7,197,266
New York NY Municipal Water Finance Authority Series AA2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.11	6-15-2032	25,425,000	25,425,000
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.12	6-15-2032	11,550,000	11,550,000
New York NY Sub Series A-6 (GO, AGM Insured, Dexia Credit Local SPA) ø	0.13	11-1-2026	10,495,000	10,495,000
New York NY Sub Series J-11 (GO) ±	0.60	8-1-2027	18,960,000	18,908,239
New York NY Sub Series J-4 (GO) ±	0.57	8-1-2025	2,000,000	1,998,120
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.11	4-1-2035	9,000,000	9,000,000
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	19,605,000	19,605,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.12	8-1-2023	37,000,000	37,000,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.09	8-1-2031	33,650,000	33,650,000
New York Refunding Bond 2015 Series A (GO)	5.00	8-1-2021	7,515,000	8,944,503
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2017	6,500,000	7,105,800
New York Urban Development Corporation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	43,000,000	43,006,020
Niagara Falls NY Bridge Commission Series B (Transportation Revenue, National Insured)	5.25	10-1-2015	60,000	60,992
Oyster Bay NY Public Improvement Series B (GO, AGM Insured)	3.00	11-1-2018	1,140,000	1,196,829
Rockland County NY Refunding Bond (GO, Build America Mutual Assurance Company Insured)	3.00	2-15-2018	2,475,000	2,589,296
Rockland County NY Refunding Bond (GO, Build America Mutual Assurance Company Insured)	3.00	2-15-2019	1,830,000	1,922,470
Rockland County NY Refunding Bond (GO, Build America Mutual Assurance Company Insured)	3.00	2-15-2020	630,000	664,133
Suffolk County NY Economic Development Corporation Catholic Health Services (Health Revenue)	5.00	7-1-2016	1,250,000	1,319,188
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2016	2,245,000	2,373,975
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2017	2,365,000	2,558,008

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00%	11-1-2018	$2,640,000	$2,912,105
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2019	2,775,000	3,108,444
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2020	2,915,000	3,305,435
Suffolk County NY Public Improvement Series A (GO)	4.00	5-15-2018	1,615,000	1,750,757
Suffolk County NY Refunding Bond (GO, AGM Insured)	5.00	2-1-2016	4,185,000	4,348,634
Suffolk County NY Refunding Bond (GO, AGM Insured)	5.00	2-1-2017	1,500,000	1,618,695
Suffolk County NY Refunding Bond Series A (GO)	5.00	4-1-2018	2,700,000	3,000,213
Suffolk County NY Refunding Bond Series A (GO)	5.00	4-1-2019	1,385,000	1,573,692
Suffolk County NY Refunding Bond Series B (GO)	4.00	10-1-2015	1,000,000	1,017,940
Suffolk County NY TAN (GO)	2.00	7-30-2015	17,000,000	17,083,130
Tobacco Settlement Financing Corporation Asset-Backed Revenue Bonds Series B (Tobacco Revenue)	5.00	6-1-2019	12,025,000	12,120,839
Tobacco Settlement Financing Corporation Asset-Backed Revenue Bonds Series B (Tobacco Revenue)	5.00	6-1-2020	20,000,000	21,101,000
Triborough Bridge & Tunnel Authority NY Refunding Bond Sub Series ABCD-3 (Transportation Revenue, AGM Insured) ±	0.27	1-1-2017	3,500,000	3,498,740
Triborough Bridge & Tunnel Authority NY Refunding Bond Sub Series BE (Transportation Revenue) ±	0.77	1-1-2032	31,200,000	31,331,352
Troy NY Troy Capital Resource Corporation Series B (Education Revenue)	5.00	9-1-2015	2,000,000	2,039,000
Westchester County NY Westchester County Healthcare Corporation Series B (Health Revenue)	5.00	11-1-2015	3,000,000	3,079,590
Yonkers NY Series A (GO)	5.00	10-1-2015	2,295,000	2,349,208
Yonkers NY Series A (GO)	5.00	10-1-2016	2,000,000	2,129,960
				669,411,388

North Carolina : 0.48%
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, AGM Insured)	6.00	1-1-2019	925,000	1,003,773
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2016	5,000,000	5,176,300
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2017	10,000,000	10,748,300
North Carolina Grant Anticipation Capital Improvement (Miscellaneous Revenue) ±	4.00	3-1-2023	11,500,000	12,282,920
North Carolina Medical Care Commission Novant Health Obligated Group Series A (Health Revenue)	4.00	11-1-2017	1,330,000	1,430,415
				30,641,708

North Dakota : 0.10%
Fargo ND Sanford Health System (Health Revenue)	4.00	11-1-2015	4,115,000	4,206,188
Ward County ND HCFR Trinity Obligated Group (Health Revenue)	5.13	7-1-2018	1,000,000	1,037,220
Ward County ND HCFR Trinity Obligated Group (Health Revenue)	5.25	7-1-2015	1,375,000	1,389,314
				6,632,722

Ohio : 2.88%
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	4.00	12-1-2015	1,640,000	1,677,868
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	5.00	12-1-2016	1,705,000	1,829,738
Franklin County OH Hospital Facilities Refunding Bond Ohio Health Corporation Series B (Health Revenue) ±	5.00	11-15-2033	16,705,000	18,280,616
Lancaster OH Port Authority Gas Supply (Utilities Revenue) ±	0.84	5-1-2038	73,500,000	74,072,565
Lorain County OH Port Authority EDA Series A (Health Revenue)	4.00	11-15-2018	670,000	723,593
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ) ø144A	0.19	5-1-2034	13,565,000	13,565,000

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio (continued)
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00%	2-15-2016	$750,000	$769,868
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2017	1,575,000	1,649,781
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2018	1,000,000	1,066,270
Ohio Air Quality Development Authority Pollution Control Facilities Refunding Bond FirstEnergy Generation Project (Resource Recovery Revenue) ±	3.10	3-1-2023	10,000,000	10,286,500
Ohio Higher Educational Facility Commission University Hospital Health System Series C (Health Revenue) ±	4.88	1-15-2039	2,050,000	2,077,511
Ohio Higher Educational Facility Commission University of Dayton Project Series B (Education Revenue) ±	1.27	7-1-2016	10,000,000	10,014,000
Ohio Water Development Authority First Energy Nuclear Generation Project (Water & Sewer Revenue) ±	4.00	12-1-2033	2,000,000	2,134,640
Ohio Water Development Authority First Energy Nuclear Generation Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	31,000,000	31,757,330
Reynoldsburg OH City School District Series DCL-2014-001 (GO, Dexia Credit Local LIQ) ø144A	0.12	9-1-2030	11,100,000	11,100,000
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2018	2,000,000	2,219,160
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2019	2,215,000	2,506,605
				185,731,045

Oklahoma : 0.57%
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2018	2,650,000	2,972,691
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2019	2,000,000	2,290,680
Cleveland County OK Justice Authority Detention Facility Project (Tax Revenue)	4.00	3-1-2020	500,000	544,685
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, National Insured) ±(m)(n)	0.10	6-1-2019	17,650,000	17,120,500
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2018	1,240,000	1,323,440
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2019	3,025,000	3,371,000
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	1,000,000	1,130,530
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	4.00	6-1-2017	3,715,000	3,860,554
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2018	530,000	583,111
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	695,000	785,718
Tulsa OK Airports Improvement Trust Series B (Airport Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2018	860,000	917,869
Woodward County OK PFFA Series B (Tax Revenue)	3.25	9-1-2026	2,000,000	2,025,860
				36,926,638

Other : 0.54%
Branch Banking & Trust Municipal Trust Various States Class C (Miscellaneous Revenue, Rabobank LOC) ø144A	0.62	2-1-2016	7,515,000	7,515,000
Branch Banking & Trust Municipal Trust Various States Class D (Miscellaneous Revenue, Rabobank LOC) ±	0.77	12-1-2017	13,745,000	13,745,000
Public Housing Capital Fund Trust I (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	10,154,709	10,523,731

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Other (continued)
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50%	7-1-2022	$3,057,014	$3,060,590
				34,844,321

Pennsylvania : 5.29%
Allegheny County PA Airport Authority PFOTER Series 3965 (Airport Revenue, National Insured, Dexia Credit Local LIQ) ø	0.25	1-1-2020	2,805,000	2,805,000
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, FGIC Insured)	5.00	1-1-2017	2,500,000	2,662,175
Allegheny County PA IDA Carnegie Museums of Pittsburgh (Miscellaneous Revenue, Citizens Bank LOC) ø	0.08	8-1-2032	16,295,000	16,295,000
Allegheny County PA Series C-68 (GO)	5.00	11-1-2017	1,340,000	1,480,780
Beaver County PA IDA FirstEnergy Nuclear Series B (Industrial Development Revenue) ±	3.50	12-1-2035	4,300,000	4,463,056
Chester PA EDA (Miscellaneous Revenue, Municipal Government Guaranty Insured)	7.00	3-1-2019	6,145,000	6,145,000
Delaware County PA Authority Elwyn Project (Housing Revenue)	4.00	6-1-2016	1,650,000	1,703,576
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	2,560,000	2,562,611
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2018	1,270,000	1,424,242
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	8,650,000	9,522,958
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	5,015,000	5,504,464
Erie PA Higher Education Building Authority Mercyhurst College Project (Education Revenue)	5.00	3-15-2018	1,075,000	1,150,637
Hempfield PA School District (GO) ±	0.48	8-1-2017	3,770,000	3,767,399
Lackawanna County PA Riverside School District Project (GO, Build America Mutual Assurance Company Insured)	4.00	10-15-2019	1,400,000	1,541,288
Lackawanna County PA Riverside School District Project (GO, Build America Mutual Assurance Company Insured)	4.00	10-15-2020	1,455,000	1,612,155
Manheim Township PA School District Series A (GO) ±	0.52	5-1-2025	4,700,000	4,707,755
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	8-1-2015	2,495,000	2,534,421
Nazareth PA Area School District (GO) ±	0.64	2-1-2031	15,075,000	15,058,418
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,425,000	1,492,004
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2015	1,675,000	1,711,448
Pennsylvania EDFA Pennsylvania Rapid Bridge Replacement Project (Industrial Development Revenue)	4.00	6-30-2018	6,675,000	7,156,201
Pennsylvania EDFA PPL Energy Supply LLC Series C (Utilities Revenue) ±	3.00	12-1-2037	5,000,000	5,032,150
Pennsylvania EDFA Solid Waste Refunding Bond Republic Services Incorporated Project Series B (Resource Recovery Revenue) ±	0.33	12-1-2030	9,135,000	9,135,000
Pennsylvania EDFA Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.37	8-1-2045	25,000,000	24,999,750
Pennsylvania HEFAR Foundation Indiana University PA Series A (Education Revenue, Syncora Guarantee Incorporated Insured) ±	0.62	7-1-2017	2,460,000	2,462,116
Pennsylvania HEFAR Temple University (Education Revenue, National Insured)	5.00	4-1-2020	745,000	780,291
Pennsylvania Higher Educational Facilities Authority (Education Revenue) ø	0.56	9-1-2045	15,000,000	15,000,000
Pennsylvania Public School Building Project (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured) ø144A	0.49	6-1-2023	15,785,000	15,785,000
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	0.62	12-1-2017	14,765,000	14,807,228
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.79	6-1-2015	13,770,000	13,772,616
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.17	12-1-2019	18,100,000	18,412,044
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.29	12-1-2020	11,250,000	11,500,425

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Philadelphia PA Gas Works 10th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.00%	7-1-2019	$2,500,000	$2,843,425
Philadelphia PA Gas Works 17th Series 1975 General Ordinance (Utilities Revenue, AGM Insured)	5.38	7-1-2016	5,000,000	5,293,600
Philadelphia PA Gas Works 4th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.25	8-1-2015	1,150,000	1,154,715
Philadelphia PA Gas Works 8th Series 1998 General Ordinance (Utilities Revenue)	5.00	8-1-2015	2,000,000	2,030,060
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2015	1,500,000	1,512,315
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2016	1,500,000	1,558,455
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2018	8,385,000	9,111,728
Philadelphia PA Housing Authority Series A (Housing Revenue, AGM Insured)	5.25	12-1-2017	2,335,000	2,344,644
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2015	1,000,000	1,001,800
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2016	1,370,000	1,430,677
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2017	1,500,000	1,612,875
Philadelphia PA Refunding Bond Series A (GO, AGM Insured)	5.00	12-15-2015	1,315,000	1,358,277
Philadelphia PA School District Refunding Notes Series C (GO)	5.00	9-1-2019	5,945,000	6,773,436
Philadelphia PA School District Series A (GO) %%	4.00	9-1-2017	500,000	535,380
Philadelphia PA School District Series A (GO, Ambac Insured)	5.00	8-1-2015	10,105,000	10,264,255
Philadelphia PA School District Series A (GO, Ambac Insured)	5.00	8-1-2016	5,210,000	5,293,204
Philadelphia PA School District Series B (GO, AGM Insured)	5.00	6-1-2015	4,655,000	4,690,378
Philadelphia PA School District Series C (GO)	5.00	9-1-2017	1,500,000	1,641,840
Philadelphia PA School District Series D (GO) %%	5.00	9-1-2018	5,300,000	5,936,689
Philadelphia PA Series A (GO)	5.00	7-15-2017	1,000,000	1,095,910
Philadelphia PA Series A (GO)	5.00	7-15-2018	1,000,000	1,124,610
Philadelphia PA Series A (GO, AGM Insured)	5.00	8-1-2019	4,550,000	4,940,208
Pittsburgh PA Series A (GO)	4.00	9-1-2015	825,000	838,151
Pittsburgh PA Series A (GO)	4.00	9-1-2016	600,000	629,802
Reading PA Parking Authority CAB (Transportation Revenue, National Insured) ¤	0.00	11-15-2019	1,000,000	886,840
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2015	1,900,000	1,900,000
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2016	2,855,000	2,984,617
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2017	2,685,000	2,899,397
Susquehanna PA Regional Airport Authority Sub Series C (Airport Revenue)	3.00	1-1-2017	2,245,000	2,303,303
Tender Option Bond Trust Receipts/Certificates Series 2015 (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company LIQ) ø144A	0.12	12-1-2015	9,850,000	9,850,000
Warwick PA School District (GO)	4.00	2-15-2020	1,000,000	1,115,360
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2015	1,435,000	1,447,269
York County PA Refunding Bond (GO) ±	0.42	6-1-2033	15,550,000	15,557,620
				340,948,048

Puerto Rico : 1.88%
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	25,690,000	26,531,861
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	16,825,000	17,362,054
Puerto Rico Electric Power Authority Refunding Bond Series SS (Utilities Revenue, National Insured)	4.25	7-1-2017	550,000	550,215
Puerto Rico Government Development Bank Series 1985 (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	23,470,000	23,506,613

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)
Puerto Rico Government Development Bank Series 3402 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ø144A	0.50%	6-30-2015	$26,750,000	$26,750,000
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue)	5.00	12-1-2018	900,000	914,904
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue)	5.00	12-1-2019	1,050,000	1,067,388
Puerto Rico Highway & Transportation Authority Refunding Bond Series AA (Transportation Revenue, National Insured)	5.50	7-1-2017	7,885,000	7,992,551
Puerto Rico Highway & Transportation Authority Refunding Bond Series Z (Tax Revenue, National Insured)	6.25	7-1-2015	2,225,000	2,227,537
Puerto Rico Public Buildings Authority Government Facilities Refunding Bond Series F (Miscellaneous Revenue, CIFG Insured)	5.25	7-1-2017	10,200,000	10,227,234
Puerto Rico Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	3,925,000	4,014,137
				121,144,494

Rhode Island : 0.51%
Rhode Island Health & Educational Building Corporation Hospital Financing Revenue Refunding Bonds Lifespan Obligated Group Issue Series A (Health Revenue, AGM Insured)	5.00	5-15-2018	4,300,000	4,487,738
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	3.00	5-15-2015	2,480,000	2,487,192
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	4.00	5-15-2016	3,015,000	3,122,153
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	4.00	5-15-2017	1,500,000	1,590,135
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	5.00	5-15-2019	1,000,000	1,124,480
Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	2.25	6-1-2041	20,000,000	20,356,000
				33,167,698

South Carolina : 0.30%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	132,758	112,518
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	179,606	136,411
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	198,490	134,814
Piedmont SC Municipal Power Agency Unrefunded Balance 2004 Series A (Utilities Revenue, FGIC Insured)	6.50	1-1-2016	1,860,000	1,943,644
Scago SC Educational Facilities Corporation Calhoun School District Project (Miscellaneous Revenue, Radian Insured)	5.00	12-1-2021	2,500,000	2,592,900
South Carolina Jobs EDA Brashier Charter LLC Project (Education Revenue, SunTrust Bank LOC) ø	0.22	12-1-2038	3,920,000	3,920,000
South Carolina Public Service Authority Refunding Notes (Water & Sewer Revenue, AGM/Ambac Insured, Citibank NA LIQ) ø144A	0.17	1-1-2016	10,780,000	10,780,000
				19,620,287

Tennessee : 1.68%
Chattanooga TN Health Educational & Housing Facility Board Series C (Health Revenue) ø	0.10	5-1-2039	3,500,000	3,500,000
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	3,230,000	3,449,026
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2017	1,330,000	1,448,862
Clarksville TN Water Sewer & Gas Refunding Bond (Water & Sewer Revenue)	4.00	2-1-2017	835,000	884,432
Knox County TN Health Educational & Housing Facilities Board University Health Systems Incorporated (Health Revenue)	5.00	4-1-2019	1,450,000	1,541,640
Memphis-Shelby County TN Airport Authority Series A1 (Airport Revenue)	5.75	7-1-2019	1,500,000	1,754,070

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tennessee (continued)
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.38%	7-1-2018	$1,000,000	$1,126,860
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.50	7-1-2019	1,505,000	1,744,521
Memphis-Shelby County TN Industrial Development Board Boys & Girls Club Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	1-1-2028	4,530,000	4,530,000
Nashville TN Davidson County HEFA Vanderbilt University Series B (Education Revenue) ±	0.62	10-1-2038	11,000,000	11,039,160
Shelby County TN Health Educational & Housing Facilities Series A (Health Revenue)	5.00	9-1-2015	2,750,000	2,803,378
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2015	19,040,000	19,364,632
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	7,330,000	7,731,757
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	5,440,000	5,959,629
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	3,300,000	3,716,493
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2019	6,225,000	7,073,219
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	14,000,000	14,954,940
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	8,895,000	9,768,311
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,110,000	5,669,238
				108,060,168

Texas : 11.13%
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2017	500,000	541,865
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue) ±	3.00	1-1-2045	8,000,000	8,045,600
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2017	1,500,000	1,616,220
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2016	250,000	256,810
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2018	250,000	270,558
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2019	750,000	826,163
Clear Creek TX Independent School District Series B (GO) ±	3.00	2-15-2032	3,000,000	3,207,420
Corpus Christi TX Utility System Revenue Junior Lien Series B (Water & Sewer Revenue) ±%%	2.00	7-15-2045	12,585,000	12,811,278
Cypress Fairbanks TX School District (GO)	4.25	2-15-2021	2,775,000	2,954,376
Cypress Fairbanks TX School District Series B-1 (GO) ±	3.00	2-15-2036	10,000,000	10,647,800
Dallas-Fort Worth TX International Airport Facilities Series 2001-A1 (Industrial Development Revenue)	6.15	1-1-2016	3,000,000	3,014,490
Denton TX Independent School District Series B (GO) ±	2.00	8-1-2044	39,075,000	40,056,955
Eagle Mountain & Saginaw TX Independent School District (GO) ±	2.00	8-1-2050	12,150,000	12,419,244
Harris County TX Cultural Education Facilities Finance Corporation Memorial Hermann Health Systems Series A (Health Revenue)	3.13	6-1-2015	2,290,000	2,301,152
Harris County TX Health Facilities Development Corporation Revenue (Health Revenue, Dexia Credit Local LIQ) ø144A	0.15	7-1-2027	3,955,000	3,955,000
Houston TX Airport System Revenue Series B2 (Airport Revenue)	5.00	7-15-2020	9,500,000	10,210,600
Houston TX Airport System Revenue Series C (Airport Revenue)	5.00	7-15-2020	7,000,000	7,489,020
Houston TX Higher Education Finance Corporation Refunding Bonds Rice University Series B (Education Revenue) ±	0.55	5-15-2048	20,000,000	20,099,400
Houston TX Housing Finance Corporation Series A (Housing Revenue, GNMA/FNMA Insured) ±	6.75	6-1-2033	345,000	355,588
Houston TX Independent School District Limited Tax (GO)	4.25	2-15-2021	5,075,000	5,399,140
Houston TX Independent School District Series A (GO) ±	1.00	6-1-2039	8,000,000	8,009,840

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Houston TX Utility System Revenue Series C (Water & Sewer Revenue) ±	0.62%	5-15-2034	$90,000,000	$90,198,000
Hutto TX Independent School District Series 2015 (GO) ±	3.00	2-1-2055	23,425,000	24,953,481
Laredo TX Public Property Finance Contractual Obligation (GO)	3.88	2-15-2018	2,090,000	2,224,303
Love Field TX Airport Modernization Corporation Southwest Airlines Company Project (Airport Revenue)	5.00	11-1-2016	5,000,000	5,303,550
Lower Colorado River Texas Revenue Authority Unrefunded Balance 2012 Series A (Miscellaneous Revenue, AGM Insured)	5.88	5-15-2015	1,510,000	1,517,203
Mansfield TX Independent School District (GO) ±	1.75	8-1-2042	8,255,000	8,415,312
North East TX Independent School District Series A (GO) ±	2.00	8-1-2042	30,000,000	30,720,300
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2017	850,000	928,396
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.26	4-1-2037	9,400,000	9,400,376
North Texas Tollway Authority Refunding Bond Series A (Transportation Revenue) ±	0.82	1-1-2050	17,000,000	17,032,300
Northside TX Independent School District Building Project (GO) ±	2.00	8-1-2044	21,195,000	21,691,599
Pasadena TX Independent School District Building Project Series B (GO) ±	3.00	2-15-2044	44,870,000	47,894,687
Pflugerville TX Independent School District Series A (GO) ±	2.00	8-15-2039	27,000,000	27,679,050
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.20	12-1-2039	13,600,000	13,600,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.19	12-1-2039	13,625,000	13,625,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.19	11-1-2040	10,000,000	10,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.20	11-1-2040	24,930,000	24,930,000
San Antonio TX Electric & Gas Revenue Junior Lien Series A (Utilities Revenue) ±	2.00	12-1-2027	20,320,000	20,791,830
San Antonio TX Electric & Gas Revenue Junior Lien Series B (Utilities Revenue) ±	0.40	2-1-2033	26,700,000	26,702,136
San Antonio TX Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2018	510,000	572,832
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2019	655,000	749,379
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2020	920,000	1,070,227
Texas Municipal Gas Acquisition & Supply Corporation II Series 2007-042-1993B (Utilities Revenue, BNP Paribas LIQ) ø144A	0.17	9-15-2018	31,000,000	31,000,000
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.88	9-15-2017	3,960,000	3,966,098
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.49	9-15-2017	38,500,000	38,503,080
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	500,000	530,525
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2017	6,450,000	7,044,432
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2018	4,500,000	5,037,885
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2019	7,000,000	8,002,750
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2017	1,745,000	1,912,468
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series B (Utilities Revenue) ±	0.73	12-15-2017	705,000	705,374
Texas PFA Assessment Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	1-1-2018	14,000,000	14,636,020
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2017	3,000,000	3,253,560

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00%	11-1-2018	$3,395,000	$3,726,420
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	2,375,000	2,644,301
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.23	4-1-2026	28,650,000	28,650,000
Tomball TX Independent School District Series B2 (GO) ±	3.00	2-15-2039	10,000,000	10,599,200
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	3.00	1-10-2017	405,000	419,750
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2018	640,000	686,656
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2019	1,010,000	1,099,446
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2020	500,000	550,490
				717,456,935

Utah : 0.02%
Utah Charter School Finance Authority North Davis Preparatory (Education Revenue)	5.00	7-15-2015	180,000	180,972
Utah Charter School Finance Authority Summit Academy Series A (Education Revenue)	5.13	6-15-2017	920,000	953,102
				1,134,074

Vermont : 0.40%
Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	1.76	6-1-2022	26,021,093	26,058,823

Virgin Islands : 0.13%
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2016	7,500,000	7,866,675
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	5.00	10-1-2015	620,000	632,462
				8,499,137

Virginia : 0.31%
Albemarle County VA Industrial Development Revenue Jefferson Scholars Foundation Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	10-1-2037	7,050,000	7,050,000
Charles City VA EDA Solid Waste Disposal Waste Management Incorporated (Resource Recovery Revenue) ±	1.60	8-1-2027	3,150,000	3,149,370
Gloucester County VA EDA Solid Waste Disposal Revenue Waste Management Services Series A (Resource Recovery Revenue) ±	1.60	9-1-2038	1,500,000	1,507,380
Greater Richmond VA Convention Center Authority Hotel Tax Revenue (Tax Revenue)	5.00	6-15-2019	1,250,000	1,434,638
Greater Richmond VA Convention Center Authority Hotel Tax Revenue (Tax Revenue)	5.00	6-15-2020	1,000,000	1,167,710
Marquis VA CDA CAB Series A (Tax Revenue) (i)	5.10	9-1-2036	2,169,000	1,913,861
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00	9-1-2041	3,493,000	475,886
Washington VA County IDA Series C (Health Revenue)	7.25	7-1-2019	3,200,000	3,586,176
				20,285,021

Washington : 0.39%
Port Bellingham WA Indevelopment Corporation BP West Coast Products LLC (Industrial Development Revenue) ##	5.00	1-1-2016	12,500,000	12,932,000
Port Kalama WA Series B (Airport Revenue)	5.25	12-1-2015	175,000	179,975

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Washington (continued)
Washington Health Care Facilities Authority (Health Revenue) ±	0.17%	1-1-2035	$12,000,000	$11,981,400
				25,093,375

West Virginia : 0.04%
West Virginia EDA Poll Control Revenue Appalachian Power Company Series D (Resource Recovery Revenue)	3.25	5-1-2019	2,745,000	2,880,795

Wisconsin : 1.27%
Deutsche Bank SPEAR/LIFER Trust Series DBE 1348 (Miscellaneous Revenue, Deutsche Bank LIQ) ±144A	0.25	6-1-2049	25,315,000	25,315,000
Johnson Creek WI School District BAN (Miscellaneous Revenue)	3.00	3-1-2020	2,550,000	2,634,813
Milwaukee WI RDA Public Schools Refunding Bond Series A (Miscellaneous Revenue)	5.00	8-1-2018	5,070,000	5,676,017
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.95	12-1-2038	1,530,000	1,530,000
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.95	10-1-2042	2,240,000	2,240,000
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)	5.00	7-1-2022	10,930,000	12,081,803
Wisconsin HEFA Ascension Health Alliance Series B (Health Revenue) ±	4.00	11-15-2043	13,000,000	14,322,490
Wisconsin HEFA Medical College Incorporated (Health Revenue)	4.00	12-1-2015	1,310,000	1,338,126
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	4,140,000	4,287,384
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)	5.00	8-15-2015	1,750,000	1,781,045
Wisconsin HEFA Ministry Healthcare Series C (Health Revenue)	5.00	8-15-2016	500,000	530,730
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2016	100,000	102,882
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2017	200,000	210,530
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2018	300,000	319,731
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2019	300,000	322,773
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	5.00	3-1-2020	200,000	224,968
Wisconsin HEFA Wheaton Franciscan Healthcare (Health Revenue)	5.25	8-15-2017	8,230,000	8,731,834
				81,650,126

Wyoming : 0.35%
Lincoln County WY Refunding Bond (Industrial Development Revenue) ø	0.15	11-1-2024	7,530,000	7,530,000
Sweetwater County WY Pollution Control Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø	0.22	1-1-2017	15,000,000	15,000,000
				22,530,000

Total Municipal Obligations (Cost $6,315,956,933)				6,358,391,051

Other : 1.01%
Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares ±144A§	0.49	7-1-2018	3,000,000	2,997,750
Nuveen Dividend Advantage Municipal Fund 3, Institutional MuniFund Term Preferred Shares ±144A	0.77	10-1-2017	62,000,000	62,091,760
Total Other (Cost $65,000,000)				65,089,510

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name		Yield		Shares	Value
Short-Term Investments : 0.29%
Investment Companies : 0.28%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class ##(l)(u)		0.01%		18,212,509	$18,212,509

			Maturity date	Principal
U.S. Treasury Securities : 0.01%
U.S. Treasury Bill (z)#		0.02	6-18-2015	$300,000	299,989

Total Short-Term Investments (Cost $18,512,485)					18,512,498

Total investments in securities (Cost $6,399,469,418)*	99.90%				6,441,993,059
Other assets and liabilities, net	0.10				6,241,606

Total net assets	100.00%				$6,448,234,665

±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(i)	Illiquid security
%%	The security is issued on a when-issued basis.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
##	All or a portion of this security is segregated for when-issued securities.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $6,399,538,382 and unrealized gains (losses) consists of:

Gross unrealized gains	$54,900,497
Gross unrealized losses	(12,445,820)

Net unrealized gains	$42,454,677

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MBIA	Municipal Bond Insurance Association
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
Radian	Radian Asset Assurance
RDA	Redevelopment Authority
ROC	Reset option certificates
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TAN	Tax anticipation notes
TTFA	Transportation Trust Fund Authority

Wells Fargo Advantage Short-Term Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$6,316,589,676	$41,801,375	$6,358,391,051
Other	0	65,089,510	0	65,089,510
Short-term investments
Investment companies	18,212,509	0	0	18,212,509
U.S. Treasury securities	299,989	0	0	299,989

Total assets	$18,512,498	$6,381,679,186	$41,801,375	$6,441,993,059

Liabilities
Futures contracts	$66,016	$0	$0	$66,016

Total liabilities	$66,016	$0	$0	$66,016

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended March 31, 2015, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At March 31, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2015	Unrealized losses
6-30-2015	JPMorgan	325 Short	5-Year U.S. Treasury Notes	$39,068,555	$(234,211)

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.61%
Alabama : 0.52%
Chatom AL Industrial Development Board Solid Waste Disposal (Utilities Revenue)	4.00%	8-1-2016	$1,875,000	$1,951,238
Jefferson County AL Warrants Series A (GO)	4.90	4-1-2021	6,260,000	6,761,176
				8,712,414

Alaska : 2.01%
Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.09	12-1-2041	21,300,000	21,300,000
Alaska Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.08	12-1-2041	12,450,000	12,450,000
				33,750,000

Arizona : 2.02%
Arizona Navajo Tribal Utility Authority (Miscellaneous Revenue, AGM Insured)	4.00	1-1-2021	4,368,000	4,575,611
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project Series A (Tax Revenue)	4.00	7-1-2017	900,000	955,971
Arizona Transportation Board Refunding Bond (Tax Revenue)	5.00	7-1-2025	5,000,000	6,182,400
Florence AZ IDA Legacy Traditional School Project (Education Revenue)	4.00	7-1-2018	410,000	418,631
Phoenix AZ IDA (Industrial Development Revenue)	3.00	2-1-2016	425,000	427,818
Phoenix AZ IDA (Industrial Development Revenue)	5.00	2-1-2017	2,845,000	2,976,809
Phoenix AZ IDA (Industrial Development Revenue)	5.00	2-1-2018	1,795,000	1,896,759
Phoenix AZ IDA Legacy Traditional School Project Series A (Education Revenue) 144A	5.75	7-1-2024	1,400,000	1,545,600
Phoenix AZ Industrial Development Revenue Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	820,000	859,467
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	1,000,000	1,003,490
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	3,000,000	3,011,880
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	5.50	12-15-2023	1,070,000	1,121,157
Pima County AZ Industrial Development Revenue Charter School (Education Revenue)	4.00	7-1-2016	395,000	400,720
Pima County AZ Industrial Development Revenue Charter School (Education Revenue)	4.00	7-1-2017	1,135,000	1,162,217
Salt Verde AZ Financial Corporation Project (Utilities Revenue)	5.25	12-1-2020	1,565,000	1,826,120
Tempe AZ IDA Friendship Village Series A (Health Revenue)	4.00	12-1-2017	220,000	228,802
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2018	800,000	868,752
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2015	1,660,000	1,679,937
Verrado AZ Community Facilities District #1 Series A (GO) 144A	4.25	7-15-2019	1,320,000	1,369,183
Verrado AZ Community Facilities District #1 Series A (GO) 144A	5.00	7-15-2020	700,000	753,410
Verrado AZ Community Facilities District #1 Series A (GO) 144A	5.00	7-15-2021	500,000	541,690
				33,806,424

Arkansas : 0.01%
Fort Smith AR Sales & Use Tax Improvement Bonds (Tax Revenue)	2.38	5-1-2027	240,000	240,773

California : 4.35%
Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2017	2,085,000	2,019,531
California Bay Area Toll Authority Toll Bridge Revenue Series E-3 (Transportation Revenue) ±	0.72	4-1-2047	11,600,000	11,803,116
California Infrastructure & Economic Development Colburn School Project (Education Revenue) ±	0.27	8-1-2037	11,000,000	10,947,420

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Infrastructure & Economic Development Refunding Bonds Museum Art Project Series A (Miscellaneous Revenue) ±	1.87%	12-1-2037	$3,000,000	$3,088,230
California PCFA Refunding Bond Pacific Gas & Electric Company Series D (Industrial Development Revenue, FGIC Insured)	4.75	12-1-2023	1,515,000	1,613,960
California PCFA Waste Management Services Incorporated Series A1 (Resource Recovery Revenue) ±	1.88	4-1-2025	2,000,000	2,000,000
California Public Works Board Lease Community College Project Series B (Miscellaneous Revenue, Ambac Insured)	5.63	3-1-2016	100,000	102,235
California Public Works Board Lease Revenue Bond California State University Project Series C (Miscellaneous Revenue, National Insured)	5.38	10-1-2016	500,000	502,130
California Public Works Board Lease Revenue Bond California State University Project Series C (Miscellaneous Revenue, National Insured)	5.40	10-1-2022	700,000	702,947
California Series B (GO) ±	0.92	5-1-2018	3,000,000	3,042,480
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2017	1,130,000	1,224,694
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2018	1,060,000	1,170,855
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	2,370,000	2,369,716
California Various Purpose Bonds (Miscellaneous Revenue)	6.25	10-1-2019	15,000	15,453
Delhi CA Unified School District CAB (GO, Ambac Insured) ¤	0.00	8-1-2019	2,500,000	2,134,925
Downey CA School Facilities Financing Authority PFOTER Series 4066 (Miscellaneous Revenue, National Insured, Dexia Credit Local LIQ) ø	0.15	8-1-2025	3,935,000	3,935,000
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	4,300,000	4,468,302
Los Angeles County CA Schools Regionalized Business Services CAB Series A (Miscellaneous Revenue, Ambac Insured) ¤	0.00	8-1-2016	1,945,000	1,912,694
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.89	7-1-2027	11,805,000	10,806,887
Palmdale CA Civic Authority Civic Center Refinancing Series A (Tax Revenue, National Insured)	5.60	7-1-2015	35,000	35,129
Sacramento County CA Sanitation District PFOTER Series 3934 (Water & Sewer Revenue, FGIC Insured, Dexia Credit Local LIQ) ø	0.14	12-1-2035	4,995,000	4,995,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12-1-2017	1,455,000	1,578,530
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12-1-2018	2,110,000	2,370,416
				72,839,650

Colorado : 0.50%
Colorado ECFA Rocky Mountain Classical Academy Project (Education Revenue)	6.38	9-1-2023	2,310,000	2,355,738
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Project (Health Revenue)	5.25	6-1-2024	3,380,000	3,510,029
Colorado Health Facilities Authority Total Long Term Care Incorporated (Health Revenue)	4.25	11-15-2015	150,000	151,850
University of Colorado Enterprise Systems PFOTER Series 3840 (Education Revenue, National Insured, Dexia Credit Local LIQ) ø	0.14	6-1-2025	2,405,000	2,405,000
				8,422,617

Connecticut : 3.78%
Connecticut Development Authority Pollution Control (Water & Sewer Revenue)	0.25	4-16-2015	15,000,000	15,000,000
Connecticut Economic Recovery Notes Series A-2 (GO) ø	0.25	1-1-2017	5,000,000	5,000,000
Connecticut Economic Recovery Notes Series A-4 (GO) ø	0.28	1-1-2018	10,000,000	10,000,000
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2017	1,070,000	1,164,470
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2020	500,000	578,310
Connecticut Series A (GO) ±	0.77	3-1-2021	4,365,000	4,408,083
Connecticut Series A (GO) ±	0.90	4-15-2018	5,000,000	5,062,600
Connecticut Series A (GO) ±	0.94	5-15-2018	2,000,000	2,020,200
Connecticut Series A (GO) ±	1.22	3-1-2018	2,500,000	2,500,050
Connecticut Series A (GO) ±	1.27	4-15-2020	7,000,000	7,167,650

2

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Connecticut (continued)
Connecticut Series A (GO) ±	1.37%	3-1-2019	$4,050,000	$4,050,324
Connecticut Series D (GO) ±	0.79	9-15-2018	1,000,000	1,011,740
Connecticut Series D (GO) ±	0.94	9-15-2019	3,345,000	3,407,685
Hamden CT Refunding Bond (GO)	5.00	8-15-2019	1,835,000	2,063,329
				63,434,441

Delaware : 0.12%
Delaware EDA Odyssey Charter School Project Series A (Education Revenue) 144A	6.25	9-1-2025	2,035,000	2,042,326

District of Columbia : 0.36%
District of Columbia American College of Cardiology (Education Revenue, SunTrust Bank LOC) ø	0.22	6-1-2040	6,000,000	6,000,000

Florida : 4.54%
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	5,000,000	5,362,850
Deutsche Bank SPEAR/LIFER Trust Series DBE 1376 (Miscellaneous Revenue, Ambac Insured, Deutsche Bank LIQ) ø144A	0.16	4-1-2027	4,635,000	4,635,000
Florida Cityplace Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2017	500,000	533,490
Florida Cityplace Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2018	1,375,000	1,494,584
Florida Correctional Privatization Commission Certificate of Participation 350 Bed Youthful Polk County Series B (Miscellaneous Revenue, Ambac Insured)	5.00	8-1-2017	40,000	40,640
Florida Department of Environmental Protection Everglades Restoration Series A (Tax Revenue, AGM Insured) ø	0.09	7-1-2027	18,305,000	18,305,000
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue, Ambac Insured)	5.95	10-1-2022	1,400,000	1,401,064
Florida Mid-Bay Bridge Authority Series B (Transportation Revenue)	5.00	10-1-2016	2,000,000	2,119,720
Florida Municipal Loan Council Revenue Series A (Miscellaneous Revenue, National Insured)	5.25	11-1-2015	150,000	150,588
Florida Village Community Development District #10 Special Assignment (Miscellaneous Revenue)	5.13	5-1-2024	4,260,000	4,875,783
Lakeland FL Hospital System Lakeland Regional Health System (Health Revenue)	5.00	11-15-2022	4,495,000	5,105,241
Manatee County FL HFA SFHR Series A (Housing Revenue, GNMA/FNMA Insured)	6.57	5-1-2039	25,000	26,380
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2017	1,000,000	1,077,220
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	8-1-2021	4,310,000	4,495,244
Orange County FL IDA Various Central Florida Kidney Centers (Industrial Development Revenue, SunTrust Bank LOC) ø	0.22	12-1-2020	1,000,000	1,000,000
Orange County FL Tourist Development Tax (Miscellaneous Revenue, Ambac/MBIA Insured)	6.00	10-1-2016	110,000	114,373
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.28	8-1-2029	18,045,000	18,045,000
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	500,000	537,015
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2016	770,000	782,944
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2017	555,000	569,930
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2018	575,000	593,849
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2017	795,000	816,386
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2018	820,000	846,880

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00%	10-1-2016	$3,055,000	$3,216,487
				76,145,668

Georgia : 1.31%
Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	1.62	11-1-2038	5,000,000	5,130,500
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project (Industrial Development Revenue) ±	1.75	12-1-2049	2,000,000	2,024,720
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue) ±	2.40	1-1-2040	5,720,000	5,804,999
Cherokee County GA Water & Sewage Authority (Water & Sewer Revenue, National Insured)	6.90	8-1-2018	5,000	5,027
Gainesville & Hall County GA Hospital Authority Health System Project Series B (Health Revenue) ±	0.97	8-15-2035	6,000,000	6,008,340
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2024	2,500,000	1,481,150
Private Colleges & Universities Authority of Georgia (Education Revenue)	5.00	10-1-2019	1,325,000	1,507,479
				21,962,215

Guam : 0.18%
Guam Department of Education John F. Kennedy High School Project Series A Certificate of Participation (Miscellaneous Revenue)	5.50	12-1-2015	495,000	501,014
Guam Government Waterworks Authority Water & Wastewater System (Water & Sewer Revenue)	4.00	7-1-2016	1,255,000	1,301,322
Guam Government Waterworks Authority Water & Wastewater System Series A (Water & Sewer Revenue)	5.00	7-1-2020	1,000,000	1,138,620
				2,940,956

Hawaii : 1.95%
Hawaii Department of Budget and Finance Queens Health System Series B (Health Revenue)	0.16	7-1-2039	11,270,000	11,270,113
Hawaii Series EO (GO)	5.00	8-1-2026	17,450,000	21,414,117
				32,684,230

Illinois : 15.23%
Chicago IL Board of Education Dedicated Series C2 (GO) ±	1.12	3-1-2032	9,900,000	9,432,225
Chicago IL Board of Education Refunding Bond Series A (GO) ±	4.02	3-1-2032	7,000,000	7,042,560
Chicago IL Board of Education School Reform Board Series A (GO, National Insured)	5.25	12-1-2020	1,000,000	1,113,770
Chicago IL Board of Education School Reform Board Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	10,255,000	8,060,738
Chicago IL Board of Education Series 2012-001 (GO, Dexia Credit Local LIQ) ø144A	0.51	12-1-2034	12,185,000	12,185,000
Chicago IL Board of Education Series A3 (GO) ±	0.85	3-1-2036	16,200,000	14,802,264
Chicago IL CAB (GO, National Insured) ±	5.50	1-1-2019	3,225,000	3,365,384
Chicago IL O’Hare International Airport Third Lien Series B (Airport Revenue, National Insured)	6.00	1-1-2027	1,800,000	1,808,514
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2023	1,350,000	1,596,470
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2024	1,415,000	1,656,031
Chicago IL Park District Harbor Facilities Series D (GO)	5.00	1-1-2022	1,500,000	1,724,505
Chicago IL Park District Harbor Facilities Series D (GO)	5.00	1-1-2023	1,175,000	1,364,575
Chicago IL Park District Limited Tax Series B (GO)	5.00	1-1-2022	4,495,000	5,167,767
Chicago IL Refunding Bond (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.22	1-1-2034	11,320,000	11,320,000
Chicago IL Refunding Bonds Series C (GO)	5.00	1-1-2021	2,030,000	2,204,864
Chicago IL Refunding Bonds Series A (GO, AGM Insured)	5.00	1-1-2024	2,625,000	2,699,813
Chicago IL ROC RR-II-R-11940 (GO, Citibank NA LIQ) ø144A	0.22	7-1-2028	6,250,000	6,250,000

4

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL Series A (GO)	4.00%	1-1-2019	$1,310,000	$1,363,173
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2022	9,750,000	10,038,990
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2023	3,030,000	3,118,446
Chicago IL Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2025	5,000,000	5,301,450
Chicago IL Series A (GO)	5.25	1-1-2022	2,235,000	2,332,401
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2021	4,675,000	4,730,072
Chicago IL Series D (GO, Ambac Insured)	5.00	12-1-2022	3,915,000	4,073,009
Chicago IL Series G (GO, Ambac Insured)	5.00	12-1-2024	1,100,000	1,141,173
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A (Tax Revenue)	5.00	6-1-2022	1,635,000	1,854,842
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGM Insured)	5.25	6-1-2022	1,800,000	2,005,884
Chicago IL Waterworks Revenue Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2021	1,000,000	1,065,030
Cook & Du Page Counties IL Combined School District #113A CAB (GO, National Insured) ¤	0.00	12-1-2019	1,025,000	852,616
Cook County IL Community College District #510 South Suburban College CAB (GO, AGM Insured) ¤	0.00	12-1-2015	1,090,000	1,083,286
Cook County IL School District #123 Oak Lawn CAB (GO, National Insured) ¤	0.00	12-1-2021	1,090,000	912,733
Cook County IL Series A (GO)	5.25	11-15-2022	10,000,000	11,586,600
Deutsche Bank SPEAR/LIFER Trust Series DBE 1115 (Miscellaneous Revenue, Deutsche Bank LIQ) ø144A	0.18	5-15-2041	8,075,000	8,075,000
Deutsche Bank SPEAR/LIFER Trust Series DBE 1379 (Miscellaneous Revenue, Deutsche Bank LIQ) ø144A	0.15	5-1-2032	10,000,000	10,000,000
DeWitt & Ford Counties IL Community College District #540 (GO, AGM Insured)	5.00	12-1-2021	5,920,000	6,533,253
Huntley IL Special Service Area #6 (Tax Revenue, AGM Insured)	4.60	3-1-2017	485,000	492,799
Illinois (GO)	5.00	9-1-2016	1,400,000	1,405,642
Illinois (Miscellaneous Revenue)	5.00	7-1-2022	1,900,000	2,148,558
Illinois (Miscellaneous Revenue, AGM Insured)	5.00	7-1-2023	4,875,000	5,607,810
Illinois (GO)	5.00	1-1-2025	5,025,000	5,147,158
Illinois Finance Authority Proctor Hospital Project Series A (Health Revenue)	5.13	1-1-2025	4,800,000	4,961,856
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10-1-2020	4,530,000	4,909,523
Illinois Municipal Electric Agency Power Series A (Utilities Revenue, National Insured)	5.25	2-1-2021	3,840,000	4,161,523
Illinois Refunding Bond (GO)	5.00	1-1-2018	4,600,000	5,003,466
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2020	5,000,000	5,570,550
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,050,000	5,728,064
Illinois Series 2010 (GO)	5.00	1-1-2017	1,250,000	1,332,888
Illinois Series 2012 (Miscellaneous Revenue)	5.00	8-1-2021	5,620,000	6,317,498
Illinois Series A (GO)	5.00	4-1-2020	2,000,000	2,218,260
Illinois Series A (GO)	5.00	4-1-2023	3,500,000	3,971,380
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2022	2,370,000	1,834,499
Kane Cook & Du Page Counties IL School District #46 Prerefunded CAB Series B (GO, Ambac Insured) ¤	0.00	1-1-2021	455,000	396,042
Kane Cook & Du Page Counties IL School District #46 Unrefunded CAB Series B (GO, Ambac Insured) ¤	0.00	1-1-2021	595,000	517,901
Kendall Kane & Will Counties IL Community Unit School District Series C (GO, AGM Insured) ¤	0.00	10-1-2017	1,350,000	1,307,610
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO, Ambac Insured) ¤	0.00	2-1-2017	1,610,000	1,529,371
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO, Ambac Insured) ¤	0.00	2-1-2018	1,000,000	912,090
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	1,100,000	960,465
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, National Insured) ¤	0.00	1-1-2018	4,000,000	3,875,840
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, AGM/FGIC Insured) ¤	0.00	1-1-2019	1,185,000	1,125,015

5

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00%	3-1-2021	$7,410,000	$8,006,653
St. Clair County IL School District Series B (GO, National Insured)	4.75	1-1-2018	655,000	697,686
University of Illinois Utility Infrastructure Projects Series 2004 (Education Revenue, Bank of New York Mellon SPA) ø	0.03	8-15-2021	2,510,000	2,510,000
Will County IL School District #114 CAB Series C (GO, National Insured) ¤	0.00	12-1-2021	855,000	680,657
Winnebago & Boone Counties IL School District #205 Series A (GO) ¤	0.00	2-1-2021	1,305,000	1,119,207
Winnebago & Boone Counties IL School District #205 Series B (GO) ¤	0.00	2-1-2021	3,400,000	2,915,942
				255,228,391

Indiana : 2.78%
Dearborn County IN EDA Hospital Project (Health Revenue, Fifth Third Bank LOC) ø	0.19	4-1-2036	3,925,000	3,925,000
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue) ##	5.00	1-1-2019	16,205,000	17,305,968
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.73	11-15-2031	11,000,000	11,050,050
Indiana HFFA Ancilla System Incorporated (Health Revenue, National Insured)	5.25	7-1-2022	325,000	326,378
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2017	625,000	657,769
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2018	400,000	427,468
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	0.77	12-1-2044	10,000,000	9,957,600
Whiting IN BP Products North America Incorporated Project (Industrial Development Revenue) ±	1.85	6-1-2044	2,950,000	2,966,402
				46,616,635

Iowa : 0.23%
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.50	12-1-2015	740,000	747,925
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.88	12-1-2016	2,345,000	2,412,513
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.13	12-1-2017	740,000	771,702
				3,932,140

Kansas : 0.03%
Kansas Development Finance Authority (Health Revenue)	5.00	11-15-2015	500,000	513,440

Kentucky : 1.25%
Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	1.77	2-1-2040	7,835,000	7,866,967
Christian County KY Jennie Stuart Medical Center (Health Revenue, AGM Insured)	5.25	2-1-2018	1,520,000	1,601,761
Kentucky EDFA Masonic Homes of Kentucky (Health Revenue)	3.00	11-15-2015	720,000	724,385
Kentucky EDFA Masonic Homes of Kentucky (Health Revenue)	4.00	11-15-2016	740,000	758,596
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2022	1,000,000	802,810
Lexington-Fayette KY Urban County Government First Bracktown Incorporated Project (Industrial Development Revenue, Fifth Third Bank LOC) ø	0.18	12-1-2031	4,206,000	4,206,000
Lexington-Fayette KY Urban County Government Northeast Christian Project (Miscellaneous Revenue, Fifth Third Bank LOC) ø	0.18	1-1-2033	4,430,000	4,430,000
Pikeville KY Hospital Pikeville Medical Center (Health Revenue)	5.00	3-1-2016	500,000	518,640
				20,909,159

Louisiana : 1.42%
Louisiana HFA SFHR Home Owner Series C-2 (Housing Revenue, GNMA Insured)	5.55	6-1-2035	110,000	112,952

6

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Louisiana (continued)
Louisiana Tobacco Settlement Financing Corporation Revenue Bonds Series A (Tobacco Revenue)	5.00%	5-15-2024	$7,500,000	$7,526,025
Louisiana Tobacco Settlement Financing Corporation Revenue Bonds Series A (Tobacco Revenue)	5.00	5-15-2025	7,500,000	7,749,150
New Orleans LA (GO, National Insured)	5.25	12-1-2022	3,540,000	3,648,182
St. Bernard Parish LA (Tax Revenue)	4.00	3-1-2019	3,355,000	3,640,477
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	4-1-2015	600,000	599,985
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	4-1-2016	500,000	514,205
				23,790,976

Maryland : 2.75%
Baltimore MD MSTR Series 152 (Water & Sewer Revenue, Societe Generale LOC, National Insured) ø144A	0.18	7-1-2020	8,940,000	8,940,000
Baltimore MD Series D (Water & Sewer Revenue)	5.00	7-1-2025	5,795,000	7,243,576
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.27	7-1-2034	6,625,000	6,624,934
Maryland Series B (GO)	4.00	8-1-2024	19,925,000	23,197,482
				46,005,992

Massachusetts : 3.04%
Massachusetts Educational Financing Authority Series J (Education Revenue)	5.00	7-1-2018	750,000	830,423
Massachusetts Educational Financing Authority Series J (Education Revenue)	5.00	7-1-2019	5,000,000	5,579,950
Massachusetts Series DCL-042 (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	0.10	11-1-2026	14,825,000	14,825,000
Massachusetts Series F (GO)	5.00	11-1-2026	13,770,000	16,677,260
Massachusetts Various Consolidated Loans Series D (Tax Revenue) ±	0.45	1-1-2018	3,000,000	3,001,410
Massachusetts Water Resources Authority Series DCL 005 (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured) ø144A	0.14	8-1-2025	9,975,000	9,975,000
				50,889,043

Michigan : 6.16%
Birmingham MI Public Schools (GO) %%	5.00	11-1-2020	5,340,000	6,188,579
Birmingham MI Public Schools (GO) %%	5.00	11-1-2021	1,405,000	1,653,165
Clarkston MI Community Schools (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2021	4,500,000	5,303,610
Clarkston MI Community Schools (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2022	5,000,000	5,951,050
Constantine MI Public Schools (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2020	350,000	406,140
Constantine MI Public Schools (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2021	1,200,000	1,414,296
Detroit MI Distribution of State Aid (GO)	4.50	11-1-2023	975,000	1,055,282
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2015	875,000	863,441
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2016	1,370,000	1,289,718
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2017	3,015,000	2,640,627
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	1,245,000	1,251,088
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2018	3,425,000	3,441,372
Forest Hills MI Public Schools (GO)	5.00	5-1-2020	1,600,000	1,856,640
Forest Hills MI Public Schools (GO)	5.00	5-1-2021	1,600,000	1,885,728
Fraser MI Public Schools District (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2021	1,000,000	1,178,580
Fraser MI Public Schools District (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2022	610,000	726,028
Grand Haven MI (Utilities Revenue, National Insured)	5.50	7-1-2016	1,000,000	1,045,250

7

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Hudsonville MI Public Schools (GO, Qualified School Bond Loan Fund Insured)	5.00%	5-1-2021	$1,465,000	$1,726,620
Hudsonville MI Public Schools (GO, Qualified School Bond Loan Fund Insured)	5.00	5-1-2022	1,475,000	1,755,560
Michigan Finance Authority Limited Obligation Cesar Chavez Academy Project (Education Revenue)	4.25	2-1-2017	675,000	678,159
Michigan Finance Authority Refunding Notes Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2020	1,500,000	1,664,130
Michigan Finance Authority Series 25-A (Education Revenue)	5.00	11-1-2018	3,100,000	3,426,337
Michigan Finance Authority Series 25-A (Education Revenue)	5.00	11-1-2019	1,500,000	1,674,690
Michigan Finance Authority Series A (Health Revenue)	5.00	6-1-2015	1,090,000	1,097,303
Michigan Finance Authority Series H-1 (Tax Revenue)	5.00	10-1-2021	1,565,000	1,803,318
Michigan Finance Authority St. John Health System Series A (Health Revenue, Ambac Insured)	5.00	5-15-2018	300,000	301,200
Michigan Financial Authority Local Government Loan Program Series C7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,000,000	2,296,760
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2022	2,700,000	3,139,182
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2023	2,000,000	2,337,340
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	6,355,000	7,247,242
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,080,000	2,388,630
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2023	3,670,000	4,242,006
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2024	2,130,000	2,475,550
Michigan Hospital Finance Authority Hospice of Michigan (Miscellaneous Revenue, Fifth Third Bank LOC) ø	0.18	9-1-2027	1,510,000	1,510,000
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2019	500,000	506,705
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2015	150,000	152,588
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2018	595,000	608,774
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.13	5-1-2020	500,000	507,205
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2023	1,900,000	1,947,101
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	1,500,000	1,518,255
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	7,500,000	7,637,850
Saginaw County MI Economic Development Corporation Limited Obligation Lease (Miscellaneous Revenue)	3.00	12-1-2015	235,000	238,032
Southfield MI Public Schools (GO, National/Qualified School Bond Loan Fund Insured)	4.38	5-1-2025	1,950,000	2,067,273
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series A (Airport Revenue)	5.00	12-1-2022	7,500,000	8,641,200
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C (Airport Revenue)	5.00	12-1-2022	1,000,000	1,142,780
Wayne County MI Building Authority Capital Improvement Series A (GO, National Insured)	5.25	6-1-2016	370,000	371,532
				103,253,916

Minnesota : 0.03%
St. Paul MN Housing & RDA Charter School Hmong College Prep Academy Series A (Miscellaneous Revenue)	4.75	9-1-2022	500,000	529,135

Mississippi : 0.79%
Gulfport MS Hospital Facilities Gulfport Memorial Hospital Series A (Health Revenue, National Insured)	6.20	7-1-2018	200,000	200,700

8

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Mississippi (continued)
Mississippi HFFA Baptist Health System Series A (Health Revenue) ±%%	1.32%	8-15-2036	$5,000,000	$5,001,650
Perry County MS PCR Leaf River Forest Product Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) ø144A	0.24	2-1-2022	8,000,000	8,000,000
				13,202,350

Missouri : 0.48%
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2015	3,000,000	3,028,110
St. Louis MO PFOTER Series 3584 (Airport Revenue, National Insured, Dexia Credit Local LIQ) ø	0.20	7-1-2030	4,980,000	4,980,000
				8,008,110

Nebraska : 0.34%
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2022	2,420,000	2,795,294
Nebraska Higher Education Loan Program Foundation for Educational Funding Project (Education Revenue, National/FHA Insured) ¤	0.00	12-15-2015	2,970,000	2,931,865
				5,727,159

Nevada : 0.19%
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	4.00	9-1-2015	400,000	404,888
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	4.00	9-1-2016	400,000	415,508
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	5.00	9-1-2018	700,000	771,932
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	3.00	6-1-2017	745,000	750,126
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	4.00	6-1-2018	735,000	759,049
				3,101,503

New Hampshire : 0.03%
New Hampshire HEFA Covenant Health Project Series B (Health Revenue)	5.00	7-1-2016	520,000	545,230

New Jersey : 3.48%
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2017	2,100,000	2,259,831
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2018	1,230,000	1,366,690
Jersey City NJ (GO, AGM Insured)	4.00	9-1-2018	1,140,000	1,234,677
New Jersey EDA Elite Pharmaceuticals Project Series A (Industrial Development Revenue)	6.50	9-1-2030	510,000	443,720
New Jersey EDA School Facilities Construction Project Series C (Miscellaneous Revenue) ±	1.82	2-1-2018	6,500,000	6,659,185
New Jersey EDA School Facilities Construction Project Series E (Miscellaneous Revenue) ±	1.72	2-1-2016	1,275,000	1,279,858
New Jersey EDA School Facilities Construction Project Series EE (Miscellaneous Revenue)	5.50	9-1-2021	2,775,000	3,158,117
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.57	9-1-2027	12,500,000	12,320,625
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2024	1,645,000	1,898,050
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2020	500,000	578,170
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2021	585,000	674,365

9

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00%	7-1-2021	$900,000	$1,048,653
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2023	400,000	464,992
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	17,000,000	10,357,930
New Jersey TTFA PFOTER Series 109 (Transportation Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local SPA) ø144A	0.21	12-15-2030	5,500,000	5,500,000
New Jersey TTFA Series AA (Transportation Revenue)	2.50	6-15-2018	2,150,000	2,179,154
New Jersey TTFA Series AA (Transportation Revenue)	4.00	6-15-2018	2,900,000	3,073,565
Newark NJ Housing Authority (Miscellaneous Revenue, National Insured)	5.25	1-1-2019	2,995,000	3,367,967
Paterson NJ General Improvement (GO, AGM Insured)	5.00	6-15-2020	400,000	458,156
				58,323,705

New Mexico : 1.17%
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, Ambac Insured)	5.50	6-1-2015	1,000,000	1,005,990
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, Ambac Insured)	5.50	6-1-2016	1,000,000	1,038,930
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	0.91	12-1-2028	460,000	457,691
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.87	11-1-2039	17,100,000	17,176,608
				19,679,219

New York : 8.19%
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A (Education Revenue)	3.88	4-15-2023	1,000,000	991,440
Deutsche Bank SPEAR/LIFER Trust Series DBE 1190 (Airport Revenue, Deutsche Bank LIQ) ø144A	0.16	12-15-2041	6,035,000	6,035,000
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	8-15-2025	7,195,000	7,203,346
New York Dormitory Authority Presbyterian Hospital (Health Revenue, AGM/FHA Insured)	5.25	8-15-2015	115,000	115,729
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC) ø	0.06	11-1-2049	4,000,000	4,000,000
New York IDA American Airlines JFK International Airport (Industrial Development Revenue)	7.50	8-1-2016	1,610,000	1,695,008
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.12	4-1-2017	2,475,000	2,437,875
New York Metropolitan Transportation Authority Dedicated Tax Fund (Tax Revenue) ±	0.97	11-1-2019	7,500,000	7,615,350
New York NY City Housing Authority Lease Purchase Agreement (Housing Revenue) (i)	4.78	1-6-2016	754,631	765,951
New York NY Municipal Water Finance Authority Series AA2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.11	6-15-2032	15,865,000	15,865,000
New York NY Series B (GO)	5.00	8-1-2025	5,760,000	6,881,414
New York NY Sub Series J-4 (GO) ±	0.57	8-1-2025	6,700,000	6,693,702
New York Port Authority of New York and New Jersey Consolidated Series 185 (Airport Revenue)	5.00	9-1-2021	31,060,000	36,582,779
New York Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	6-1-2022	3,000,000	3,276,030
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2021	9,500,000	10,374,095
New York Urban Development Corporation (Tax Revenue, Dexia Credit Local LOC, National Insured, Dexia Credit Local LIQ) ø144A	0.14	3-15-2024	7,955,000	7,955,000
New York Urban Development Corporation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	14,000,000	14,001,960
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-2015	250,000	250,653
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-2016	300,000	309,045
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2017	250,000	267,225

10

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Niagara NY Area Development Corporation (Education Revenue)	5.00%	5-1-2018	$500,000	$545,785
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	7-1-2017	1,000,000	1,090,400
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2019	575,000	649,307
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2020	625,000	717,744
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-2017	900,000	932,238
				137,252,076

North Carolina : 0.60%
North Carolina Medical Care Commission Healthcare Facilities Series A (Health Revenue, JPMorgan Chase & Company SPA) ø	0.10	11-1-2034	10,000,000	10,000,000

North Dakota : 0.14%
Ward County ND Health Care Facility Trinity Obligated Group Series B (Health Revenue)	6.25	7-1-2021	1,425,000	1,430,871
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series A (Tax Revenue)	3.00	3-1-2016	400,000	407,776
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series B-1 (Tax Revenue)	2.00	3-1-2032	470,000	470,038
				2,308,685

Ohio : 2.63%
Akron OH Sanitary Sewer System Improvement Project (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2017	750,000	821,130
Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00	1-1-2020	1,000,000	1,070,290
Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00	1-1-2022	5,000,000	5,339,700
Ohio Air Quality Development Authority Pollution Control Facilities Refunding Bond FirstEnergy Generation Project (Resource Recovery Revenue) ±	3.10	3-1-2023	2,000,000	2,057,300
Ohio Series A (Miscellaneous Revenue)	5.00	9-15-2025	17,935,000	22,691,362
Ohio University Hospitals Health Systems Series B (Health Revenue) ø	0.35	1-15-2033	5,000,000	5,000,000
Ohio Water Development Authority First Energy Nuclear Generation Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	7,000,000	7,171,010
				44,150,792

Oklahoma : 0.19%
Comanche County OK Hospital Authority Series A (Health Revenue)	5.00	7-1-2018	795,000	870,191
Tulsa OK Airports Improvement Trust Series B (Airport Revenue)	4.75	6-1-2018	325,000	327,460
Woodward County OK PFFA Series B (Tax Revenue)	3.25	9-1-2026	2,000,000	2,025,860
				3,223,511

Other : 0.13%
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	2,223,283	2,225,884

Pennsylvania : 4.79%
Allegheny County PA Airport Authority PFOTER Series 3965 (Airport Revenue, National Insured, Dexia Credit Local LIQ) ø	0.25	1-1-2020	7,535,000	7,535,000
Allegheny County PA RDA Pittsburgh Mills Project (Tax Revenue)	5.60	7-1-2023	1,500,000	1,521,330
Beaver County PA IDA FirstEnergy Nuclear Series B (Industrial Development Revenue) ±	3.50	12-1-2035	2,000,000	2,075,840

11

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.52%	11-1-2039	$8,750,000	$8,967,700
Butler County PA Hospital Authority Series A (Health Revenue, Royal Bank of Scotland LOC) ø	0.22	10-1-2042	6,000,000	6,000,000
Delaware County PA IDA Chester Community Charter School (Education Revenue)	4.50	8-15-2017	2,990,000	3,044,418
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	1,191,000	1,311,196
Pennsylvania EDFA Solid Waste Refunding Bond Republic Services Incorporated Project Series A (Resource Recovery Revenue) ø	0.40	4-1-2019	4,750,000	4,750,000
Pennsylvania EDFA Solid Waste Refunding Bond Republic Services Incorporated Project Series B (Resource Recovery Revenue) ø	0.30	12-1-2030	1,885,000	1,885,000
Pennsylvania HEFAR Shippensburg University Student Services (Education Revenue)	4.00	10-1-2017	550,000	569,740
Pennsylvania Public School Building Authority Albert Gallatin Area School District Project (Miscellaneous Revenue) ±	0.92	9-1-2024	4,500,000	4,510,485
Pennsylvania Public School Building Authority Series 11396 (Miscellaneous Revenue, AGM Insured, Citibank NA LIQ) ø144A	0.17	12-1-2023	5,000,000	5,000,000
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	0.70	12-1-2018	11,000,000	11,014,630
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.29	12-1-2020	10,000,000	10,222,600
Philadelphia PA Authority for Industrial Development Tacony Academy Christian School Project Series A-1 (Education Revenue)	6.25	6-15-2023	730,000	800,511
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2017	1,500,000	1,599,510
Susquehanna PA Area Regional Airport Authority System Series A (Airport Revenue)	5.00	1-1-2019	3,630,000	4,015,905
Susquehanna PA Area Regional Airport Authority System Series A (Airport Revenue)	5.00	1-1-2020	4,855,000	5,432,211
				80,256,076

Puerto Rico : 3.56%
Puerto Rico Aqueduct & Sewer Authority Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2016	5,190,000	5,310,408
Puerto Rico CAB Refunding Bonds (Miscellaneous Revenue, National Insured) ¤	0.00	7-1-2016	400,000	381,244
Puerto Rico Electric Power Authority Refunding Bond Series JJ (Utilities Revenue, National Insured)	5.25	7-1-2015	5,250,000	5,287,170
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2015	2,250,000	2,267,325
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	1,000,000	1,031,920
Puerto Rico Electric Power Authority Series L (Utilities Revenue, National Insured)	5.50	7-1-2016	2,540,000	2,623,236
Puerto Rico Government Development Bank Series 1985 (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	7,025,000	7,035,959
Puerto Rico Government Development Bank Series 3402 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ø144A	0.50	6-30-2015	15,000,000	15,000,000
Puerto Rico Highway & Transportation Authority Revenue Series A (Tax Revenue, Ambac Insured) ¤	0.00	7-1-2017	1,890,000	1,694,952
Puerto Rico Highway & Transportation Authority Revenue Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2017	3,165,000	3,190,763
Puerto Rico Highway & Transportation Authority Revenue Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2018	2,955,000	2,989,130
Puerto Rico Municipal Finance Authority Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2015	925,000	929,329
Puerto Rico Municipal Finance Authority Series C (Miscellaneous Revenue, AGM Insured)	5.25	8-1-2017	300,000	309,948
Puerto Rico Municipal Finance Authority Series C (Tobacco Revenue, BHAC/FGIC Insured)	5.50	7-1-2020	8,550,000	9,969,215

12

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)
Puerto Rico Public Improvement Series A (GO, AGM Insured)	5.00%	7-1-2015	$1,695,000	$1,698,458
				59,719,057

Rhode Island : 2.21%
Providence RI RDA (Miscellaneous Revenue, Ambac Insured)	4.75	4-1-2020	2,710,000	2,720,271
Providence RI RDA Series A (Miscellaneous Revenue)	5.00	4-1-2022	1,940,000	2,220,582
Providence RI RDA Series A (Miscellaneous Revenue)	5.00	4-1-2023	1,585,000	1,820,246
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	975,000	976,531
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2018	2,180,000	2,277,315
Rhode Island HEFA Educational Facilitation Meeting Center (Miscellaneous Revenue, Citizens Bank LOC) ø	0.10	6-1-2035	4,445,000	4,445,000
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	4-1-2027	15,000	15,170
Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	2.25	6-1-2041	5,000,000	5,089,000
Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	6.13	6-1-2032	2,735,000	2,743,424
Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	6.25	6-1-2042	14,700,000	14,746,158
				37,053,697

South Carolina : 0.24%
South Carolina EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	1,080,000	1,138,234
South Carolina Jobs EDA Ebenezer Nursing Series A (Health Revenue, GNMA Insured)	6.90	1-20-2037	2,890,000	2,905,837
				4,044,071

South Dakota : 0.06%
South Dakota HEFA (Health Revenue)	4.50	9-1-2019	990,000	1,081,516

Tennessee : 1.09%
Clarksville TN Natural Gas Acquisition Corporation Gas Revenue Bonds (Utilities Revenue)	5.00	12-15-2021	640,000	734,829
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,655,000	1,813,086
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	4,000,000	4,504,840
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2020	4,720,000	5,417,474
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2021	4,000,000	4,635,480
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	1,010,000	1,078,892
				18,184,601

Texas : 6.56%
Austin TX Airport Systems Revenue Bond (Airport Revenue)	5.00	11-15-2026	1,655,000	1,988,267
Austin TX Airport Systems Revenue Bond (Airport Revenue)	5.00	11-15-2027	1,300,000	1,546,844
Austin TX Airport Systems Revenue Bond (Airport Revenue)	5.00	11-15-2028	1,500,000	1,770,555
Austin TX Housing Finance Corporation SFHR (Housing Revenue) ¤	0.00	2-1-2016	1,530,000	22,522
Austin TX Independent School District (GO)	5.00	8-1-2024	4,470,000	5,563,720
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2021	1,000,000	1,180,320
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2023	500,000	597,470

13

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Coastal Water Authority Texas Conveyance System (Water & Sewer Revenue, FGIC Insured)	7.50%	12-15-2016	$20,000	$20,122
Dallas-Fort Worth TX International Airport Facilities Series 2001-A1 (Industrial Development Revenue)	6.15	1-1-2016	3,000,000	3,014,490
Deutsche Bank SPEAR/LIFER Trust Series DBE 1015 (Transportation Revenue, Deutsche Bank LIQ) ø144A	0.14	1-1-2038	19,000,000	19,000,000
Deutsche Bank SPEAR/LIFER Trust Series DBE 1149 (Health Revenue, Deutsche Bank LIQ) ø144A	0.27	8-15-2043	4,985,000	4,985,000
Galveston TX Wharves & Terminal Revenue (Airport Revenue)	5.00	2-1-2017	1,100,000	1,171,467
Houston TX Airport System Revenue Series B2 (Airport Revenue)	5.00	7-15-2020	2,500,000	2,687,000
Houston TX Airport System Revenue Series C (Airport Revenue)	5.00	7-15-2020	1,750,000	1,872,255
Lewisville TX Independent School District Series B (GO)	5.00	8-15-2024	5,290,000	6,458,138
Lubbock TX Health Facilities Development Corporation Lutheran Retirement (Housing Revenue, GNMA Insured)	6.00	3-20-2029	1,000,000	1,002,520
Midtown TX RDA (Tax Revenue)	4.00	1-1-2016	1,980,000	2,030,886
Midtown TX RDA (Tax Revenue)	5.00	1-1-2017	2,270,000	2,422,589
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.26	4-1-2037	2,735,000	2,735,109
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-2017	560,000	614,578
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2021	4,330,000	5,072,508
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.49	9-15-2017	6,465,000	6,465,517
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2020	6,500,000	7,534,930
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2021	3,000,000	3,510,750
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2023	6,000,000	6,945,000
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Education Revenue) %%	4.00	4-1-2020	185,000	199,230
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Education Revenue) %%	4.00	4-1-2021	310,000	333,789
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Education Revenue) %%	4.00	4-1-2022	430,000	460,900
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Education Revenue) %%	5.00	4-1-2025	480,000	548,582
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2020	1,715,000	1,927,866
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2021	1,275,000	1,442,102
Texas Transportation Commission Highway Improvement (GO)	5.00	4-1-2027	10,010,000	12,184,673
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, National/FHA Insured)	7.65	7-1-2022	2,125,000	2,605,781
				109,915,480

Utah : 0.22%
Box Elder County UT Nucor Corporation Project (Industrial Development Revenue) ø	0.19	4-1-2028	3,000,000	3,000,000
Utah HFA RHA Community Services Project Series A (Health Revenue)	6.88	7-1-2027	755,000	756,450
				3,756,450

Vermont : 1.28%
Vermont Student Assistance Corporation Education Loan Revenue Series B (Education Revenue) ±	1.17	6-2-2042	14,941,828	14,908,209
Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	1.76	6-1-2022	6,505,273	6,514,706
				21,422,915

14

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Virgin Islands : 0.10%
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00%	10-1-2017	$1,600,000	$1,716,464

Virginia : 0.26%
Caroline County VA Industrial Development Revenue Public Facility Lease BAN (Miscellaneous Revenue)	4.00	8-1-2016	1,810,000	1,813,312
Dulles VA Town Center CDA (Miscellaneous Revenue)	3.00	3-1-2016	620,000	622,226
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2017	1,910,000	1,945,278
				4,380,816

Washington : 3.01%
King County WA Public Hospital District #1 Valley Medical Center Series A (Health Revenue)	4.00	6-15-2015	1,185,000	1,189,764
King County WA Public Hospital District #1 Valley Medical Center Series A (Health Revenue)	4.00	6-15-2016	1,480,000	1,509,778
Redmond WA Library Capital Facilities Area (GO)	5.00	12-1-2017	200,000	200,808
Seattle WA Housing Authority High Rise Rehabilitation Phase 1 (Housing Revenue, AGM Insured)	5.00	11-1-2025	1,000,000	1,023,420
Washington HCFR Catholic Health Series B (Health Revenue, JPMorgan Chase & Company SPA) ø	0.11	3-1-2032	8,480,000	8,480,000
Washington Series B (GO)	5.00	2-1-2028	10,900,000	13,193,360
Washington Series B (GO)	5.00	2-1-2030	13,820,000	16,482,699
Washington Series B (GO)	5.00	2-1-2031	7,000,000	8,308,860
				50,388,689

Wisconsin : 0.70%
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2019	7,140,000	8,152,166
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	4.75	8-1-2023	1,140,000	1,248,220
Wisconsin HEFA Bellin Memorial Hospital (Health Revenue) %%	3.00	12-1-2020	720,000	759,362
Wisconsin HEFA Bellin Memorial Hospital (Health Revenue) %%	5.00	12-1-2022	755,000	891,157
Wisconsin HEFA Beloit Health System Incorporation (Health Revenue)	5.00	4-1-2015	640,000	640,000
				11,690,905

Wyoming : 0.60%
Sweetwater County WY Pollution Control Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø	0.22	1-1-2017	10,000,000	10,000,000

Total Municipal Obligations (Cost $1,616,222,254)				1,636,009,502

	Yield		Shares
Short-Term Investments : 0.42%
Investment Companies : 0.29%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		4,783,578	4,783,578

			Principal
U.S. Treasury Securities : 0.13%
U.S. Treasury Bill (z)#	0.02	6-18-2015	$2,250,000	2,249,915

Total Short-Term Investments (Cost $7,033,398)				7,033,493

15

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Total investments in securities (Cost $1,623,255,652)*	98.03%	$1,643,042,995
Other assets and liabilities, net	1.97	32,957,566

Total net assets	100.00%	$1,676,000,561

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is issued on a when-issued basis.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(i)	Illiquid security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,623,256,694 and unrealized gains (losses) consists of:

Gross unrealized gains	$25,608,969
Gross unrealized losses	(5,822,668)

Net unrealized gains	$19,786,301

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MBIA	Municipal Bond Insurance Association
MSTR	Municipal securities trust receipts

16

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
RDA	Redevelopment Authority
ROC	Reset option certificates
SFHR	Single-family housing revenue
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TTFA	Transportation Trust Fund Authority

17

Wells Fargo Advantage Strategic Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Municipal obligations	$0	$1,632,805,676	$3,203,826	$1,636,009,502
Short-term investments
Investment companies	4,783,578	$0	$0	4,783,578
U.S. Treasury securities	2,249,915	$0	$0	2,249,915

Total assets	$7,033,493	$1,632,805,676	$3,203,826	$1,643,042,995

Liabilities
Futures contracts	$489,688	$0	$0	$489,688

Total liabilities	$489,688	$0	$0	$489,688

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended March 31, 2015, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At March 31, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2015	Unrealized losses
6-19-2015	JPMorgan	1,346 Short	10-Year U.S. Treasury Notes	$173,507,813	$(1,322,783)
6-19-2015	JPMorgan	65 Short	U.S. Treasury Bonds	10,651,875	(353,561)
6-30-2015	JPMorgan	210 Short	5-Year U.S. Treasury Notes	25,244,297	(151,337)

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.21%
FHLMC Multifamily Variable Rate Demand Certificates Series M012 Class A1A	5.50%	8-15-2051	$7,000,000	$7,345,800
FHLMC Series M012 Class A1A2	5.50	8-15-2051	5,300,000	5,561,820
Total Agency Securities (Cost $13,028,495)				12,907,620

Commercial Paper : 0.03%
Connecticut Development Authority PCR	0.25	4-23-2015	2,100,000	2,100,000
Total Commercial Paper (Cost $2,100,000)				2,100,000

Municipal Obligations : 97.26%
Alabama : 2.13%
Alabama Health Care Authority for Baptist Health Series B (Health Revenue, AGM Insured) ±(m)	0.50	11-15-2037	7,400,000	7,400,000
Alabama Health Care Authority for Baptist Health Series B (Health Revenue) ø	0.50	11-1-2042	14,400,000	14,400,000
Alabama HFA MFHR The Plaza Centennial Hill Phase 2 Series C (Housing Revenue) ±	0.55	5-1-2017	13,500,000	13,505,535
Alabama Port Authority Docks Facilities AMT Series A (Airport Revenue, National Insured)	5.00	10-1-2017	2,000,000	2,108,020
Chatom AL Industrial Development Board Alabama Electric Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.40	8-1-2037	11,700,000	11,698,128
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.45	11-15-2038	44,965,000	44,965,899
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2015	500,000	510,280
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2016	1,000,000	1,057,550
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2017	1,750,000	1,899,293
Jefferson County AL Warrants Series A (GO)	4.90	4-1-2021	19,560,000	21,125,974
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Plant (Industrial Development Revenue) ±	0.32	7-15-2034	11,000,000	10,999,450
				129,670,129

Alaska : 0.05%
Alaska Railroad Corporation Capital Grant Receipt Section 5307 & 5309 Formula Funds (Miscellaneous Revenue, National Insured)	5.00	8-1-2015	2,000,000	2,030,260
North Slope Borough AK Water & Wastewater Facilities Service (Water & Sewer Revenue)	4.00	6-30-2018	1,125,000	1,219,860
				3,250,120

Arizona : 1.07%
Glendale AZ (GO)	4.00	7-1-2015	5,645,000	5,694,958
Navajo County AZ Pollution Control Corporation Arizona Public Company Cholla Series A (Industrial Development Revenue) ±	0.45	6-1-2034	2,250,000	2,249,843
Scottsdale AZ IDA Healthcare Series A (Health Revenue)	5.00	9-1-2016	3,000,000	3,179,280
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	1.23	9-1-2045	52,375,000	52,375,000
University of Arizona Medical Center Corporation (Health Revenue)	4.00	7-1-2015	490,000	494,635
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2016	700,000	740,376
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2017	545,000	596,835
				65,330,927

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Arkansas : 0.04%
Arkansas Development Finance Authority Police Headquarters & Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00%	6-1-2017	$850,000	$906,406
Arkansas Development Finance Authority Police Headquarters & Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	500,000	542,550
Springdale AR Sales & Use Tax Refunding & Improvement (Tax Revenue)	2.00	11-1-2016	840,000	859,883
				2,308,839

California : 9.10%
Acalanes CA Union High School District BAN (GO)	5.00	8-1-2017	4,500,000	4,924,080
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series A (Transportation Revenue) ±	1.00	4-1-2047	28,700,000	28,821,401
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	0.97	4-1-2045	1,500,000	1,517,910
California (GO) ±	4.00	12-1-2026	86,860,000	90,484,668
California (GO) ±	4.00	12-1-2027	4,800,000	5,114,064
California Administrative Services Sacramento Unified School District (Miscellaneous Revenue, Ambac Insured) ±	1.17	1-1-2017	1,195,000	1,194,343
California HFFA San Diego Hospital Series A (Health Revenue, National Insured) ±(m)(n)	0.03	7-15-2018	3,600,000	3,402,000
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-2 (Miscellaneous Revenue) ±	0.30	4-1-2038	9,000,000	9,001,080
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	0.30	4-1-2038	15,600,000	15,601,872
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-4 (Miscellaneous Revenue) ±	0.30	4-1-2038	32,000,000	32,003,840
California Municipal Finance Authority Northbay Healthcare Series A (Health Revenue) ±	2.12	11-1-2027	9,000,000	9,018,000
California Municipal Finance Authority Northbay Healthcare Series B (Health Revenue)	5.00	11-1-2015	1,455,000	1,486,937
California Municipal Finance Authority Republic Services (Resource Recovery Revenue) ø	0.30	9-1-2021	2,850,000	2,850,000
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue) 144A±	0.40	8-1-2023	20,000,000	19,999,800
California PCFA Waste Management Services Incorporated Series A1 (Resource Recovery Revenue) ø	1.88	4-1-2025	8,650,000	8,650,000
California PFOTER 4369 (GO, AGM Insured, Dexia Credit Local LIQ) ø	0.20	8-1-2032	10,550,000	10,550,000
California PFOTER Series DCL-011 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.20	8-1-2027	10,930,000	10,930,000
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	1,295,000	1,433,798
California Refunding Series A (Miscellaneous Revenue) ±	0.70	5-1-2033	6,000,000	6,001,860
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	3.00	11-15-2016	250,000	259,340
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	4.00	11-15-2017	260,000	280,647
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	5.00	11-15-2018	275,000	310,780
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.05	7-1-2041	35,000,000	35,000,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.64	7-1-2040	25,350,000	25,350,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.30	7-1-2040	6,425,000	6,425,000
California Statewide CDA Thomas Jefferson School of Law Series B (Education Revenue)	4.88	10-1-2031	3,745,000	3,820,724
Compton CA Series A (GO)	2.75	6-1-2015	4,210,000	4,209,705
Contra Costa County CA Transportation Authority Series A (Tax Revenue) ±	0.49	3-1-2034	29,000,000	29,008,120
Golden State Tobacco Securitization Corporation California Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.57	6-1-2047	25,000,000	25,000,000

2

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Hemet CA Unified School District Certificate of Participation (Miscellaneous Revenue) ø	0.67%	10-1-2036	$3,400,000	$3,400,000
JPMorgan Chase Putters Drivers Trust Series 4483Z California Statewide CDA Kaiser Permanente Series A (Health Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.17	10-1-2020	6,050,000	6,050,000
Kern County CA Housing Authority MFHR Jasmine Heights Apartments (Housing Revenue, FHA Insured)	0.55	3-1-2016	3,900,000	3,901,287
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2015	3,000,000	3,037,050
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2016	3,280,000	3,478,571
Merrill Lynch PFOTER Series PT-4211 (GO, Dexia Credit Local SPA) 144Aø	0.20	2-1-2025	7,945,000	7,945,000
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.77	7-1-2017	35,900,000	35,783,325
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2016	1,150,000	1,209,053
Palomar CA Pomerado Health Care District Certificate of Participation Series C (Health Revenue, AGM Insured) ±(m)	1.40	11-1-2036	19,825,000	19,825,000
Palomar Pomerado CA Health Care District Certificate of Participation Series A (Health Revenue, AGM Insured) ±(m)	1.40	11-1-2036	26,700,000	26,700,000
Palomar Pomerado CA Health Care District Certificate of Participation Series B (Health Revenue, AGM Insured) ±(m)	1.35	11-1-2036	27,400,000	27,400,000
Sacramento CA SFMR PFOTER 2327 (Housing Revenue, FNMA/GNMA Insured, Dexia Credit Local LIQ, Dexia Credit Local SPA) 144Aø	0.15	10-1-2023	7,340,000	7,340,000
San Jose CA MFHR Parkview Family Apartments Series B (Housing Revenue)	0.55	6-1-2016	13,600,000	13,603,672
Windsor CA Redevelopment Successor Refunding Agency Windsor Redevelopment Project (Tax Revenue)	2.00	9-1-2016	1,095,000	1,113,768
				553,436,695

Colorado : 1.11%
Arapahoe County CO IDK Partners I Trust Series A Class A (Housing Revenue, GNMA Insured)	5.25	11-1-2019	8,203	8,251
Arkansas River Power Authority Colorado PFOTER PT-3575 (Utilities Revenue, Syncora Guarantee Incorporated Insured, Dexia Credit Local LIQ) 144Aø	0.26	10-1-2021	8,415,000	8,415,000
Colorado HEFA Covenant Retirement Community Series A (Housing Revenue) %%	3.00	12-1-2017	1,400,000	1,459,346
Colorado HEFA Covenant Retirement Community Series A (Housing Revenue) %%	4.00	12-1-2018	1,150,000	1,238,297
Colorado HFA MFHR Highland West Community Project (Housing Revenue, GNMA/FHA Insured)	0.55	9-1-2016	5,000,000	4,995,950
Colorado Springs CO Utilities System Sub Lien Improvement Revenue Bonds Series 2005A (Utilities Revenue, Bank of Montreal SPA) ø	0.03	11-1-2035	1,500,000	1,500,000
Colorado Springs CO Utilities System Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.24	11-1-2036	22,665,000	22,665,000
Denver CO City & County Airport Sub Series A (Airport Revenue)	4.00	11-15-2015	200,000	204,704
Denver CO City & County Airport Sub Series A (Airport Revenue)	4.00	11-15-2016	450,000	475,340
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2016	250,000	267,740
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2017	400,000	441,692
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2018	500,000	566,385
Denver CO City & County Airport Sub Series B (Airport Revenue)	3.00	11-15-2015	100,000	101,737
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2017	600,000	663,732
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2018	600,000	680,346
Denver CO City & County Airport Sub Series F2 (Airport Revenue, AGM Insured) ±(m)	0.45	11-15-2025	5,625,000	5,625,000
E 470 Colorado Public Highway Authority Senior SIFMA Index Series A (Transportation Revenue) ±	1.20	9-1-2039	11,700,000	11,709,126

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
University of Colorado Enterprise System Series 2007-A (Education Revenue, National Insured, Dexia Credit Local LIQ) ø	0.14%	6-1-2026	$6,690,000	$6,690,000
				67,707,646

Connecticut : 3.55%
Connecticut Economic Recovery Notes Series A-1 (GO) ø	0.22	7-1-2016	9,245,000	9,245,000
Connecticut Economic Recovery Notes Series A-2 (GO) ø	0.25	1-1-2017	15,000,000	15,000,000
Connecticut Economic Recovery Notes Series A-3 (GO) ø	0.28	7-1-2017	20,000,000	20,000,000
Connecticut HEFA Lawrence & Memorial Hospital Series F (Health Revenue)	4.00	7-1-2017	1,880,000	2,003,854
Connecticut HEFA Yale University Series T-2 (Education Revenue) ±	0.60	7-1-2029	34,500,000	34,431,690
Connecticut HEFA Yale University Series X-2 (Education Revenue) ±	0.90	7-1-2037	34,600,000	34,571,974
Connecticut Series A (Miscellaneous Revenue) ±	0.44	3-1-2018	2,875,000	2,871,148
Connecticut Series A (Miscellaneous Revenue) ±	0.72	3-1-2016	25,000,000	25,000,250
Connecticut Series A (GO) ±	0.94	5-15-2018	7,000,000	7,070,700
Connecticut Series D (Miscellaneous Revenue) ±	0.47	8-15-2015	12,000,000	12,011,400
Connecticut Series D (Miscellaneous Revenue) ±	0.61	8-15-2016	5,500,000	5,527,390
Connecticut Series D (Miscellaneous Revenue) ±	0.71	8-15-2017	14,855,000	14,982,753
Connecticut Series D (Miscellaneous Revenue) ±	0.90	8-15-2018	6,000,000	6,084,240
Hamden CT BAN (GO)	1.25	8-20-2015	5,200,000	5,211,648
New Britain CT (GO, Ambac Insured)	5.00	4-15-2017	1,165,000	1,258,351
New Haven CT (GO, Ambac Insured)	5.00	11-1-2016	6,250,000	6,646,375
New Haven CT Series A (GO)	5.00	8-1-2015	4,000,000	4,060,400
New Haven CT Series A (GO)	5.00	8-1-2016	5,680,000	6,009,213
Waterbury CT (GO)	4.00	2-1-2016	850,000	874,710
Waterbury CT (GO)	5.00	2-1-2017	1,350,000	1,452,438
Waterbury CT (GO)	5.00	2-1-2018	1,215,000	1,345,297
				215,658,831

District of Columbia : 0.70%
District of Columbia HFA MFHR Channing Phillips Project (Housing Revenue) ±	0.55	9-1-2017	5,000,000	5,005,800
District of Columbia HFA MFHR Gregory Apartments Project (Housing Revenue)	0.40	2-1-2016	7,200,000	7,202,016
District of Columbia Income Tax Refunding Secured Series B (Tax Revenue) ±	0.62	12-1-2015	30,000,000	30,053,400
				42,261,216

Florida : 2.31%
Collier County FL IDA Maria Utility Company Project (Water & Sewer Revenue, SunTrust Bank LOC) ø	0.24	10-1-2035	6,200,000	6,200,000
Escambia County FL Solid Waste Disposal Gulf Power Company Project (Resource Recovery Revenue) ±	1.35	4-1-2039	1,500,000	1,502,055
Florida Housing Finance Corporation Crossings-Indian Run Apartments Series G (Housing Revenue)	0.55	6-1-2016	7,000,000	7,003,290
Florida Housing Finance Corporation Hilltop Landings Apartments Project Series A (Housing Revenue)	0.75	3-1-2017	1,500,000	1,497,960
Florida Housing Finance Corporation Stuart Pointe Apartments Project Series B-1 (Housing Revenue, SunTrust Bank LOC) ø	0.23	4-1-2034	7,875,000	7,875,000
Florida Space Coast Infrastructure Agency I-95 Brevard County DBF Project (Industrial Development Revenue)	3.00	12-15-2015	1,660,000	1,685,083
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.75	12-1-2020	7,500,000	7,562,175
Gulf Breeze FL Local Government Loan Series K (Miscellaneous Revenue) ±	1.40	12-1-2020	1,150,000	1,156,693
Hernando County FL Criminal Justice Complex Financing (Miscellaneous Revenue, National Insured)	7.65	7-1-2016	11,175,000	12,130,127
Lakeland FL Energy System (Utilities Revenue) ±	0.77	10-1-2017	5,220,000	5,239,679
Lee County FL IDA Shell Point Alliance Community Project (Health Revenue)	5.00	11-15-2015	2,245,000	2,300,564

4

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Lee County FL Solid Waste System Series A (Resource Recovery Revenue, Ambac Insured)	5.00%	10-1-2016	$4,535,000	$4,781,704
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.22	7-1-2018	330,000	330,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.47	10-13-2023	6,320,000	6,320,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.47	8-1-2028	3,330,000	3,330,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.48	3-8-2030	6,135,000	6,135,000
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.47	3-8-2026	16,860,000	16,860,000
Miami-Dade County FL HFA MFHR Golfside Villas Apartment Project (Housing Revenue)	0.55	5-1-2016	5,500,000	5,501,485
Miami-Dade County FL International Airport Aviation Series 2008-1139X (Airport Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.37	10-1-2033	7,500,000	7,500,000
Miami-Dade County FL School Board Master Equipment Lease Purchase (Miscellaneous Revenue) 144A	3.59	3-3-2016	2,846,886	2,871,227
Okeechobee County FL Disposal Waste Management Landfill Series A (Resource Recovery Revenue) ±	2.25	7-1-2039	2,250,000	2,308,275
Orange County FL Health Facilities Unrefunded Balance Series A (Health Revenue, National Insured)	6.25	10-1-2016	945,000	988,130
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	3.00	5-15-2017	1,000,000	1,041,970
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	4.00	5-15-2018	500,000	539,190
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	4.00	5-15-2019	780,000	849,514
Palm Beach County FL School Board Series A (Miscellaneous Revenue)	5.00	8-1-2032	5,300,000	5,612,806
Pasco County FL School Board Certificates Series B (Miscellaneous Revenue, Ambac Insured) ±(m)	0.90	8-1-2030	17,600,000	17,600,000
Pasco County FL School District (Tax Revenue)	3.00	10-1-2016	1,250,000	1,296,725
Pinellas County FL HFA Clearwater Apartment Project (Housing Revenue) ø	0.35	1-1-2016	2,500,000	2,500,000
				140,518,652

Georgia : 2.07%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	4,600,000	4,656,856
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project (Industrial Development Revenue) ±	1.75	12-1-2049	5,100,000	5,163,036
Georgia Series G (GO) ±	0.42	12-1-2026	106,305,000	106,218,893
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2016	1,775,000	1,842,699
Private Colleges & Universities Authority Georgia Mercer University Series A (Education Revenue)	4.00	10-1-2016	1,500,000	1,571,640
Savannah GA EDA Exempt Facilities Home Depot Project Series B (Industrial Development Revenue, SunTrust Bank LOC) ø	0.24	8-1-2025	6,400,000	6,400,000
				125,853,124

Guam : 0.08%
Guam International Airport Authority Series A (Airport Revenue)	4.00	10-1-2015	300,000	305,709
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2017	850,000	933,963
Guam International Airport Authority Series B (Airport Revenue)	4.00	10-1-2015	790,000	805,034

5

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Guam (continued)
Guam International Airport Authority Series C (Airport Revenue)	5.00%	10-1-2017	$2,750,000	$2,993,100
				5,037,806

Hawaii : 0.05%
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	4.00	8-1-2018	1,000,000	1,067,710
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	5.00	8-1-2017	425,000	462,999
Hawaii Housing Finance & Development Corporation Kalani Gardens Series A (Housing Revenue)	0.70	4-1-2017	1,750,000	1,748,635
				3,279,344

Idaho : 0.23%
Idaho Housing & Finance Association Series A (Housing Revenue, FNMA LOC) ø	0.27	1-1-2038	14,045,000	14,045,000

Illinois : 9.67%
BB&T Municipal Trust Class C (GO, Rabobank LOC) ø	0.52	12-1-2015	12,402,474	12,402,474
Chicago Housing Authority Capital Program (Housing Revenue, AGM Insured)	5.00	7-1-2020	6,350,000	6,708,077
Chicago Housing Authority Capital Program (Housing Revenue, AGM Insured)	5.00	7-1-2022	2,745,000	2,899,791
Chicago IL (GO, National Insured)	5.25	1-1-2017	500,000	531,985
Chicago IL Board of Education Refunding Bond Series A (GO) ±	4.02	3-1-2032	15,000,000	15,091,200
Chicago IL Board of Education Series 2012-001 (GO, Dexia Credit Local LIQ) 144Aø	0.51	12-1-2034	40,000,000	40,000,000
Chicago IL Board of Education Series A (GO, Ambac Insured) ¤	0.00	12-1-2016	6,845,000	6,616,172
Chicago IL Board of Education Series A (GO, National Insured) ¤	0.00	12-1-2018	5,000,000	4,511,000
Chicago IL Board of Education Series A (GO, National Insured)	5.00	12-1-2016	1,595,000	1,601,364
Chicago IL Board of Education Series A (GO, Ambac Insured)	5.25	12-1-2015	1,000,000	1,027,790
Chicago IL Board of Education Series A (GO, National Insured)	5.25	12-1-2017	1,645,000	1,789,053
Chicago IL Board of Education Series A-1 (GO) ±	0.70	3-1-2026	45,780,000	44,578,733
Chicago IL Board of Education Series A2 (GO) ±	0.77	3-1-2035	72,320,000	67,955,488
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2017	1,085,000	1,161,178
Chicago IL Board of Education Series C (GO)	5.00	12-1-2017	1,520,000	1,626,719
Chicago IL Board of Education Series F (GO)	5.00	12-1-2016	1,000,000	1,056,310
Chicago IL Park District Harbor Facilities Series D (GO)	4.00	1-1-2016	1,000,000	1,025,320
Chicago IL Park District Limited Tax Series A (GO)	4.00	1-1-2016	615,000	630,572
Chicago IL Park District Limited Tax Series D (GO)	3.00	1-1-2016	1,540,000	1,567,489
Chicago IL Park District Limited Tax Series D (GO)	4.00	1-1-2017	1,000,000	1,051,370
Chicago IL Park District Limited Tax Series D (GO)	4.00	1-1-2018	2,760,000	2,932,086
Chicago IL Refunding Emergency System (GO, AGM/FGIC Insured)	5.50	1-1-2019	3,000,000	3,352,080
Chicago IL Series A (GO)	5.00	12-1-2015	2,175,000	2,234,247
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2016	2,100,000	2,117,409
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2018	10,000,000	10,307,200
Chicago IL Series A (GO)	5.00	12-1-2019	900,000	973,575
Chicago IL Series A2 (GO, Ambac Insured)	5.50	1-1-2018	4,580,000	4,872,341
Chicago IL Series B (GO, Ambac Insured)	5.00	12-1-2018	2,115,000	2,213,813
Chicago IL Series C (GO, National Insured)	5.00	1-1-2018	5,350,000	5,769,761
Chicago IL Series D (GO, AGM/FGIC Insured)	5.25	1-1-2017	1,210,000	1,291,748
Chicago IL Transit Authority Capital Grant Unrefunded Balance Federal Transit Administration (Miscellaneous Revenue, Ambac Insured)	5.00	6-1-2018	1,500,000	1,605,900
Deutsche Bank SPEAR/LIFER Trust Series DBE 1379 (Miscellaneous Revenue, Deutsche Bank LIQ) 144Aø	0.15	5-1-2032	12,400,000	12,400,000
DuPage County IL (Transportation Revenue, AGM Insured)	5.00	1-1-2018	3,510,000	3,552,120
Granite City IL Solid Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.70	5-1-2027	17,320,000	17,322,252
Grundy Kendall & Will Counties IL Community School District #201 (GO, AGM Insured)	5.75	10-15-2019	540,000	618,133
Illinois (Miscellaneous Revenue)	2.00	5-1-2015	12,500,000	12,515,375
Illinois (Miscellaneous Revenue)	2.50	7-1-2017	3,000,000	3,078,180

6

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Illinois (GO)	3.00%	2-1-2016	$9,215,000	$9,388,795
Illinois (GO)	3.00	2-1-2017	8,740,000	9,026,410
Illinois (GO)	4.00	4-1-2016	500,000	516,135
Illinois (GO)	4.00	2-1-2017	2,000,000	2,101,680
Illinois (GO)	4.00	2-1-2018	5,150,000	5,470,227
Illinois (Miscellaneous Revenue)	4.00	7-1-2018	13,610,000	14,533,030
Illinois (Tax Revenue)	4.00	9-1-2018	4,500,000	4,809,420
Illinois (GO)	5.00	4-1-2016	5,000,000	5,211,050
Illinois (Miscellaneous Revenue)	5.00	5-1-2016	3,000,000	3,136,620
Illinois (GO)	5.00	3-1-2017	5,000,000	5,357,700
Illinois (Miscellaneous Revenue)	5.00	5-1-2017	5,000,000	5,382,600
Illinois (Miscellaneous Revenue)	5.00	7-1-2017	10,000,000	10,813,000
Illinois (GO, AGM Insured)	5.00	9-1-2017	3,000,000	3,058,650
Illinois (GO)	5.00	1-1-2018	6,500,000	6,688,630
Illinois (GO)	5.00	3-1-2018	2,000,000	2,183,460
Illinois (Miscellaneous Revenue)	5.00	5-1-2018	5,000,000	5,477,800
Illinois (Miscellaneous Revenue)	5.00	5-1-2019	10,500,000	11,611,950
Illinois Educational Authority University of Chicago Series B-1 (Education Revenue) ±	1.10	7-1-2036	6,485,000	6,449,008
Illinois Finance Authority Carle Foundation Series A (Health Revenue)	5.00	8-15-2016	2,200,000	2,331,780
Illinois Finance Authority Children’s Memorial Hospital Series A (Health Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.29	8-15-2047	8,375,000	8,375,000
Illinois Finance Authority Revenue DePaul University (Education Revenue)	5.00	10-1-2016	1,850,000	1,972,359
Illinois Refunding Bond (GO)	5.00	1-1-2018	6,535,000	7,108,185
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2016	1,100,000	1,160,445
Illinois Refunding Bond (GO, AGM Insured)	5.00	1-1-2017	2,000,000	2,134,440
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	1,520,000	1,672,730
Illinois Series 1 (GO, National Insured) ø	5.38	4-1-2015	1,410,000	1,410,000
Illinois Series 1 (GO, AGM Insured)	5.50	5-1-2015	1,900,000	1,907,942
Illinois Series A (Tax Revenue)	4.00	1-1-2017	12,935,000	13,569,332
Illinois Series A (GO)	5.00	4-1-2017	6,840,000	7,346,570
Illinois Series A (Tax Revenue)	5.00	6-1-2017	250,000	269,730
Illinois Series A (GO)	5.00	4-1-2018	5,235,000	5,725,362
Illinois Sports Authority (Tax Revenue)	5.00	6-15-2016	755,000	792,395
Illinois Sports Authority (Tax Revenue)	5.00	6-15-2017	760,000	819,979
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.25	1-1-2016	6,000,000	6,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.25	1-1-2017	32,350,000	32,350,000
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	4.00	12-15-2015	2,750,000	2,824,855
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	6-15-2015	10,100,000	10,201,404
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	5,560,000	5,581,962
Kane County IL School District #129 Aurora West Series B (GO)	2.00	2-1-2017	2,190,000	2,234,085
Kane County IL School District #129 West Side Series B (GO)	2.00	2-1-2018	2,430,000	2,479,159
Kendall Kane & Will Counties IL Community Unit School District #308 (GO)	4.00	10-1-2018	2,000,000	2,192,800
Lake County IL Community High School District #117 CAB Series B (GO, National Insured) ¤	0.00	12-1-2015	6,545,000	6,520,784
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2017	500,000	486,555
Metropolitan Pier & Exposition Illinois Unrefunded Balance Capital (Tax Revenue, National Insured) ¤	0.00	6-15-2017	1,915,000	1,868,197
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	1.00	12-1-2015	170,000	170,604
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	2.00	12-1-2016	244,000	247,296
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.00	12-1-2017	419,000	432,668
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.50	12-1-2018	404,000	424,774

7

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.50%	12-1-2019	$569,000	$597,655
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue) ø	0.40	6-1-2025	40,650,000	40,650,000
Rock Island County IL Metropolitan Airport Authority Refunding Series A (GO, AGM Insured)	3.80	12-1-2015	865,000	883,243
Springfield IL (Utilities Revenue)	5.00	3-1-2016	2,600,000	2,704,988
				587,651,748

Indiana : 1.01%
Clark County IN (GO)	1.25	7-1-2015	2,825,000	2,831,215
Hamilton IN Southeastern Consolidated School Building Corporation BAN (GO)	0.50	5-27-2015	2,450,000	2,450,074
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	4,610,000	4,923,203
Indiana Transportation Finance Authority Series A (Miscellaneous Revenue)	6.80	12-1-2016	2,255,000	2,407,821
Perry Township IN Multi-School Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	7-10-2015	1,010,000	1,021,837
Posey County IN Economic Development Midwest Fertilizer Company Project Series A (Industrial Development Revenue) ø	0.23	7-1-2046	44,750,000	44,750,000
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue) ±	1.75	6-1-2025	2,000,000	2,005,400
Tender Option Bond Trust Receipts Floaters Series 2015-XF0115 (Utilities Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.37	4-15-2018	1,200,000	1,200,000
				61,589,550

Iowa : 0.07%
Randall IA Healthcare BAN Bethany Manor Incorporated (Health Revenue)	1.25	8-1-2016	4,500,000	4,506,660

Kansas : 0.56%
Kansas Department of Transportation Highway Libor Index Series B-2 (Tax Revenue) ±	0.31	9-1-2016	10,000,000	10,007,000
Kansas Department of Transportation Highway Libor Index Series B-3 (Tax Revenue) ±	0.36	9-1-2017	4,500,000	4,502,115
Kansas Department of Transportation Highway Libor Index Series B-4 (Tax Revenue) ±	0.44	9-1-2018	7,000,000	7,004,200
Kansas Department of Transportation Highway Libor Index Series B-5 (Tax Revenue) ±	0.52	9-1-2019	6,000,000	5,989,560
Kansas Development Finance Authority Series A (GO)	5.00	5-1-2018	5,710,000	6,390,118
				33,892,993

Kentucky : 1.92%
Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	1.77	2-1-2040	31,430,000	31,558,234
Ashland KY Medical Center Ashland Hospital Corporation Series B (Health Revenue)	5.00	2-1-2018	900,000	972,297
Kentucky EDFA Catholic Health Series B (Health Revenue) ±	0.17	2-1-2046	9,000,000	8,927,730
Kentucky Public Transportation Infrastructure Authority Tolls BAN Downtown Crossing Project Series A (Transportation Revenue)	5.00	7-1-2017	50,420,000	54,871,582
Louisville & Jefferson Counties KY PCR Louisville Gas & Electric Company Project Series B (Utilities Revenue) ±	1.35	11-1-2027	16,000,000	15,955,200
Somerset KY BAN (GO)	1.25	10-1-2016	3,000,000	2,999,970
Union County KY BAN Levee Project (GO)	1.10	3-1-2016	1,500,000	1,500,690
				116,785,703

Louisiana : 1.70%
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	0.62	2-1-2046	24,510,000	24,561,226

8

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Louisiana (continued)
Louisiana Gas & Fuel Tax Revenue 2nd Lien Series A (Tax Revenue) ±	0.59%	5-1-2043	$11,050,000	$11,082,598
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1 (Airport Revenue) ±	2.20	10-1-2040	750,000	762,555
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A1 (Airport Revenue) ±	1.38	10-1-2037	3,115,000	3,130,918
Louisiana Offshore Terminal Authority Deepwater Port Loop LLC Project Series B-2A (Airport Revenue) ±	2.13	10-1-2037	3,090,000	3,114,566
Louisiana Public Authority Entergy Gulf States Series B (Utilities Revenue)	2.88	11-1-2015	2,250,000	2,281,793
Shreveport LA Water & Sewer Refunding Revenue Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2017	3,000,000	3,221,910
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (Industrial Development Revenue) ø	0.20	11-1-2040	45,000,000	45,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B-1 (Industrial Development Revenue) ø	0.18	11-1-2040	10,000,000	10,000,000
				103,155,566

Maine : 0.07%
Maine Finance Authority Solid Waste Disposable Management (Resource Recovery Revenue) ±	4.65	2-1-2016	4,000,000	4,067,840

Maryland : 0.30%
Maryland Community Development Administration Department of Housing & Community Development Marlborough Apartment Series I (Housing Revenue, FNMA Insured)	0.55	12-15-2016	2,050,000	2,049,775
Maryland Community Development Administration Department of Housing & Community Development Windsor Valley Apartments I &II Series G (Housing Revenue)	1.00	6-1-2017	16,500,000	16,488,450
				18,538,225

Massachusetts : 2.85%
BB&T Municipal Trust Class B (Miscellaneous Revenue, Rabobank LOC) 144Aø	0.32	10-15-2015	36,635,000	36,635,000
Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ±	0.22	8-1-2043	80,000,000	80,005,583
Massachusetts Development Finance Agency Boston University Series U-6E (Education Revenue) ±	0.57	10-1-2042	14,000,000	14,064,260
Massachusetts HEFA Lahey Clinic Medical Center Series C (Health Revenue, National Insured)	5.00	8-15-2016	5,945,000	6,042,320
Massachusetts HEFA Lahey Clinic Medical Center Series C (Health Revenue, National Insured)	5.00	8-15-2018	2,780,000	2,828,678
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) ±(m)	0.68	7-1-2042	20,735,000	20,735,000
Massachusetts Refunding Balance Series A (GO) ±	0.50	2-1-2016	13,000,000	13,014,820
				173,325,661

Michigan : 5.87%
Birmingham MI Public Schools (GO) %%	5.00	11-1-2016	4,855,000	5,111,393
Birmingham MI Public Schools (GO) %%	5.00	11-1-2017	4,955,000	5,377,067
Bridgeport MI Spaulding Community School District (GO)	1.50	6-23-2015	4,830,000	4,836,182
Charlotte MI Public School District (GO, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	685,000	729,128
Charlotte MI Public School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,515,000	1,723,388
Clawson MI Public Schools (GO, Qualified School Board Loan Fund Insured)	2.00	5-1-2016	1,020,000	1,035,025
Detroit MI (GO)	5.00	11-1-2017	7,485,000	8,082,078

9

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Detroit MI City School District Series DC8032 (GO, Dexia Credit Local LOC, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.30%	5-1-2029	$11,245,000	$11,245,000
Detroit MI City School District Series DCL 045 (GO, Dexia Credit Local LOC, AGM/Qualified School Bond Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.43	5-1-2030	12,610,000	12,610,000
Forest Hills MI Public Schools (GO)	4.00	5-1-2016	2,600,000	2,700,490
Forest Hills MI Public Schools (GO)	4.00	5-1-2017	2,150,000	2,288,503
Genesee County MI Limited Tax Water Supply System (GO, Build America Mutual Assurance Company Insured)	3.00	11-1-2016	425,000	439,833
Genesee County MI Limited Tax Water Supply System (GO, Build America Mutual Assurance Company Insured)	4.00	11-1-2017	225,000	241,247
Genesee County MI Limited Tax Water Supply System (GO, Build America Mutual Assurance Company Insured)	4.00	11-1-2018	220,000	239,404
Genesee County MI Limited Tax Water Supply System (GO, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	240,000	274,922
Grand Ledge MI Public School District (GO, National/Qualified School Bond Loan Fund Insured)	5.00	5-1-2020	1,300,000	1,305,148
Grand Ledge MI Public School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2016	1,985,000	2,083,158
Grand Ledge MI Public School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,235,000	1,340,000
Lake Orion MI Community School District (GO, Qualified School Board Loan Fund Insured)	4.00	5-1-2016	3,775,000	3,920,904
Lake Orion MI Community School District (GO, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	2,325,000	2,474,777
Lake Orion MI Community School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	4,650,000	5,176,334
Mattawan MI Consolidated School District (GO, Qualified School Board Loan Fund Insured)	4.00	5-1-2016	905,000	939,978
Mattawan MI Consolidated School District (GO, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	875,000	931,368
Mattawan MI Consolidated School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	855,000	951,777
Michigan Comprehensive Transportation PFOTER 2754 (Tax Revenue, AGM Insured, Dexia Credit Local LIQ) ø	0.10	5-15-2023	1,065,000	1,065,000
Michigan Finance Authority Detroit School District (Miscellaneous Revenue)	5.00	6-1-2015	4,400,000	4,425,828
Michigan Finance Authority Detroit School District Series E (Miscellaneous Revenue)	2.85	8-20-2015	3,800,000	3,815,162
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series C (Water & Sewer Revenue)	5.00	11-1-2015	1,500,000	1,538,505
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2016	2,400,000	2,529,120
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2017	7,065,000	7,667,291
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	20,000,000	22,138,000
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-4 (Water & Sewer Revenue)	5.00	7-1-2016	13,000,000	13,642,460
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-4 (Water & Sewer Revenue)	5.00	7-1-2017	15,000,000	16,174,200
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-7 (Water & Sewer Revenue)	5.00	7-1-2017	1,630,000	1,748,208
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue)	5.00	11-1-2017	2,000,000	2,176,820
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	10,000,000	10,838,600
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	17,500,000	19,370,750
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-6 (Water & Sewer Revenue)	5.00	7-1-2016	8,050,000	8,447,831
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-6 (Water & Sewer Revenue)	5.00	7-1-2018	4,000,000	4,370,360

10

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Grant Anticipation Bonds (Miscellaneous Revenue, AGM Insured)	5.25%	9-15-2018	$1,500,000	$1,661,565
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	7,000,000	7,120,260
Michigan Housing Development Authority Bicentennial Tower Apartment Project (Housing Revenue)	0.45	6-1-2016	8,000,000	7,998,240
Michigan Housing Development Authority The Summit Apartments Project (Housing Revenue)	0.45	5-1-2016	3,250,000	3,251,463
Michigan Housing Development Authority Village Manor Apartment Project (Housing Revenue)	0.45	6-1-2016	3,800,000	3,800,950
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Bond Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.45	5-1-2029	19,830,000	19,830,000
Michigan PFOTER Series 4714 (Miscellaneous Revenue, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.22	9-1-2024	10,765,000	10,765,000
Michigan State Hospital Finance Authority Ascension Health Series F-3 (Health Revenue) ±	1.40	11-15-2047	9,250,000	9,279,693
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	11,000,000	11,202,180
Pinckney MI Community Schools (GO, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	645,000	685,532
Pinckney MI Community Schools (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,035,000	1,146,842
Rochester MI Community School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2016	2,600,000	2,728,570
Rockford MI Public School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2016	1,030,000	1,080,934
Rockford MI Public School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,000,000	1,085,020
Rockford MI Public School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	750,000	834,893
Rockford MI Public School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,000,000	1,137,550
Saline MI School District (GO, Qualified School Board Loan Fund Insured) ±	0.57	5-1-2030	16,200,000	16,193,358
University of Michigan Series F (Education Revenue) ±	0.42	4-1-2043	48,970,000	49,014,073
Walled Lake MI Consolidated School District (GO, Qualified School Board Loan Fund Insured)	4.00	5-1-2016	5,340,000	5,546,391
Walled Lake MI Consolidated School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	6,020,000	6,701,404
				357,069,157

Minnesota : 0.63%
Edina MN MFHR Yorktown Continental LP Project (Housing Revenue)	0.50	6-1-2016	15,000,000	15,003,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.03	11-15-2017	9,500,000	9,120,000
Minnesota Housing Finance Agency Multifamily Housing Project (Housing Revenue) ±	0.55	2-1-2017	12,000,000	12,011,640
Pipestone County MN Medical Center BAN (Health Revenue)	0.85	5-1-2017	1,900,000	1,895,630
				38,030,270

Mississippi : 0.19%
Mississippi Business Finance Corporation Coast Electric Power Association Series C (Utilities Revenue) ±	0.30	5-1-2037	6,800,000	6,799,864
Mississippi Business Finance Corporation Solid Waste Disposal Gulf Power Company Project (Industrial Development Revenue) ±	0.55	11-1-2042	3,000,000	2,999,730
Mississippi Business Finance Corporation Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.38	3-1-2027	800,000	798,576

11

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Mississippi (continued)
Mississippi Hospital Equipment & Facilities Authority Mississippi Baptist Health System Incorporated Series A (Health Revenue)	5.00%	8-15-2018	$1,090,000	$1,189,386
				11,787,556

Missouri : 0.56%
Missouri Development Finance Board Independence Water System Series D (Miscellaneous Revenue)	2.00	11-1-2015	2,055,000	2,074,769
Missouri HEFA Freeman Health System (Health Revenue)	5.00	2-15-2016	1,020,000	1,058,179
Missouri HEFA SSM Health Care Series B (Health Revenue) ø	0.16	6-1-2041	10,000,000	10,000,000
Missouri HEFA SSM Health Care Series C (Health Revenue) ø	0.16	6-1-2041	10,000,000	10,000,000
St. Louis MO PFOTER 4085 (Airport Revenue) ø	0.25	7-1-2022	11,180,000	11,180,000
				34,312,948

Montana : 0.08%
Shelby MT BAN Multi-Modal Rail Project Series A (Miscellaneous Revenue)	2.00	7-1-2015	5,075,000	5,081,344

Nebraska : 0.06%
Hall County NE Airport Authority BAN Series A (Airport Revenue) %%	1.50	8-15-2016	3,745,000	3,744,700

Nevada : 0.33%
Las Vegas NV New Convention & Visitors Authority Revenue (Tax Revenue, Ambac Insured)	5.25	7-1-2015	3,800,000	3,847,234
Las Vegas NV Redevelopment Agency Series A (Tax Revenue)	6.00	6-15-2015	2,100,000	2,114,889
Washoe County NV (GO, Dexia Credit Local LIQ) 144Aø	0.37	12-9-2030	13,960,000	13,960,000
				19,922,123

New Hampshire : 0.11%
New Hampshire Health & Education Catholic Medical Center (Health Revenue)	4.00	7-1-2015	1,200,000	1,209,072
New Hampshire HEFA Kendal at Hanover Series B (Health Revenue, Royal Bank of Scotland LOC) ø	0.22	10-1-2030	5,200,000	5,200,000
				6,409,072

New Jersey : 6.48%
Beach Haven NJ BAN (GO)	1.25	5-14-2015	5,792,700	5,795,017
Bound Brook Borough NJ BAN (GO)	1.50	4-23-2015	9,850,000	9,855,122
Carlstadt-East Rutherford NJ Regional School District Grant Anticipation Notes (GO)	1.25	7-7-2015	3,000,000	3,003,390
Casino Reinvestment Development Authority of New Jersey (Tax Revenue)	2.00	11-1-2015	3,865,000	3,893,137
East Orange NJ Capital Improvement Series A (GO, AGM Insured)	3.00	6-1-2017	1,420,000	1,478,831
East Orange NJ Capital Improvement Series A (GO, AGM Insured)	4.00	6-1-2018	650,000	702,156
Galloway Township NJ Tax Appeal Notes (GO)	1.25	12-16-2015	2,973,333	2,986,802
Kearny NJ TAN (GO)	1.00	4-30-2015	5,000,000	5,001,600
Keyport NJ BAN (GO)	1.25	7-31-2015	5,538,100	5,548,567
Maple Shade Township NJ BAN (GO)	1.25	6-30-2015	10,397,240	10,414,188
Moonachie NJ Refunding Notes (GO)	1.25	10-21-2015	3,000,000	3,010,110
New Jersey Building Authority Series A (Miscellaneous Revenue)	5.00	6-15-2016	1,500,000	1,578,960
New Jersey Building Authority Series A (Miscellaneous Revenue)	5.00	6-15-2016	500,000	526,320
New Jersey Certificate of Participation Equipment Lease Purchase Series A (Miscellaneous Revenue)	5.00	6-15-2017	1,000,000	1,075,930
New Jersey EDA School Facilities Construction Notes Series K (Miscellaneous Revenue) ±	0.75	2-1-2017	9,000,000	9,011,250
New Jersey EDA School Facilities Construction Notes Series K (Miscellaneous Revenue)	5.00	12-15-2017	4,885,000	5,315,466
New Jersey EDA School Facilities Construction Project Series DD-1 (Miscellaneous Revenue)	5.00	12-15-2016	900,000	959,886

12

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
New Jersey EDA School Facilities Construction Project Series E (Miscellaneous Revenue) ±	1.72%	2-1-2016	$59,540,000	$59,766,847
New Jersey EDA School Facilities Construction Project Series N-1 (Miscellaneous Revenue, National Insured)	5.25	9-1-2016	835,000	852,134
New Jersey EDA Solid Waste Facilities Disposal Waste Management Series A (Resource Recovery Revenue)	0.55	6-1-2015	2,050,000	2,050,123
New Jersey Educational Authority Higher Education Technology Infrastructure Fund (Education Revenue)	5.00	6-1-2016	1,840,000	1,932,331
New Jersey Higher Education Assistance Authority Senior Series 1A (Education Revenue)	4.00	12-1-2015	2,000,000	2,048,960
New Jersey Higher Education Assistance Authority Series 1A (Education Revenue)	5.00	12-1-2017	1,740,000	1,913,200
New Jersey Housing & Mortgage Finance Agency Salem Lafayette Apartments Series J (Housing Revenue) ±	0.50	12-1-2015	10,000,000	10,002,500
New Jersey PFOTER PT-4709 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.22	9-1-2029	41,600,000	41,600,000
New Jersey PFOTER PT-4712 (Transportation Revenue, National Insured, Dexia Credit Local LIQ) 144Aø	0.20	12-15-2022	32,785,000	32,785,000
New Jersey PFOTER Series 4716 (Miscellaneous Revenue, National/FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.22	9-1-2027	45,000,000	45,000,000
New Jersey Transit Corporation Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2018	3,115,000	3,183,374
New Jersey Transportation Trust Fund Authority System Series A (Miscellaneous Revenue)	5.00	12-15-2019	4,200,000	4,682,916
New Jersey Transportation Trust Fund Authority Transportation Program Series AA (Miscellaneous Revenue)	2.00	6-15-2015	1,000,000	1,002,940
New Jersey Transportation Trust Fund Authority Transportation System Series A (Miscellaneous Revenue, Ambac Insured)	5.50	12-15-2015	4,360,000	4,512,687
New Jersey Transportation Trust Fund Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2017	2,505,000	2,781,577
New Jersey TTFA PFOTER Series 109 (Transportation Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local SPA) 144Aø	0.21	12-15-2030	43,575,000	43,575,000
New Jersey Turnpike Authority Series B-1 (Transportation Revenue) ±	0.39	1-1-2024	10,500,000	10,496,010
New Jersey Turnpike Authority Series C (Transportation Revenue) ±	0.50	1-1-2017	11,000,000	11,015,510
Newark NJ BAN Series B (GO)	1.75	6-24-2015	10,000,000	10,018,700
Newark NJ Series A (GO)	4.00	10-1-2016	3,710,000	3,879,250
Oakland NJ BAN (GO)	0.75	5-26-2015	9,693,000	9,699,397
Orange NJ BAN (GO)	1.00	12-16-2015	3,645,000	3,652,509
Paterson NJ BAN (GO)	1.25	6-3-2015	3,300,000	3,303,069
Sussex County NJ Municipal Utilities Authority BAN (Water & Sewer Revenue)	2.00	12-1-2016	6,000,000	6,136,740
Willingboro Township NJ School District Grant Anticipation Notes (GO)	1.25	12-23-2015	7,600,000	7,635,188
				393,682,694

New Mexico : 0.78%
Bernalillo County NM Series B (Tax Revenue)	5.25	4-1-2016	215,000	220,442
Farmington NM PCR Southern California Edison Series A (Utilities Revenue) ø	2.88	4-1-2029	1,500,000	1,500,000
Farmington NM PCR Southern California Edison Series B (Utilities Revenue) ø	2.88	4-1-2029	4,600,000	4,600,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.87	11-1-2039	40,685,000	40,867,269
				47,187,711

New York : 17.47%
Auburn NY BAN Series B (GO)	1.00	5-29-2015	12,417,000	12,422,339
Babylon NY IDA Covanta Babylon Series A (Industrial Development Revenue)	5.00	1-1-2018	2,500,000	2,758,325
BB&T Municipal Trust Class A (Miscellaneous Revenue, Rabobank LOC) 144Aø	0.21	5-15-2015	4,248,542	4,248,542

13

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Binghamton NY City School District RAN (GO)	0.75%	6-30-2015	$10,000,000	$10,007,500
Board Cooperative Educational Services Sole Supervisory District RAN (Miscellaneous Revenue)	1.25	6-26-2015	4,000,000	4,006,520
Board Cooperative Educational Services Sole Supervisory District RAN (Miscellaneous Revenue)	1.25	10-30-2015	5,000,000	5,016,550
Board Cooperative Educational Services Sole Supervisory District RAN (Miscellaneous Revenue)	1.50	6-30-2015	25,900,000	25,948,433
Board Cooperative Educational Services Sole Supervisory District RAN (Miscellaneous Revenue)	1.50	7-24-2015	3,500,000	3,508,995
Deutsche Bank SPEAR/LIFER Trust Series DB 1087 (GO, HUD Insured, Deutsche Bank LIQ) 144Aø	0.70	12-1-2029	20,605,000	20,605,000
Deutsche Bank SPEAR/LIFER Trust Series DB 1088 (GO, HUD Insured, Deutsche Bank LIQ) 144Aø	0.58	9-1-2029	8,945,000	8,945,000
Deutsche Bank SPEAR/LIFER Trust Series DB 1089 (GO, HUD Insured, Deutsche Bank LIQ) 144Aø	0.58	6-1-2030	15,125,000	15,125,000
Deutsche Bank SPEAR/LIFER Trust Series DB 1099 (GO, HUD Insured, Deutsche Bank LIQ) 144Aø	0.35	7-1-2022	6,460,000	6,460,000
Deutsche Bank SPEAR/LIFER Trust Series DB 1100 (GO, HUD Insured, Deutsche Bank LIQ) 144Aø	0.35	7-1-2022	8,315,000	8,315,000
Deutsche Bank SPEAR/LIFER Trust Series DB 1220 (Housing Revenue, Deutsche Bank LIQ) 144Aø	0.55	10-1-2053	19,490,000	19,490,000
Hempstead Town NY Budget Notes (GO)	1.00	12-30-2015	30,400,000	30,552,304
Long Beach NY RAN Series A (GO)	1.50	9-18-2015	2,075,000	2,076,307
Long Beach NY RAN Series B (GO)	1.50	9-18-2015	1,735,000	1,739,372
Long Island NY Power Authority Series 2010-A (Utilities Revenue)	5.00	5-1-2015	1,295,000	1,300,206
Metropolitan Transportation Authority New York Refunding Series 2008A-2A (Transportation Revenue) ø	0.40	11-1-2026	7,000,000	7,000,000
Metropolitan Transportation Authority New York Refunding Sub Series B-3A (Transportation Revenue) ±	0.39	11-1-2028	3,000,000	3,000,210
Metropolitan Transportation Authority New York Series 2012A-1 (Transportation Revenue) ±	0.29	11-15-2041	13,000,000	13,001,040
Metropolitan Transportation Authority New York Series A-3 (Transportation Revenue) ø	0.41	11-15-2042	50,000,000	50,000,000
Metropolitan Transportation Authority New York Sub Series 3-3B (Transportation Revenue) ±	0.38	11-1-2030	42,470,000	42,421,584
Metropolitan Transportation Authority New York Sub Series D-2A (Transportation Revenue, AGM Insured) ±	0.59	11-1-2032	36,650,000	36,607,120
Metropolitan Transportation Authority New York Sub Series G-2 (Transportation Revenue) ±	0.65	11-1-2032	34,000,000	34,015,640
Monroe County NY Industrial Development Corporation St. John Fisher College Series A (Education Revenue)	4.00	6-1-2015	845,000	849,740
Montauk NY Union Free School District TAN (GO)	1.00	6-19-2015	3,200,000	3,203,456
Nassau County NY BAN (GO)	2.00	6-15-2015	8,765,000	8,795,064
Nassau County NY RAN Series A (GO)	2.00	9-15-2015	10,350,000	10,427,108
Nassau County NY RAN Series B (GO)	2.00	10-15-2015	4,450,000	4,488,626
Nassau NY Health Care Corporation RAN (GO)	2.25	1-15-2016	8,500,000	8,570,040
New York Dormitory Authority Rochester General Hospital (Health Revenue, Radian Insured)	5.00	12-1-2025	6,990,000	7,213,540
New York Dormitory Authority Rochester General Hospital (Health Revenue, Radian Insured)	5.00	12-1-2035	18,210,000	18,792,356
New York Dormitory Authority Saint Luke’s Roosevelt Hospital (Health Revenue, FHA Insured)	4.80	8-15-2025	1,015,000	1,032,417
New York Dormitory Authority Series B (Education Revenue)	5.00	7-1-2015	1,080,000	1,092,809
New York Energy R&D Authority PCR Keyspan Generation Series A (Industrial Development Revenue, Ambac Insured) ±(m)	0.90	10-1-2028	2,575,000	2,575,000
New York Energy R&D Authority PCR Rochester Gas & Electric Corporation Series C (Industrial Development Revenue, National Insured)	5.00	8-1-2032	4,250,000	4,464,625
New York Environmental Facilities Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	2.75	7-1-2017	1,650,000	1,734,282
New York Local Government Assistance Corporation Refinance Sub Lien Series A-10V (Tax Revenue, AGM Insured) ±(m)(n)	0.12	4-1-2017	25,300,000	24,920,500
New York Local Government Refunding Series C (Tax Revenue)	5.50	4-1-2017	2,425,000	2,572,367
New York NY Adjusted Fiscal 2008 Sub Series A-3 (GO, AGM Insured) ±(m)	0.40	8-1-2026	7,900,000	7,900,000

14

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York NY Adjusted Fiscal 2008 Sub Series A-4 (GO, AGM Insured) ±(m)	0.60%	8-1-2026	$38,950,000	$38,950,000
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO, AGM Insured) ±(m)	0.60	10-1-2027	59,575,000	59,575,000
New York NY Adjusted Fiscal 2008 Sub Series J7 (GO) ±	0.49	8-1-2021	8,325,000	8,329,412
New York NY Housing Development Corporation Series B1 (Miscellaneous Revenue)	3.00	7-1-2015	13,205,000	13,292,945
New York NY Housing Development Corporation Series E-1-B (Housing Revenue)	0.75	11-1-2016	4,000,000	4,001,080
New York NY Industrial Development Agency Refunding Transportation Infrastructure Properties, LLC Obligated Group Series A (Airport Revenue)	5.00	7-1-2015	1,920,000	1,939,392
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.12	6-15-2032	13,000,000	13,000,000
New York NY Series A-6 (GO) ±	0.52	8-1-2031	39,950,000	39,954,794
New York NY Series J Sub Series J-2 (GO, AGM Insured) ±(m)	0.50	6-1-2036	21,675,000	21,675,000
New York NY Series J Sub Series J-3 (GO, AGM Insured) ±(m)	0.68	6-1-2036	31,225,000	31,225,000
New York NY Series J-9 (GO) ±	0.42	8-1-2027	38,000,000	38,000,760
New York NY Sub Series C-4 (GO, AGM Insured) ±(m)	0.10	1-1-2032	1,025,000	1,025,000
New York NY Sub Series J-4 (GO) ±	0.57	8-1-2025	10,845,000	10,834,806
New York NY Sub Series J-8 (GO) ±	0.40	8-1-2021	18,350,000	18,352,569
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	10,000,000	10,000,000
New York NY Transitional Finance Authority Sub Series 2E (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	6,005,000	6,005,000
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	37,500,000	37,505,250
Norwich NY BAN (GO)	1.25	3-24-2016	5,135,000	5,162,934
Oyster Bay NY BAN Series A (GO)	1.50	2-5-2016	50,465,000	50,809,676
Oyster Bay NY Public Improvement (GO)	3.00	8-15-2017	500,000	519,440
Oyster Bay NY Public Improvement Series A (GO, AGM Insured)	3.00	3-1-2016	1,995,000	2,038,212
Ramapo NY BAN Series B (GO) 144A	4.00	5-27-2015	8,725,000	8,740,705
Rockland County NY (GO)	3.50	10-1-2015	1,365,000	1,382,458
Rockland County NY Public Improvement Series C (GO, AGM Insured)	3.00	5-1-2016	1,175,000	1,206,478
Rome NY City School District (GO)	3.00	6-15-2016	2,990,000	3,077,547
Suffolk County NY BAN Series A (GO)	1.50	5-1-2015	22,110,000	22,130,562
Suffolk County NY Public Improvement Series B (GO)	4.50	11-1-2015	1,100,000	1,126,466
Suffolk County NY Series A (GO) ø	4.00	4-1-2015	1,100,000	1,100,000
Suffolk County NY TAN (GO)	2.00	7-30-2015	10,000,000	10,048,900
Suffolk County NY TAN Series B (GO, AGM Insured)	2.00	10-15-2015	2,860,000	2,887,742
Suffolk County NY TAN Series III (GO)	1.50	9-11-2015	47,800,000	48,020,836
Tompkins-Seneca-Tioga NY Board Cooperative Educational Services RAN (Miscellaneous Revenue)	1.25	6-30-2015	8,500,000	8,511,730
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-4 (Transportation Revenue) ±	0.64	1-1-2029	4,500,000	4,508,775
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-D (Transportation Revenue) ±	0.70	1-1-2031	40,800,000	40,851,000
Utica NY School District (GO)	2.00	7-1-2015	1,095,000	1,098,931
Utica NY School District (GO)	3.00	7-1-2016	960,000	982,330
Utica NY School District (GO)	3.00	7-1-2017	1,320,000	1,362,438
Westchester County NY Board Cooperative Educational Services RAN (Miscellaneous Revenue)	1.00	6-30-2015	2,000,000	2,002,540
Westchester County NY Hudson Project (Health Revenue)	2.00	1-1-2016	450,000	452,574
Westchester County NY Hudson Project (Health Revenue)	3.00	1-1-2017	500,000	515,800
Yonkers NY Series A (GO)	4.00	7-1-2015	1,000,000	1,009,360
Yonkers NY Series A (GO)	4.00	7-1-2016	2,835,000	2,956,281
Yonkers NY Series B (GO)	3.00	7-1-2015	1,495,000	1,505,271
Yonkers NY Series B (GO)	3.00	7-1-2016	1,290,000	1,329,152
Yonkers NY Series C (GO)	4.00	8-15-2015	1,000,000	1,013,900
Yonkers NY Series C (GO)	4.00	8-15-2016	2,085,000	2,181,744
Yonkers NY Series D (GO)	3.00	8-15-2015	1,925,000	1,944,616

15

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Yonkers NY Series D (GO)	3.00%	8-15-2016	$660,000	$681,615
				1,062,028,938

North Carolina : 0.58%
Charlotte NC Housing Authority MFHR Boulevard Phase III Project (Housing Revenue) ±	0.75	8-1-2017	10,500,000	10,477,005
Mecklenburg County NC Series A (Miscellaneous Revenue) ±	0.42	2-1-2028	2,465,000	2,458,542
North Carolina Capital Finance Republic Services Incorporated Project (Resource Recovery Revenue) ø	0.40	6-1-2038	10,500,000	10,500,000
North Carolina Medical Care Commission Moses Cone Health System (Health Revenue)	5.00	10-1-2015	500,000	511,590
University of North Carolina Chapel Hill Series A (Education Revenue) ±	0.57	12-1-2041	10,200,000	10,204,182
Wilson NC Certificate of Participation Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	5-1-2015	1,000,000	1,003,890
				35,155,209

North Dakota : 0.20%
Dickinson ND Series A (Tax Revenue)	3.00	10-1-2015	685,000	694,234
Dickinson ND Series A (Tax Revenue)	3.00	10-1-2017	1,100,000	1,150,688
Williston ND Series A (GO)	1.75	5-1-2015	3,500,000	3,502,555
Williston ND Series A (GO)	2.50	11-1-2015	2,195,000	2,197,063
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2016	750,000	768,968
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2017	3,875,000	4,034,418
				12,347,926

Ohio : 1.52%
American Municipal Power Ohio Incorporated BAN (Utilities Revenue)	1.00	10-22-2015	7,530,000	7,542,575
American Municipal Power Ohio Incorporated BAN Electric System Improvement Cleveland Power Project (Utilities Revenue)	1.13	8-6-2015	1,000,000	1,000,410
Buckeye OH Tobacco Settlement Finance Authority Series A-1 (Tobacco Revenue)	5.00	6-1-2015	2,000,000	2,013,080
Cleveland OH Airport System Series A (Airport Revenue, Ambac Insured)	5.25	1-1-2017	2,315,000	2,481,865
Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00	1-1-2017	2,895,000	3,103,208
Cuyahoga OH Metropolitan Housing Authority Bohn Tower Apartments Project (Housing Revenue)	0.70	3-1-2017	12,700,000	12,690,983
Hamilton County OH Sewer System Revenue Refunding Metropolitan Sewer District Series A (Water & Sewer Revenue)	3.00	12-1-2015	6,810,000	6,940,207
Lancaster OH Port Authority (Utilities Revenue) ±	0.52	2-1-2017	3,895,000	3,900,531
Lancaster OH Port Authority (Utilities Revenue) ±	0.57	8-1-2017	3,240,000	3,251,437
Lancaster OH Port Authority (Utilities Revenue) ±	0.62	2-1-2018	7,225,000	7,252,527
Lancaster OH Port Authority (Utilities Revenue) ±	0.67	8-1-2018	4,000,000	4,021,880
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2016	750,000	769,868
Ohio Capital Asset Financing Program Series A (GO)	5.00	12-1-2015	920,000	947,020
Ohio HFA MFHR Kingsbury Tower Apartments Project Series D (Housing Revenue) ø	0.65	4-1-2015	1,250,000	1,250,000
Ohio HFA MFHR Walnut Court Senior Apartments (Housing Revenue)	0.50	8-1-2016	3,900,000	3,896,841
Ohio Higher Educational Facility John Carroll University Project (Education Revenue) ±	2.25	9-1-2033	2,085,000	2,127,492
Ohio State Hospital Various Hospitals Health System Incorporated (Health Revenue) ø	0.35	1-15-2045	5,500,000	5,500,000
Ohio University Hospitals Health Systems Series B (Health Revenue) ø	0.35	1-15-2033	12,720,000	12,720,000
Ohio Water Development Authority Waste Management Project (Resource Recovery Revenue) ±	2.25	7-1-2021	1,250,000	1,282,375
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2016	1,760,000	1,830,558

16

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio (continued)
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00%	7-1-2017	$4,375,000	$4,650,100
Warrensville Heights OH BAN (GO)	2.13	8-13-2015	1,560,000	1,568,065
Warrensville Heights OH Certificate of Participation (GO)	2.38	12-15-2015	1,600,000	1,609,440
				92,350,462

Oklahoma : 0.50%
Cleveland County OK Detention Facilities Project (Tax Revenue)	3.00	3-1-2018	1,000,000	1,050,770
Cleveland County OK Detention Facilities Project (Tax Revenue)	3.00	3-1-2019	1,505,000	1,589,987
Cleveland County OK Educational Facilities Moore Public Schools Project (Miscellaneous Revenue)	5.00	6-1-2017	4,675,000	5,097,994
Comanche County OK Hospital Authority (Health Revenue) %%	5.00	7-1-2015	2,965,000	2,995,688
Comanche County OK Hospital Authority (Health Revenue) %%	5.00	7-1-2017	2,855,000	3,067,298
Oklahoma County OK Finance Authority Luther Public Schools Project (Miscellaneous Revenue)	2.00	9-1-2015	735,000	740,020
Oklahoma County OK Independent School District #52 Series B (GO)	2.00	3-1-2017	2,550,000	2,607,120
Oklahoma Housing Finance Agency Cherokee Terrace Apartments (Housing Revenue, GNMA Insured) ±	0.70	12-1-2017	5,000,000	4,975,400
Oklahoma School District and County Revenue Anticipation Program Certificate of Participation (Miscellaneous Revenue)	0.75	6-30-2015	6,540,000	6,543,662
Rogers County OK Independent School District #2 (GO)	2.10	7-1-2015	1,475,000	1,481,520
				30,149,459

Oregon : 0.30%
Gilliam County OR Waste Management Series A (Resource Recovery Revenue) 144A±	0.75	8-1-2025	3,550,000	3,550,462
Oregon Facilities Authority Providence Health & Services Series C (Health Revenue) ±	0.90	10-1-2020	14,550,000	14,602,526
				18,152,988

Pennsylvania : 4.13%
Allentown PA Hospital Authority Sacred Heart Hospital (Health Revenue)	6.00	11-15-2016	1,940,000	2,002,798
Beaver County PA IDA FirstEnergy Generation Series A (Miscellaneous Revenue) ±	2.20	1-1-2035	3,000,000	3,042,300
Beaver County PA IDA FirstEnergy Nuclear Series A (Miscellaneous Revenue) ±	3.38	1-1-2035	2,200,000	2,213,200
Bethlehem PA Area School District Authority (Miscellaneous Revenue) ±	0.55	1-1-2030	7,995,000	8,111,007
Butler County PA Hospital Authority Series A (Health Revenue, Royal Bank of Scotland LOC) ø	0.22	10-1-2032	500,000	500,000
Butler County PA Hospital Authority Series A (Health Revenue, Royal Bank of Scotland LOC) ø	0.22	10-1-2042	210,000	210,000
Chester County PA IDA University Student Housing Project Series C-1 (Housing Revenue)	0.65	2-1-2017	1,900,000	1,896,390
Clarion County PA IDA Clarion University Housing Project Series D (Housing Revenue)	3.00	7-1-2015	175,000	175,882
Clarion County PA IDA Clarion University Housing Project Series D (Housing Revenue)	3.00	7-1-2016	435,000	444,461
Clarion County PA IDA Clarion University Housing Project Series D (Housing Revenue)	3.00	7-1-2017	900,000	928,737
Clarion County PA IDA Student Housing (Housing Revenue)	1.05	5-1-2016	4,000,000	4,007,840
Downingtown PA School District (GO) ±	0.39	5-1-2030	6,000,000	6,000,960
Greater Latrobe PA School District (Miscellaneous Revenue) %%	3.00	10-1-2016	4,580,000	4,742,132
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program (Education Revenue) ±	3.00	11-1-2035	4,000,000	4,099,560
Montgomery County PA IDA ACTS Retirement Community Series B (Health Revenue)	5.00	11-15-2017	2,300,000	2,422,130

17

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.47%	11-1-2018	$700,000	$702,394
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.53	11-1-2019	1,000,000	1,005,250
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.62	11-1-2024	5,000,000	5,026,550
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	2,500,000	2,617,550
Penn Hills PA School District (GO, Build America Mutual Assurance Company Insured)	3.00	10-1-2015	415,000	419,519
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	3.00	11-1-2015	1,500,000	1,522,575
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	4.00	5-1-2016	1,225,000	1,270,080
Pennsylvania Department of General Services Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	5-1-2015	1,385,000	1,388,019
Pennsylvania EDFA PPL Energy Supply LLC Project (Utilities Revenue) ±	3.00	12-1-2038	6,000,000	6,048,540
Pennsylvania EDFA PPL Energy Supply LLC Series A (Utilities Revenue) ±	3.00	12-1-2038	16,750,000	16,885,508
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) ø	0.40	6-1-2044	20,000,000	20,000,000
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series A (Resource Recovery Revenue) ø	0.40	4-1-2019	9,500,000	9,500,000
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue) ±	1.75	12-1-2033	15,065,000	15,197,572
Pennsylvania HEFAR Associated Independent Colleges Series 13 (Education Revenue) ±	0.55	11-1-2031	3,110,000	3,110,840
Pennsylvania HEFAR Association of Independent Colleges and Universities of Pennsylvania Financing Program Mount Aloysius College Project Series R1 (Education Revenue) ±	0.85	11-1-2041	1,140,000	1,141,927
Pennsylvania HEFAR Slippery Rock University Foundation Series A (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	7-1-2016	1,760,000	1,779,202
Pennsylvania Higher Education Facilities Authority Independent Colleges Series I4 (Education Revenue) ±	0.60	11-1-2031	4,700,000	4,700,611
Pennsylvania Higher Educational Facilities Authority (Education Revenue) ø	0.56	9-1-2045	10,000,000	10,000,000
Pennsylvania Series 2 (GO)	5.00	4-15-2017	1,250,000	1,358,038
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.57	12-1-2016	6,825,000	6,842,609
Pennsylvania Turnpike Commission Series B-1 (Transportation Revenue) ±	0.32	12-1-2016	15,050,000	15,074,833
Pennsylvania Turnpike Commission Series B-2 (Transportation Revenue) ±	0.32	12-1-2016	34,950,000	35,007,668
Philadelphia PA Authority for Industrial Development One Benjamin Franklin Series C (Miscellaneous Revenue, AGM Insured)	5.00	2-15-2016	1,000,000	1,037,160
Philadelphia PA School District (GO) %%	3.00	9-1-2016	1,450,000	1,497,676
Philadelphia PA School District Series A (GO, Ambac Insured)	5.00	8-1-2017	1,060,000	1,076,928
Philadelphia PA School District Series B (GO) %%	5.00	9-1-2016	3,500,000	3,713,605
Philadelphia PA School District Series D (GO) %%	5.00	9-1-2016	4,360,000	4,626,091
Philadelphia PA School District Series D (GO) %%	5.00	9-1-2017	4,750,000	5,199,160
Pittsburgh PA Water & Sewer Authority Series C-1D (Water & Sewer Revenue, AGM Insured) ±	1.40	9-1-2035	6,245,000	6,268,107
University Area Joint Authority Pennsylvania Refunding Bond (Water & Sewer Revenue) ±	0.42	11-1-2028	3,300,000	3,301,650
Upper Darby PA School District (GO)	3.00	5-1-2017	500,000	521,520
Upper Darby PA School District (GO)	4.00	5-1-2018	700,000	757,904
Warwick PA School District (GO)	3.00	2-15-2017	1,000,000	1,042,700
Warwick PA School District (GO)	4.00	2-15-2018	1,250,000	1,354,338
Warwick PA School District (GO)	4.00	2-15-2019	1,025,000	1,128,361
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2016	1,080,000	1,118,210
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2017	1,085,000	1,142,299
West Mifflin PA School District (GO, AGM Insured)	4.10	10-1-2018	2,500,000	2,544,375
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2017	1,650,000	1,727,798
Westmoreland County PA IDA Excela Health Project (Health Revenue)	5.00	7-1-2018	1,650,000	1,795,712
York County PA Refunding Bond (GO) ±	0.42	6-1-2033	10,000,000	10,004,900
				251,255,176

18

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico : 1.49%
Puerto Rico (GO, AGM Insured)	5.25%	7-1-2015	$1,120,000	$1,128,814
Puerto Rico (Miscellaneous Revenue, AGM Insured)	5.50	7-1-2016	1,180,000	1,219,695
Puerto Rico (Tax Revenue, National Insured)	6.00	7-1-2015	450,000	452,273
Puerto Rico (Tax Revenue, National Insured)	6.50	7-1-2015	4,550,000	4,578,574
Puerto Rico Aqueduct & Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2015	3,200,000	3,221,088
Puerto Rico Commonwealth Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2017	250,000	260,568
Puerto Rico Electric Power Authority Refunding Bond Series JJ (Utilities Revenue, National Insured)	5.25	7-1-2015	3,460,000	3,484,497
Puerto Rico Electric Power Authority Series L (Utilities Revenue, National Insured)	5.50	7-1-2016	1,950,000	2,013,902
Puerto Rico Electric Power Authority Series QQ (Utilities Revenue, Syncora Guarantee Incorporated Insured)	5.50	7-1-2015	1,145,000	1,143,420
Puerto Rico Electric Power Authority Series SS (Utilities Revenue, National Insured)	5.00	7-1-2015	6,100,000	6,139,406
Puerto Rico Electric Power Authority Series SS (Utilities Revenue, National Insured)	5.00	7-1-2016	725,000	728,879
Puerto Rico Electric Power Authority Series TT (Utilities Revenue, AGM Insured)	5.00	7-1-2017	550,000	565,268
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	4.00	7-1-2015	1,200,000	1,204,296
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2015	1,000,000	1,006,340
Puerto Rico Government Development Bank Series 1985 (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	39,790,000	39,852,072
Puerto Rico Highway & Transportation Authority Refunding Bond Series W-FAS-CR (Tax Revenue, AGM Insured)	5.50	7-1-2015	2,570,000	2,588,890
Puerto Rico Highway & Transportation Authority Refunding Bond Series Z (Tax Revenue, National Insured)	6.25	7-1-2015	5,615,000	5,621,401
Puerto Rico Highway & Transportation Authority Series E (Transportation Revenue, AGM Insured)	5.50	7-1-2017	575,000	599,196
Puerto Rico Highway & Transportation Authority Unrefunded Balance Series W (Tax Revenue, National Insured)	5.50	7-1-2015	320,000	320,381
Puerto Rico Municipal Finance Agency Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2016	4,820,000	4,843,377
Puerto Rico Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	1,265,000	1,274,171
Puerto Rico Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	15,000	15,031
Puerto Rico Public Improvement Series A (Tax Revenue, National Insured)	5.50	7-1-2015	1,800,000	1,807,704
Puerto Rico Series A (GO, AGM Insured)	5.00	7-1-2016	6,025,000	6,205,991
				90,275,234

Rhode Island : 0.39%
Cranston RI Series B (GO)	3.00	7-1-2015	1,000,000	1,006,840
East Providence RI TAN (GO)	1.50	7-30-2015	5,000,000	5,016,950
Providence RI Redevelopment Agency Public Safety Building Project Series A (Miscellaneous Revenue)	4.00	4-1-2018	3,025,000	3,231,335
Providence RI Series A (GO)	2.00	7-15-2015	1,770,000	1,777,664
Rhode Island Convention Center Authority (Miscellaneous Revenue, National Insured)	5.25	5-15-2015	4,615,000	4,628,568
Rhode Island Health & Education Building Finance Corporation (Health Revenue, AGM Insured)	5.00	5-15-2017	7,370,000	7,710,273
Rhode Island Student Loan Authority Program Senior Series A (Education Revenue)	4.00	12-1-2015	410,000	419,307
				23,790,937

South Carolina : 0.09%
Charleston County SC Care Alliance Health Services Series A (Health Revenue, AGM Insured)	5.13	8-15-2015	2,000,000	2,036,740

19

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)
Jasper County SC Jasper County School Project (Miscellaneous Revenue) ø	3.00%	4-1-2015	$800,000	$800,000
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2016	700,000	708,498
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2017	600,000	609,996
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2018	500,000	503,580
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	4.00	4-1-2019	500,000	523,720
				5,182,534

South Dakota : 0.02%
Rapid City SD (Tax Revenue)	3.00	12-1-2015	915,000	923,336

Tennessee : 0.77%
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	2,740,000	2,925,799
Knoxville TN Industrial Development Board Collateralized Housing Golden Age Retirement Village Project (Housing Revenue, GNMA Insured)	0.85	12-1-2017	5,900,000	5,879,291
Metropolitan Government Nashville & Davidson Counties TN Health & Education Facilities Meharry Medical College (Health Revenue, Ambac Insured)	6.00	12-1-2016	1,085,000	1,127,055
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2015	15,575,000	15,840,554
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	4,315,000	4,551,505
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,360,000	1,489,907
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2016	6,630,000	6,844,348
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	6,875,000	7,343,944
Unicoi County TN (GO, National Insured)	5.00	4-1-2015	565,000	565,000
				46,567,403

Texas : 11.75%
Clear Creek TX Independent School District (GO) ±	3.00	2-15-2035	4,150,000	4,355,882
Coastal Bend TX Health Facilities Development Corporation (Health Revenue, AGM Insured) ±(m)	0.40	7-1-2031	28,200,000	28,200,000
Dallas TX Housing Finance Corporation Fountain Rosemeade Apartments (Housing Revenue)	0.60	10-1-2016	4,875,000	4,859,010
Denton TX Independent School District (GO) ±	2.00	8-1-2043	16,000,000	16,322,720
Galveston TX Hotel Occupancy Series B (Tax Revenue, AGM Insured)	4.00	9-1-2016	420,000	439,030
Gulf Coast TX IDA (Industrial Development Revenue, BNP Paribas LOC) ø	0.60	11-1-2019	4,850,000	4,850,000
Gulf Coast Waste Disposal Authority Waste Management of Texas Series B (Resource Recovery Revenue) ±	0.70	5-1-2028	5,000,000	5,000,650
Harris County TX Cultural Education Mortgage Baylor College (Health Revenue) ±	1.07	11-15-2045	13,375,000	13,391,585
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±(m)	0.40	7-1-2031	30,300,000	30,300,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ±(m)	0.40	7-1-2031	18,800,000	18,800,000
Harris County TX Senior Lien Toll Road Series B (Transportation Revenue) ±	0.61	8-15-2021	25,430,000	25,472,214
Houston TX Hotel Occupancy Refunding Series B (Tax Revenue)	5.00	9-1-2018	2,020,000	2,140,533
Houston TX Independent School District Refunding Limited Tax (GO) ±	2.50	6-1-2030	2,500,000	2,508,425
Houston TX Independent School District Series A (GO) ±	1.00	6-1-2039	49,650,000	49,711,070
Houston TX Utility System Combined First Lien Security Industry & Financial Market Association Index Series A (Water & Sewer Revenue) ±	0.57	5-15-2034	29,950,000	29,952,696

20

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Katy TX Independent School District Series C (GO, Permanent School Fund Insured) ø	0.77%	8-15-2036	$14,500,000	$14,500,000
Lamar TX Consolidated Independent School District Schoolhouse Series A (GO) ±	2.00	8-15-2047	3,970,000	4,051,623
Mission TX Economic Development Corporation Solid Waste Disposal Revenue Bond Republic Services Incorporated Series A (Resource Recovery Revenue) ø	0.30	1-1-2020	14,925,000	14,925,000
North East TX Independent School District Series A (GO) ±	2.00	8-1-2042	26,825,000	27,469,068
Northside TX Independent School District (GO) ±	1.50	8-1-2034	10,645,000	10,687,580
Northside TX Independent School District Building Project (GO) ±	2.00	8-1-2044	2,610,000	2,671,152
Northside TX Independent School District Series A (GO) ±	2.00	6-1-2039	23,935,000	24,330,406
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.20	11-1-2040	30,000,000	30,000,000
Round Rock TX Independent School District (GO) ±	1.50	8-1-2040	35,000,000	35,483,000
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-2015	1,710,000	1,750,168
San Antonio TX Electric & Gas Refunding System Junior Lien Series A (Utilities Revenue) ±	0.30	2-1-2033	53,000,000	53,019,610
San Antonio TX Electric & Gas Refunding System Junior Lien Series B (Utilities Revenue) ±	2.00	12-1-2027	3,225,000	3,257,927
San Antonio TX Housing Trust Finance Corporation MFHR Masters Ranch Apartments Project (Housing Revenue)	0.50	9-1-2016	15,500,000	15,496,900
San Antonio TX Junior Lien No Reserve Fund Series F (Water & Sewer Revenue) ±	0.70	5-1-2043	12,000,000	12,047,760
Tarrant County TX Cultural Education Facilities Finance Corporation Hendrick Medical Center (Health Revenue)	4.00	9-1-2017	550,000	586,702
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.22	11-15-2029	14,000,000	14,000,000
Texas Municipal Gas Acquisition & Supply Corporation I Series A (Utilities Revenue)	5.00	12-15-2015	1,950,000	2,006,219
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.88	9-15-2017	23,860,000	23,896,744
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.49	9-15-2017	62,625,000	62,630,010
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2015	2,900,000	2,983,607
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	2,500,000	2,652,625
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series B (Utilities Revenue) ±	0.73	12-15-2017	3,345,000	3,346,773
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Utilities Revenue)	5.63	12-15-2017	1,740,000	1,874,920
Texas Public Finance Authority Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2015	4,000,000	4,081,720
Texas Public Finance Authority Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2016	2,080,000	2,208,502
Texas Public Finance Authority Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	7-1-2017	11,500,000	12,215,645
Texas Public Finance Authority Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	7-1-2018	6,000,000	6,164,340
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2015	2,430,000	2,465,138
Texas Series C (Miscellaneous Revenue, Landesbank Hessen-Thüringen SPA) ø	0.03	6-1-2042	1,800,000	1,800,000
Texas Transportation Commission State Highway Fund Floating 1st Tier Series B (Tax Revenue) ±	0.37	4-1-2032	24,000,000	24,011,280
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.23	4-1-2026	41,500,000	41,500,000
Texas Turnpike Authority Central Texas Turnpike System Prerefunded Capital Appreciation 1st Tier Series A (Transportation Revenue, Ambac Insured) ¤	0.00	8-15-2016	4,660,000	4,623,139

21

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Texas Turnpike Authority Central Texas Turnpike System Unrefunded Balance Capital Appreciation 1st Tier Series A (Transportation Revenue, Ambac Insured) ¤	0.00%	8-15-2016	$340,000	$336,862
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series A (Health Revenue, Compass Bank LOC) ø	0.26	6-1-2038	6,950,000	6,950,000
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series B (Health Revenue, Compass Bank LOC) ø	0.26	6-1-2031	7,975,000	7,975,000
				714,303,235

Virgin Islands : 0.19%
Virgin Islands PFA Senior Lien Matching Fund Loan Series A (Miscellaneous Revenue)	4.00	10-1-2016	1,700,000	1,770,278
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2017	6,950,000	7,531,159
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2015	2,000,000	2,036,660
				11,338,097

Virginia : 0.53%
Amelia County VA IDA Waste Management Project (Resource Recovery Revenue) ø	0.63	4-1-2027	3,700,000	3,700,000
Fairfax County VA EDA Mount Vernon Ladies Association Project (Industrial Development Revenue, SunTrust Bank LOC) ø	0.22	6-1-2037	400,000	400,000
Fredericksburg VA EDA Mary Washington Healthcare Group Series A (Health Revenue) ±	1.92	8-1-2038	3,905,000	3,985,521
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2016	1,000,000	1,055,630
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2017	1,250,000	1,366,863
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2018	1,500,000	1,684,815
King George County VA IDA Waste Management Incorporated Series A (Resource Recovery Revenue) ±	0.70	6-1-2023	10,000,000	10,001,300
Louisa VA IDA Virginia Electric & Power Company Series C (Utilities Revenue) ±	0.70	11-1-2035	6,400,000	6,405,568
Richmond VA IDA (Miscellaneous Revenue, Ambac Insured)	5.00	7-15-2015	1,000,000	1,010,890
Virginia Small Business Financing Authority Hampton University (Education Revenue)	3.00	10-1-2015	1,880,000	1,903,387
Virginia Small Business Financing Authority Hampton University (Education Revenue)	3.00	10-1-2016	955,000	985,025
				32,498,999

Washington : 0.16%
Grant County WA Public Utility District #2 Series K (Utilities Revenue) ±	0.34	1-1-2044	4,000,000	3,993,800
Kent WA (GO)	2.00	12-1-2015	400,000	404,020
Kent WA (GO)	3.00	12-1-2016	500,000	517,900
Washington Housing Finance Commission Market Street Apartments Project Series A (Housing Revenue)	0.55	6-1-2016	4,750,000	4,752,850
				9,668,570

West Virginia : 0.20%
Mason County WV PCR Appalachian Power Company Series L (Industrial Development Revenue) ±	1.63	10-1-2022	12,000,000	12,040,560

Wisconsin : 0.93%
Augusta WI School District Notes Anticipation Notes (Miscellaneous Revenue)	2.00	12-1-2015	3,175,000	3,194,844
Cameron WI School District BAN (Miscellaneous Revenue)	2.00	8-17-2015	2,400,000	2,401,848
Ellsworth WI Community School District Notes Anticipation Notes (Miscellaneous Revenue)	2.00	4-1-2016	835,000	841,772
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2015	295,000	304,396
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2016	345,000	369,333

22

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Milwaukee County WI Series B (Airport Revenue)		4.00%	12-1-2015	$390,000	$399,824
Milwaukee County WI Series B (Airport Revenue)		4.00	12-1-2016	385,000	405,790
Milwaukee County WI Series B (Airport Revenue)		4.00	12-1-2017	385,000	414,356
Milwaukee County WI Series F9 (GO) ±		0.47	2-15-2032	7,500,000	7,504,725
Onalaska WI School District BAN (Miscellaneous Revenue)		2.00	4-15-2015	1,850,000	1,851,240
Racine WI (GO)		2.00	6-1-2015	2,000,000	2,005,560
Richland Center WI Sewer System BAN Series A (Water & Sewer Revenue)		1.00	5-1-2016	14,740,000	14,743,390
Saint Croix WI Central School District BAN (Miscellaneous Revenue) %%		2.00	5-15-2015	2,000,000	2,004,240
Waukesha WI Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø		0.95	12-1-2042	3,865,000	3,865,000
Wisconsin HEFA Aurora Health Care Series B-1 (Health Revenue) ±		1.25	8-15-2025	3,440,000	3,463,942
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue) %%		2.00	12-1-2016	1,455,000	1,485,060
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue) %%		3.00	12-1-2017	200,000	210,254
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue) %%		3.00	12-1-2018	500,000	529,530
Wisconsin HEFA Unity Point Series B-1 (Health Revenue) ø		0.10	12-1-2041	10,500,000	10,500,000
					56,495,104

Wyoming : 0.31%
Converse County WY PCR PacifiCorp Project (Industrial Development Revenue) ø		0.15	11-1-2024	4,095,000	4,095,000
Sweetwater County WY Pollution Control Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø		0.22	1-1-2017	15,000,000	15,000,000
					19,095,000

Total Municipal Obligations (Cost $5,905,427,313)					5,912,719,017

Other : 0.91%
Nuveen Dividend Advantage Municipal Fund 3, Institutional MuniFund Term Preferred Shares 144A±		0.77	10-1-2017	38,000,000	38,056,240
Nuveen New York AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares 144A±		0.64	10-1-2017	17,000,000	17,033,660
Total Other (Cost $55,000,000)					55,089,900

		Yield		Shares
Short-Term Investments : 1.69%
Investment Companies : 1.68%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01		102,132,167	102,132,167

				Principal
U.S. Treasury Securities : 0.01%
U.S. Treasury Bill (z)#		0.02	6-18-2015	675,000	674,974

Total Short-Term Investments (Cost $102,807,113)					102,807,141

Total investments in securities (Cost $6,078,362,921)*	100.10%				6,085,623,678
Other assets and liabilities, net	(0.10)				(5,995,161)

Total net assets	100.00%				$6,079,628,517

±	Variable rate investment. The rate shown is the rate in effect at period end.

23

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $6,078,353,746 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,006,020
Gross unrealized losses	(7,736,088)

Net unrealized gains	$7,269,932

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
Radian	Radian Asset Assurance
RAN	Revenue anticipation notes
R&D	Research & development
RDA	Redevelopment Authority

24

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2015 (unaudited)

SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TAN	Tax anticipation notes
TTFA	Transportation Trust Fund Authority

25

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$0	$12,907,620	$12,907,620
Commercial paper	0	2,100,000	0	2,100,000
Municipal obligations	0	5,875,276,517	37,442,500	5,912,719,017
Other	0	55,089,900	0	55,089,900
Short-term investments
Investment companies	102,132,167	0	0	102,132,167
U.S. Treasury securities	674,974	0	0	674,974

Total assets	$102,807,141	$5,932,466,417	$50,350,120	$6,085,623,678

Liabilities
Futures contracts	$143,984	$0	$0	$143,984

Total liabilities	$143,984	$0	$0	$143,984

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended March 31, 2015, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At March 31, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2015	Unrealized losses
6-30-2015	JPMorgan	155 Short	5-Year U.S. Treasury Notes	$18,632,695	$(111,701)
6-30-2015	JPMorgan	800 Short	2-Year U.S Treasury Notes	175,325,000	(414,021)

Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 87.52%
Guam : 5.90%
Guam Government Business Privilege Series A (Tax Revenue)	5.25%	1-1-2036	$2,000,000	$2,239,300
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,115,890
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.50	12-1-2019	1,000,000	1,158,800
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	6.00	7-1-2025	650,000	658,697
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2025	740,000	866,170
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	650,000	728,767
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2016	100,000	106,265
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2016	150,000	159,398
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,575,000	1,813,250
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	585,855
				9,432,392

Illinois : 3.78%
Chicago IL Board Education Refunding Bond Series A (GO, Ambac Insured)	5.50	12-1-2025	2,115,000	2,327,621
Chicago IL Refunding Bond CAB Series C (GO) ¤	0.00	1-1-2032	2,500,000	1,089,600
Chicago IL Refunding Bond Series A (GO)	5.00	1-1-2027	1,700,000	1,778,336
Chicago IL Waterworks Second Lien (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2020	500,000	561,360
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	250,000	286,510
				6,043,427

Puerto Rico : 15.26%
Puerto Rico Commonwealth Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, AGC Insured)	5.25	7-1-2019	1,000,000	1,056,350
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (GO, AGM Insured)	5.00	7-1-2015	1,750,000	1,753,570
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (GO, AGM Insured)	5.00	7-1-2016	1,535,000	1,581,111
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	210,000	214,769
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	215,000	219,883
Puerto Rico Electric Power Authority Refunding Bond Series JJ (Utilities Revenue, National Insured)	5.25	7-1-2015	565,000	569,000
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2015	1,250,000	1,259,625
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	1,000,000	1,032,770
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	1,000,000	1,031,920
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	4.00	7-1-2015	1,100,000	1,103,938
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2016	2,255,000	2,297,281
Puerto Rico Government Development Bank Series 3402 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A±	0.50	6-30-2015	2,000,000	2,000,000
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	600,000	680,700
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2015	500,000	501,740
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2019	1,835,000	1,865,388
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2020	260,000	264,306
Puerto Rico Highway & Transportation Authority Prerefunded Bond Series W (Tax Revenue, National Insured)	5.50	7-1-2015	850,000	861,229

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, BHAC/FGIC Insured)	5.25%	7-1-2021	$300,000	$350,580
Puerto Rico Highway & Transportation Authority Unrefunded Balance Series W (Tax Revenue, National Insured)	5.50	7-1-2015	335,000	335,399
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital De La Concepcion Series A (Health Revenue)	6.50	11-15-2020	25,000	25,575
Puerto Rico Municipal Finance Authority Series C (Tobacco Revenue, BHAC/FGIC Insured)	5.50	7-1-2020	3,000,000	3,497,970
Puerto Rico Public Buildings Authority Refunding Bond (Miscellaneous Revenue, National Insured)	5.50	7-1-2015	1,875,000	1,883,025
				24,386,129

Virgin Islands : 3.79%
Virgin Islands PFA Gross Receipts Series C (Tax Revenue)	5.00	10-1-2017	2,240,000	2,427,309
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, AGM Insured)	4.00	10-1-2022	1,000,000	1,085,190
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National Insured)	5.00	10-1-2016	250,000	264,040
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2025	2,000,000	2,278,240
Virgin Islands PFA Unrefunded Balance Series A (Miscellaneous Revenue)	7.30	10-1-2018	10,000	11,248
				6,066,027

Wisconsin : 58.79%
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.50	9-1-2015	400,000	400,820
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.75	9-1-2016	415,000	417,125
Beloit WI CDA Series A (Tax Revenue)	1.25	6-1-2015	100,000	100,082
Blue Mounds WI CDA Series A (Miscellaneous Revenue) %%	1.25	4-1-2017	50,000	50,292
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2017	170,000	171,049
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.50	6-1-2018	200,000	200,886
Glendale WI CDA Bayshore Public Parking (Miscellaneous Revenue)	1.50	10-1-2019	300,000	302,478
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2017	1,635,000	1,730,648
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2018	1,700,000	1,819,391
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	5.00	4-1-2016	740,000	740,000
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	4.38	4-1-2022	200,000	216,290
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	5.00	4-1-2030	1,320,000	1,478,730
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.00	12-1-2029	15,000	17,657
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	4.25	12-1-2015	50,000	51,343
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.50	12-1-2023	250,000	289,795
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.15	12-1-2032	385,000	455,270
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.50	4-1-2015	125,000	125,000
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.70	4-1-2016	405,000	414,554
Greenfield WI CDA Layton Terrace Project (Housing Revenue) ±	4.75	9-1-2033	500,000	500,685
Little Chute WI CDA (Industrial Development Revenue, Associated Bank NA LOC) ø	0.12	7-1-2053	855,000	855,000
Little Chute WI CDA (Miscellaneous Revenue)	4.25	3-1-2017	200,000	200,464
Little Chute WI CDA (Miscellaneous Revenue)	4.35	3-1-2018	200,000	200,416
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2023	150,000	173,859
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2025	475,000	549,062
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2039	5,000,000	5,718,300

2

Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Milwaukee WI RDA Historic Third Ward Package (Transportation Revenue, Northern Trust Company LOC) ø	0.02%	9-1-2028	$550,000	$550,000
Milwaukee WI RDA Milwaukee Public Schools Congress Series A (Miscellaneous Revenue)	4.60	8-1-2022	100,000	100,854
Milwaukee WI RDA Milwaukee School of Engineering (Education Revenue, AGM Insured)	1.25	4-1-2015	690,000	690,000
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue, Ambac Insured)	4.00	8-1-2023	300,000	312,717
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)##	5.00	8-1-2020	3,100,000	3,595,535
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)##	5.00	8-1-2021	3,330,000	3,906,490
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	2,100,000	2,404,689
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	3.15	8-1-2017	50,000	52,538
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	4.60	8-1-2024	870,000	948,422
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	5.00	8-1-2030	3,000,000	3,370,620
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.95	12-1-2038	2,100,000	2,100,000
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50	2-15-2029	1,000,000	1,113,950
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	2-15-2039	1,570,000	1,756,343
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.20	5-1-2015	80,000	80,046
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.40	5-1-2016	70,000	70,485
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.75	5-1-2018	50,000	50,244
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2015	100,000	100,019
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.45	6-1-2016	50,000	49,995
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.65	6-1-2017	100,000	99,516
Platteville WI RDA University of Wisconsin Platteville Real Estate (Education Revenue)	5.00	7-1-2022	1,000,000	1,122,470
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.95	10-1-2042	1,445,000	1,445,000
Saukville Village WI CDA Calibre Incorporated Project (Industrial Development Revenue, BMO Harris Bank NA LOC) ø	0.22	9-1-2029	670,000	670,000
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2015	160,000	165,944
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2017	1,765,000	1,976,112
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2018	380,000	439,447
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2019	100,000	118,591
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2021	2,000,000	2,472,100
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2023	1,600,000	1,993,840
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2026	2,330,000	2,900,640
Sturgeon Bay WI Waterfront RDA Series A (Miscellaneous Revenue)	4.35	10-1-2018	150,000	155,522
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	3.80	2-1-2018	300,000	311,352
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.00	2-1-2019	220,000	227,916
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.50	2-1-2022	250,000	259,440
Verona WI CDA Public Improvements (Miscellaneous Revenue)	5.38	12-1-2022	830,000	831,826
Warrens WI CDA Economic Improvements (Miscellaneous Revenue)	5.10	11-1-2020	70,000	48,650
Warrens WI CDA Interim Workout Extension (Tax Revenue)	3.70	11-1-2029	250,000	125,313
Warrens WI CDA Public Improvements (Miscellaneous Revenue)	5.00	11-1-2016	70,000	45,500
Waukesha WI Housing Authority Preservation Corporation Project (Housing Revenue, Johnson Bank LOC) ø	0.95	12-1-2042	1,985,000	1,985,000
Waukesha WI Housing Authority The Arboretum Project (Housing Revenue) ±	5.00	12-1-2027	340,000	340,802
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.30	12-1-2016	135,000	138,776
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.65	12-1-2017	335,000	349,837
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.00	12-1-2023	150,000	162,239
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.20	12-1-2024	150,000	163,571
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.25	12-1-2025	250,000	272,148
Weston WI CDA Series A (Miscellaneous Revenue)	5.25	10-1-2020	720,000	722,218

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Wisconsin Center District CAB (Tax Revenue, National Insured) ¤		0.00%	12-15-2019	$175,000	$158,482
Wisconsin Center District CAB (Tax Revenue, AGM Insured) ¤		0.00	12-15-2030	190,000	114,692
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)		5.25	12-15-2015	30,000	31,057
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)		5.25	12-15-2018	65,000	74,310
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)		5.25	12-15-2019	2,000,000	2,335,300
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)		5.25	12-15-2023	2,340,000	2,779,429
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)		5.25	12-15-2027	560,000	673,982
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)		5.00	12-15-2030	2,100,000	2,347,107
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)		5.00	12-15-2022	730,000	832,120
Wisconsin Dells CDA (Miscellaneous Revenue)		4.60	3-1-2025	175,000	177,748
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue) %%		2.00	12-1-2019	1,475,000	1,560,299
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue) %%		4.00	12-1-2035	1,000,000	1,006,070
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue) %%		5.00	12-1-2025	1,500,000	1,775,205
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue) %%		5.00	12-1-2026	1,740,000	2,046,884
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B (Health Revenue)		5.00	7-1-2044	1,750,000	1,936,848
Wisconsin Housing & EDA (Housing Revenue, FHA Insured)		6.10	6-1-2021	80,000	87,554
Wisconsin Housing & EDA AMT Series A (Housing Revenue)		4.63	11-1-2037	25,000	25,163
Wisconsin Housing & EDA AMT Series A (Housing Revenue)		4.75	5-1-2037	280,000	280,160
Wisconsin Housing & EDA MFHR Series A (Industrial Development Revenue) ±		4.25	12-1-2035	1,960,000	2,014,684
Wisconsin Housing & EDA President House Project (Housing Revenue, Associated Bank NA LOC) ø		0.12	8-1-2046	1,775,000	1,775,000
Wisconsin Housing & EDA Series A (Housing Revenue)		0.55	12-1-2016	50,000	49,972
Wisconsin Housing & EDA Series A (Housing Revenue, FHLB LIQ) ø		0.02	5-1-2055	1,550,000	1,550,000
Wisconsin Housing & EDA Series A (Housing Revenue)		0.80	6-1-2017	50,000	49,976
Wisconsin Housing & EDA Series A (Housing Revenue)		0.90	12-1-2017	50,000	49,890
Wisconsin Housing & EDA Series A (Housing Revenue)		1.15	6-1-2018	55,000	54,957
Wisconsin Housing & EDA Series A (Housing Revenue)		1.25	12-1-2018	55,000	54,919
Wisconsin Housing & EDA Series A (Housing Revenue)		1.55	12-1-2019	55,000	54,936
Wisconsin Housing & EDA Series A (Housing Revenue)		1.95	12-1-2020	55,000	55,212
Wisconsin Housing & EDA Series A (Housing Revenue)		3.80	12-1-2039	1,130,000	1,126,361
Wisconsin Housing & EDA Series A (Housing Revenue)		3.90	12-1-2044	1,445,000	1,437,385
Wisconsin Housing & EDA Series A (Housing Revenue)		4.05	12-1-2049	1,650,000	1,644,143
Wisconsin Housing & EDA Series A (Housing Revenue)		5.75	11-1-2043	3,390,000	3,650,623
Wisconsin Housing & EDA Series E (Housing Revenue)		4.90	11-1-2035	2,015,000	2,017,116
Wisconsin Oneida Tribe of Indians (Tax Revenue) 144A		5.50	2-1-2021	605,000	686,893
Wisconsin Refunding Bond of 2011 Series 1 (GO)		5.00	5-1-2022	1,225,000	1,464,711
					93,955,101

Total Municipal Obligations (Cost $134,520,408)					139,883,076

Total investments in securities (Cost $134,520,408)*	87.52%				139,883,076
Other assets and liabilities, net	12.48				19,940,896

Total net assets	100.00%				$159,823,972

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.

4

Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2015 (unaudited)

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
##	All or a portion of the security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $134,517,206 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,530,486
Gross unrealized losses	(164,616)

Net unrealized gains	$5,365,870

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HUD	Department of Housing and Urban Development
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority

5

Wells Fargo Advantage Wisconsin Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$139,883,076	$0	$139,883,076

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date: May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date: May 26, 2015

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: May 26, 2015

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: May 26, 2015